                                                             File Nos. 033-39702
                                                                       811-06293

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No.
                           37

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 90

                            SEPARATE ACCOUNT VA-K OF
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                              (Name of Depositor)
                          132 Turnpike Road, Suite 210
                       Southborough, Massachusetts 01772
                           Telephone: (508) 460-2400
               (Address of Depositor's Principal Executive Office

    Sarah M. Patterson, Senior Vice President, Associate General Counsel and
                              Assistant Secretary
                Commonwealth Annuity and Life Insurance Company
                          132 Turnpike Road, Suite 210
                      Southborough, Massachusetts 01772
                           Telephone: (860) 325-1538
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 2, 2016 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY
                              CONTRACTS

Pursuant to Reg. Section 270.24f- 2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("the 1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2015 and was filed before March 30, 2016.

           CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUSES OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.                 CAPTION IN PROSPECTUSES
----------------- -----------------------------------------------------------------------------------------------
1                 Cover Page

2                 Special Terms

3                 Prospectus A:     Summary of Fees and Expenses; Summary of the Policy Features
                  Prospectus B:     Summary of Fees and Expenses; Summary of the Contract Features

4                 Condensed Financial Information;

5                 Prospectus A:     Description of the Companies, the Separate Account and the Underlying
                  Investment Companies

                  Prospectus B:     Description of the Companies, the Variable Accounts and the Underlying
                  Investment Companies

6                 Charges and Deductions

7                 Prospectus A:     The Variable Annuity Policies
                  Prospectus B:     Description of the Contract

8                 Prospectus A:     The Variable Annuity Policies
                  Prospectus B:     Electing the Form of Annuity and the Annuity Date; Description of Variable
                  Annuity Payout Options; Annuity Benefit Payments

9                 Death Benefit

10                Prospectus A:     Purchase Payments; Computation of Policy Values and Annuity Payments
                  Prospectus B:     Payments; Computation of Values; Distribution

11                Prospectus A:     Surrender; Partial Redemption
                  Prospectus B:     Surrender; Withdrawals; Charge for Surrender and Withdrawal; Withdrawal
                  Without Surrender Charge; Texas Optional Retirement Program

12                Federal Tax Considerations

13                Legal Matters

FORM N-4 ITEM NO.                 CAPTION IN THE STATEMENTS OF ADDITIONAL INFORMATION
----------------- -----------------------------------------------------------------------------------------------
14                Statement of Additional Information - Table of Contents

15                Cover Page

16                Table of Contents

17                General Information and History

18                Services

19                Underwriters

20                Underwriters

21                Performance Information

22                Annuity Benefit Payments

23                Financial Statements

               COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                         SOUTHBOROUGH, MASSACHUSETTS

This Prospectus provides important information about the ExecAnnuity Plus '93 variable annuity policy (Form A3021-93) and the ExecAnnuity Plus '91 variable annuity policy (Form A3018-91) issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). Information specific to ExecAnnuity Plus '91 (A3018-91) is set forth in Appendix C. As of the date of this Prospectus, the Company has effectively ceased issuing new contracts except in connection with certain preexisting contractual plans and programs.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information ("SAI") dated May 2, 2016 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-533-7881. The Table of Contents of the SAI is listed on page 3 of this Prospectus. This Prospectus and the SAI can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Separate Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of one of the following funds (certain funds may not be available in all states):


GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE  AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
SHARES)                                          INSURANCE FUNDS) (SERIES II SHARES)
Goldman Sachs Core Fixed Income Fund             Invesco V.I. Mid Cap Growth Fund
Goldman Sachs Equity Index Fund                  Invesco V.I. Value Opportunities Fund
Goldman Sachs Global Trends Allocation Fund      AB VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
Goldman Sachs Growth Opportunities Fund          AB VPS Growth and Income Portfolio
Goldman Sachs High Quality Floating Rate Fund    AB VPS Large Cap Growth Portfolio
Goldman Sachs Mid Cap Value Fund                 AB VPS Small/Mid-Cap Value Portfolio
Goldman Sachs Government Money Market Fund       AB VPS Value Portfolio
Goldman Sachs Strategic Growth Fund              DELAWARE VIP TRUST
Goldman Sachs Strategic International Equity     Delaware VIP International Value Equity Series
Fund                                             DELAWARE VIP TRUST (SERVICE CLASS)
Goldman Sachs U.S. Equity Insights Fund          Delaware VIP Smid Cap Growth Series
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE   DEUTSCHE VARIABLE SERIES I (CLASS A)
INSURANCE FUNDS) (SERIES I SHARES)               Deutsche Capital Growth VIP
Invesco V.I. American Franchise Fund             CONTINUED ON NEXT PAGE
Invesco V.I. Core Equity Fund
Invesco V.I. Global Health Care Fund


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Company's General Account is also available as an investment option and offers a fixed interest rate guaranteed for one year from the time a payment is received.




                              DATED MAY 2, 2016

DEUTSCHE VARIABLE SERIES II                      JANUS ASPEN SERIES (SERVICE SHARES)
Deutsche Large Cap Value VIP                     Janus Aspen Janus Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS       MFS(R) VARIABLE INSURANCE TRUST (SERVICE CLASS)
Fidelity VIP Asset Manager(SM) Portfolio         MFS(R) Mid Cap Growth Series
Fidelity VIP Equity-Income Portfolio             MFS(R) New Discovery Series
Fidelity VIP Growth Portfolio                    MFS(R) Total Return Series
Fidelity VIP High Income Portfolio               MFS(R) Utilities Series
Fidelity VIP Overseas Portfolio                  OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS       SHARES)
(SERVICE CLASS 2)                                Oppenheimer Capital Appreciation Fund/VA
Fidelity VIP Contrafund(R) Portfolio             Oppenheimer Conservative Balanced Fund/VA
Fidelity VIP Growth Opportunities Portfolio      Oppenheimer Global Fund/VA
Fidelity VIP Mid Cap Portfolio                   Oppenheimer Global Strategic Income Fund/VA
Fidelity VIP Value Strategies Portfolio          Oppenheimer Main Street Fund(R)/VA
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS   PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
TRUST (CLASS 2)                                  Pioneer Emerging Markets VCT Portfolio
Franklin Growth and Income VIP Fund              Pioneer Real Estate Shares VCT Portfolio
Franklin Large Cap Growth VIP Fund               T. ROWE PRICE INTERNATIONAL SERIES, INC.
Franklin Small-Mid Cap Growth VIP Fund           T. Rowe Price International Stock Portfolio
Franklin Mutual Shares VIP Fund
Templeton Foreign VIP Fund

Effective November 15, 2010, no new payment allocations or transfers can be made to the Sub-Account that invest in the underlying funds listed below:


EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating-Rate Income Fund

You may contact our Service Center at 1-800-533-7881 to request prospectuses for any of the underlying funds that are available as investment options under your Contract.

                              TABLE OF CONTENTS

SPECIAL TERMS.............................................................    4
SUMMARY OF FEES AND EXPENSES..............................................    5
SUMMARY OF THE POLICY FEATURES............................................    9
PERFORMANCE INFORMATION...................................................   12
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE
  UNDERLYING FUNDS........................................................   14
INVESTMENT OBJECTIVES AND POLICIES........................................   16
WHAT IS AN ANNUITY?.......................................................   21
CHARGES AND DEDUCTIONS....................................................   22
  SURRENDER CHARGE........................................................   22
  PREMIUM TAXES...........................................................   25
  POLICY FEE..............................................................   25
  CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY
    PAYOUT (M-GAP) RIDER..................................................   25
  ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS..........................   26
THE VARIABLE ANNUITY POLICIES.............................................   27
  DISRUPTIVE TRADING......................................................   27
  PURCHASE PAYMENTS.......................................................   28
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY...........................   29
  RIGHT TO CANCEL ALL OTHER POLICIES......................................   29
  TELEPHONE TRANSACTION PRIVILEGE.........................................   29
  TRANSFER PRIVILEGE......................................................   30
  AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS...........   30
  SURRENDER...............................................................   31
  PARTIAL REDEMPTION......................................................   31
  DEATH BENEFIT...........................................................   32
  THE SPOUSE OF THE OWNER AS BENEFICIARY..................................   33
  ASSIGNMENT..............................................................   33
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE.......................   34
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS..........................   35
  NORRIS DECISION.........................................................   36
  COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT PAYMENTS...............   36
FEDERAL TAX CONSIDERATIONS................................................   39
LOANS (QUALIFIED POLICIES ONLY)...........................................   48
STATEMENTS AND REPORTS....................................................   48
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS.........................   49
VOTING RIGHTS.............................................................   50
CHANGES TO COMPLY WITH LAW AND AMENDMENTS.................................   50
DISTRIBUTION..............................................................   50
LEGAL MATTERS.............................................................   51
FURTHER INFORMATION.......................................................   51
APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT....................  A-1
APPENDIX B--CONDENSED FINANCIAL INFORMATION...............................  B-1
APPENDIX C--POLICY NO. A3018-91 (AND STATE VARIATIONS THEREOF)............  C-1
APPENDIX D--DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY
  PAYOUT (M-GAP) RIDER....................................................  D-1


                    STATEMENT OF ADDITIONAL INFORMATION
                             TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY..........................................    3
TAXATION OF THE POLICY, THE SEPARATE ACCOUNT AND THE COMPANY.............    5
SERVICES.................................................................    5
UNDERWRITERS.............................................................    6
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION...............    7
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM..............    8
PERFORMANCE INFORMATION..................................................    9
STATE PREMIUM TAX CHART..................................................   15
FINANCIAL STATEMENTS.....................................................   15
FINANCIAL STATEMENTS OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
  COMPANY AND SEPARATE ACCOUNT VA-K......................................  F-1

                                SPECIAL TERMS

ACCUMULATED VALUE:    the total value of all Accumulation Units in the
Sub-Accounts plus the value of all accumulations in the General Account credited to the Policy on any date before the Annuity Date.

ACCUMULATION UNIT:    a unit of measure used to calculate the value of a
Sub-Account before annuity payments begin.

ANNUITANT:    the person designated in the Policy to whom the Annuity is to be paid.

ANNUITY DATE:    the date on which annuity payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT:    a unit of measure used to calculate the value of the periodic annuity payments under the Policy.

COMPANY:    unless otherwise specified, any reference to the "Company" shall refer exclusively to Commonwealth Annuity and Life Insurance Company.

CUMULATIVE EARNINGS:    the Accumulated Value reduced by total payments not
previously withdrawn.

FIXED ANNUITY PAYOUT:    an annuity payout option providing for payments which
remain fixed in amount throughout the annuity payment period.

GENERAL ACCOUNT:    all the assets of the Company other than those held in a
Separate Account.

SEPARATE ACCOUNT:    Separate Account VA-K of the Company. Separate Account
VA-K consists of assets segregated from other assets of the Company. The investment performance of the assets of the Separate Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

SERVICE OFFICE:    Se(2), LLC (an affiliate of Security Distributors, Inc.) and its affiliates (collectively, "se(2)") provides administrative, accounting, and other services to the Company. The principal administrative offices of se(2) are located at One Security Benefit Place Topeka, KS 66675, Telephone 1-800-533-7881.

SUB-ACCOUNT:    a subdivision of the Separate Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE:    the Accumulated Value of the Policy on full surrender after deducting any applicable Policy fee, rider charge and surrender charge.

VALUATION DATE:    a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be materially affected.

VALUATION PERIOD:    The time span between the close of trading on the New York
Stock Exchange from one Valuation Date to the next.

VARIABLE ANNUITY PAYOUT:    an annuity payout option providing for payments
varying in amount in accordance with the investment experience of certain Underlying Funds.

                        SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will bear under the ExecAnnuity Plus Policies. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The purpose of the tables is to help you understand these various charges.



                                   TABLE I
                         OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE POLICY AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE POLICY AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.


                                                                                 MAXIMUM CHARGE
                                                                          -----------------------------
          SURRENDER CHARGE(1):
          (as a percentage of payments withdrawn).......................              8.0%

          TRANSFER CHARGE(2):...........................................        $0 on the first 12
                                                                               transfers in a Policy
                                                                                year. Up to $25 for
                                                                               subsequent transfers


           -------------------
           (1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any period certain option. The charge is a percentage of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period. For purposes of calculating the Surrender Charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from Purchase Payments in the chronological order in which they were received.

             COMPLETE YEARS FROM DATE OF PAYMENT                             CHARGE
             --------------------------------------------------------------  -------
             0-2...........................................................      8%
             3.............................................................      7%
             4.............................................................      6%
             5.............................................................      5%
             6.............................................................      4%
             7.............................................................      3%
             8.............................................................      2%
             9.............................................................      1%
             Thereafter....................................................      0%

           (2) The Company currently makes no charge for processing transfers and guarantees that the first 12 transfers in a Policy year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                  TABLE II
       PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND:


           ANNUAL POLICY FEE:(1)...............................................................   $30

           ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
           (on an annual basis as percentage of average daily net assets)
                Mortality and Expense Risk Charge:.............................................  1.25%
                Administrative Expense Charge:.................................................  0.20%
                                                                                                 ------
                Total Annual Expenses:.........................................................  1.45%

           OPTIONAL RIDER CHARGES:
             The charge on an annual basis as a percentage of the Accumulated Value is:
                Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period(2)...................................................  0.25%
                Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year waiting period(2)...............................................  0.15%


           -------------------
           (1) During the accumulation phase, a Policy fee equal to the lesser of $30 or 3% is deducted annually and upon surrender when Accumulated Value is $50,000 or less. The fee is waived for Policies issued to and maintained by the trustee of a 401(k) plan.

           (2) If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "APPENDIX D--DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER".

                                  TABLE III
           TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.


The table below shows the minimum and maximum expenses of the Funds for the year ended December 31, 2015. The levels of fees and expenses vary among the Underlying Funds, and may vary from year to year.




TOTAL ANNUAL FUND OPERATING EXPENSES                      MINIMUM                           MAXIMUM
----------------------------------------       ----------------------------       ---------------------------
Expenses that are deducted from                  Annual charge of 0.49% of          Annual charge of 2.01%
Underlying Fund assets, including                average daily net assets         of average daily net assets
management fees, distribution and/or
service (12b-1) fees and other expenses.



------------------------------
The Underlying Fund information is based on information provided by the Underlying Funds and is not independently verified by the Company.


EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE POLICY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, POLICY FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the optional rider with the maximum possible charge, which would be the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:



                                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Fund with the maximum total operating expenses...........   $1,024  $1,554   $2,004    $3,176


(2) If you do NOT surrender your Policy or if you annuitize at the end of the applicable time period under a life option:



                                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Fund with the maximum total operating expenses...........    $288    $883    $1,504    $3,176


MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Fund and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:



                                                                1 YEAR   3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Fund with the maximum total operating expenses...........   $918    $1,233   $1,428    $2,019


(2) If you do NOT surrender your Policy or if you annuitize at the end of the applicable time period under a life option:



                                                                1 YEAR   3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Fund with the maximum total operating expenses...........   $174     $539     $928     $2,019


                       SUMMARY OF THE POLICY FEATURES

This Summary does not contain all information that may be important. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. Although there may be state variations to the Contract, this prospectus discloses all the material features and benefits under the Contract.


INVESTMENT OPTIONS


Purchase payments may be allocated among the variable Sub-Accounts available under the Policies (up to seventeen Sub-Accounts, in addition to the Sub-Account investing in the Goldman Sachs Government Money Market Fund, may be utilized at any one time) and a fixed account ("General Account") of the Company (together "investment options"). The Sub-Accounts are subdivisions of Separate Account VA-K (the "Separate Account"), a separate account of the Company. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, (the "1940 Act") but such registration does not involve the supervision or management of investment practices or policies by the Securities and Exchange Commission ("SEC"). For more information about the Separate Account and the Company, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS. For more information about the General Account see APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT.



INVESTMENT IN THE SUB-ACCOUNT


Each Sub-Account available under the Policies invests its assets without sales charge in a corresponding investment series. You may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Sub-Account investing in the Goldman Sachs Government Money Market Fund. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.


There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. For more information about the investments of the Underlying Funds, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS. The accompanying prospectuses describe the investment objectives and risks of each of the Underlying Funds.

The value of each Sub-Account will vary daily depending on the performance of the investments made by the respective Underlying Funds. Dividends or capital gains distributions received from an Underlying Fund are reinvested in additional shares of that Underlying Fund, which are retained as assets of the Sub-Account.


TRANSFERS BETWEEN INVESTMENT OPTIONS

Prior to the Annuity Date, amounts may be transferred among the Sub-Accounts and between the Sub-Accounts and the General Account subject to certain limitations described under "TRANSFER PRIVILEGE" under THE VARIABLE ANNUITY POLICIES. Automatic Transfers (Dollar Cost Averaging), which gradually moves money to one or more of the Underlying Funds, is available at no additional charge. Automatic Account Rebalancing, which ensures that assets remain allocated according to the Owner's designated percentage allocation mix, is also available at no additional charge. Automatic Transfers (Dollar Cost Averaging) and Automatic Account Rebalancing may not be in effect at the same time.

ANNUITY PAYMENTS

The owner of a Policy ("Owner") may select variable annuity benefit payments based on one or more of certain Sub-Accounts, fixed annuity payouts, or a combination of fixed and variable payments. Fixed annuity payouts are guaranteed by the Company.


CANCELLATION RIGHTS

The Owner may cancel the Policy at any time between the date of the application and the date 10 days after receipt of the Policy. For more information about cancellation rights, see "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER POLICIES" under THE VARIABLE ANNUITY POLICIES.


PAYMENT MINIMUMS AND MAXIMUMS

Under the Policies, purchase payments are not limited as to frequency, but no payments may be submitted within one month of the Annuity Date. Generally, the initial purchase payment must be at least $600 and subsequent payments must be at least $50. Under a monthly automatic payment plan or a payroll deduction plan, each purchase payment must be at least $50. However, in cases where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600.

The Company reserves the right to set maximum limits on the aggregate purchase payments made under the Policy. In addition, the Internal Revenue Code (the "Code") imposes maximum limits on contributions under qualified annuity plans.


CHARGES AND DEDUCTIONS

For a complete discussion of charges, see CHARGES AND DEDUCTIONS.

SURRENDER CHARGE.    No sales charge is deducted from purchase payments at the
time the payments are made. However, a surrender charge may be assessed on withdrawals of payments that have not been invested for nine full years.

ANNUAL POLICY FEE.    During the accumulation phase, a Policy Fee equal to the
lesser of $30 or 3% of Accumulated Value will be deducted on a Policy Anniversary or upon full surrender when the Accumulated Value on that date is $50,000 or less. The Policy Fee is waived for policies issued to and maintained by the trustee of a 401(k) plan.

PREMIUM TAXES.    A deduction for state and local premium taxes, if any, may be made as described under "Premium Taxes" under CHARGES AND DEDUCTIONS.

SEPARATE ACCOUNT ASSET CHARGES.    The Company will deduct a daily charge,
equivalent to 1.25% annually, of the average daily net assets of each Sub-Account at each Valuation Date. The charge is retained for the mortality and expense risks the Company assumes. In addition, to cover administrative expenses, the Company deducts a daily charge of 0.20% per annum of the value of the average net assets in the Sub-Accounts.

TRANSFER CHARGE.    The Company currently makes no charge for transfers. The
Company guarantees that the first twelve transfers in a Policy year will be free of charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer. If the Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Policy year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.

CHARGES OF THE UNDERLYING FUND.    In addition to the charges described above,
each Underlying Fund incurs certain management fees and expenses which are more fully described in the prospectuses of the Underlying Funds. These charges vary among the Underlying Funds and may change from year to year.


SURRENDER OR PARTIAL REDEMPTION

At any time before the Annuity Date, the Owner has the right either to surrender the Policy in full and receive its Surrender Value less any applicable tax withholding or to redeem a portion of the Policy's value subject to certain limits and any applicable surrender charge. There may be tax consequences for surrender or redemptions. For further information, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY POLICIES and "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS, and FEDERAL TAX
CONSIDERATIONS.


DEATH BENEFIT

If the Annuitant or Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon death of the Annuitant, the death benefit is equal to the greatest of:

(a) the Accumulated Value on the Valuation Date that the Company receives due proof of death;

(b) the sum of the gross payment(s) made under the Policy reduced proportionately to reflect the amount of all partial redemptions; or

(c) the death benefit that would have been payable on the most recent fifth year Policy Anniversary, increased for subsequent purchase payments and reduced proportionately to reflect withdrawals after that date.

Upon death of the Owner, who is not also the Annuitant, the death benefit will equal the Accumulated Value of the Policy next determined following receipt of due proof of death at the Principal Office. See "DEATH BENEFIT" under THE VARIABLE ANNUITY POLICIES.

                           PERFORMANCE INFORMATION

The Company first offered ExecAnnuity Plus '93 in 1993. The Company may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance tables are included in the SAI.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Sub-Account charges, and expressed as a percentage. The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in a Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


The yield of a Sub-Account investing in a Fund other than the Goldman Sachs Government Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.


PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED AS WELL AS CONTRACT LEVEL CHARGES (IF ANY) AND WITHDRAWAL CHARGES (FOR MORE INFORMATION, SEE THE SAI). PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad- based indices and performance from independent sources may be used to illustrate the performance of certain Policy features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"),

Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

              DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT
                          AND THE UNDERLYING FUNDS

THE COMPANY.    Unless otherwise specified, any reference to the "Company"
refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). The Company's Principal Office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

The Company is a life insurance company organized under the laws of Delaware in July 1974. Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company. Prior to December 30, 2005, the Company was an indirect wholly-owned subsidiary of The Hanover Insurance Group ("THG"). On that date, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"). Effective September 1, 2006, the Company changed its name from Allmerica Financial Life Insurance and Annuity Company to Commonwealth Annuity and Life Insurance Company.

Effective April 30, 2013, Goldman Sachs completed the transfer of the common stock of the Company to Global Atlantic (Fin) Company, which is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

At this time, the Company is relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.

THE SEPARATE ACCOUNT.    The Company maintains a separate account called
Separate Account VA-K. Separate Account VA-K was authorized by vote of the Board of Directors of the Company on November 1, 1990. It is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Separate Account or the Company by the SEC.

Each Sub-Account invests in a corresponding investment portfolio. The assets used to fund the variable portions of the Policy are set aside in the Sub-Accounts of the Separate Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains or capital losses of the Company. Obligations under the Policy are obligations of the Company. Under Massachusetts law, the assets of the Separate Account may not be charged with any liabilities arising out of any other business of the Company. Subject to the provisions of the Policies, units of the Sub-Accounts are offered on a continuous basis.

The Company offers other variable annuity policies investing in the Separate Account which are not discussed in this Prospectus. The Variable Account also invests in other underlying funds which are not available to the Policy described in this Prospectus.

UNDERLYING FUNDS.    Each Sub-Account invests in a corresponding investment
portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Underlying Funds, along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

                     INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.


                                              INVESTMENT                          INVESTMENT
FUNDING OPTION                             OBJECTIVE SUMMARY                  ADVISER/SUB-ADVISER
-----------------------------------  ---------------------------  ------------------------------------------

AB VARIABLE PRODUCTS SERIES FUND, INC.
AB VPS Growth and Income             Seeks long-term growth of    AllianceBernstein L.P.
   Portfolio--Class B                capital and income.

AB VPS Large Cap Growth              Seeks long-term growth of    AllianceBernstein L.P.
   Portfolio--Class B                capital.

AB VPS Small/Mid Cap Value           Seeks long-term growth of    AllianceBernstein L.P.
   Portfolio--Class B                capital.

AB VPS Value Portfolio--Class B      Seeks long-term growth of    AllianceBernstein L.P.
                                     capital.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. American Franchise      Seek capital growth.         Invesco Advisers, Inc.
   Fund--Series I

Invesco V.I. Core Equity Fund--      Seeks long-term growth of    Invesco Advisers, Inc.
   Series I                          capital.

Invesco V.I. Global Health Care      Seeks long-term growth of    Invesco Advisers, Inc.
   Fund--Series I                    capital.

Invesco V.I. Mid Cap Growth          Seeks capital growth         Invesco Advisers, Inc.
   Fund--Series II

Invesco V.I. Value Opportunities     Seeks long-term growth of    Invesco Advisers, Inc.
   Fund--Series II                   capital.


DELAWARE VIP TRUST
Delaware VIP International Value     Seeks long-term growth       Delaware Management Company
   Equity Series--Standard Shares    without undue risk to
                                     principal.

Delaware VIP(R) Smid Cap Growth      Seeks long-term capital      Delaware Management Company
   Series--Service Shares            appreciation.                Sub-advised by Jackson Square Partners


DEUTSCHE VARIABLE SERIES I
Deutsche Capital Growth VIP--        Seeks to provide long-       Deutsche Investment Management
   Class A                           term growth of capital.      Americas, Inc.


                                                     INVESTMENT                          INVESTMENT
FUNDING OPTION                                    OBJECTIVE SUMMARY                  ADVISER/SUB-ADVISER
------------------------------------------  ---------------------------  -------------------------------------------

DEUTSCHE VARIABLE SERIES II
Deutsche Large Cap Value VIP--              Seeks to achieve a high      Deutsche Investment Management
   Class A                                  rate of total return.        Americas, Inc.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Asset Manager(SM)              Seeks to obtain high total   Fidelity Management & Research
   Portfolio--Initial Class                 return with reduced risk     Company (FMR)
                                            over the long term by        Sub-advised by Fidelity Investments
                                            allocating its assets among  Money Management, Inc. (FIMM),
                                            stocks, bonds, and short-    FMR Co., Inc. (FMRC), and other
                                            term instruments.            investment advisers.

Fidelity VIP Contrafund(R)                  Seeks long-term capital      Fidelity Management & Research
   Portfolio--Service Class 2               appreciation.                Company (FMR)
                                                                         Sub-advised by FMR Co., Inc. (FMRC)
                                                                         and other investment advisers

Fidelity VIP Equity-Income                  Seeks reasonable income.     Fidelity Management & Research
   Portfolio--Initial Class                 The fund will also consider  Company (FMR)
                                            the potential for capital    Sub-advised by FMR Co., Inc. (FMRC)
                                            appreciation. The fund's     and other investment advisers
                                            goal is to achieve a yield
                                            which exceeds the
                                            composite yield on the
                                            securities comprising the
                                            S&P 500(R) Index.

Fidelity VIP Growth                         Seeks to provide capital     Fidelity Management & Research
   Opportunities Portfolio--                growth.                      Company (FMR)
   Service Class 2                                                       Sub-advised by FMR Co., Inc. (FMRC)
                                                                         and other investment advisers

Fidelity VIP Growth Portfolio--             Seeks to achieve capital     Fidelity Management & Research
   Initial Class                            appreciation.                Company (FMR)
                                                                         Sub-advised by FMR Co., Inc. (FMRC)
                                                                         and other investment advisers

Fidelity VIP High Income                    Seeks a high level of        Fidelity Management & Research
   Portfolio--Initial Class                 current income, while also   Company (FMR)
                                            considering growth of        Sub-advised by FMR Co., Inc. (FMRC)
                                            capital.                     and other investment advisers

Fidelity VIP Mid Cap Portfolio--            Seeks long-term growth of    Fidelity Management & Research
   Service Class 2                          capital.                     Company (FMR)
                                                                         Sub-advised by FMR Co., Inc. (FMRC)
                                                                         and other investment advisers

Fidelity VIP Overseas Portfolio--           Seeks long-term growth of    Fidelity Management & Research
   Initial Class                            capital.                     Company (FMR)
                                                                         Sub-advised by FMR Co., Inc. (FMRC)
                                                                         and other investment advisers


                                                               INVESTMENT                                INVESTMENT
FUNDING OPTION                                              OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------  ---------------------------------  -----------------------------------------
Fidelity VIP Value Strategies                          Seeks capital appreciation.        Fidelity Management & Research
   Portfolio--Service Class 2                                                             Company (FMR)
                                                                                          Sub-advised by FMR Co., Inc. (FMRC)
                                                                                          and other investment advisers


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Mutual Shares VIP                             Seeks capital appreciation,        Franklin Mutual Advisers, LLC
   Fund--Class 2                                       with income as a
                                                       secondary goal.

Franklin Growth and Income VIP                         Seeks capital appreciation         Franklin Advisers, Inc.
   Fund--Class 2                                       with current income as a
                                                       secondary goal.

Franklin Large Cap Growth VIP                          Seeks capital appreciation.        Franklin Advisers, Inc.
   Fund--Class 2

Franklin Small-Mid Cap Growth                          Seeks long-term capital            Franklin Advisers, Inc.
   VIP Fund--Class 2                                   growth.

Templeton Foreign VIP Fund--                           Seeks long-term capital            Templeton Investment Counsel, LLC
   Class 2                                             growth.


GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Core Fixed                               Seeks a total return               Goldman Sachs Asset Management, L.P.
   Income Fund--Service Shares                         consisting of capital
                                                       appreciation and income
                                                       that exceeds the total
                                                       return of the Barclays
                                                       U.S. Aggregate Bond
                                                       Index (the "Index").

Goldman Sachs Equity Index                             Seeks to achieve                   Goldman Sachs Asset Management, L.P.
   Fund--Service Shares                                investment results that            Sub-advised by SSgA Funds
                                                       correspond to the                  Management, Inc.
                                                       aggregate price and yield
                                                       performance of a
                                                       benchmark index that
                                                       measures the investment
                                                       returns of large
                                                       capitalization stocks.

Goldman Sachs Global Trends                            Seeks total return while           Goldman Sachs Asset Management, L.P.
   Allocation Fund--Service                            seeking to provide
   Shares                                              volatility management.

Goldman Sachs Growth                                   Seeks long-term growth of          Goldman Sachs Asset Management, L.P.
   Opportunities Fund--Service                         capital.
   Shares


                                              INVESTMENT                          INVESTMENT
FUNDING OPTION                             OBJECTIVE SUMMARY                  ADVISER/SUB-ADVISER
------------------------------------  ---------------------------  ----------------------------------------
Goldman Sachs High Quality            Seeks to provide a high      Goldman Sachs Asset Management, L.P.
   Floating Rate Fund--Service        level of current income,
   Shares                             consistent with low
                                      volatility of principal.

Goldman Sachs Mid Cap Value           Seeks long-term capital      Goldman Sachs Asset Management, L.P.
   Fund--Service Shares               appreciation.

Goldman Sachs Government              Seeks to maximize current    Goldman Sachs Asset Management, L.P.
   Money Market Fund--Service         income to the extent
   Shares(1)                          consistent with the
                                      preservation of capital and
                                      the maintenance of
                                      liquidity by investing
                                      exclusively in high quality
                                      money market instruments.

Goldman Sachs Strategic Growth        Seeks total return           Goldman Sachs Asset Management, L.P.
   Fund--Service Shares               comprised of income and
                                      capital appreciation.

Goldman Sachs Strategic               Seeks long-term growth of    Goldman Sachs Asset Management, L.P.
   International Equity Fund--        capital.
   Service Shares

Goldman Sachs U.S. Equity             Seeks long-term growth of    Goldman Sachs Asset Management, L.P.
   Insights Fund--Service Shares      capital and dividend
                                      income.


JANUS ASPEN SERIES
Janus Aspen Janus Portfolio--         Seeks long-term growth of    Janus Capital Management LLC
   Service Shares                     capital.


MFS(R) VARIABLE INSURANCE TRUST
MFS(R) Mid Cap Growth Series--        Seeks capital appreciation.  MFS(R) Investment Management
   Service Class

MFS(R) New Discovery Series--         Seeks capital appreciation.  MFS(R) Investment Management
   Service Class

MFS(R) Total Return Series--          Seeks total return.          MFS(R) Investment Management
   Service Class

MFS(R) Utilities Series--Service      Seeks total return.          MFS(R) Investment Management
   Class


OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Global Fund/VA--          Seeks capital appreciation.  OFI Global Asset Management Inc.
   Service Shares                                                  Sub-advised by OppenheimerFunds, Inc.

Oppenheimer Capital Appreciation      Seeks capital appreciation.  OFI Global Asset Management Inc.
   Fund/VA--Service Shares                                         Sub-advised by OppenheimerFunds, Inc.


                                                   INVESTMENT                            INVESTMENT
FUNDING OPTION                                  OBJECTIVE SUMMARY                    ADVISER/SUB-ADVISER
----------------------------------------  ----------------------------  --------------------------------------------
Oppenheimer Conservative                  Seeks total return.           OFI Global Asset Management Inc.
   Balanced Fund/VA--Service                                            Sub-advised by OppenheimerFunds, Inc.
   Shares

Oppenheimer Global Strategic              Seeks total return.           OFI Global Asset Management Inc.
   Income Fund/VA--Service                                              Sub-advised by OppenheimerFunds, Inc.
   Shares

Oppenheimer Main Street                   Seeks capital appreciation.   OFI Global Asset Management Inc.
   Fund(R)/VA--Service Shares                                           Sub-advised by OppenheimerFunds, Inc.


PIONEER VARIABLE CONTRACTS TRUST
Pioneer Emerging Markets VCT              Seeks long-term growth of     Pioneer Investment Management, Inc.
   Portfolio--Class II                    capital.

Pioneer Real Estate Shares VCT            Seek long-term growth of      Pioneer Investment Management, Inc.
   Portfolio--Class II                    capital. Current income is    Sub-advised by AEW Capital
                                          a secondary objective.        Management, L.P.


T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock         Seeks long-term growth of     T. Rowe Price Associates, Inc.
   Portfolio--Initial Class               capital through investments   Sub-advised by T. Rowe International Ltd
                                          primarily in the common
                                          stocks of established, non-
                                          U.S. companies.



(1) Name change effective April 15, 2016. Formerly known as Goldman Sachs Money Market Fund. The Board of Directors of Goldman Sachs Variable Insurance Trust has approved changes to the Portfolio's investment objective and principal investment strategies that will allow the Portfolio to operate as a "government money market fund". Effective April 29, 2016, the Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.



PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE. If, pursuant to SEC rules, the Goldman Sachs Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Goldman Sachs Government Money Market Sub-Account until the Fund is liquidated.


CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                             WHAT IS AN ANNUITY?

In general, an annuity is a policy designed to provide retirement income in the form of periodic annuity payments for the lifetime of the purchaser or an individual chosen by the purchaser. The retirement income payments are called "annuity payments" and the individual receiving the payments is called the "Annuitant." Annuity payments may begin immediately after a lump sum purchase is made or may begin after an investment period during which the amount necessary to provide the desired amount of retirement income is accumulated.

Under an annuity policy, the insurance company assumes a mortality risk and an expense risk. The mortality risk arises from the insurance company's guarantee that annuity payments will continue for the life of the Annuitant, regardless of how long the Annuitant lives or how long all Annuitants as a group live. The expense risk arises from the insurance company's guarantee that charges will not be increased beyond the limits specified in the policy, regardless of actual costs of operations.

The Owner's purchase payments, less any applicable deductions, are invested by the insurance company. After retirement, annuity payments are paid to the Annuitant for life or for such other period chosen by the Owner. In the case of a "fixed" payout annuity, the value of these annuity payments is guaranteed by the insurance company, which assumes the risk of making the investments to enable it to make the guaranteed payments. For more information about fixed payout annuities see APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT. With a variable annuity payout, the value of the Policy and the annuity payments are not guaranteed but will vary depending on the investment performance of a portfolio of securities. Any investment gains or losses are reflected in the value of the Policy and in the annuity benefit payments. If the portfolio increases in value, the value of the Policy increases. If the portfolio decreases in value, the value of the Policy decreases.

                           CHARGES AND DEDUCTIONS

Deductions under the Policy and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the Prospectuses and Statements of Additional Information of the Underlying Funds.


SURRENDER CHARGE

No charge for sales expense is deducted from purchase payments at the time the payments are made. However, a surrender charge is deducted from the Accumulated Value of the Policy in the case of surrender and/or partial redemption of the Policy or at the time annuity payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Policy's Accumulated Value is divided into three categories:

(1) New Payments--purchase payments received by the Company during the nine years preceding the date of the surrender;

(2) Old Payments--purchase payments invested in the Policy for more than nine years; and

(3)  the amount available under the Free Withdrawal Provision.

See "Free Withdrawal Amounts" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from Free Withdrawal Amounts and then Old Payments, and finally from New Payments. Free Withdrawal Amounts and Old Payments may be withdrawn from the Policy at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

Where permitted by law, no surrender charge is imposed, and no commissions are paid, on Policies issued after December 31, 1992, where the Owner and Annuitant as of the date of application were both within the following class of individuals:

     All employees and directors of First Allmerica; all retired employees; all spouses and immediate family members of such employees, directors and retirees, who resided in the same household; and beneficiaries who receive a death benefit under a deceased employee's or retiree's progress sharing plan.

For purposes of the above class of individuals, "First Allmerica" includes its affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date, as defined in the First Allmerica's Companies Pension Plan or any successor plan; and "progress sharing plan" means the First Allmerica Financial Life Insurance Company Incentive and Profit Sharing Plan or any successor plan.

Any elimination of or reduction in the amount of duration of the surrender charge will not discriminate unfairly among purchasers. The Company will not make any changes to the charge where prohibited by law.

CHARGE FOR SURRENDER AND PARTIAL REDEMPTION.    If a Policy is surrendered, or
if New Payments are redeemed, while the Policy is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Policy. Amounts withdrawn are then deducted first from Old Payments. Thereafter, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The Surrender Charge is as follows:


                                                                   CHARGE AS PERCENTAGE OF
         YEARS FROM DATE OF PAYMENT TO DATE OF WITHDRAWAL          NEW PAYMENTS WITHDRAWN
         -------------------------------------------------------  ------------------------
         0-2....................................................             8%
         3......................................................             7%
         4......................................................             6%
         5......................................................             5%
         6......................................................             4%
         7......................................................             3%
         8......................................................             2%
         9......................................................             1%
         more than 9............................................             0%

The amount redeemed equals the amount requested by the Owner plus the charge, if any. The charge is applied as a percentage of the New Payments redeemed, but in no event will the total surrender charge exceed a maximum limit of 8% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, partial redemptions, and annuitization.

FREE WITHDRAWAL AMOUNTS.    In each calendar year, the Company will waive the
surrender charge, if any, on an amount ("Free Withdrawal Amount") equal to the greatest of (1), (2) or (3):

Where (1) is:    100% of Cumulative Earnings (calculated as the Accumulated
                 Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously redeemed);

Where (2) is:    10% of the Accumulated Value as of the Valuation Date
                 coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior partial redemptions made in the same calendar year to which no surrender charge was applied;

Where (3) is:    The amount calculated under the Company's life expectancy
                 distribution (see "Life Expectancy Distributions," below), whether or not the withdrawal was part of such distribution
                 (applies only if the Owner and Annuitant are the same individual).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Free Withdrawal Amount of $1,530, which is equal to the greatest of:

(1)  Cumulative Earnings ($1,000);

(2)  10% of Accumulated Value ($1,500); or

(3)  LED of 10.2% of Accumulated Value ($1,530).

The Free Withdrawal Amount will be deducted first from Cumulative Earnings. If the Free Withdrawal Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously redeemed on a last-in-first-out ("LIFO") basis. This means that the last payments credited to the Policy will be withdrawn first. If more than one partial withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Free Withdrawal Amount has been redeemed.

LIFE EXPECTANCY DISTRIBUTIONS.    Each calendar year prior to the Annuity Date,
an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Policy according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Policy changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code
Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Policy and be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS. In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the amount of the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

SURRENDERS.    In the case of a complete surrender, the amount received by the
Owner is equal to the Surrender Value less any applicable tax withholding. Subject to the same rules that are applicable to partial redemptions, the Company will not assess a surrender charge on a Free Withdrawal Amount. Because Old Payments count in the calculation of the Free Withdrawal Amount, if Old Payments equal or exceed the Free Withdrawal Amount, the Company may assess the full applicable surrender charge on New Payments.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Policy on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Policy to other policies issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the valuation date on which a written, signed request is received at the Principal Office.

For further information on surrender and partial redemption, including minimum limits on amount redeemed and amount remaining under the Policy in the case of partial redemption, and important tax considerations, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY POLICIES, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN.    If the Owner chooses a
period certain option (Option V or the comparable fixed annuity option), a surrender charge will be deducted from the Accumulated Value of the Policy if the Annuity Date occurs at any time during the surrender charge period. Such charge is the same as that which would apply had the policy been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any policy year under an option involving a life contingency (Options I, II, III, IV-A, IV-B or the comparable fixed annuity options).

SALES EXPENSE.    The Company paid sales commissions, not to exceed 6% of
initial purchase payments, to entities which sold the Policies. Certain representatives may receive commissions of up to 6% of subsequent purchase payments. The Company intends to recoup the commissions and other sales expenses through a combination of anticipated surrender charges, described above, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the

Company which may include amounts derived from mortality and expense risk charges. There is no additional charge to Owners or to the Separate Account. Any surrender charges assessed on a Policy will be retained by the Company. Alternative commission schedules are available with lower initial commission amounts based on purchase payments, plus ongoing annual compensation of up to 1% of the Policy's Accumulated Value.


PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity policies. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

(1) if the premium tax was paid by the Company when purchase payments were received, to the extent permitted in the Policy the premium tax charge may be deducted on a pro-rata basis when partial withdrawals are made, upon surrender of the Policy, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Policies at the time the purchase payments are received); or

(2) the premium tax charge is deducted in total when annuity benefit payments begin.

If no amount for premium tax was deducted at the time the purchase payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Policy's Accumulated Value at the time such determination is made.


POLICY FEE

A $30 Policy fee currently is deducted on the Policy anniversary date and upon full surrender of the Policy if the Accumulated Value on any of these dates is $50,000 or less. The Policy fee is not deducted after annuitization. The Policy fee is waived for Policies issued to and maintained by a trustee of a 401(k) plan.

Where amounts have been allocated to more than one investment option (General Account and/or one or more of the Sub-Accounts), a percentage of the total Policy fee will be deducted from the value in each investment option. The portion of the charge deducted from each will be equal to the percentage which the value in that investment option bears to the total Accumulated Value under the Policy. The deduction of the Policy fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.


CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the following charges apply:


     Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year
       waiting period                                                                   0.25%

     Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year
       waiting period                                                                   0.15%

FOR A DESCRIPTION OF THIS RIDER, SEE "APPENDIX D--DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER".

ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS

MORTALITY AND EXPENSE RISK CHARGE.    The Company assesses a daily charge
against the assets of each Sub-Account to compensate for certain mortality and expense risks which it has assumed. The charge is imposed during both the accumulation period and the annuity period. The mortality risk arises from the Company's guarantee that it will make annuity payments in accordance with annuity rate provisions established at the time the Policy is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all Policies, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Policies and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE.    The Company assesses each Sub-Account with a
daily charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation period and the annuity period. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. However, there is no direct relationship between the amount of administrative expenses imposed on a given policy and the amount of expenses actually attributable to that policy.

Deductions for the Policy and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Separate Account and the Policies include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

TRANSFER CHARGE.    The Company currently makes no charge for transfers. The
Company guarantees that the first twelve transfers in a Policy Year will be free of a transfer charge. For each subsequent transfer, it reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the costs of processing transfers. If the Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Policy year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.

OTHER CHARGES.    Because the Sub-Accounts purchase shares of the Underlying
Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.

                        THE VARIABLE ANNUITY POLICIES

AS OF THE DATE OF THIS PROSPECTUS, THE COMPANY HAS EFFECTIVELY CEASED ISSUING NEW POLICIES EXCEPT IN CONNECTION WITH CERTAIN PRE-EXISTING CONTRACTUAL PLANS AND PROGRAMS. REFERENCES TO ISSUE REQUIREMENTS AND INITIAL PAYMENTS ARE INCLUDED AS INFORMATION REGARDING GENERAL COMPANY PROCEDURES. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Owners.


DISRUPTIVE TRADING

This Policy is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Policy Owners.

In order to protect our Policy Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

      - the number of transfers made over a period of time;

      - the length of time between transfers;

      - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;

      - the dollar amount(s) requested for transfers; and

      - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Policy Owners; and

      - the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Policy Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple policies owned by the same Policy Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-Account to Sub-Account. The Disruptive Trading Procedures limit the number of transfers a Policy Owner may make during a given period, limit the number of times a Policy Owner may transfer into particular funds during a given period, and place restrictions as to the time or means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Policy, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Policy Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Policy Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Policy Owner who engages in disruptive trading. In addition, the terms of some policies previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.


PURCHASE PAYMENTS

Purchase payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial payment is credited to the Policy as of the date that the properly completed application that accompanies the payment is received by the Company at its Service Office. If an application is not completed within five business days of the Company's receipt of the initial payment, or does not specify how payments are to be allocated among the investment options, the initial purchase payment will be returned within five business days. After a policy is issued, Accumulation Units will be credited to the Policy at the unit value computed as of the Valuation Date that a purchase payment is received at the Company's Service Office on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Policy prior to the Annuity Date. Purchase payments are not limited as to frequency and number, but there are certain limitations as to amount. Generally, the initial payment must be at least $600. Under a salary deduction or a monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600. Total payments may not exceed the maximum limit specified in the Policy. If the payments are divided among two or more investment option, a net amount of at least $10 of each payment must be allocated to each option.

Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Goldman Sachs Government Money Market Fund.



RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Policy intended to qualify as an IRA may cancel the Policy at any time within ten days after receipt of the Policy and receive a refund. In order to cancel the Policy, the Owner must mail or deliver the Policy to the Service Office, of se(2), Inc., (an affiliate of Security Benefit Life Insurance Company), located at One Security Benefit Place, Topeka, KS 66675, Telephone 1-800-533-7881 or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Policy for cancellation to be effective.

Within seven days, the Company will provide a refund equal to gross payments received. In some states, however, the refund may equal the greater of (1) gross payments, or (2) the difference between the payment received and any amount allocated to the Separate Account plus the Accumulated Value of the Sub-Accounts plus any amounts deducted under the Policy or by the Underlying Funds for taxes, charges or fees. The "Right to Examine" provision on the cover of the Policy will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (1) or (2) as set forth above.

The liability of the Separate Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.


RIGHT TO CANCEL ALL OTHER POLICIES

An Owner may cancel the Policy at any time within ten days after receipt of the Policy (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Separate Account, and (2) the Accumulated Value of amounts allocated to the Separate Account as of the date the request is received. If the Policy was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Policy is issued, the "Right to Examine" provision on the cover of the Policy will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.


TELEPHONE TRANSACTION PRIVILEGE

The Owner, or anyone authorized by the Owner, may change allocation instructions for new payments pursuant to a written or telephone request. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.

The Company cannot guarantee that it can always be reached to complete a telephone transaction. Under these circumstances, the Owner should submit the request in writing or other form acceptable to the Company.

TRANSFER PRIVILEGE


Subject to the Company's then current rules including the Disruptive Trading restrictions described above under THE VARIABLE ANNUITY POLICIES, prior to the Annuity Date, an Owner may have amounts transferred among the Sub-Accounts or from the Sub-Account to the General Account, where available. Currently, transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Goldman Sachs Government Money Market Fund, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer order. Transfers to and from the Fixed Account may be subject to the restrictions set forth under APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.


If an Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

Currently, the Company makes no charge for transfers. The first 12 transfers in a Policy year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Policy year, the Company reserves the right to assess a charge, guaranteed not to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Policy year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Policy year is without charge and does not reduce the remaining number of transfers which may be made free of charge.


AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS


AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION.    The Owner may elect
automatic transfers of a pre-determined dollar amount (sometimes called "Dollar Cost Averaging"), of not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Sub-Account investing in the Goldman Sachs Government Money Market Fund or the Goldman Sachs Government Income Fund ("source account") to one or more of the Sub-Accounts. Automatic transfers may not be made into the General Account or to a Sub-Account being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.


The General Account may be used as the source account from which automatic transfers can be made provided that:

(1) the amount of each monthly transfer cannot exceed 10% of the value in the General Account as of the date of the first transfer;

(2) the amount of each bi-monthly transfer cannot exceed 20% of the value of the General Account as of the date of the first transfer; and

(3) each quarterly transfer cannot exceed 25% of the value in the General Account as of the date of the first transfer.

AUTOMATIC ACCOUNT REBALANCING OPTION.    The Owner may request automatic
rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as requested by the Owner, the Company will review the percentage



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
allocations in the Sub-Accounts and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

LIMITATIONS.    The Company reserves the right to limit the number of
Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, automatic transfers and automatic rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Policy is purchased or at a later date.


SURRENDER

At any time prior to the Annuity Date, a Owner may surrender the Policy and receive its Surrender Value.

The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881.

The Owner must return the Policy and a signed, written request for surrender on a Company surrender form to the Company to the Service Office. The Surrender Value will be calculated based on the Accumulated Value of the Policy as of the Valuation Date on which the request and the Policy are received at the Service Office.

Before the Annuity Date, a surrender charge may be deducted when a Policy is surrendered if payments have been credited to the Policy during the last nine full Policy years. See CHARGES AND DEDUCTIONS. The Policy fee will be deducted upon surrender of the Policy.

After the Annuity Date, only Policies annuitized under a commutable period certain option (as specified in Annuity Option V) may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and partial redemptions of amounts in each Sub-Account during any period which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each Separate Account is not reasonably practicable.

The Company reserves the right to defer surrenders and partial redemptions of amounts allocated to the Company's General Account for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.


PARTIAL REDEMPTION

At any time prior to the Annuity Date, an Owner may redeem a portion of the Accumulated Value of his or her Policy, subject to the limits stated below. The request for withdrawal must be made on Company forms.



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You may obtain Company forms by calling 1-800-533-7881. You may also obtain a
Company withdrawal form at our Company web site: HTTPS://CWANNUITY.SE2.COM.

The Owner must file a signed, written request for redemption on a Company withdrawal form at the Service Office. The written request must indicate the dollar amount the Owner wishes to receive and the account from which such amount is to be redeemed. The amount redeemed equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS.

Where allocations have been made to more than one investment option, a percentage of the partial redemption may be allocated to each. A partial redemption from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount redeemed, computed as of the Valuation Date that the request is received at the Service Office. Each partial redemption must be a minimum of $100.

Partial redemptions will be paid in accordance with the time limitations described above under "SURRENDER."


DEATH BENEFIT

If the Annuitant dies (or an Owner predeceases the Annuitant) prior to the Annuity Date while the Policy is in force, a death benefit will be paid to the beneficiary, except where the Policy continues as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." Upon death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(1) the Accumulated Value on the Valuation Date that the Company receives both the death certificate and all necessary claim paperwork at the Service Office;

(2) the total amount of gross payments made under the Policy reduced proportionately to reflect the amount of all prior partial withdrawals; or

(3) the death benefit that would have been payable on the most recent fifth year Policy anniversary, increased for subsequent purchase payments and reduced proportionally to reflect withdrawals after that date.

A partial withdrawal will reduce the gross payments available as a death benefit under (2) above in the same proportion that the Accumulated Value was reduced on the date of withdrawal. For each withdrawal, the reduction is calculated by multiplying the total amount of gross payments by a fraction, the numerator of which is the amount of the partial withdrawal and the denominator of which is the Accumulated Value immediately prior to the withdrawal. For example, if gross payments total $8,000 and a $3,000 withdrawal is made when the Accumulated Value is $12,000, the proportional reduction of gross payments available as a death benefit is calculated as follows: The Accumulated Value is reduced by 1/4 (3,000 divided by 12,000); therefore, the gross amount available as a death benefit under (2) also will be reduced by 1/4 (8,000 times 1/4 equals $2,000), so that the $8,000 gross payments are reduced to $6,000. Payments made after a withdrawal will increase the death benefit available under (2) by the amount of the payment.

A partial withdrawal after the most recent fifth year Policy anniversary will decrease the death benefit available under (3) in the same proportion that the Accumulated Value was reduced on the date of the withdrawal. For example, if the death benefit that would have been payable on the most recent fifth year Policy anniversary is $12,000 and partial withdrawals totaling $5,000 are made thereafter when the Accumulated Value is $15,000, the proportional reduction of death benefit available under (3) is calculated as follows: The Accumulated Value is reduced by 1/3 (5,000 divided by 15,000); therefore, the death benefit that would have been payable on the most recent fifth year Policy anniversary will also be reduced by 1/3 (12,000 times 1/3 or $4,000), so that the death benefit available under (3) will be $8,000 ($12,000 minus $4,000). Payments made after the most recent fifth year Policy anniversary will increase the death benefit available under (3) by the amount of the payment. Upon death of an Owner who is not the Annuitant, the


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
death benefit is equal to the Accumulated Value of the Policy next determined following receipt of due proof of death received at the Service Office.

Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value on the Valuation Date that the Company receives due proof of death received at the Service Office.

The death benefit generally will be paid to the beneficiary in one sum. The beneficiary may, however, by written request, elect one of the following options:

(1) The payment of the one sum may be delayed for a period not to exceed five years from the date of death.

(2) The death benefit may be paid in installments. Payments must begin within one year from the date of death and are payable over a period certain not extended beyond the life expectancy of the beneficiary.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph
(2) above.

If there is more than one beneficiary, the death benefit will be paid to such beneficiaries in one sum unless the Company consents to pay an annuity option chosen by the beneficiaries.

With respect to any death benefit, the Accumulated Value under the Policy shall be based on the unit values next computed after due proof of death has been received at the Service Office. If the beneficiary elects to receive the death benefit in one sum, the death benefit will be paid within seven business days. If the beneficiary (other than a spousal beneficiary under an IRA) has not elected an annuity option within one year from the date notice of death is received by the Company, the Company will pay the death benefit in one sum. The death benefit will reflect any earnings or losses experienced during the period and any withdrawals.

If the Annuitant's death occurs on or after the Annuity Date but before the completion of all guaranteed monthly annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death. If there is more than one beneficiary, the commuted value of the payments, computed on the basis of the assumed interest rate incorporated in the annuity option table on which such payments are based, shall be paid to the beneficiaries in one sum.


THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as sole beneficiary ("spousal beneficiary"), may by written request continue the Policy in force rather than receive the death benefit. The spousal beneficiary will become the new Owner (and, if the deceased Owner was also the Annuitant, the new Annuitant). All other rights and benefits provided in the Policy will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Policy upon such new Owner's death.


ASSIGNMENT

The Policy provides that it may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. Policies sold in connection with IRA plans and certain other qualified plans, however, are not assignable. For more information about these plans, see FEDERAL TAX CONSIDERATIONS.

The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Service Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Policy is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Policy to which the assignee


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
appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Policy. The interest of the Owner and of any beneficiary will be subject to any assignment.


ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Policy, by the annuity option selected, and by the investment performance of the investment options selected.

To the extent a fixed annuity is selected, Accumulated Value will be transferred to the General Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

Under a variable annuity, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made each month. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each monthly payment will vary.

The annuity option selected must produce an initial payment of at least $50. If a combination of fixed and variable payments is selected, the initial payment on each basis must be at least $50. The Company reserves the right to increase these minimum amounts. If the annuity option selected does not produce initial payments which meet these minimums, the Company will pay the Accumulated Value in one sum. Once the Company begins making annuity payments, the Annuitant cannot make partial redemptions or surrender the annuity benefit, except in the case where a commutable period certain option (Option V or a comparable fixed option) has been chosen. Beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age at the date of issue of the Policy is 75 or under, or (2) within ten years from the date of issue of the Policy and before the Annuitant's 90th birthday, if the Annuitant's age at the date of issue is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Service Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday. The new Annuity Date must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Policy is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Policy will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

If the Owner does not elect otherwise, annuity benefit payments will be made in accordance with Option I, a variable life annuity with 120 monthly payments guaranteed. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.



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

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS


The Company currently provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Goldman Sachs Equity Index Fund, the Goldman Sachs U.S. Equity Insights Fund, and the Goldman Sachs Government Money Market Fund.


The Company also provides fixed annuity payout options which are comparable to the variable annuity options. Regardless of how payments were allocated during the accumulation period, any one of the variable annuity payout options or the fixed-payout options may be selected, or any one of the variable annuity options may be selected in combination with any one of the fixed-amount annuity options. Other annuity options may be offered by the Company.

OPTION I--VARIABLE LIFE ANNUITY WITH 120 MONTHLY PAYMENTS GUARANTEED.    A
variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before 120 monthly payments have been paid, the monthly annuity benefit payments will continue to the beneficiary until a total of 120 monthly payments have been paid.

OPTION II--VARIABLE LIFE ANNUITY. A variable annuity payable only during the lifetime of the Annuitant. It would be possible under this option for the payee to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

OPTION III--UNIT REFUND VARIABLE LIFE ANNUITY.    A variable annuity payable
periodically during the lifetime of the Annuitant with the guarantee that if
(1) exceeds (2), then monthly variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

     Where:    (1)   is the dollar amount of the Accumulated Value divided by
                     the dollar amount of the first monthly payment (which determines the greatest number of payments payable to the beneficiary), and

               (2) is the number of monthly payments paid prior to the death of the Annuitant.

OPTION IV-A--JOINT AND SURVIVOR VARIABLE LIFE ANNUITY.    A variable annuity
payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-B, below.

OPTION IV-B--JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY.    A variable
annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-A, above.

OPTION V--PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC
NUMBER OF YEARS).    A monthly variable annuity payable for a stipulated number of years ranging from one to 30 years. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncom-mutable. A variable period certain option is automatically commutable.

It should be noted that Option V does not involve a life contingency. In the computation of the payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for


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
mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under Option V to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to Owners who have elected Option V prior to the date of any change in this practice.


NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a policy issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates, or (2) the guaranteed male rates described in such Policy, regardless of whether the Annuitant is male or female.

Although the Company believes that the Supreme Court ruling does not affect Policies funding IRA plans that are not employer-sponsored, the Company will apply certain aspects of the ruling to annuity benefits under such Policies, except in those states in which it is prohibited. Such benefits will be based on (1) the greater of the guaranteed unisex annuity rates described in the Policies, or (2) the Company's sex-distinct Non-Guaranteed Current Annuity Option Rates.


COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT PAYMENTS

THE ACCUMULATION UNIT.    Each net purchase payment is allocated to the
investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the net purchase payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Service Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a partial redemption, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account and will reflect the investment performance, expenses and charges of its Underlying Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT. The Accumulated Value under the Policy is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the General Account, if any.

ADJUSTED GROSS INVESTMENT RATE.    At each Valuation Date an adjusted gross
investment rate for each Sub-Account for the Valuation Period then ended is determined from the investment performance of that Sub-Account. Such rate is
(1) the investment income of that Sub-Account for the Valuation Period, plus capital gains and minus capital losses of that Sub-Account for the Valuation Period, whether realized or unrealized, adjusted for provisions made for taxes, if any, divided by (2) the amount of that Sub-Account's assets at the beginning of the Valuation Period. The adjusted gross investment rate may be either positive or negative.

NET INVESTMENT RATE AND NET INVESTMENT FACTOR.    The net investment rate for a
Sub-Account's variable accumulations for any Valuation Period is equal to the adjusted gross investment rate of the Sub-Account


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
for such Valuation Period decreased by the equivalent for such period of a charge equal to 1.45% per annum. This charge cannot be increased.

The net investment factor is 1.000000 plus the applicable net investment rate. The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT.    The amount of
the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" above) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Policy provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Policy. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

     -  For life annuity options the dollar amount is determined by multiplying
        (1) the Accumulated Value applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

     - For all period certain options the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

     - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT.    On and after the Annuity Date, the Annuity Unit is a
measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period. The assumed interest rate is incorporated in the variable annuity options offered in the Policy.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS.    The dollar amount of the first
variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS.    The dollar
amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an annuity unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with


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
respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION" in the SAI.




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

                         FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.


C. TAXATION OF ANNUITIES IN GENERAL

1. TAX DEFERRAL DURING ACCUMULATION PERIOD

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

      - the Contract must be owned by an individual;

      - Separate Account investments must be "adequately diversified";

      - we, rather than you, must be considered the Owner of Separate Account assets for federal tax purposes; and

      - annuity payments must appropriately amortize Purchase Payments and Contract earnings.

NON-NATURAL OWNER.    As a general rule, deferred annuity contracts held by
"non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural Owner. There are exceptions to this general rule for non-natural Owners. Contracts are generally treated as held by a natural person if the nominal Owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal Owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

      - certain Contracts acquired by a decedent's estate due to the death of the decedent;

      - certain Qualified Contracts;

      - certain Contracts used with structured settlement agreements; and

      - certain Contracts purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.



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
DIVERSIFICATION REQUIREMENTS.    For a Contract to be treated as an annuity for
federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between the contract value and the Purchase Payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

OWNERSHIP TREATMENT.    In some circumstances, owners of variable contracts who
retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should generally not be treated as the owner of any assets in the Separate Account, see, however, the discussion below on Publicly Available Funds. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS.    In order to be treated as an annuity contract for
federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.


DEFINITION OF SPOUSE UNDER FEDERAL LAW.    The right of a spouse to continue
the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.


TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT.    A transfer or assignment
of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.



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
DELAYED ANNUITY DATES.    If the Annuity Date occurs (or is scheduled to occur)
when the Annuitant has reached an advanced age, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the Owner of Separate Account assets.


2. TAXATION OF PARTIAL AND FULL WITHDRAWALS

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Other rules may apply to Qualified Contracts.


3. TAXATION OF ANNUITY PAYMENTS

Normally, the portion of each annuity payment taxable as ordinary income equals the payment minus the exclusion amount. The exclusion amount for annuity payments is the payment times the ratio of the investment in the contract allocated to the Annuity Option and adjusted for any period certain or refund feature, to the expected value of the annuity payments.

Once the total amount of the investment in the contract has been recovered, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.


4. TAXATION OF DEATH BENEFIT

Amounts may be distributed upon your or the Annuitant's death. A death benefit is includible in income and:

      - if distributed in a lump sum is taxed like a full withdrawal, or

      - if distributed under an Annuity Option is taxed like annuity payments.


5. PENALTY TAX ON PREMATURE DISTRIBUTIONS

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

      - received on or after you reach age 59 1/2;

      - received due to your disability;

      - made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death;



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
      - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law);

      - made under a Contract purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually;

      - made with annuities used with certain structured settlement agreements.

Other exceptions may apply.


6. AGGREGATION OF CONTRACTS

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more Non-Qualified deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.


7. EXCHANGE OF ANNUITY CONTRACTS

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See "Aggregation of Contracts") You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.


8. PARTIAL ANNUITIZATION

Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.


D. QUALIFIED PLANS

Currently, the Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code. Contracts offered for use in connection with retirement plans that receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans") are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. PERSONS INTENDING TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD CONSULT A TAX ADVISER.



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Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. The required beginning date for 401, 403 and 457 plans is the April 1 of the calendar year following the later of the year in which the Owner attains age 70 1/2 or retires. There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

      - received after you reach age 59 1/2;

      - received after your death or because of your disability; or

      - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases, higher education expenses or qualified military reservist distributions. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may also be available.

Qualified Contracts are amended to conform to tax qualification requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.


1. QUALIFIED PLAN TYPES

INDIVIDUAL RETIREMENT ANNUITIES.    The Code permits eligible individuals to
contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").



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Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. Beginning in 2015, an individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual's IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs.

SIMPLIFIED EMPLOYEE PENSIONS (SEP IRAS).    The Code allows employers to
establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAS.    The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

ROTH IRAS.    The Code permits contributions to an IRA known as a "Roth IRA."
Roth IRAs differ from other IRAs in certain respects, including:

      - Roth IRA contributions are never deductible;

      - "qualified distributions" from a Roth IRA are excludable from income;

      - mandatory distribution rules do not apply before death;

      - a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code;

      - special eligibility requirements apply; and

      - contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion.

Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING
PLANS.    The Code permits corporate employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh" permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. Employers intending to use the Contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES.    Code Section 403(b) permits public school employees
and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of Purchase Payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you


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
purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of Purchase Payments and other tax consequences associated with the Contracts.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

      - earnings on those contributions; and

      - earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers, or surrenders you request from a 403(b) Contract comply with applicable tax requirements.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT
ORGANIZATIONS.    The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.


2. DIRECT ROLLOVERS

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

      - minimum distributions required under Section 401(a)(9) of the Code;

      - certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments;" and

      - hardship distributions.

Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you (or your beneficiary) elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided


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
explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.


F. OTHER TAX ISSUES

1. FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a "generation skipping transfer tax" ("GST") when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


For 2016, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,450,000 and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.



2. MEDICARE TAX.


Distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.



3. ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.


4. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence.



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
Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


5. FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.


6. POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.




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

                       LOANS (QUALIFIED POLICIES ONLY)

Loans will be permitted only for TSAs and Policies issued to a plan qualified under Section 401(a) and 401(k) of the Code. You must use a Company form to request a loan. You may obtain Company forms by calling 1-800-533-7881. Loans are made from the Policy's value on a pro-rata basis from all investment options. The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Policy. Loans are subject to applicable retirement legislation and their taxation is determined under the federal income tax laws. The amount borrowed will be transferred to a fixed, minimum guarantee loan assets account in the Company's General Account, where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five years and must be made at least quarterly in substantially equal amounts. When repayments are received, they will be allocated pro-rata in accordance with the Owner's most recent allocation instructions.

The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

While a loan is outstanding, you may continue to make purchase payments to the Contract through your TSA or qualified plan.


                           STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, the Company will furnish a statement to the Owner containing information about his or her policy, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Policy's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Policy. The Company will assume that all transactions are accurately reported on confirmation statements and other statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.




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

              ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to close Sub-Accounts to new investments or transfers, and to make substitutions for the shares of the funds that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if, in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds are sold to separate accounts of unaffiliated insurance companies ("shared funding") which issue variable annuity and variable life policies ("mixed funding"). It is conceivable that in the future such shared funding or mixed funding may be disadvantageous for variable life insurance owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresees any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken in response thereto.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Separate Account or any of its Sub-Accounts to another of the Company's separate accounts or Sub-Accounts having assets of the same class;

(2) to operate the Separate Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law;

(3) to deregister the Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act;

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account;

(5)  to change the methodology for determining the net investment factor;

(6)  to change the names of the Separate Account or of the Sub-Accounts; and

(7) to combine with other Sub-Accounts or other separate accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Policy to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                                VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Funds, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Policies in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change and, as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Funds.

During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Policy by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.


                  CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Policies as presently offered and to make any change to provisions of the Policy to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation.


                                DISTRIBUTION


Effective December 31, 2015, Global Atlantic Distributors LLC, formerly Forethought Distributors LLC ("Global" or "Principal Underwriter"), a Delaware company located at 82 Hopmeadow Street, Suite 200, Simsbury, CT 06089, became principal underwriter for the Policies. Global is a wholly-owned subsidiary of Global Atlantic (Fin) Company.


The Company paid commissions, not to exceed 6.0% of payments, to registered representatives who sold the contracts. Certain registered representatives may receive commissions of up to 6.0% of subsequent purchase payments. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1% of Accumulated Value.


The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Policy, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Policy will be retained by the Company except for amounts it may pay to Global for services it performs and expenses it may incur as principal underwriter and general distributor.

                                LEGAL MATTERS

There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

      - the Separate Account; or

      - the ability of the principal underwriter to perform its contract with the Separate Account; or

      - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.


                             FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                 APPENDIX A

                 MORE INFORMATION ABOUT THE GENERAL ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the General Account are not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity policy and the General Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Contract Value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees. A portion or all of net purchase payments may be allocated to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the General Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Policy is surrendered, or if an Excess Amount is redeemed, while the Policy is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Policy less than nine full policy years.

TRANSFERS TO OR FROM THE FIXED ACCOUNT.    Transfers to or from the Fixed
Account are subject to the Company's then-current rules on Disruptive Trading, as may be amended from time to time. In addition, the Company reserves the right to impose reasonable rules on transfers, including but not limited to the frequency, timing, and amount of transfers to or from the Fixed Account. The Company reserves the right to amend its Disruptive Trading and/or other transfer rules in its sole discretion. Certain states may also impose restrictions on payments and transfers to the Fixed Account.

                                 APPENDIX B

                       CONDENSED FINANCIAL INFORMATION
               COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT VA-K


THE FOLLOWING TABLES PROVIDE CONDENSED FINANCIAL INFORMATION FOR THE SUB-ACCOUNTS OF THE COMPANY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2015.



                                                                               YEAR ENDED DECEMBER 31ST
                                                  ----------------------------------------------------------------------------------
SUB-ACCOUNT                                        2015     2014    2013    2012     2011    2010    2009     2008    2007     2006
------------------------------------------------  ------  -------  ------  ------  -------  ------  ------   ------  ------  -------

GOLDMAN SACHS CORE FIXED INCOME FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period...........................   2.675    2.570   2.644   2.514    2.385   2.258   1.998    2.217   2.107    2.051
  End of Period.................................   2.643    2.675   2.570   2.644    2.514   2.385   2.258    1.998   2.217    2.107
Number of Units Outstanding at End of Period (in
thousands)......................................   9,077   10,603  12,036  13,486   15,765  18,836  21,410   25,230  35,535   43,089
GOLDMAN SACHS EQUITY INDEX FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period...........................   5.542    4.967   3.823   3.358    3.348   2.956   2.376    3.842   3.702    3.253
  End of Period.................................   5.513    5.542   4.967   3.823    3.358   3.348   2.956    2.376   3.842    3.702
Number of Units Outstanding at End of Period (in
thousands)......................................  12,002   13,567  15,338  16,918   19,613  22,191  25,377   29,956  37,356   48,997
GOLDMAN SACHS GLOBAL TRENDS ALLOCATION FUND (SERVICE SHARES)
(NAME CHANGED FROM THE GOLDMAN SACHS GLOBAL MARKETS NAVIGATOR
   FUND (SERVICE SHARES) ON APRIL 30, 2015; INVESTMENT OPTION ADDED ON
   MAY 22, 2012)
Unit Value:
  Beginning of Period...........................   1.201    1.172   1.047     N/A      N/A     N/A     N/A      N/A     N/A      N/A
  End of Period.................................   1.114    1.201   1.172   1.047      N/A     N/A     N/A      N/A     N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)......................................     234       62       8      10      N/A     N/A     N/A      N/A     N/A      N/A
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period...........................   6.974    6.370   4.889   4.154    4.389   3.731   2.387    4.093   3.479    3.339
  End of Period.................................   6.515    6.974   6.370   4.889    4.154   4.389   3.731    2.387   4.093    3.479
Number of Units Outstanding at End of Period (in
thousands)......................................   4,355    4,926   5,710   6,560    7,385   8,745  10,148   12,410  15,605   21,026
GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS GOVERNMENT INCOME FUND
   (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period...........................   2.248    2.284   2.308   2.278    2.174   2.097   1.999    1.966   1.859    1.813
  End of Period.................................   2.207    2.248   2.284   2.308    2.278   2.174   2.097    1.999   1.966    1.859
Number of Units Outstanding at End of Period (in
thousands)......................................   5,070    5,759   6,797   7,815    9,208  12,089  13,502   17,980  21,540   25,119
GOLDMAN SACHS MID CAP VALUE FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period...........................   6.777    6.070   4.646   3.989    4.334   3.527   2.695    4.356   4.284    3.767
  End of Period.................................   6.042    6.777   6.070   4.646    3.989   4.334   3.527    2.695   4.356    4.284
Number of Units Outstanding at End of Period (in
thousands)......................................   5,403    6,063   6,912   7,939    9,291  10,849  13,005   15,595  20,393   26,246


                                                                              YEAR ENDED DECEMBER 31ST
                                                ------------------------------------------------------------------------------------
SUB-ACCOUNT                                      2015     2014    2013     2012     2011    2010     2009     2008    2007     2006
----------------------------------------------  ------  -------  -------  ------  -------  -------  ------  -------  -------  ------

GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS MONEY MARKET FUND
   (SERVICE SHARES) ON APRIL 15, 2016)
Unit Value:
  Beginning of Period.........................   1.395    1.415    1.436   1.457    1.478    1.500   1.520    1.508    1.458   1.413
  End of Period...............................   1.374    1.395    1.415   1.436    1.457    1.478   1.500    1.520    1.508   1.458
Number of Units Outstanding at End of Period
(in thousands)................................  13,900   13,394   15,235  16,132   18,260   21,625  22,501   31,904   33,323  38,290
GOLDMAN SACHS STRATEGIC GROWTH FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS CAPITAL GROWTH FUND
   (SERVICE SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.........................   3.540    3.168    2.435   2.066    2.158    1.982   1.363    2.383    2.198   2.044
  End of Period...............................   3.598    3.540    3.168   2.435    2.066    2.158   1.982    1.363    2.383   2.198
Number of Units Outstanding at End of Period
(in thousands)................................  14,105   15,856   17,975  20,317   23,167   26,381  30,601   36,291   44,312  56,681
GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.........................   1.853    2.037    1.671   1.402    1.677    1.546   1.222    2.300    2.164   1.807
  End of Period...............................   1.840    1.853    2.037   1.671    1.402    1.677   1.546    1.222    2.300   2.164
Number of Units Outstanding at End of Period
(in thousands)................................  10,584   11,655   12,688  14,436   16,723   18,878  21,903   26,553   33,576  43,581
GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
   (SERVICE SHARES) ON APRIL 30, 2014)
Unit Value:
  Beginning of Period.........................   4.337    3.788    2.801   2.490    2.432    2.192   1.840    2.969    3.066   2.761
  End of Period...............................   4.257    4.337    3.788   2.801    2.490    2.432   2.192    1.840    2.969   3.066
Number of Units Outstanding at End of Period
(in thousands)................................  10,039   11,198   13,020  14,660   16,435   19,032  21,814   25,317   31,767  40,398
AIM V.I. AGGRESSIVE GROWTH FUND (SERIES I SHARES)
(MERGED INTO THE AIM V.I. CAPITAL APPRECIATION FUND (SERIES I SHARES) ON
   MAY 1, 2006; NAME CHANGE TO THE INVESCO V.I. CAPITAL APPRECIATION FUND
   (SERIES I SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A   0.724
  End of Period...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)................................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
AIM V.I. BLUE CHIP FUND (SERIES I SHARES)
(MERGED INTO THE AIM V.I. LARGE CAP GROWTH FUND (SERIES I SHARES)
   ON JUNE 12, 2006; NAME CHANGED TO THE INVESCO V.I. LARGE CAP GROWTH
   FUND (SERIES I SHARES) ON APRIL 30, 2010; NAME CHANGED TO THE
   INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND (SERIES I SHARES)
   ON APRIL 29, 2011)
Unit Value:
  Beginning of Period.........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A   0.811
  End of Period...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)................................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A


                                                                              YEAR ENDED DECEMBER 31ST
                                                ------------------------------------------------------------------------------------
SUB-ACCOUNT                                      2015     2014     2013    2012     2011     2010    2009     2008    2007     2006
----------------------------------------------  -------  ------  -------  -------  ------  -------  ------   ------  -------  ------

AIM V.I. CORE STOCK FUND (SERIES I SHARES)
(MERGED INTO THE AIM V.I. CORE EQUITY FUND (SERIES I SHARES) ON
   MAY 1, 2006; NAME CHANGE TO THE INVESCO V.I. CORE EQUITY FUND
   (SERIES I SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A   0.700
  End of Period...............................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A
AIM V.I. PREMIER EQUITY FUND (SERIES I SHARES)
(MERGED INTO THE AIM V.I. CORE EQUITY FUND (SERIES I SHARES) ON
   MAY 1, 2006; NAME CHANGED TO THE INVESCO V.I. CORE EQUITY FUND
   (SERIES I SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A   0.700
  End of Period...............................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A
AIT CORE EQUITY FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS CORE(SM) U.S. EQUITY FUND ON
   JANUARY 9, 2006; NAME CHANGED TO THE GOLDMAN SACHS STRUCTURED
   U.S. EQUITY FUND (SERVICE SHARES) ON MAY 1, 2006)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A   2.761
  End of Period...............................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A
AIT EQUITY INDEX FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS EQUITY INDEX FUND (SERVICE
   SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A   3.253
  End of Period...............................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A
AIT GOVERNMENT BOND FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS GOVERNMENT INCOME FUND
   (SERVICE SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A   1.813
  End of Period...............................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A


                                                                              YEAR ENDED DECEMBER 31ST
                                               -------------------------------------------------------------------------------------
SUB-ACCOUNT                                      2015    2014     2013     2012    2011     2010    2009     2008     2007    2006
---------------------------------------------   ------  -------  ------  -------  ------   ------  -------  ------   ------  -------

AIT MONEY MARKET FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS GOVERNMENT MONEY MARKET
   FUND (SERVICE SHARES) JANUARY 9, 2006)
Unit Value:
  Beginning of Period........................      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A    1.413
  End of Period..............................      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A
Number of Units Outstanding at End of Period
(in thousands)...............................      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A
AIT SELECT AGGRESSIVE GROWTH FUND (SERVICE SHARES)
(MERGED INTO THE AIT SELECT GROWTH FUND (SERVICE SHARES) ON
   APRIL 17, 2003; NAME CHANGED TO THE GOLDMAN SACHS CAPITAL
   GROWTH FUND (SERVICE SHARES) ON JANUARY 9, 2006; NAME CHANGED TO THE
   GOLDMAN SACHS STRATEGIC GROWTH FUND (SERVICE SHARES) ON
   APRIL 30, 2010)
Unit Value:
  Beginning of Period........................      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A
  End of Period..............................      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A
Number of Units Outstanding at End of Period
(in thousands)...............................      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A
AIT SELECT CAPITAL APPRECIATION FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
   (SERVICE SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period........................      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A    3.339
  End of Period..............................      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A
Number of Units Outstanding at End of Period
(in thousands)...............................      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A
AIT SELECT EMERGING MARKETS (SERVICE SHARES)
(MERGED INTO THE AIT SELECT INTERNATIONAL EQUITY (SERVICE SHARES) ON
   APRIL 30, 2003; MERGED INTO THE GOLDMAN SACHS INTERNATIONAL
   EQUITY FUND (SERVICE SHARES) ON JANUARY 9, 2006; NAME CHANGED TO THE
   GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND (SERVICE SHARES)
   ON APRIL 30, 2007)
Unit Value:
  Beginning of Period........................      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A
  End of Period..............................      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A
Number of Units Outstanding at End of Period
(in thousands)...............................      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A
AIT SELECT GROWTH & INCOME FUND (SERVICE SHARES)
(MERGED INTO THE AIT EQUITY INDEX FUND (SERVICE SHARES) ON APRIL 25,
   2003; MERGED INTO THE GOLDMAN SACHS EQUITY INDEX FUND (SERVICE
   SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period........................      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A
  End of Period..............................      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A
Number of Units Outstanding at End of Period
(in thousands)...............................      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A


                                                                             YEAR ENDED DECEMBER 31ST
                                               -------------------------------------------------------------------------------------
SUB-ACCOUNT                                     2015     2014    2013     2012     2011    2010     2009     2008    2007     2006
---------------------------------------------  ------   ------  -------  ------  -------  -------  ------   ------  -------  ------

AIT SELECT GROWTH FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS CAPITAL GROWTH FUND (SERVICE
   SHARES) ON JANUARY 9, 2006; NAME CHANGED TO THE GSVIT STRATEGIC
   GROWTH FUND (SERVICE SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A   2.044
  End of Period..............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
AIT SELECT INTERNATIONAL EQUITY FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS INTERNATIONAL EQUITY FUND (SERVICE
   SHARES) ON JANUARY 9, 2006; NAME CHANGED TO THE GOLDMAN SACHS
   STRATEGIC INTERNATIONAL EQUITY FUND ON APRIL 30, 2007)
Unit Value:
  Beginning of Period........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A   1.807
  End of Period..............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
AIT SELECT INVESTMENT GRADE INCOME FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS CORE FIXED INCOME FUND (SERVICE
   SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A   2.051
  End of Period..............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
AIT SELECT STRATEGIC GROWTH FUND (SERVICE SHARES)
(MERGED INTO THE AIT SELECT GROWTH FUND (SERVICE SHARES) ON APRIL 17
   2003; MERGED INTO THE GOLDMAN SACHS CAPITAL GROWTH FUND (SERVICE
   SHARES) ON JANUARY 9, 2009; NAME CHANGED TO THE GOLDMAN SACHS
   STRATEGIC GROWTH FUND (SERVICE SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
  End of Period..............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
AIT SELECT STRATEGIC INCOME FUND (SERVICE SHARES)
(MERGED INTO THE AIT SELECT INVESTMENT GRADE INCOME FUND (SERVICE
   SHARES) ON APRIL 22, 2003; MERGED INTO THE GOLDMAN SACHS CORE
   FIXED INCOME FUND (SERVICE SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
  End of Period..............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A


                                                                              YEAR ENDED DECEMBER 31ST
                                                 -----------------------------------------------------------------------------------
SUB-ACCOUNT                                       2015     2014    2013     2012    2011     2010    2009     2008    2007     2006
-----------------------------------------------  ------  -------  ------  -------  ------  -------  ------   ------  ------   ------

AIT SELECT VALUE OPPORTUNITY FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS MID CAP VALUE FUND (SERVICE
   SHARES) ON JANUARY 9, 2009)
Unit Value:
  Beginning of Period..........................     N/A      N/A     N/A      N/A     N/A      N/A     N/A      N/A     N/A      N/A
  End of Period................................     N/A      N/A     N/A      N/A     N/A      N/A     N/A      N/A     N/A      N/A
Number of Units Outstanding at End of Period
(in thousands).................................     N/A      N/A     N/A      N/A     N/A      N/A     N/A      N/A     N/A      N/A
AB VPS GROWTH AND INCOME PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
   (CLASS B) ON MAY 1, 2015)
Unit Value:
  Beginning of Period..........................   1.856    1.723   1.299    1.124   1.076    0.968   0.816    1.396   1.351    1.172
  End of Period................................   1.855    1.856   1.723    1.299   1.124    1.076   0.968    0.816   1.396    1.351
Number of Units Outstanding at End of Period
(in thousands).................................   6,814    7,954   9,923   11,610  12,978   16,216  19,640   24,100  32,141   42,209
AB VPS LARGE CAP GROWTH PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO
   (CLASS B) ON MAY 1, 2015)
Unit Value:
  Beginning of Period..........................   1.034    0.921   0.682    0.596   0.626    0.578   0.428    0.721   0.644    0.658
  End of Period................................   1.129    1.034   0.921    0.682   0.596    0.626   0.578    0.428   0.721    0.644
Number of Units Outstanding at End of Period
(in thousands).................................   8,663   10,054  11,617   13,649  16,454   19,756  23,019   29,012  40,336   55,573
AB VPS SMALL/MID CAP VALUE PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
   PORTFOLIO (CLASS B) ON MAY 1, 2015)
Unit Value:
  Beginning of Period..........................   2.709    2.523   1.860    1.593   1.769    1.418   1.009    1.593   1.592    1.415
  End of Period................................   2.517    2.709   2.523    1.860   1.593    1.769   1.418    1.009   1.593    1.592
Number of Units Outstanding at End of Period
(in thousands).................................   1,673    1,849   2,242    2,577   3,196    3,514   4,131    4,626   5,674    6,563
AB VPS VALUE PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO (CLASS B) ON
   MAY 1, 2015)
Unit Value:
  Beginning of Period..........................   1.682    1.541   1.145    1.006   1.061    0.966   0.810    1.393   1.475    1.237
  End of Period................................   1.539    1.682   1.541    1.145   1.006    1.061   0.966    0.810   1.393    1.475
Number of Units Outstanding at End of Period
(in thousands).................................     602      635     719      833   1,159    1,334   1,597    1,867   2,492    3,145
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES (STANDARD CLASS)
Unit Value:
  Beginning of Period..........................   3.046    3.384   2.796    2.463   2.921    2.672   2.013    3.547   3.420    2.808
  End of Period................................   3.016    3.046   3.384    2.796   2.463    2.921   2.672    2.013   3.547    3.420
Number of Units Outstanding at End of Period
(in thousands).................................   3,746    4,193   4,650    5,161   5,857    6,574   7,713    9,295  11,983   15,137


                                                                                YEAR ENDED DECEMBER 31ST
                                                   ---------------------------------------------------------------------------------
SUB-ACCOUNT                                         2015     2014    2013    2012     2011    2010    2009     2008    2007    2006
-------------------------------------------------  -------  ------  ------  -------  ------  ------  ------   ------  ------  ------

DELAWARE VIP SMID CAP GROWTH SERIES (SERVICE CLASS)
(NAME CHANGED FROM THE DELAWARE VIP GROWTH OPPORTUNITIES SERIES
   (SERVICE CLASS) ON MARCH 22, 2010)
Unit Value:
  Beginning of Period............................    1.882   1.857   1.336    1.225   1.152   0.859   0.601    1.029   0.926   0.886
  End of Period..................................    1.991   1.882   1.857    1.336   1.225   1.152   0.859    0.601   1.029   0.926
Number of Units Outstanding at End of Period (in
thousands).......................................    1,872   2,033   2,269    2,822   2,636   2,809   3,101    3,411   4,013   5,306
DEUTSCHE CAPITAL GROWTH VIP (CLASS A)
(DWS TECHNOLOGY VIP (CLASS A) MERGED INTO THIS FUND ON APRIL 29,
   2011; NAME CHANGED FROM THE DWS CAPITAL GROWTH VIP (CLASS A) ON
   AUGUST 11, 2014)
Unit Value:
  Beginning of Period............................    0.793   0.713   0.537    0.470     N/A     N/A     N/A      N/A     N/A     N/A
  End of Period..................................    0.849   0.793   0.713    0.537   0.470     N/A     N/A      N/A     N/A     N/A
Number of Units Outstanding at End of Period (in
thousands).......................................    3,426   3,724   4,201    4,750   5,561     N/A     N/A      N/A     N/A     N/A
DWS DREMAN FINANCIAL SERVICES VIP (CLASS A)
(MERGED INTO THE DWS DREMAN HIGH RETURN EQUITY SERVICES VIP
   (CLASS A) ON SEPTEMBER 15, 2006; NAME CHANGED TO THE DWS STRATEGIC
   VALUE VIP (CLASS A) ON JUNE 1, 2009; NAME CHANGED TO THE DWS LARGE
   CAP VALUE VIP (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period............................      N/A     N/A     N/A      N/A     N/A     N/A     N/A      N/A     N/A     N/A
  End of Period..................................      N/A     N/A     N/A      N/A     N/A     N/A     N/A      N/A     N/A     N/A
Number of Units Outstanding at End of Period (in
thousands).......................................      N/A     N/A     N/A      N/A     N/A     N/A     N/A      N/A     N/A     N/A
DEUTSCHE LARGE CAP VALUE VIP (CLASS A)
(DWS STRATEGIC VALUE VIP (CLASS A) MERGED INTO THIS FUND ON
   APRIL 29, 2011; NAME CHANGED FROM THE DWS LARGE CAP VALUE
   VIP (CLASS A) ON AUGUST 11, 2014)
Unit Value:
  Beginning of Period............................    1.691   1.550   1.202    1.111     N/A     N/A     N/A      N/A     N/A     N/A
  End of Period..................................    1.552   1.691   1.550    1.202   1.111     N/A     N/A      N/A     N/A     N/A
Number of Units Outstanding at End of Period (in
thousands).......................................      601     649     748      807     849     N/A     N/A      N/A     N/A     N/A
DWS STRATEGIC VALUE VIP (CLASS A)
(MERGED INTO THE DWS LARGE CAP VALUE VIP (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period............................      N/A     N/A     N/A      N/A   1.123   1.013   0.820    1.541   1.593   1.412
  End of Period..................................      N/A     N/A     N/A      N/A     N/A   1.123   1.013    0.820   1.541   1.593
Number of Units Outstanding at End of Period (in
thousands).......................................      N/A     N/A     N/A      N/A     N/A   1,036   1,191    1,415   1,861   2,631


                                                                            YEAR ENDED DECEMBER 31ST
                                            ----------------------------------------------------------------------------------------
SUB-ACCOUNT                                  2015     2014     2013     2012     2011     2010     2009     2008     2007     2006
------------------------------------------  ------   ------   ------   ------   ------   ------   ------   ------   ------   ------

DWS TECHNOLOGY VIP (CLASS A)
(MERGED INTO THE DWS CAPITAL GROWTH VIP (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period.....................     N/A      N/A      N/A      N/A    0.500    0.427    0.270    0.510    0.453    0.456
  End of Period...........................     N/A      N/A      N/A      N/A      N/A    0.500    0.427    0.270    0.510    0.453
Number of Units Outstanding at End of
Period (in thousands).....................     N/A      N/A      N/A      N/A      N/A    6,419    7,333    8,137   10,107   14,478
EATON VANCE VT FLOATING-RATE INCOME FUND
(CLOSED TO NEW PAYMENT ALLOCATIONS OR TRANSFERS ON NOVEMBER 15, 2010)
Unit Value:
  Beginning of Period.....................   1.294    1.306    1.276    1.206    1.194    1.110    0.780    1.087    1.085    1.044
  End of Period...........................   1.263    1.294    1.306    1.276    1.206    1.194    1.110    0.780    1.087    1.085
Number of Units Outstanding at End of
Period (in thousands).....................   2,657    3,165    3,227    3,168    4,154    3,744    3,475    2,972    4,733    6,715
FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period.....................   2.875    2.757    2.418    2.181    2.271    2.017    1.585    2.257    1.982    1.874
  End of Period...........................   2.838    2.875    2.757    2.418    2.181    2.271    2.017    1.585    2.257    1.982
Number of Units Outstanding at End of
Period (in thousands).....................   3,847    4,879    5,083    5,590    6,496    7,258    9,042    9,493   11,467   14,627
FIDELITY VIP CONTRAFUND(R) PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.....................   2.385    2.168    1.680    1.468    1.532    1.329    0.996    1.763    1.525    1.389
  End of Period...........................   2.360    2.385    2.168    1.680    1.468    1.532    1.329    0.996    1.763    1.525
Number of Units Outstanding at End of
Period (in thousands).....................   6,185    6,906    7,827    8,713   10,868   12,554   14,305   17,306   20,729   26,940
FIDELITY VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period.....................   5.964    5.566    4.408    3.813    3.831    3.376    2.631    4.656    4.653    3.928
  End of Period...........................   5.644    5.964    5.566    4.408    3.813    3.831    3.376    2.631    4.656    4.653
Number of Units Outstanding at End of
Period (in thousands).....................  10,357   11,923   13,582   15,181   17,546   20,448   23,529   27,981   35,001   44,306
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.....................   1.407    1.275    0.941    0.800    0.796    0.654    0.456    1.032    0.852    0.823
  End of Period...........................   1.461    1.407    1.275    0.941    0.800    0.796    0.654    0.456    1.032    0.852
Number of Units Outstanding at End of
Period (in thousands).....................   1,325    1,390    2,592    3,184    2,473    2,600    2,494    2,743    2,892    3,464
FIDELITY VIP GROWTH PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period.....................   5.783    5.272    3.924    3.472    3.516    2.873    2.272    4.365    3.488    3.313
  End of Period...........................   6.108    5.783    5.272    3.924    3.472    3.516    2.873    2.272    4.365    3.488
Number of Units Outstanding at End of
Period (in thousands).....................   9,836   10,995   12,524   14,324   16,077   18,482   21,886   25,449   30,358   39,741
FIDELITY VIP HIGH INCOME PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period.....................   3.329    3.339    3.198    2.841    2.771    2.470    1.741    2.355    2.325    2.121
  End of Period...........................   3.162    3.329    3.339    3.198    2.841    2.771    2.470    1.741    2.355    2.325
Number of Units Outstanding at End of
Period (in thousands).....................   4,844    5,302    5,821    6,327    6,876    7,806    9,106   10,768   14,775   18,468


                                                                            YEAR ENDED DECEMBER 31ST
                                           -----------------------------------------------------------------------------------------
SUB-ACCOUNT                                  2015     2014     2013     2012     2011     2010     2009     2008     2007      2006
-----------------------------------------  -------  -------  -------   ------   ------   -------  -------  -------  -------  -------

FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period....................    3.029    2.898    2.165    1.917    2.182     1.722    1.251    2.101    1.849    1.669
  End of Period..........................    2.936    3.029    2.898    2.165    1.917     2.182    1.722    1.251    2.101    1.849
Number of Units Outstanding at End of
Period (in thousands)....................    1,618    1,903    2,170    2,462    3,236     3,972    4,597    6,243    7,819   12,512
FIDELITY VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period....................    2.698    2.979    2.317    1.947    2.386     2.140    1.716    3.099    2.680    2.303
  End of Period..........................    2.756    2.698    2.979    2.317    1.947     2.386    2.140    1.716    3.099    2.680
Number of Units Outstanding at End of
Period (in thousands)....................    4,565    5,215    5,813    6,755    7,351     8,148    9,536   11,299   13,297   16,512
FIDELITY VIP VALUE STRATEGIES PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period....................    2.185    2.082    1.622    1.296    1.445     1.161    0.750    1.561    1.503    1.314
  End of Period..........................    2.085    2.185    2.082    1.622    1.296     1.445    1.161    0.750    1.561    1.503
Number of Units Outstanding at End of
Period (in thousands)....................      691      791      925    1,072    1,235     1,469    2,056    1,887    2,502    2,937
FT VIP FRANKLIN GROWTH AND INCOME VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP FRANKLIN GROWTH AND INCOME SECURITIES
   FUND (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period....................    1.832    1.703    1.334    1.206    1.195     1.039    0.833    1.303    1.373    1.194
  End of Period..........................    1.789    1.832    1.703    1.334    1.206     1.195    1.039    0.833    1.303    1.373
Number of Units Outstanding at End of
Period (in thousands)....................    1,355    1,520    1,686    2,012    1,687     1,402    1,480    1,881    3,026    3,394
FT VIP FRANKLIN LARGE CAP GROWTH VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES
   FUND (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period....................    1.702    1.535    1.211    1.094    1.127     1.025    0.801    1.242    1.186    1.086
  End of Period..........................    1.771    1.702    1.535    1.211    1.094     1.127    1.025    0.801    1.242    1.186
Number of Units Outstanding at End of
Period (in thousands)....................      340      343      369      400      481       609      743    1,024    1,381    1,663
FT VIP FRANKLIN MUTUAL SHARES VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP MUTUAL SHARES SECURITIES FUND
   (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period....................    1.852    1.755    1.388    1.233    1.264     1.154    0.929    1.498    1.469    1.259
  End of Period..........................    1.735    1.852    1.755    1.388    1.233     1.264    1.154    0.929    1.498    1.469
Number of Units Outstanding at End of
Period (in thousands)....................    1,495    1,558    1,751    2,123    2,796     3,177    4,138    4,067    4,789    5,495
FT VIP FRANKLIN SMALL-MID CAP GROWTH VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP FRANKLIN SMALL-MID CAP GROWTH
   SECURITIES FUND (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period....................    1.346    1.271    0.933    0.854    0.911     0.724    0.512    0.903    0.824    0.769
  End of Period..........................    1.291    1.346    1.271    0.933    0.854     0.911    0.724    0.512    0.903    0.824
Number of Units Outstanding at End of
Period (in thousands)....................    6,176    6,907    8,003    9,536   10,923    13,175   15,939   19,624   25,735   39,206


                                                                             YEAR ENDED DECEMBER 31ST
                                             ---------------------------------------------------------------------------------------
SUB-ACCOUNT                                   2015     2014     2013     2012     2011     2010     2009     2008     2007     2006
-------------------------------------------  -------  -------  -------  -------  ------   ------   ------   ------  -------  -------

FT VIP TEMPLETON FOREIGN VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP TEMPLETON FOREIGN SECURITIES FUND
   (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period......................    1.630    1.861    1.536    1.318   1.496    1.401    1.037    1.765    1.551    1.296
  End of Period............................    1.502    1.630    1.861    1.536   1.318    1.496    1.401    1.037    1.765    1.551
Number of Units Outstanding at End of
Period (in thousands)......................    2,518    2,585    2,875    3,374   3,692    4,393    5,181    6,468    8,590   11,597
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I SHARES)
(INVESCO V.I. LARGE CAP GROWTH SERIES (SERIES I SHARES) MERGED INTO THIS
   FUND ON APRIL 29, 2011; INVESCO V.I. CAPITAL APPRECIATION FUND
   (SERIES I SHARES) MERGED INTO THIS FUND ON APRIL 27, 2012; NAME
   CHANGED FROM THE INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND
   (SERIES I SHARES) ON APRIL 30, 2012; NAME CHANGED FROM THE INVESCO
   VAN KAMPEN V.I. AMERICAN FRANCHISE FUND (SERIES I SHARES) ON
   MAY 1, 2013)
Unit Value:
  Beginning of Period......................    1.315    1.230    0.891    0.795     N/A      N/A      N/A      N/A      N/A      N/A
  End of Period............................    1.361    1.315    1.230    0.891   0.795      N/A      N/A      N/A      N/A      N/A
Number of Units Outstanding at End of
Period (in thousands)......................    3,223    3,846    4,298    5,025   1,175      N/A      N/A      N/A      N/A      N/A
INVESCO V.I. CAPITAL APPRECIATION FUND (SERIES I SHARES)
(NAME CHANGED FROM AIM V.I. CAPITAL APPRECIATION FUND
   (SERIES I SHARES) ON APRIL 30, 2010; MERGED INTO INVESCO VAN
   KAMPEN V.I. CAPITAL GROWTH FUND (SERIES I SHARES) ON APRIL 27,
   2012; NAME CHANGED TO INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
   FUND (SERIES I SHARES) ON APRIL 30, 2012; NAME CHANGED TO INVESCO V.I.
   AMERICAN FRANCHISE FUND (SERIES I SHARES) ON MAY 1, 2013)
Unit Value:
  Beginning of Period......................      N/A      N/A      N/A    0.601   0.663    0.582    0.488    0.861    0.780    0.724
  End of Period............................      N/A      N/A      N/A      N/A   0.601    0.663    0.582    0.488    0.861    0.780
Number of Units Outstanding at End of
Period (in thousands)......................      N/A      N/A      N/A      N/A   6,180    7,226    8,576   10,126   12,899   16,500
INVESCO V.I. CAPITAL DEVELOPMENT FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. CAPITAL DEVELOPMENT FUND
   (SERIES II SHARES) ON APRIL 30, 2010; MERGED INTO THE INVESCO VAN
   KAMPEN V.I. MID CAP GROWTH FUND (SERIES II SHARES) ON APRIL 27, 2012)
Unit Value:
  Beginning of Period......................      N/A      N/A      N/A    1.170   1.282    1.098    0.784    1.506    1.382    1.206
  End of Period............................      N/A      N/A      N/A      N/A   1.170    1.282    1.098    0.784    1.506    1.382
Number of Units Outstanding at End of
Period (in thousands)......................      N/A      N/A      N/A      N/A     281      337      423      517      625      756
INVESCO V.I. CORE EQUITY FUND (SERIES I SHARES)
(NAME CHANGED FROM THE AIM V.I. CORE EQUITY FUND (SERIES I SHARES) ON
   APRIL 30, 2010)
Unit Value:
  Beginning of Period......................    1.195    1.121    0.880    0.784   0.796    0.737    0.583    0.847    0.795    0.700
  End of Period............................    1.109    1.195    1.121    0.880   0.784    0.796    0.737    0.583    0.847    0.795
Number of Units Outstanding at End of
Period (in thousands)......................    3,136    3,501    4,337    5,365   4,867    5,585    7,125    8,835    9,093   11,112


                                                                            YEAR ENDED DECEMBER 31ST
                                             ---------------------------------------------------------------------------------------
SUB-ACCOUNT                                   2015     2014     2013     2012     2011     2010     2009     2008    2007     2006
-------------------------------------------  -------  ------   ------   ------  -------   ------  -------  -------  -------  -------

INVESCO V.I. GLOBAL HEALTH CARE FUND (SERIES I SHARES)
(NAME CHANGE FROM THE AIM V.I. GLOBAL HEALTH CARE FUND
   (SERIES I SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period......................    2.127   1.803    1.302    1.093    1.067    1.028    0.817    1.161    1.054    1.016
  End of Period............................    2.162   2.127    1.803    1.302    1.093    1.067    1.028    0.817    1.161    1.054
Number of Units Outstanding at End of
Period (in thousands)......................    1,962   3,199    2,796    2,864    2,583    3,052    3,481    4,470    5,729    7,843
INVESCO V.I. LARGE CAP GROWTH FUND (SERIES I SHARES)
(NAME CHANGED FROM THE AIM V.I. LARGE CAP GROWTH FUND
   (SERIES I SHARES) ON APRIL 30, 2010; MERGED INTO THE INVESCO VAN
   KAMPEN V.I. CAPITAL GROWTH FUND (SERIES I SHARES) ON APRIL 29, 2011;
   NAME CHANGED TO INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
   (SERIES I SHARES) ON APRIL 30, 2012; NAME CHANGED TO INVESCO V.I.
   AMERICAN FRANCHISE FUND (SERIES I SHARES) ON MAY 1, 2013))
Unit Value:
  Beginning of Period......................      N/A     N/A      N/A      N/A    0.858    0.742    0.598    0.983    0.862    0.811
  End of Period............................      N/A     N/A      N/A      N/A      N/A    0.858    0.742    0.598    0.983    0.862
Number of Units Outstanding at End of
Period (in thousands)......................      N/A     N/A      N/A      N/A      N/A    1,501    1,813    2,265    3,044    3,685
INVESCO V.I. MID CAP GROWTH FUND (SERIES II SHARES)
(INVESCO V.I. CAPITAL DEVELOPMENT FUND (SERIES II SHARES) MERGED INTO THIS
   FUND ON APRIL 27, 2012; NAME CHANGED FROM THE INVESCO VAN KAMPEN V.I.
   MID CAP GROWTH FUND (SERIES II SHARES) ON MAY 1, 2013)
Unit Value:
  Beginning of Period......................    1.843   1.736    1.290      N/A      N/A      N/A      N/A      N/A      N/A      N/A
  End of Period............................    1.835   1.843    1.736    1.290      N/A      N/A      N/A      N/A      N/A      N/A
Number of Units Outstanding at End of
Period (in thousands)......................      190     186      228      248      N/A      N/A      N/A      N/A      N/A      N/A
INVESCO V.I. VALUE OPPORTUNITIES FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. BASIC VALUE FUND (SERIES II SHARES)
   ON APRIL 30, 2010; NAME CHANGED FROM THE INVESCO V.I. BASIC VALUE FUND
   (SERIES II SHARES) ON APRIL 30, 2012; NAME CHANGED FROM THE INVESCO VAN
   KAMPEN V.I. VALUE OPPORTUNITIES FUND (SERIES II SHARES) ON MAY 1, 2013)
Unit Value:
  Beginning of Period......................    1.389   1.325    1.009    0.870    0.914    0.867    0.595    1.256    1.258    1.130
  End of Period............................    1.223   1.389    1.325    1.009    0.870    0.914    0.867    0.595    1.256    1.258
Number of Units Outstanding at End of
Period (in thousands)......................    2,372   2,588    2,987    3,290    5,419    6,505    7,807    8,827   11,894   16,946
JANUS ASPEN GROWTH AND INCOME PORTFOLIO (SERVICE SHARES)
(LIQUIDATED ON APRIL 30, 2010)
Unit Value:
  Beginning of Period......................      N/A     N/A      N/A      N/A      N/A    0.786    0.575    0.993    0.929    0.875
  End of Period............................      N/A     N/A      N/A      N/A      N/A      N/A    0.786    0.575    0.993    0.929
Number of Units Outstanding at End of
Period (in thousands)......................      N/A     N/A      N/A      N/A      N/A      N/A    9,066   11,703   15,236   20,104
JANUS ASPEN JANUS PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period......................    1.067   0.960    0.750    0.643    0.691    0.614    0.458    0.772    0.929    0.623
  End of Period............................    1.105   1.067    0.960    0.750    0.643    0.691    0.614    0.458    0.772    0.929
Number of Units Outstanding at End of
Period (in thousands)......................    4,363   4,928    5,552    6,403    7,922    9,340   10,596   13,232   16,567   20,104


                                                                            YEAR ENDED DECEMBER 31ST
                                             ---------------------------------------------------------------------------------------
SUB-ACCOUNT                                    2015     2014    2013     2012     2011     2010     2009     2008    2007     2006
-------------------------------------------  -------  -------  -------  -------  ------   ------  -------   ------  -------  -------

MFS(R) MID CAP GROWTH SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period......................    1.542    1.441    1.066    0.929   1.004    0.789    0.567    1.188    1.101    1.092
  End of Period............................    1.587    1.542    1.441    1.066   0.929    1.004    0.789    0.567    1.188    1.101
Number of Units Outstanding at End of
Period (in thousands)......................      319      394      415      439     612      740      732      968    1,315    1,938
MFS(R) NEW DISCOVERY SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period......................    2.040    2.238    1.608    1.350   1.530    1.142    0.711    1.194    1.184    1.064
  End of Period............................    1.968    2.040    2.238    1.608   1.350    1.530    1.142    0.711    1.194    1.184
Number of Units Outstanding at End of
Period (in thousands)......................    1,188    1,286    1,559    1,738   1,987    2,085    1,848    1,703    1,453    1,689
MFS(R) TOTAL RETURN SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period......................    1.714    1.607    1.373    1.256   1.255    1.161    1.001    1.308    1.277    1.161
  End of Period............................    1.680    1.714    1.607    1.373   1.256    1.255    1.161    1.001    1.308    1.277
Number of Units Outstanding at End of
Period (in thousands)......................    2,162    2,861    2,631    2,858   4,073    4,639    5,060    4,968    6,496    8,343
MFS(R) UTILITIES SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period......................    3.680    3.321    2.803    2.512   2.393    2.140    1.634    2.666    2.121    1.643
  End of Period............................    3.092    3.680    3.321    2.803   2.512    2.393    2.140    1.634    2.666    2.121
Number of Units Outstanding at End of
Period (in thousands)......................      951    1,436    1,066    1,198   1,281    1,427    1,598    2,600    3,043    3,173
OPPENHEIMER CAPITAL APPRECIATION FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period......................    1.687    1.487    1.166    1.040   1.070    0.994    0.700    1.307    1.165    1.098
  End of Period............................    1.717    1.687    1.487    1.166   1.040    1.070    0.994    0.700    1.307    1.165
Number of Units Outstanding at End of
Period (in thousands)......................      811      975    1,106    1,350   1,578    1,919    2,468    3,769    3,699    5,135
OPPENHEIMER CONSERVATIVE BALANCED FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM CAPITAL INCOME FUND/VA (SERVICE SHARES) ON
   APRIL 30, 2015; NAME CHANGED FROM OPPENHEIMER BALANCED FUND/VA
   (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period......................    1.298    1.220    1.097    0.993   1.004    0.904    0.754    1.357    1.331    1.218
  End of Period............................    1.287    1.298    1.220    1.097   0.993    1.004    0.904    0.754    1.357    1.331
Number of Units Outstanding at End of
Period (in thousands)......................      491      565      739      796   1,692    1,753    1,978    1,469    2,111    2,466
OPPENHEIMER GLOBAL FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER GLOBAL SECURITIES FUND/VA
   (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period......................    2.149    2.137    1.707    1.432   1.589    1.393    1.015    1.725    1.650    1.427
  End of Period............................    2.195    2.149    2.137    1.707   1.432    1.589    1.393    1.015    1.725    1.650
Number of Units Outstanding at End of
Period (in thousands)......................    1,773    1,849    1,975    2,060   2,556    3,136    3,772    3,949    5,781    7,116


                                                                             YEAR ENDED DECEMBER 31ST
                                               -------------------------------------------------------------------------------------
SUB-ACCOUNT                                     2015     2014    2013     2012     2011     2010    2009     2008    2007     2006
---------------------------------------------  ------   ------  -------  ------  -------  -------  ------   ------  -------  ------

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (SERVICE SHARES)
(OPPENHEIMER HIGH INCOME FUND/VA (SERVICE SHARES) MERGED INTO THIS
   FUND ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period........................   0.417    0.413    0.421     N/A      N/A      N/A     N/A      N/A      N/A     N/A
  End of Period..............................   0.401    0.417    0.413   0.421      N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)...............................   2,304    2,551    3,048   3,227      N/A      N/A     N/A      N/A      N/A     N/A
OPPENHEIMER HIGH INCOME FUND/VA (SERVICE SHARES)
(MERGED INTO THE OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
   (SERVICE SHARES) ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period........................     N/A      N/A      N/A   0.373    0.388    0.344   0.277    1.313    1.338   1.243
  End of Period..............................     N/A      N/A      N/A     N/A    0.373    0.388   0.344    0.277    1.313   1.338
Number of Units Outstanding at End of Period
(in thousands)...............................     N/A      N/A      N/A     N/A    3,616    4,601   4,740    4,093    4,343   5,449
OPPENHEIMER MAIN STREET FUND(R)/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period........................   1.808    1.661    1.283   1.116    1.136    0.995   0.789    1.305    1.271   1.124
  End of Period..............................   1.837    1.808    1.661   1.283    1.116    1.136   0.995    0.789    1.305   1.271
Number of Units Outstanding at End of Period
(in thousands)...............................     447      432      516     546      738      893   1,077    1,336    1,853   2,400
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period........................   1.714    1.995    2.069   1.880    2.498    2.193   1.279    3.112    2.216   1.660
  End of Period..............................   1.426    1.714    1.995   2.069    1.880    2.498   2.193    1.279    3.112   2.216
Number of Units Outstanding at End of Period
(in thousands)...............................   2,914    2,962    3,494   3,706    4,677    5,233   5,782    6,357    7,420   9,249
PIONEER REAL ESTATE SHARES VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period........................   3.670    2.852    2.850   2.491    2.303    1.818   1.402    2.308    2.895   2.153
  End of Period..............................   3.780    3.670    2.852   2.850    2.491    2.303   1.818    1.402    2.308   2.895
Number of Units Outstanding at End of Period
(in thousands)...............................   1,588    1,850    2,241   2,334    2,632    3,004   3,249    3,753    4,683   6,063
SCUDDER VIT EAFE EQUITY INDEX FUND (CLASS A)
(LIQUIDATED SCUDDER VIT EAFE EQUITY INDEX FUND ON JULY 25, 2005)
Unit Value:
  Beginning of Period........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
  End of Period..............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A


                                                                             YEAR ENDED DECEMBER 31ST
                                              --------------------------------------------------------------------------------------
SUB-ACCOUNT                                    2015     2014     2013    2012     2011     2010     2009     2008    2007     2006
--------------------------------------------  ------   ------  -------  -------  ------   ------  -------  -------  -------  ------

SVS DREMAN FINANCIAL SERVICES (CLASS A)
(MERGED INTO THE DWS DREMAN FINANCIAL SERVICES VIP (CLASS A) ON
   FEBRUARY 3, 2006; MERGED INTO THE DWS DREMAN HIGH RETURN EQUITY
   VIP (CLASS A) ON SEPTEMBER 15, 2006; NAME CHANGED TO THE DWS
   STRATEGIC VALUE VIP (CLASS A) ON JUNE 1, 2009; NAME CHANGED TO THE
   DWS LARGE CAP VALUE VIP (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period.......................     N/A      N/A      N/A      N/A     N/A      N/A      N/A      N/A      N/A     N/A
  End of Period.............................     N/A      N/A      N/A      N/A     N/A      N/A      N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)..............................     N/A      N/A      N/A      N/A     N/A      N/A      N/A      N/A      N/A     N/A
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unit Value:
  Beginning of Period.......................   1.857    1.908    1.697    1.454   1.693    1.501    0.999    1.977    1.774   1.512
  End of Period.............................   1.813    1.857    1.908    1.697   1.454    1.693    1.501    0.999    1.977   1.774
Number of Units Outstanding at End of Period
(in thousands)..............................   6,286    7,116    7,928    8,696  10,114   11,311   13,214   15,387   18,966  25,058

                                 APPENDIX C

             POLICY NO. A3018-91 (AND STATE VARIATIONS THEREOF)
                 COMMONWEALTH ANNUITY LIFE INSURANCE COMPANY

If your Policy is issued on Form No. A3018-91, your Policy is substantially similar to the Policy described in this Prospectus (A3021-93), except as follows:

1. The minimum interest rate credited to amounts allocated to the General Account under Form A3021-93 is 3% compounded annually. For A3018-91, the minimum interest rate guarantees are 5% compounded annually for the first five Policy years, 4% for the next five Policy years and 3.5% thereafter.

2. The stepped-up death benefit under A3018-91 applies to the most recent fifth year Policy anniversary and gross payments are simply reduced by subsequent withdrawals by subtracting the amount of the withdrawal from the total gross payments. The stepped-up death benefit under A3021-93 applies to the most recent fifth year Policy anniversary; however the guaranteed death benefit is reduced proportionately to reflect partial withdrawals (in the same proportion that the Accumulated Value was reduced by the withdrawals).

3. Under A3018-91, the Free Withdrawal Amount is equal to the greater of (1) 10% of the Accumulated Value as of December 31 of the previous calendar year, or (2) the life expectancy distribution, if applicable. The Free Withdrawal Amount is deducted first from Old Payments, then from the earliest New Payments and so on until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting (LIFO or last-in-first-out method in New Jersey).

4. Because of the differences in the amount of the Free Withdrawal (see 3. above), the following expense examples apply to Owners of A3018-91 and should be referred to rather than example (1) under MAXIMUM EXPENSE EXAMPLE and under MINIMUM EXPENSE EXAMPLE on page 9 and 10 of the Prospectus. Example (2) is correct for all Policies.


MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the optional rider with the maximum possible charge, which would be the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Fund with the maximum total operating expenses...........   $1,084  $1,737   $2,321    $3,880


MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Fund and assumes that these fees and expenses remain the same in each of the 1, 3,

5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                                                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                ------  -------  -------  --------
     Fund with the minimum total operating expenses...........   $923   $1,253   $1,521    $2,327


                                 APPENDIX D

   DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

(a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

(b) the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

(c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                          Amount of the withdrawal
        --------------------------------------------------------

            Accumulated Value determined immediately prior to the
                                 withdrawal

EXERCISING THE M-GAP RIDER.

      - The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

      - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

      - The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT in the Prospectus.

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed for 10 Years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.


             CONTRACT                      MINIMUM                          MINIMUM
            ANNIVERSARY                  GUARANTEED                       GUARANTEED
            AT EXERCISE                 BENEFIT BASE                   ANNUAL INCOME(1)
         ----------------              ---------------              ----------------------
                10                        $162,889                          $12,153
                15                        $207,892                          $17,695

               COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                         SOUTHBOROUGH, MASSACHUSETTS

This Prospectus provides important information about the Commonwealth Annuity's Advantage variable annuity contracts issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") in all jurisdictions except Hawaii and New York. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis.

As of the date of this Prospectus, the Company has ceased issuing new contracts except in connection with certain preexisting contractual plans and programs. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.


A Statement of Additional Information ("SAI") dated May 2, 2016 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-533-7881. The Table of Contents of the SAI is listed on page 3 of this Prospectus. This Prospectus and the SAI can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Variable Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of the following funds (certain funds may not be available in all states):


GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE  AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
SHARES)                                          INSURANCE FUNDS) (SERIES II SHARES)
Goldman Sachs Core Fixed Income Fund             Invesco V.I. Mid Cap Growth Fund
Goldman Sachs Equity Index Fund                  Invesco V.I. Value Opportunities Fund
Goldman Sachs Global Trends Allocation Fund      AB VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
Goldman Sachs High Quality Floating Rate Fund    AB VPS Growth and Income Portfolio
Goldman Sachs Growth Opportunities Fund          AB VPS Large Cap Growth Portfolio
Goldman Sachs Mid Cap Value Fund                 AB VPS Small/Mid-Cap Value Portfolio
Goldman Sachs Government Money Market Fund       AB VPS Value Portfolio
Goldman Sachs Strategic Growth Fund              DELAWARE VIP TRUST
Goldman Sachs Strategic International Equity     Delaware VIP International Value Equity Series
Fund                                             DELAWARE VIP TRUST (SERVICE CLASS)
Goldman Sachs U.S. Equity Insights Fund          Delaware VIP Smid Cap Growth Series
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE   CONTINUED ON NEXT PAGE
INSURANCE FUNDS) (SERIES I SHARES)
Invesco V.I. American Franchise Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Global Health Care Fund


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

In most jurisdictions, values may be allocated to the Fixed Account which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option available in most jurisdictions, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).




                              DATED MAY 2, 2016

DEUTSCHE VARIABLE SERIES I (CLASS A)                 JANUS ASPEN SERIES (SERVICE SHARES)
Deutsche Capital Growth VIP                          Janus Aspen Janus Portfolio
DEUTSCHE VARIABLE SERIES II                          MFS(R) VARIABLE INSURANCE TRUST (SERVICE CLASS)
Deutsche Large Cap Value VIP                         MFS(R) Mid Cap Growth Series
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS           MFS(R) New Discovery Series
Fidelity VIP Asset Manager(SM) Portfolio             MFS(R) Total Return Series
Fidelity VIP Equity-Income Portfolio                 MFS(R) Utilities Series
Fidelity VIP Growth Portfolio                        OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE
Fidelity VIP High Income Portfolio                   SHARES)
Fidelity VIP Overseas Portfolio                      Oppenheimer Capital Appreciation Fund/VA
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE  Oppenheimer Conservative Balanced Fund/VA
CLASS 2)                                             Oppenheimer Global Fund/VA
Fidelity VIP Contrafund(R) Portfolio                 Oppenheimer Global Strategic Income Fund/VA
Fidelity VIP Growth Opportunities Portfolio          Oppenheimer Main Street Fund(R)/VA
Fidelity VIP Mid Cap Portfolio                       PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Fidelity VIP Value Strategies Portfolio              Pioneer Emerging Markets VCT Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS       Pioneer Real Estate Shares VCT Portfolio
TRUST (CLASS 2)                                      T. ROWE PRICE INTERNATIONAL SERIES, INC.
Franklin Growth and Income VIP Fund                  T. Rowe Price International Stock Portfolio
Franklin Large Cap Growth VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Mutual Shares VIP Fund
Templeton Foreign VIP Fund

Effective November 15, 2010, no new payment allocations or transfers can be made to the Sub-Account that invests in the underlying fund listed below:

EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating-Rate Income Fund

You may contact our Service Center at 1-800-533-7881 to request prospectuses for any of the underlying funds that are available as investment options under your Contract.

                             TABLE OF CONTENTS

SPECIAL TERMS..........................................................    4
SUMMARY OF FEES AND EXPENSES...........................................    6
SUMMARY OF CONTRACT FEATURES...........................................   10
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE
  UNDERLYING FUNDS.....................................................   15
INVESTMENT OBJECTIVES AND POLICIES.....................................   17
PERFORMANCE INFORMATION................................................   22
DESCRIPTION OF THE CONTRACT............................................   24
  DISRUPTIVE TRADING...................................................   24
  PAYMENTS.............................................................   25
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY........................   26
  RIGHT TO CANCEL ALL OTHER CONTRACTS..................................   26
  TELEPHONE TRANSACTIONS PRIVILEGE.....................................   26
  TRANSFER PRIVILEGE...................................................   27
  AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS........   27
  SURRENDER............................................................   28
  WITHDRAWALS..........................................................   29
  DEATH BENEFIT........................................................   30
  THE SPOUSE OF THE OWNER AS BENEFICIARY...............................   31
  OPTIONAL ENHANCED EARNINGS RIDER.....................................   32
  ASSIGNMENT...........................................................   34
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE....................   35
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS.......................   35
  ANNUITY BENEFIT PAYMENTS.............................................   37
  NORRIS DECISION......................................................   38
  COMPUTATION OF VALUES................................................   38
CHARGES AND DEDUCTIONS.................................................   39
  VARIABLE ACCOUNT DEDUCTIONS..........................................   39
  CONTRACT FEE.........................................................   40
  OPTIONAL RIDER CHARGES...............................................   40
  PREMIUM TAXES........................................................   40
  SURRENDER CHARGE.....................................................   41
  WAIVER OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS CREDITED...........   42
  TRANSFER CHARGE......................................................   44
GUARANTEE PERIOD ACCOUNTS..............................................   45
FEDERAL TAX CONSIDERATIONS.............................................   48
STATEMENTS AND REPORTS.................................................   57
LOANS (QUALIFIED CONTRACTS ONLY).......................................   57
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS......................   58
CHANGES TO COMPLY WITH LAW AND AMENDMENTS..............................   59
VOTING RIGHTS..........................................................   59
DISTRIBUTION...........................................................   59
LEGAL MATTERS..........................................................   60
FURTHER INFORMATION....................................................   60
APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT...................  A-1
APPENDIX B--SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT..........  B-1
APPENDIX C--THE DEATH BENEFIT..........................................  C-1
APPENDIX D--CONDENSED FINANCIAL INFORMATION............................  D-1
APPENDIX E--DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY
  PAYOUT (M-GAP) RIDER.................................................  E-1

                    STATEMENT OF ADDITIONAL INFORMATION
                             TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY..........................................    3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY...........    5
SERVICES.................................................................    5
UNDERWRITERS.............................................................    6
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION...............    7
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM..............    8
PERFORMANCE INFORMATION..................................................    9
STATE PREMIUM TAX CHART..................................................   15
FINANCIAL STATEMENTS.....................................................   15
FINANCIAL STATEMENTS OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
  COMPANY AND SEPARATE ACCOUNT VA-K......................................  F-1

                                SPECIAL TERMS

ACCUMULATED VALUE:    the total value of all Accumulation Units in the
Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT:    a unit of measure used to calculate the value of a
Sub-Account before annuity benefit payments begin.

ANNUITANT:    the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE:    the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT:    a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY:    unless otherwise specified, any reference to the "Company" shall refer exclusively to Commonwealth Annuity and Life Insurance Company.

CUMULATIVE EARNINGS:    the Accumulated Value reduced by total payments not
previously withdrawn.

FIXED ACCOUNT:    an investment option under the Contract that guarantees
principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT:    an annuity payout option providing for annuity benefit
payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT:    all the assets of the Company other than those held in a
separate account.

GUARANTEE PERIOD:    the number of years that a Guaranteed Interest Rate is
credited.

GUARANTEE PERIOD ACCOUNT:    an account which corresponds to a Guaranteed
Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE:    the annual effective rate of interest, after daily
compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT:    a positive or negative adjustment assessed if any
portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU):    the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.

SERVICE OFFICE:    Se(2), LLC (an affiliate of Security Distributors, Inc.) and its affiliates (collectively, "se(2)") provides administrative, accounting, and other services to the Company. The principal administrative offices of se(2) are located at One Security Benefit Place Topeka, KS 66675, Telephone 1-800-533-7881.

SUB-ACCOUNT:    a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE:    the Accumulated Value of the Contract on full surrender
after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

VALUATION DATE:    a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, as well as each day otherwise required.

VALUATION PERIOD:    The time span between the close of trading on the New York
Stock Exchange from one Valuation Date to the next.

VARIABLE ACCOUNT:    Separate Account VA-K, one of the Company's separate
accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company. Assets of the Variable Account are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT:    an annuity payout option providing for payments
varying in amount in accordance with the investment experience of certain Underlying Funds.

                        SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Commonwealth Annuity Advantage Contract. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The purpose of the tables is to help you understand these various charges.



                                   TABLE I
                         OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE CONTRACT AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.


                                                                         MAXIMUM CHARGE
                                                                   ---------------------------
         SURRENDER CHARGE(1):
         (as a percentage of payments withdrawn).................             8.0%

         TRANSFER CHARGE:........................................            None(2)


           ------------------
          (1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any commutable period certain option or a noncommutable fixed period certain option of less than ten years. The charge is a percentage ranging from 8.0% to 1.0% of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period. For purposes of calculating the Surrender Charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from payments in the chronological order in which they were received.

              COMPLETE YEARS FROM DATE OF PAYMENT                               CHARGE
              ---------------------------------------------------------------  -------
              Less than 2....................................................     8.0%
              Less than 3....................................................     7.0%
              Less than 4....................................................     6.0%
              Less than 5....................................................     5.0%
              Less than 6....................................................     4.0%
              Less than 7....................................................     3.0%
              Less than 8....................................................     2.0%
              Less than 9....................................................     1.0%
              Thereafter.....................................................       0%

          (2) The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                  TABLE II
       PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND.


           ANNUAL CONTRACT FEE(1):.............................................................   $30

           ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
           (on an annual basis as percentage of average daily net assets)
                Mortality and Expense Risk Charge:.............................................  1.25%
                Administrative Expense Charge:.................................................  0.20%
                                                                                                 ------
                Total Annual Expenses:.........................................................  1.45%

           OPTIONAL RIDER CHARGES:
             The charge on an annual basis as a percentage of the Accumulated Value is:
                Enhanced Earnings Rider........................................................  0.25%
                Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period(2)...................................................  0.25%
                Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year waiting period(2)...............................................  0.15%


           -------------------
           (1) During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan.

           (2) If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "APPENDIX E--DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER".

                                  TABLE III
           TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUNDS' FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS.


The table below shows the minimum and maximum expenses of the Funds for the year ended December 31, 2015. The levels of fees and expenses vary among the Underlying Funds, and may vary from year to year.




TOTAL ANNUAL FUND OPERATING EXPENSES                      MINIMUM                            MAXIMUM
----------------------------------------        ---------------------------        --------------------------
Expenses that are deducted from                  Annual charge of 0.49% of          Annual charge of of 2.01%
Underlying Fund assets, including                average daily net assets           average daily net assets
management fees, distribution and/or
service (12b-1) fees and other expenses.



------------------------------
The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements. Other Funds may have voluntary fee reduction and/or expense reimbursement arrangements, which may be guaranteed for periods of up to a year or more or which may be terminated at any time.

The Underlying Fund information is based on information provided by the Underlying Funds and is not independently verified by the Company.


EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example also assumes that you have chosen the combination of optional riders with the maximum possible charges, which are the Enhanced Earnings Rider with a charge of 0.25% annually and the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:



                                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Fund with the maximum total operating expenses...........   $1,047  $1,623   $2,120    $3,411


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:



                                                                 1 YEAR   3 YEARS   5 YEARS  10 YEARS
                                                                -------  --------  --------  --------
     Fund with the maximum total operating expenses...........    $313     $957     $1,625    $3,411



MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:



                                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Fund with the minimum total operating expenses...........    $918   $1,233   $1,428    $2,019


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:



                                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Fund with the minimum total operating expenses...........    $174    $539     $928     $2,019


                        SUMMARY OF CONTRACT FEATURES

This Summary does not contain all information that may be important. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. Although there may be state variations to the Contract, this prospectus discloses all the material features and benefits under the Contract.


WHAT IS THE COMMONWEALTH ANNUITY ADVANTAGE VARIABLE ANNUITY?

The Commonwealth Annuity Advantage variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

      - A customized investment portfolio;

      - Experienced professional investment advisers;

      - Tax deferral on earnings;

      - Guarantees that can protect your beneficiaries during the accumulation phase; and

      - Income payments that you can receive for life.


WHAT HAPPENS IN THE ACCUMULATION PHASE?


The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate payments among the combination of portfolios of securities ("Underlying Funds") (up to seventeen Sub-Accounts, in addition to the Goldman Sachs Government Money Market Fund, may be utilized at any one time) and, in most jurisdictions, the Guarantee Period Accounts and the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?



WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

      - periodic payments for the Annuitant's lifetime;

      - periodic payments for the Annuitant's life and the life of another person selected by you;

      - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for ten years in the event that the Annuitant dies before the end of ten years;

      - periodic payments over a specified number of years (1 to 30)--under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option. Variable period certain options are automatically commutable.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner") and us, Commonwealth Annuity and Life Insurance Company. Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two also must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.


HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $5000 minimum for your initial payment ($2,000 for IRAs) and a $50 minimum for any additional payments. (A lower initial payment amount may be permitted where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.


WHAT ARE MY INVESTMENT CHOICES?


Prior to the Annuity Date, you may allocate payments among the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen at any one time in addition to the Goldman Sachs Government Money Market Fund), the Guarantee Period Accounts and the Fixed Account. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.


Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the Account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account see APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

THE FIXED ACCOUNT AND/OR THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.


CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Goldman Sachs Government Money Market Fund, are utilized at any one time. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.


You also may elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Funds or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.


WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

You may surrender the Contract or make withdrawals any time before the annuity payout phase begins. Each calendar year you can take without a surrender charge the greatest of 100% of cumulative earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.) A 10% federal tax penalty may apply to amounts deemed to be income if you are under age 59 1/2. Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New Jersey (where not permitted by state law), you may withdraw money without surrender charge if, after the Contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" under DESCRIPTION OF THE CONTRACT.


WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the GREATEST of:

      - The Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

      - Gross payments compounded daily at the effective annual yield of 5%, starting on the date each payment was applied, decreased proportionately to reflect withdrawals; or

      - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at the effective annual yield of 5%.

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b)   gross payments compounded daily at the effective annual yield of 5%; or

(c)   the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary paperwork, increased by any positive Market Value Adjustment.

If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT.

In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary if the Annuitant dies prior to the Annuity Date. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.


WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or at surrender is less than $50,000, the Company will deduct a $30 Contract fee from the Contract. The Contract fee is currently waived for a Contract issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 8% of payments withdrawn, based on when the payments were originally made.

Depending upon the state in which you live, a deduction for state and/or local premium taxes may be made as described in "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.

The Company will deduct, on a daily basis, an annual mortality and expense risk charge and administrative expense charge equal to 1.25% and 0.20%, respectively, of the average daily net assets invested in each. The Funds will incur certain management fees and expenses which are described in the prospectuses of the Underlying Funds, which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year.

If you elected the optional Enhanced Earnings Rider at issue, a separate monthly charge is deducted from the Contract's Accumulated Value, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.


CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires or if the Contract was issued as an Individual Retirement Annuity ("IRA"), you will receive the greater of the amount described above or your entire payment. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

      - You may assign your ownership to someone else, except under certain qualified plans.

      - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

      - You may change your allocation of payments.

      - You may make transfers of accumulated value among your current investments without any tax consequences.

      - You may cancel the Contract within ten days of delivery (or longer if required by state law).

              DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT
                          AND THE UNDERLYING FUNDS

THE COMPANY.    Unless otherwise specified, any reference to the "Company"
refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). The Company's Principal Office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

The Company is a life insurance company organized under the laws of Delaware in July 1974. Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company. Prior to December 30, 2005, the Company was an indirect wholly-owned subsidiary of The Hanover Insurance Group ("THG"). On that date, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"). Effective September 1, 2006, the Company changed its name from Allmerica Financial Life Insurance and Annuity Company to Commonwealth Annuity and Life Insurance Company.

Effective April 30, 2013, Goldman Sachs completed the transfer of the common stock of the Company to Global Atlantic (Fin) Company, which is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited.

The Company is subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

At this time, the Company is relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.

THE VARIABLE ACCOUNT.    The Company maintains a separate account called
Separate Account VA-K (the "Variable Account"). The Variable Account of Commonwealth Annuity was authorized by vote of the Board of Directors of the Company on November 1, 1990. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Account or the Company by the SEC.

Separate Account VA-K is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company. Subject to the provisions of the Contract, units of the Sub-Accounts are offered on a continuous basis.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition the Variable Account may invest in other underlying funds which are not available to the Contracts described in this Prospectus.

UNDERLYING FUNDS.    Each Sub-Account invests in a corresponding investment
portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the Underlying Fund prospectuses along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

                     INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.


                                              INVESTMENT                          INVESTMENT
FUNDING OPTION                             OBJECTIVE SUMMARY                  ADVISER/SUB-ADVISER
-----------------------------------  ---------------------------  ------------------------------------------

AB VARIABLE PRODUCTS SERIES FUND, INC.
AB VPS Growth and Income             Seeks long-term growth of    AllianceBernstein L.P.
   Portfolio--Class B                capital and income.

AB VPS Large Cap Growth              Seeks long-term growth of    AllianceBernstein L.P.
   Portfolio--Class B                capital.

AB VPS Small/Mid Cap Value           Seeks long-term growth of    AllianceBernstein L.P.
   Portfolio--Class B                capital.

AB VPS Value Portfolio--Class B      Seeks long-term growth of    AllianceBernstein L.P.
                                     capital.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. American Franchise      Seek capital growth.         Invesco Advisers, Inc.
   Fund--Series I

Invesco V.I. Core Equity Fund--      Seeks long-term growth of    Invesco Advisers, Inc.
   Series I                          capital.

Invesco V.I. Global Health Care      Seeks long-term growth of    Invesco Advisers, Inc.
   Fund--Series I                    capital.

Invesco V.I. Mid Cap Growth          Seeks capital growth         Invesco Advisers, Inc.
   Fund--Series II

Invesco V.I. Value Opportunities     Seeks long-term growth of    Invesco Advisers, Inc.
   Fund--Series II                   capital.


DELAWARE VIP TRUST
Delaware VIP International Value     Seeks long-term growth       Delaware Management Company
   Equity Series--Standard Shares    without undue risk to
                                     principal.

Delaware VIP(R) Smid Cap Growth      Seeks long-term capital      Delaware Management Company
   Series--Service Shares            appreciation.                Sub-advised by Jackson Square Partners


DEUTSCHE VARIABLE SERIES I
Deutsche Capital Growth VIP--        Seeks to provide long-       Deutsche Investment Management
   Class A                           term growth of capital.      Americas, Inc.


                                                     INVESTMENT                          INVESTMENT
FUNDING OPTION                                    OBJECTIVE SUMMARY                  ADVISER/SUB-ADVISER
------------------------------------------  ---------------------------  -------------------------------------------

DEUTSCHE VARIABLE SERIES II
Deutsche Large Cap Value VIP--              Seeks to achieve a high      Deutsche Investment Management
   Class A                                  rate of total return.        Americas, Inc.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Asset Manager(SM)              Seeks to obtain high total   Fidelity Management & Research
   Portfolio--Initial Class                 return with reduced risk     Company (FMR)
                                            over the long term by        Sub-advised by Fidelity Investments
                                            allocating its assets among  Money Management, Inc. (FIMM),
                                            stocks, bonds, and short-    FMR Co., Inc. (FMRC), and other
                                            term instruments.            investment advisers.

Fidelity VIP Contrafund(R)                  Seeks long-term capital      Fidelity Management & Research
   Portfolio--Service Class 2               appreciation.                Company (FMR)
                                                                         Sub-advised by FMR Co., Inc. (FMRC)
                                                                         and other investment advisers

Fidelity VIP Equity-Income                  Seeks reasonable income.     Fidelity Management & Research
   Portfolio--Initial Class                 The fund will also consider  Company (FMR)
                                            the potential for capital    Sub-advised by FMR Co., Inc. (FMRC)
                                            appreciation. The fund's     and other investment advisers
                                            goal is to achieve a yield
                                            which exceeds the
                                            composite yield on the
                                            securities comprising the
                                            S&P 500(R) Index.

Fidelity VIP Growth                         Seeks to provide capital     Fidelity Management & Research
   Opportunities Portfolio--                growth.                      Company (FMR)
   Service Class 2                                                       Sub-advised by FMR Co., Inc. (FMRC)
                                                                         and other investment advisers

Fidelity VIP Growth Portfolio--             Seeks to achieve capital     Fidelity Management & Research
   Initial Class                            appreciation.                Company (FMR)
                                                                         Sub-advised by FMR Co., Inc. (FMRC)
                                                                         and other investment advisers

Fidelity VIP High Income                    Seeks a high level of        Fidelity Management & Research
   Portfolio--Initial Class                 current income, while also   Company (FMR)
                                            considering growth of        Sub-advised by FMR Co., Inc. (FMRC)
                                            capital.                     and other investment advisers

Fidelity VIP Mid Cap Portfolio--            Seeks long-term growth of    Fidelity Management & Research
   Service Class 2                          capital.                     Company (FMR)
                                                                         Sub-advised by FMR Co., Inc. (FMRC)
                                                                         and other investment advisers



                                                               INVESTMENT                                INVESTMENT
FUNDING OPTION                                              OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------  ---------------------------------  -----------------------------------------
Fidelity VIP Overseas Portfolio--                      Seeks long-term growth of          Fidelity Management & Research
   Initial Class                                       capital.                           Company (FMR)
                                                                                          Sub-advised by FMR Co., Inc. (FMRC)
                                                                                          and other investment advisers

Fidelity VIP Value Strategies                          Seeks capital appreciation.        Fidelity Management & Research
   Portfolio--Service Class 2                                                             Company (FMR)
                                                                                          Sub-advised by FMR Co., Inc. (FMRC)
                                                                                          and other investment advisers


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Mutual Shares VIP                             Seeks capital appreciation,        Franklin Mutual Advisers, LLC
   Fund--Class 2                                       with income as a
                                                       secondary goal.

Franklin Growth and Income VIP                         Seeks capital appreciation         Franklin Advisers, Inc.
   Fund--Class 2                                       with current income as a
                                                       secondary goal.

Franklin Large Cap Growth VIP                          Seeks capital appreciation.        Franklin Advisers, Inc.
   Fund--Class 2

Franklin Small-Mid Cap Growth                          Seeks long-term capital            Franklin Advisers, Inc.
   VIP Fund--Class 2                                   growth.

Templeton Foreign VIP Fund--                           Seeks long-term capital            Templeton Investment Counsel, LLC
   Class 2                                             growth.


GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Core Fixed                               Seeks a total return               Goldman Sachs Asset Management, L.P.
   Income Fund--Service Shares                         consisting of capital
                                                       appreciation and income
                                                       that exceeds the total
                                                       return of the Barclays
                                                       U.S. Aggregate Bond
                                                       Index (the "Index").

Goldman Sachs Equity Index                             Seeks to achieve                   Goldman Sachs Asset Management, L.P.
   Fund--Service Shares                                investment results that            Sub-advised by SSgA Funds
                                                       correspond to the                  Management, Inc.
                                                       aggregate price and yield
                                                       performance of a
                                                       benchmark index that
                                                       measures the investment
                                                       returns of large
                                                       capitalization stocks.

Goldman Sachs Global Trends                            Seeks total return while           Goldman Sachs Asset Management, L.P.
   Allocation Fund--Service                            seeking to provide
   Shares                                              volatility management.


                                              INVESTMENT                          INVESTMENT
FUNDING OPTION                             OBJECTIVE SUMMARY                  ADVISER/SUB-ADVISER
------------------------------------  ---------------------------  ----------------------------------------
Goldman Sachs Growth                  Seeks long-term growth of    Goldman Sachs Asset Management, L.P.
   Opportunities Fund--Service        capital.
   Shares

Goldman Sachs High Quality            Seeks to provide a high      Goldman Sachs Asset Management, L.P.
   Floating Rate Fund--Service        level of current income,
   Shares                             consistent with low
                                      volatility of principal.

Goldman Sachs Mid Cap Value           Seeks long-term capital      Goldman Sachs Asset Management, L.P.
   Fund--Service Shares               appreciation.

Goldman Sachs Government              Seeks to maximize current    Goldman Sachs Asset Management, L.P.
   Money Market Fund--Service         income to the extent
   Shares(1)                          consistent with the
                                      preservation of capital and
                                      the maintenance of
                                      liquidity by investing
                                      exclusively in high quality
                                      money market instruments.

Goldman Sachs Strategic Growth        Seeks total return           Goldman Sachs Asset Management, L.P.
   Fund--Service Shares               comprised of income and
                                      capital appreciation.

Goldman Sachs Strategic               Seeks long-term growth of    Goldman Sachs Asset Management, L.P.
   International Equity Fund--        capital.
   Service Shares

Goldman Sachs U.S. Equity             Seeks long-term growth of    Goldman Sachs Asset Management, L.P.
   Insights Fund--Service Shares      capital and dividend
                                      income.


JANUS ASPEN SERIES
Janus Aspen Janus Portfolio--         Seeks long-term growth of    Janus Capital Management LLC
   Service Shares                     capital.


MFS(R) VARIABLE INSURANCE TRUST
MFS(R) Mid Cap Growth Series--        Seeks capital appreciation.  MFS(R) Investment Management
   Service Class

MFS(R) New Discovery Series--         Seeks capital appreciation.  MFS(R) Investment Management
   Service Class

MFS(R) Total Return Series--          Seeks total return.          MFS(R) Investment Management
   Service Class

MFS(R) Utilities Series--Service      Seeks total return.          MFS(R) Investment Management
   Class


OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Global Fund/VA--          Seeks capital appreciation.  OFI Global Asset Management Inc.
   Service Shares                                                  Sub-advised by OppenheimerFunds, Inc.

Oppenheimer Capital Appreciation      Seeks capital appreciation.  OFI Global Asset Management Inc.
   Fund/VA--Service Shares                                         Sub-advised by OppenheimerFunds, Inc.


                                                   INVESTMENT                            INVESTMENT
FUNDING OPTION                                  OBJECTIVE SUMMARY                    ADVISER/SUB-ADVISER
----------------------------------------  ----------------------------  --------------------------------------------
Oppenheimer Conservative                  Seeks total return.           OFI Global Asset Management Inc.
   Balanced Fund/VA--Service                                            Sub-advised by OppenheimerFunds, Inc.
   Shares

Oppenheimer Global Strategic              Seeks total return.           OFI Global Asset Management Inc.
   Income Fund/VA--Service                                              Sub-advised by OppenheimerFunds, Inc.
   Shares

Oppenheimer Main Street                   Seeks capital appreciation.   OFI Global Asset Management Inc.
   Fund(R)/VA--Service Shares                                           Sub-advised by OppenheimerFunds, Inc.


PIONEER VARIABLE CONTRACTS TRUST
Pioneer Emerging Markets VCT              Seeks long-term growth of     Pioneer Investment Management, Inc.
   Portfolio--Class II                    capital.

Pioneer Real Estate Shares VCT            Seek long-term growth of      Pioneer Investment Management, Inc.
   Portfolio--Class II                    capital. Current income is    Sub-advised by AEW Capital
                                          a secondary objective.        Management, L.P.


T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock         Seeks long-term growth of     T. Rowe Price Associates, Inc.
   Portfolio--Initial Class               capital through investments   Sub-advised by T. Rowe International Ltd
                                          primarily in the common
                                          stocks of established, non-
                                          U.S. companies.




------------------------------
(1) Name change effective April 15, 2016. Formerly known as Goldman Sachs Money Market Fund. The Board of Directors of Goldman Sachs Variable Insurance Trust has approved changes to the Portfolio's investment objective and principal investment strategies that will allow the Portfolio to operate as a "government money market fund". Effective April 29, 2016, the Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


                                    * * *


PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE. If, pursuant to SEC rules, the Goldman Sachs Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Goldman Sachs Government Money Market Sub-Account until the Fund is liquidated.


CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.



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

                           PERFORMANCE INFORMATION

The Contract was first offered to the public by Commonwealth Annuity and Life Insurance Company in 1996. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. Performance tables are included in the SAI.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.


The yield of the Sub-Account investing in the Goldman Sachs Government Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



The yield of a Sub-Account investing in a Fund other than the Goldman Sachs Government Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.


PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED AS WELL AS CONTRACT LEVEL CHARGES (IF ANY) AND WITHDRAWAL CHARGES (FOR MORE INFORMATION, SEE THE SAI). PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.



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
At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.




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

                         DESCRIPTION OF THE CONTRACT

As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs. References to issue requirements and initial payments are included as information regarding general Company procedures. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Owners.


DISRUPTIVE TRADING

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners.

In order to protect our Contract Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

      - the number of transfers made over a period of time;

      - the length of time between transfers;

      - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;

      - the dollar amount(s) requested for transfers; and

      - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and

      - the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-account to Sub-account. The Disruptive Trading Procedures limit the number of transfers a Contract Owner may make during a given period, limit the number of times a Contract Owner may transfer into particular funds during a given period, and place restrictions as to the time and means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Contract, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer


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
request from the Company, the Company may not be able to effect certain allocations or transfers that a Contract Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.


PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Service Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of annuity Contracts. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments may be made to the Contract at any time prior to the Annuity Date or prior to payment of a death benefit, subject to certain minimums:

     - Currently, the initial payment must be at least $5000 ($2,000 for IRAs). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

     -  Each subsequent payment must be at least $50.


     - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Goldman Sachs Government Money Market Fund.




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

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are met. To the extent permitted by law, however, if the Contract is issued as an IRA or is issued in certain states, any portion of the initial net payment and additional net payments received during the Contract's first 15 days measured from the issue date, allocated to any Sub-Account and/or any Guarantee Period Account, will be held in the Sub-Account investing in the Goldman Sachs Government Money Market Fund until the end of the 15-day period. Thereafter, these amounts will be allocated as requested.



Generally, unless otherwise requested, all subsequent payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Subsequent payments will be credited as of the Valuation Date received at the Service Office on the basis of accumulation unit value next determined after receipt. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Sub-Account investing in the Goldman Sachs Government Money Market Fund.



RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Service Office at Service Office, se(2), Inc., an affiliate of Security Benefit Life Insurance Company, located at One Security Benefit Place, Topeka, KS 66675, Telephone 1-800-533-7881, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days, the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (1) gross payments, or (2) gross payments allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of any amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Underlying Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.


RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.


TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that it will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.


TRANSFER PRIVILEGE


At any time prior to the Annuity Date and subject to the Disruptive Trading limitations described above under DESCRIPTION OF THE CONTRACT, an Owner may transfer amounts among investment options upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made to or among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts (in addition to the Sub-Account investing in the Goldman Sachs Government Money Market Account) are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.



Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Sub-Account investing in the Goldman Sachs Government Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.


If the Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account when it is being used as the source account from which to process automatic transfers. For more information see ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM in the SAI.


AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS.


AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION.    The Owner may elect
automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Goldman Sachs Government Money Market Fund or the Sub-Account investing in the Goldman Sachs Government Income Fund (the "source accounts") to one or more available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Underlying Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts.



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
Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.

AUTOMATIC ACCOUNT REBALANCING OPTION.    The Owner may request automatic
rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

LIMITATIONS.    The Company reserves the right to limit the number of
Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.


SURRENDER

At any time prior to the Annuity Date, the Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881.

The Owner must return the Contract and a signed, written request for surrender on a Company surrender form to the Service Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Service Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last nine full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.



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
For important tax consequences, generally which may result from surrender, see FEDERAL TAX CONSIDERATIONS.


WITHDRAWALS

At any time prior to the Annuity Date, the Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The request for withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881. You may also obtain a Company withdrawal form at our Company web site, https://cwannuity.se2.com.

The Owner must submit to the Service Office a signed, written request for withdrawal on a Company withdrawal form. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. Each withdrawal must be in a minimum amount of $100.

The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Service Office.

Withdrawals will be paid in accordance with the time limitations described under "SURRENDER" above.

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS.    The Owner may elect an automatic schedule of
withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges.

If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may specify in writing a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Service Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Service Office.

LIFE EXPECTANCY DISTRIBUTIONS.    Each calendar year prior to the Annuity Date,
an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Service Office.



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
The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 17 years, but a person who attains age 87 has a life expectancy of another 6.7 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code
Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.


DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE.    At the death of the
Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(a) the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at the effective annual yield of 5% starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or

(c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

For each withdrawal under (a) or (b) above, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:

(a) the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork (increased by any positive Market Value Adjustment); or

(b)  gross payments compounded daily at the effective annual yield of 5%



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
The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b)   gross payments compounded daily at the effective annual yield of 5%; or

(c)   the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX C--THE DEATH BENEFIT for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE.
If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE.    The death benefit
generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Service Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:

(1) defer distribution of the death benefit for a period no more than five years from the date of death; or

(2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph
(2) above.


If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Goldman Sachs Government Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the Goldman Sachs Government Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.


With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE.    If the Annuitant's
death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.


THE SPOUSE OF THE OWNER AS BENEFICIARY


The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Goldman Sachs Government Money Market Fund;
(2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Sub-Account investing in the Goldman Sachs Government Money Market Fund. The resulting value never will be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least



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
nine years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.

FEDERAL DEFENSE OF MARRIAGE ACT.    The right of a spouse to continue the
Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The U.S. Supreme Court has held Section 3 of the Federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, as some uncertainty remains regarding the treatment of same-sex spouses, you should consult a tax advisor for more information on this subject.


OPTIONAL ENHANCED EARNINGS RIDER (EER)

The Enhanced Earnings Rider (EER) may have been elected at issue in most jurisdictions as long as the Annuitant had not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.


CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.    The Annuitant's death must occur prior to the Annuity Date.

2. The difference between (a) and (b) must be greater than zero, where: (a) is the Accumulated Value, and is gross payments not previously withdrawn. IF (A) MINUS (B) IS ZERO OR LESS, NO BENEFIT WILL BE PAYABLE.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Service Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.


AMOUNT OF EER BENEFIT

ANNUITANT'S AGE AT ISSUE--0 TO 70--If a benefit is payable under the EER and the Contract was issued prior to the Annuitant's 71st birthday, the benefit will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.




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
ANNUITANT'S AGE AT ISSUE--71 TO 75--If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn. The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.


EXAMPLES

EXAMPLE 1.    Assume that the Annuitant is 67 years old at the time the
Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x 100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x (150,000 - 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% x 100,000) and $25,000 (50% x (150,000 - 100,000)).

EXAMPLE 2.    Assume that the Annuitant is 67 years old at the time the
Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (50% x ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% x $100,000) and $75,000 (50% x ($250,000 - $100,000)).

EXAMPLE 3.    Assume that the Annuitant is 67 years old at the time the
Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or



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
(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% x 100,000) and $17,500 (50% x ($135,000 - $100,000)).

EXAMPLE 4.    Assume that the Annuitant is 67 years old at the time the
Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $85,000) = $42,500; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% x $85,000) and $0 (50% x ($85,000 - $85,000)).


TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying Contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.    the Annuity Date;

2.    the date the Contract is surrendered;

3.    the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the Contract.


If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit, if any, will be applied to the Contract through an allocation to the Sub-Account investing in the Goldman Sachs Government Money Market Fund and the Rider will terminate.



ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, provide that it may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Service Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

For important tax liability which may result from assignments, see FEDERAL TAX CONSIDERATIONS.




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

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under, or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90.

The Owner may elect to change the Annuity Date by sending a request to the Service Office at least one month before the Annuity date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the payee with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the payee may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the Sub-Accounts selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option selected does not produce an initial payment which meets this minimum, a single payment may be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or non-commutable "period certain" option may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY OPTIONS" below.

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.


DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS


The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Goldman Sachs Equity



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

Index Fund, the Goldman Sachs U.S. Equity Insights Fund and the Goldman Sachs Government Money Market Fund.


The Company also provides these same options funded through the Fixed Account (fixed annuity payout). Regardless of how payments were allocated during the accumulation period, any of the variable payout options or the fixed payout options may be selected, or any of the variable payout options may be selected in combination with any of the fixed annuity payout options. The Company may offer other annuity options. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS.    This variable
annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT
ONLY.    This variable annuity is payable during the payee's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the Annuitant, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY.    This is an annuity payable periodically
during the lifetime of the Annuitant with the guarantee that if (1) exceeds
(2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in
(1).

     Where:    (1)   is the dollar amount of the Accumulated Value at
                     annuitization divided by the dollar amount of the first payment, and

               (2) is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY.    This variable annuity is payable
jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY.    This variable annuity
is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF
YEARS).    This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be made. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.



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

ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT.    The amount of
the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

      - For LIFE ANNUITY OPTIONS AND NONCOMMUTABLE FIXED PERIOD CERTAIN OPTIONS OF TEN YEARS OR MORE, the dollar amount is determined by multiplying
        (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

      - For ALL COMMUTABLE FIXED PERIOD CERTAIN OPTIONS, ANY NONCOMMUTABLE FIXED PERIOD CERTAIN OPTION OF LESS THAN TEN YEARS AND ALL VARIABLE PERIOD CERTAIN OPTIONS, the dollar amount is determined by multiplying
        (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

      - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT.    On and after the Annuity Date, the Annuity Unit is a
measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS.    The dollar amount of the first
variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS.    The dollar
amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.



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
For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.


NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.


COMPUTATION OF VALUES

THE ACCUMULATION UNIT.    Each net payment is allocated to the investment
options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Service Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR.    The Net Investment Factor is an index that measures
the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

(1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

(2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

(4) is an administrative charge equal to 0.20% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor. For an illustration of an Accumulation Unit calculation using a hypothetical example, see the SAI.



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

                           CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.


VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE.    The Company assesses a charge against the
assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE.    The Company assesses each Sub-Account with a
daily charge equal to an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES.    Because the Sub-Accounts purchase shares of the Underlying
Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAI's of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.

CONTRACT FEE

A $30 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the date of issue, either the Owner or the Annuitant is within the class of "eligible persons" as defined in "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" below.


OPTIONAL RIDER CHARGES

Subject to state availability, the Company offers an optional Enhanced Earnings Rider that the Owner may elect at issue if the Annuitant has not yet attained age 76. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of 0.25%. For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of the following:

     1.Optional Minimum Guaranteed Annuity Payout Rider (M-GAP) with a
       ten-year waiting period:                                                          0.25%

     2.Optional Minimum Guaranteed Annuity Payout Rider (M-GAP) with a
       fifteen-year waiting period:                                                      0.15%

For more information about the M-GAP Rider, see "APPENDIX E--DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER".


PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law. If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contracts Accumulated Value at the time such determination is made.


SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, is deducted from the Accumulated Value in the case of surrender and/or a withdrawal or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories:

(1) New Payments--payments received by the Company during the nine years preceding the date of the surrender;

(2) Old Payments--accumulated payments invested in the Contract for more than nine years; and

(3) the amount available under the Withdrawal Without Surrender Charge provision.

See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any, then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGES FOR SURRENDER AND WITHDRAWAL.    If the Contract is surrendered, or if
New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:


                                                                  CHARGE AS PERCENTAGE OF
         COMPLETE YEARS FROM DATE OF PAYMENT                      NEW PAYMENTS WITHDRAWN
         ------------------------------------------------------  ------------------------
         Less than 2...........................................             8%
         Less than 3...........................................             7%
         Less than 4...........................................             6%
         Less than 5...........................................             5%
         Less than 6...........................................             4%
         Less than 7...........................................             3%
         Less than 8...........................................             2%
         Less than 9...........................................             1%
         Thereafter............................................             0%


The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 8.0% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.


WAIVER OF SURRENDER CHARGE(S) AND ADDITIONAL AMOUNTS CREDITED

PHYSICAL DISABILITY OR ADMISSION TO MEDICAL CARE FACILITY.    Where permitted
by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense.

In addition, except in New Jersey (where not permitted by state law), the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is:

(1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days; or

(2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care, which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

WHERE SURRENDER CHARGES HAVE BEEN WAIVED UNDER ANY OF THE SITUATIONS DISCUSSED ABOVE, NO ADDITIONAL PAYMENTS UNDER THE CONTRACT WILL BE ACCEPTED UNLESS REQUIRED BY STATE LAW.

OTHER REDUCTIONS OR ELIMINATIONS OF SURRENDER CHARGES.    From time to time the
Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

(1) the size and type of group or class, and the persistency expected from that group or class;

(2) the total amount of payments to be received, and the manner in which payments are remitted;

(3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

(4)   other transactions where sales expenses are likely to be reduced; or

(5) the level of commissions paid to registered representatives, selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on contracts, where either the Owner or the Annuitant on the date of issue is within the following classes of individuals ("eligible persons"):

(1)   any employee and director of the Company;

(2)   any retiree who elected to retire on his/her retirement date;

(3) the immediate family members of those persons identified in (1) and (2) above residing in the same household; and

(4) any beneficiary who receives a death benefit under a deceased employees or retiree's progress sharing plan.

For purposes of the above class of individuals, "the Company" includes affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date as defined in the Company's pension plan or any successor plan, and "progress sharing" means the First Allmerica Financial Life Insurance Company Employee's Matched Savings Plan or any successor plan.

Finally, if permitted under state law, surrender charges will be waived under a
Section 403(b) Contract where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's Section 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract.

WITHDRAWAL WITHOUT SURRENDER CHARGE.    In each calendar year, the Company will
waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

Where (1) is:     100% of Cumulative Earnings (calculated as the Accumulated
                  Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

Where (2) is:     10% of the Accumulated Value as of the Valuation Date the
                  Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

Where (3) is:     The amount calculated under the Company's life expectancy
                  distribution option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $1,530 which is equal to the greatest of:

(1)   Cumulative Earnings ($1,000);

(2)   10% of Accumulated Value ($1,500); or

(3)   LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a last-in first-out ("LIFO") basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS.    In the case of a complete surrender, the amount received by the
Owner is equal to the Surrender Value net of any applicable tax withholding. Subject to the same rules applicable to withdrawals,


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
the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Service Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN.    If the Owner chooses any
commutable period certain option or a noncommutable fixed period certain option for less than ten years, a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any noncommutable fixed period certain option for ten years or more. A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.


TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

                          GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 (the "1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS.    In most jurisdictions, Guarantee Periods ranging from
two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.


Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account, on any date other than on the day following the expiration of that Guarantee Period, will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Sub-Account investing in the Goldman Sachs Government Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.



At least 45 days (but not more than 75 days) prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Service Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Goldman Sachs Government Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.


MARKET VALUE ADJUSTMENT.    No Market Value Adjustment will be applied to
transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment will apply to amounts deducted for Contract fees or rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                          [(1+i)/(1+j)]^(n/365) - 1

     where:   i    is the Guaranteed Interest Rate expressed as a decimal for
                   (example: 3% = 0.03) being credited to the current Guarantee
                   Period;

              j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

              n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, if the then current market rates are lower than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will INCREASE after the Market Value Adjustment is applied. If the then current market rates are higher than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will DECREASE after the Market Value Adjustment is applied.

The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. In this situation, the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B--SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL.    Under this
feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, LESS ANY CONTRACT FEES OR CHARGES THAT ARE APPLICABLE TO THE GUARANTEE PERIOD ACCOUNTS. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT.

WITHDRAWALS.    Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

                         FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.


C. TAXATION OF ANNUITIES IN GENERAL

1. TAX DEFERRAL DURING ACCUMULATION PERIOD

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

      - the Contract must be owned by an individual;

      - Separate Account investments must be "adequately diversified";

      - we, rather than you, must be considered the Owner of Separate Account assets for federal tax purposes; and

      - annuity payments must appropriately amortize Purchase Payments and Contract earnings.

NON-NATURAL OWNER.    As a general rule, deferred annuity contracts held by
"non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural Owner. There are exceptions to this general rule for non-natural Owners. Contracts are generally treated as held by a natural person if the nominal Owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal Owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

      - certain Contracts acquired by a decedent's estate due to the death of the decedent;

      - certain Qualified Contracts;

      - certain Contracts used with structured settlement agreements; and

      - certain Contracts purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.



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DIVERSIFICATION REQUIREMENTS.    For a Contract to be treated as an annuity for
federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between the contract value and the Purchase Payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

OWNERSHIP TREATMENT.    In some circumstances, owners of variable contracts who
retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should generally not be treated as the owner of any assets in the Separate Account, see, however, the discussion below on Publicly Available Funds. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS.    In order to be treated as an annuity contract for
federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.


DEFINITION OF SPOUSE UNDER FEDERAL LAW.    The right of a spouse to continue
the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.



TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT.    A transfer or assignment
of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.




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DELAYED ANNUITY DATES.    If the Annuity Date occurs (or is scheduled to occur)
when the Annuitant has reached an advanced age, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the Owner of Separate Account assets.


2. TAXATION OF PARTIAL AND FULL WITHDRAWALS

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Other rules may apply to Qualified Contracts.


3. TAXATION OF ANNUITY PAYMENTS

Normally, the portion of each annuity payment taxable as ordinary income equals the payment minus the exclusion amount. The exclusion amount for annuity payments is the payment times the ratio of the investment in the contract allocated to the Annuity Option and adjusted for any period certain or refund feature, to the expected value of the annuity payments.

Once the total amount of the investment in the contract has been recovered, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.


4. TAXATION OF DEATH BENEFIT

Amounts may be distributed upon your or the Annuitant's death. A death benefit is includible in income and:

      - if distributed in a lump sum is taxed like a full withdrawal, or

      - if distributed under an Annuity Option is taxed like annuity payments.


5. PENALTY TAX ON PREMATURE DISTRIBUTIONS

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

      - received on or after you reach age 59 1/2,

      - received due to your disability,

      - made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death,



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      - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law),

      - made under a Contract purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually,

      - made with annuities used with certain structured settlement agreements.

Other exceptions may apply.


6. AGGREGATION OF CONTRACTS

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more Non-Qualified deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.


7. EXCHANGE OF ANNUITY CONTRACTS

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See "Aggregation of Contracts") You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.


8. PARTIAL ANNUITIZATION

Under a tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.


D. QUALIFIED PLANS

Currently, the Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code. Contracts offered for use in connection with retirement plans that receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans") are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. PERSONS INTENDING TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD CONSULT A TAX ADVISER.



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Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. The required beginning date for 401, 403 and 457 plans is the April 1 of the calendar year following the later of the year in which the Owner attains age 70 1/2 or retires. There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

      - received after you reach age 59 1/2,

      - received after your death or because of your disability, or

      - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases, higher education expenses or qualified military reservist distributions. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may also be available.

Qualified Contracts are amended to conform to tax qualification requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.


1. QUALIFIED PLAN TYPES

INDIVIDUAL RETIREMENT ANNUITIES.    The Code permits eligible individuals to
contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").



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Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. Beginning in 2015, an individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual's IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs.

SIMPLIFIED EMPLOYEE PENSIONS (SEP IRAS).    The Code allows employers to
establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAS.    The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

ROTH IRAS.    The Code permits contributions to an IRA known as a "Roth IRA."
Roth IRAs differ from other IRAs in certain respects, including:

      - Roth IRA contributions are never deductible,

      - "qualified distributions" from a Roth IRA are excludable from income,

      - mandatory distribution rules do not apply before death,

      - a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code,

      - special eligibility requirements apply, and

      - contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion.

Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING
PLANS.    The Code permits corporate employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh" permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. Employers intending to use the Contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES.    Code Section 403(b) permits public school employees
and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of Purchase Payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you


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
purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of Purchase Payments and other tax consequences associated with the Contracts.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

      - earnings on those contributions; and

      - earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers, or surrenders you request from a 403(b) Contract comply with applicable tax requirements and decline that are not.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT
ORGANIZATIONS.    The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.


2. DIRECT ROLLOVERS

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

      - minimum distributions required under Section 401(a)(9) of the Code;

      - certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments;" and

      - hardship distributions.

Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you (or your beneficiary) elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided


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
explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.


F. OTHER TAX ISSUES

1. FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a "generation skipping transfer tax" ("GST") when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


For 2016, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,450,000 and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.



2. MEDICARE TAX


Distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.



3. ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.


4. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective


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
purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


5. FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.


6. POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.




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

                           STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and other statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.


                      LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. You must use a Company form to request a loan. You may obtain Company forms by calling 1-800-533-7881. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.


Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated instead to the Sub-Account investing in the Goldman Sachs Government Money Market Fund.


While a loan is outstanding, you may continue to make purchase payments to the Contract through your 403(b) or qualified plan.




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

              ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to close Sub-Accounts to new investments or transfers, and to make substitutions for the shares of the funds that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Funds no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new underlying fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to separate accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresee any such disadvantages to either variable life owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or Sub-Accounts having assets of the same class;

(2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law;

(3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act;

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account;

(5)  to change the methodology for determining the net investment factor;

(6)  to change the names of the Variable Account or of the Sub-Accounts; and

(7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                  CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.


                                VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.


                                DISTRIBUTION


Effective December 31, 2015, Global Atlantic Distributors LLC, formerly Forethought Distributors LLC ("Global" or "Principal Underwriter"), a Delaware company located at 82 Hopmeadow Street, Suite 200, Simsbury, CT 06089, became principal underwriter for the Policies. Global is a wholly-owned subsidiary of Global Atlantic (Fin) Company.


The Company paid commissions not to exceed 6.0% of payments to registered representatives who sold the contracts. Certain registered representatives may receive commissions not to exceed 6.0% on subsequent payments. Alternative commission schedules may be in effect that paid lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Accumulated Value. Certain managers were paid overriding commissions ranging up to no more than 2% of payments.


The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Contract will be retained by the Company except for amounts it may pay to Global for services it performs and expenses it may incur as principal underwriter and general distributor.

                                LEGAL MATTERS

There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

      - the Separate Account; or

      - the ability of the principal underwriter to perform its contract with the Separate Account; or

      - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.


                             FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                 APPENDIX A

                  MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Contract Value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least nine full Contract years.

TRANSFERS TO OR FROM THE FIXED ACCOUNT.    Transfers to or from the Fixed
Account are subject to the Company's then-current rules on Disruptive Trading, as may be amended from time to time. In addition, the Company reserves the right to impose reasonable rules on transfers, including but not limited to the frequency, timing, and amount of transfers to or from the Fixed Account. The Company reserves the right to amend its Disruptive Trading and/or other transfer rules in its sole discretion. Certain states may also impose restrictions on payments and transfers to the Fixed Account.

                                 APPENDIX B

              SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT


PART 1: SURRENDER CHARGES

FULL SURRENDER--Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.


                                                               WITHDRAWAL
                                              HYPOTHETICAL       WITHOUT       SURRENDER
                                               ACCUMULATED      SURRENDER       CHARGE     SURRENDER
CONTRACT YEAR                                     VALUE       CHARGE AMOUNT   PERCENTAGE    CHARGE
-------------------------------------------   ------------   --------------   ----------   ---------
1..........................................   $ 54,000.00      $ 5,400.00        8%        $3,888.00
2..........................................     58,320.00        8,320.00        8%        4,000.00
3..........................................     62,985.60       12,985.60        7%        3,500.00
4..........................................     68,024.45       18,024.45        6%        3,000.00
5..........................................     73,466.40       23,466.40        5%        2,500.00
6..........................................     79,343.72       29,343.72        4%        2,000.00
7..........................................     85,691.21       35,691.21        3%        1,500.00
8..........................................     92,546.51       42,546.51        2%        1,000.00
9..........................................     99,950.23       49,950.23        1%          500.00
10.........................................    107,946.25       57,946.25        0%            0.00

WITHDRAWALS--Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Value.


                                                                WITHDRAWAL
                                 HYPOTHETICAL                     WITHOUT       SURRENDER
                                  ACCUMULATED                    SURRENDER       CHARGE     SURRENDER
CONTRACT YEAR                        VALUE      WITHDRAWALS    CHARGE AMOUNT   PERCENTAGE    CHARGE
-------------------------------  ------------  ------------   --------------   ----------  ----------
1..............................   $54,000.00    $     0.00      $ 5,400.00        8%        $   0.00
2..............................    58,320.00          0.00        8,320.00        8%            0.00
3..............................    62,985.60          0.00       12,985.60        7%            0.00
4..............................    68,024.45     30,000.00       18,024.45        6%          718.53
5..............................    41,066.40     10,000.00        4,106.68        5%          294.67
6..............................    33,551.72      5,000.00        3,355.17        4%           65.79
7..............................    30,835.85     10,000.00        3,083.59        3%          207.49
8..............................    22,502.72     15,000.00        2,250.27        2%          254.99
9..............................     8,102.94          0.00          810.29        1%            0.00
10.............................     8,751.17          0.00        1,248.45        0%            0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)](n/365) - 1

For purposes of the examples below:

     i = the guaranteed interest rate being credited to the guarantee period.

     j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

     n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

     1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

     2. The date of surrender is seven years (2,555 days) from the expiration date.

     3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

     4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

     5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.


NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11


      The market value factor                    =    [(1+i)/(1+j)](n/365) - 1

                                                 =    [(1+.08)/(1+.11)](2555/365) - 1

                                                 =    (.97297)(7) - 1

                                                 =    - .17452

      The Market Value Adjustment                =    Maximum of the market value factor multiplied by the
                                                      withdrawal or the negative of the excess interest earned over 3%

                                                 =    Maximum ( - .17452  x  $62,985.60 or -$8,349.25)

                                                 =    Maximum ( - $10,992.38 or -$8,349.25)

                                                 =    $8,349.25


--------------------------------
* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10


      The market value factor                    =    [(1+i)/(1+j)](n/365) - 1

                                                 =    [(1+.08)/(1+.10)](2555/365) - 1

                                                 =    (.98182)(7) - 1

                                                 =    - .12054

      The Market Value Adjustment                =    the market value factor multiplied by the withdrawal

                                                 =    .12054  x  $62,985.60

                                                 =    - $7,592.11


--------------------------------
** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.


POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05


      The market value factor                    =    [(1+i)/(1+j)](n/365) - 1

                                                 =    [(1+.08)/(1+.05)](2555/365) - 1

                                                 =    (1.02857)(7) - 1

                                                 =    .21798

      The Market Value Adjustment                =    Minimum of the market value factor multiplied by the
                                                      withdrawal or the excess interest earned over 3%

                                                 =    Minimum of (.21798  x  $62,985.60 or $8,349.25)

                                                 =    Minimum of ($13,729.78 or $8,349.25)

                                                 =    $8,349.25


--------------------------------
* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07


      The market value factor                    =    [(1+i)/(1+j)](n/365) - 1

                                                 =    [(1+.08)/(1+.07)](2555/365) - 1

                                                 =    (1.00935)(7) - 1

                                                 =    .06728

      The Market Value Adjustment                =    the market value factor multiplied by the withdrawal

                                                 =    .06728  x  $62,985.60

                                                 =    $4,237.90


--------------------------------
** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                 APPENDIX C

                              THE DEATH BENEFIT


PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.


                                      WITHDRAWAL
                      HYPOTHETICAL      MARKET                                            HYPOTHETICAL
                       ACCUMULATED       VALUE        DEATH        DEATH        DEATH         DEATH
CONTRACT YEAR             VALUE       ADJUSTMENT   BENEFIT (a)  BENEFIT (b)  BENEFIT (c)     BENEFIT
--------------------  -------------  ------------  -----------  -----------  -----------  -------------
1...................   $53,000.00      $  0.00     $53,000.00   $52,500.00   $50,000.00    $53,000.00
2...................    53,530.00       500.00      54,030.00    55,125.00    53,000.00     55,125.00
3...................    58,883.00         0.00      58,883.00    57,881.25    55,125.00     58,883.00
4...................    52,994.70       500.00      53,494.70    60,775.31    58,883.00     60,775.31
5...................    58,294.17         0.00      58,294.17    63,814.08    60,775.31     63,814.08
6...................    64,123.59       500.00      64,623.59    67,004.78    63,814.08     67,004.78
7...................    70,535.95         0.00      70,535.95    70,355.02    67,004.78     70,535.95
8...................    77,589.54       500.00      78,089.54    73,872.77    70,535.95     78,089.54
9...................    85,348.49         0.00      85,348.49    77,566.41    78,089.54     85,348.49
10..................    93,883.34         0.00      93,883.34    81,444.73    85,348.49     93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.


                                                HYPOTHETICAL                   WITHDRAWAL
                                                 ACCUMULATED                  MARKET VALUE      DEATH
YEAR                                                VALUE       WITHDRAWALS    ADJUSTMENT    BENEFIT (a)
----------------------------------------------  -------------  ------------   -------------  -----------
1.............................................   $53,000.00     $     0.00      $   0.00     $53,000.00
2.............................................    53,530.00           0.00        500.00      54,030.00
3.............................................     3,883.00      50,000.00          0.00       3,883.00
4.............................................     3,494.70           0.00        500.00       3,994.70
5.............................................     3,844.17           0.00          0.00       3,844.17
6.............................................     4,228.59           0.00        500.00       4,728.59
7.............................................     4,651.45           0.00          0.00       4,651.45
8.............................................     5,116.59           0.00        500.00       5,616.59
9.............................................     5,628.25           0.00          0.00       5,628.25
10............................................       691.07       5,000.00          0.00         691.07

                                                                  DEATH        DEATH     HYPOTHETICAL
YEAR                                                           BENEFIT (b)  BENEFIT (c)  DEATH BENEFIT
-------------------------------------------------------------  -----------  -----------  -------------
1............................................................  $52,500.00   $50,000.00    $53,000.00
2............................................................   55,125.00    53,000.00     55,125.00
3............................................................    4,171.13     3,972.50      4,171.13
4............................................................    4,379.68     4,171.13      4,379.68
5............................................................    4,598.67     4,379.68      4,598.67
6............................................................    4,828.60     4,598.67      4,828.60
7............................................................    5,070.03     4,828.60      5,070.03
8............................................................    5,323.53     5,070.03      5,616.59
9............................................................    5,589.71     5,616.59      5,628.25
10...........................................................      712.70       683.44        712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                                                          HYPOTHETICAL   HYPOTHETICAL
                                                           ACCUMULATED   MARKET VALUE    HYPOTHETICAL
YEAR                                                          VALUE       ADJUSTMENT     DEATH BENEFIT
--------------------------------------------------------  ------------   -------------   -------------
1.......................................................   $53,000.00       $  0.00       $53,000.00
2.......................................................    53,530.00        500.00        54,030.00
3.......................................................    58,883.00          0.00        58,883.00
4.......................................................    52,994.70        500.00        53,494.70
5.......................................................    58,294.17          0.00        58,294.17
6.......................................................    64,123.59        500.00        64,623.59
7.......................................................    70,535.95          0.00        70,535.95
8.......................................................    77,589.54        500.00        78,089.54
9.......................................................    85,348.49          0.00        85,348.49
10......................................................    93,883.34          0.00        93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                 APPENDIX D

                       CONDENSED FINANCIAL INFORMATION
               COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT VA-K


THE FOLLOWING TABLES PROVIDE CONDENSED FINANCIAL INFORMATION FOR THE SUB-ACCOUNTS OF THE COMPANY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2015.



                                                                               YEAR ENDED DECEMBER 31ST
                                                  ----------------------------------------------------------------------------------
SUB-ACCOUNT                                        2015     2014    2013    2012     2011    2010     2009    2008    2007     2006
------------------------------------------------  ------  -------  ------  ------   ------  ------  -------  ------  ------  -------

GOLDMAN SACHS CORE FIXED INCOME FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period...........................   2.675    2.570   2.644   2.514    2.385   2.258    1.998   2.217   2.107    2.051
  End of Period.................................   2.643    2.675   2.570   2.644    2.514   2.385    2.258   1.998   2.217    2.107
Number of Units Outstanding at End of Period (in
thousands)......................................   9,077   10,603  12,036  13,486   15,765  18,836   21,410  25,230  35,535   43,089
GOLDMAN SACHS EQUITY INDEX FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period...........................   5.542    4.967   3.823   3.358    3.348   2.956    2.376   3.842   3.702    3.253
  End of Period.................................   5.513    5.542   4.967   3.823    3.358   3.348    2.956   2.376   3.842    3.702
Number of Units Outstanding at End of Period (in
thousands)......................................  12,002   13,567  15,338  16,918   19,613  22,191   25,377  29,956  37,356   48,997
GOLDMAN SACHS GLOBAL TRENDS ALLOCATION FUND (SERVICE SHARES)
(NAME CHANGED FROM THE GOLDMAN SACHS GLOBAL MARKETS NAVIGATOR FUND
   (SERVICE SHARES) ON APRIL 30, 2015)
Unit Value:
  Beginning of Period...........................   1.201    1.172   1.047     N/A      N/A     N/A      N/A     N/A     N/A      N/A
  End of Period.................................   1.114    1.201   1.172   1.047      N/A     N/A      N/A     N/A     N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)......................................     234       62       8      10      N/A     N/A      N/A     N/A     N/A      N/A
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period...........................   6.974    6.370   4.889   4.154    4.389   3.731    2.387   4.093   3.479    3.339
  End of Period.................................   6.515    6.974   6.370   4.889    4.154   4.389    3.731   2.387   4.093    3.479
Number of Units Outstanding at End of Period (in
thousands)......................................   4,355    4,926   5,710   6,560    7,385   8,745   10,148  12,410  15,605   21,026
GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS GOVERNMENT INCOME FUND
   (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period...........................   2.248    2.284   2.308   2.278    2.174   2.097    1.999   1.966   1.859    1.813
  End of Period.................................   2.207    2.248   2.284   2.308    2.278   2.174    2.097   1.999   1.966    1.859
Number of Units Outstanding at End of Period (in
thousands)......................................   5,070    5,759   6,797   7,815    9,208  12,089   13,502  17,980  21,540   25,119



                                                                              YEAR ENDED DECEMBER 31ST
                                                ------------------------------------------------------------------------------------
SUB-ACCOUNT                                      2015     2014    2013     2012     2011    2010     2009     2008    2007     2006
----------------------------------------------  ------  -------  -------  ------  -------  -------  ------  -------  -------  ------

GOLDMAN SACHS MID CAP VALUE FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.........................   6.777    6.070    4.646   3.989    4.334    3.527   2.695    4.356    4.284   3.767
  End of Period...............................   6.042    6.777    6.070   4.646    3.989    4.334   3.527    2.695    4.356   4.284
Number of Units Outstanding at End of Period
(in thousands)................................   5,403    6,063    6,912   7,939    9,291   10,849  13,005   15,595   20,393  26,246
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS MONEY MARKET FUND
   (SERVICE SHARES) ON APRIL 15, 2016)
Unit Value:
  Beginning of Period.........................   1.395    1.415    1.436   1.457    1.478    1.500   1.520    1.508    1.458   1.413
  End of Period...............................   1.374    1.395    1.415   1.436    1.457    1.478   1.500    1.520    1.508   1.458
Number of Units Outstanding at End of Period
(in thousands)................................  13,900   13,394   15,235  16,132   18,260   21,625  22,501   31,904   33,323  38,290
GOLDMAN SACHS STRATEGIC GROWTH FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS CAPITAL GROWTH FUND
   (SERVICE SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.........................   3.540    3.168    2.435   2.066    2.158    1.982   1.363    2.383    2.198   2.044
  End of Period...............................   3.598    3.540    3.168   2.435    2.066    2.158   1.982    1.363    2.383   2.198
Number of Units Outstanding at End of Period
(in thousands)................................  14,105   15,856   17,975  20,317   23,167   26,381  30,601   36,291   44,312  56,681
GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.........................   1.853    2.037    1.671   1.402    1.677    1.546   1.222    2.300    2.164   1.807
  End of Period...............................   1.840    1.853    2.037   1.671    1.402    1.677   1.546    1.222    2.300   2.164
Number of Units Outstanding at End of Period
(in thousands)................................  10,584   11,655   12,688  14,436   16,723   18,878  21,903   26,553   33,576  43,581
GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
   (SERVICE SHARES) ON APRIL 30, 2014)
Unit Value:
  Beginning of Period.........................   4.337    3.788    2.801   2.490    2.432    2.192   1.840    2.969    3.066   2.761
  End of Period...............................   4.257    4.337    3.788   2.801    2.490    2.432   2.192    1.840    2.969   3.066
Number of Units Outstanding at End of Period
(in thousands)................................  10,039   11,198   13,020  14,660   16,435   19,032  21,814   25,317   31,767  40,398
AIM V.I. AGGRESSIVE GROWTH FUND (SERIES I SHARES)
(MERGED INTO THE AIM V.I. CAPITAL APPRECIATION FUND (SERIES I SHARES)
   ON MAY 1, 2006; NAME CHANGE TO THE INVESCO V.I. CAPITAL APPRECIATION
   FUND (SERIES I SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A   0.724
  End of Period...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)................................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A



                                                                              YEAR ENDED DECEMBER 31ST
                                                ------------------------------------------------------------------------------------
SUB-ACCOUNT                                      2015     2014     2013    2012     2011     2010    2009     2008    2007     2006
----------------------------------------------  -------  ------   ------  -------  ------  -------  ------   ------  -------  ------

AIM V.I. BLUE CHIP FUND (SERIES I SHARES)
(MERGED INTO THE AIM V.I. LARGE CAP GROWTH FUND (SERIES I SHARES)
   ON JUNE 12, 2006; NAME CHANGED TO THE INVESCO V.I. LARGE CAP GROWTH
   FUND (SERIES I SHARES) ON APRIL 30, 2010; NAME CHANGED TO THE
   INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND (SERIES I SHARES)
   ON APRIL 29, 2011)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A   0.811
  End of Period...............................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A
AIM V.I. CORE STOCK FUND (SERIES I SHARES)
(MERGED INTO THE AIM V.I. CORE EQUITY FUND (SERIES I SHARES)
   ON MAY 1, 2006; NAME CHANGE TO THE INVESCO V.I. CORE EQUITY FUND
   (SERIES I SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A   0.700
  End of Period...............................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A
AIM V.I. PREMIER EQUITY FUND (SERIES I SHARES)
(MERGED INTO THE AIM V.I. CORE EQUITY FUND (SERIES I SHARES)
   ON MAY 1, 2006; NAME CHANGED TO THE INVESCO V.I. CORE EQUITY FUND
   (SERIES I SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A   0.700
  End of Period...............................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A
AIT CORE EQUITY FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS CORE(SM) U.S. EQUITY FUND
   ON JANUARY 9, 2006; NAME CHANGED TO THE GOLDMAN SACHS STRUCTURED
   U.S. EQUITY FUND (SERVICE SHARES) ON MAY 1, 2006)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A   2.761
  End of Period...............................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A
AIT EQUITY INDEX FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS EQUITY INDEX FUND (SERVICE SHARES)
   ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period.........................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A   3.253
  End of Period...............................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)................................      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A


                                                                              YEAR ENDED DECEMBER 31ST
                                               -------------------------------------------------------------------------------------
SUB-ACCOUNT                                      2015    2014     2013     2012    2011     2010     2009    2008     2007    2006
---------------------------------------------  -------  -------  ------  -------  -------  ------  -------  ------   ------  -------

AIT GOVERNMENT BOND FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS GOVERNMENT INCOME FUND
   (SERVICE SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period........................      N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A    1.813
  End of Period..............................      N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A
Number of Units Outstanding at End of Period
(in thousands)...............................      N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A
AIT MONEY MARKET FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND
   (SERVICE SHARES) JANUARY 9, 2006)
Unit Value:
  Beginning of Period........................      N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A    1.413
  End of Period..............................      N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A
Number of Units Outstanding at End of Period
(in thousands)...............................      N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A
AIT SELECT AGGRESSIVE GROWTH FUND (SERVICE SHARES)
(MERGED INTO THE AIT SELECT GROWTH FUND (SERVICE SHARES)
   ON APRIL 17, 2003; NAME CHANGED TO THE GOLDMAN SACHS CAPITAL
   GROWTH FUND (SERVICE SHARES) ON JANUARY 9, 2006; NAME CHANGED TO
   THE GOLDMAN SACHS STRATEGIC GROWTH FUND (SERVICE SHARES)
   ON APRIL 30, 2010)
Unit Value:
  Beginning of Period........................      N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A
  End of Period..............................      N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A
Number of Units Outstanding at End of Period
(in thousands)...............................      N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A
AIT SELECT CAPITAL APPRECIATION FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
   (SERVICE SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period........................      N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A    3.339
  End of Period..............................      N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A
Number of Units Outstanding at End of Period
(in thousands)...............................      N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A
AIT SELECT EMERGING MARKETS (SERVICE SHARES)
(MERGED INTO THE AIT SELECT INTERNATIONAL EQUITY (SERVICE SHARES)
   ON APRIL 30, 2003; MERGED INTO THE GOLDMAN SACHS INTERNATIONAL
   EQUITY FUND (SERVICE SHARES) ON JANUARY 9, 2006; NAME CHANGED TO
   THE GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
   (SERVICE SHARES) ON APRIL 30, 2007)
Unit Value:
  Beginning of Period........................      N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A
  End of Period..............................      N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A
Number of Units Outstanding at End of Period
(in thousands)...............................      N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A      N/A      N/A


                                                                              YEAR ENDED DECEMBER 31ST
                                                ------------------------------------------------------------------------------------
SUB-ACCOUNT                                      2015     2014     2013    2012     2011    2010     2009     2008     2007    2006
----------------------------------------------  ------   ------  -------  ------   ------  -------  ------   ------  -------  ------

AIT SELECT GROWTH & INCOME FUND (SERVICE SHARES)
(MERGED INTO THE AIT EQUITY INDEX FUND (SERVICE SHARES) ON APRIL 25,
   2003; MERGED INTO THE GOLDMAN SACHS EQUITY INDEX FUND (SERVICE SHARES)
   ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period.........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
  End of Period...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)................................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
AIT SELECT GROWTH FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS CAPITAL GROWTH FUND (SERVICE SHARES)
   ON JANUARY 9, 2006; NAME CHANGED TO THE GSVIT STRATEGIC GROWTH FUND
   (SERVICE SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A   2.044
  End of Period...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)................................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
AIT SELECT INTERNATIONAL EQUITY FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS INTERNATIONAL EQUITY FUND (SERVICE SHARES)
   ON JANUARY 9, 2006; NAME CHANGED TO THE GOLDMAN SACHS STRATEGIC
   INTERNATIONAL EQUITY FUND ON APRIL 30, 2007)
Unit Value:
  Beginning of Period.........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A   1.807
  End of Period...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)................................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
AIT SELECT INVESTMENT GRADE INCOME FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS CORE FIXED INCOME FUND
   (SERVICE SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period.........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A   2.051
  End of Period...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)................................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
AIT SELECT STRATEGIC GROWTH FUND (SERVICE SHARES)
(MERGED INTO THE AIT SELECT GROWTH FUND (SERVICE SHARES)
   ON APRIL 17 2003; MERGED INTO THE GOLDMAN SACHS CAPITAL GROWTH FUND
   (SERVICE SHARES) ON JANUARY 9, 2009; NAME CHANGED TO THE GOLDMAN
   SACHS STRATEGIC GROWTH FUND (SERVICE SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.........................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
  End of Period...............................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)................................     N/A      N/A      N/A     N/A      N/A      N/A     N/A      N/A      N/A     N/A



                                                                             YEAR ENDED DECEMBER 31ST
                                              --------------------------------------------------------------------------------------
SUB-ACCOUNT                                     2015    2014     2013     2012     2011    2010     2009     2008     2007    2006
--------------------------------------------  -------  -------  -------  ------  -------  -------  -------  ------  -------  -------

AIT SELECT STRATEGIC INCOME FUND (SERVICE SHARES)
(MERGED INTO THE AIT SELECT INVESTMENT GRADE INCOME FUND (SERVICE SHARES)
   ON APRIL 22, 2003; MERGED INTO THE GOLDMAN SACHS CORE FIXED INCOME FUND
   (SERVICE SHARES) ON JANUARY 9, 2006)
Unit Value:
  Beginning of Period.......................      N/A      N/A      N/A     N/A      N/A      N/A      N/A     N/A      N/A      N/A
  End of Period.............................      N/A      N/A      N/A     N/A      N/A      N/A      N/A     N/A      N/A      N/A
Number of Units Outstanding at End of Period
(in thousands)..............................      N/A      N/A      N/A     N/A      N/A      N/A      N/A     N/A      N/A      N/A
AIT SELECT VALUE OPPORTUNITY FUND (SERVICE SHARES)
(MERGED INTO THE GOLDMAN SACHS MID CAP VALUE FUND (SERVICE SHARES)
   ON JANUARY 9, 2009)
Unit Value:
  Beginning of Period.......................      N/A      N/A      N/A     N/A      N/A      N/A      N/A     N/A      N/A      N/A
  End of Period.............................      N/A      N/A      N/A     N/A      N/A      N/A      N/A     N/A      N/A      N/A
Number of Units Outstanding at End of Period
(in thousands)..............................      N/A      N/A      N/A     N/A      N/A      N/A      N/A     N/A      N/A      N/A
AB VPS GROWTH AND INCOME PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
   (CLASS B) ON MAY 1, 2015)
Unit Value:
  Beginning of Period.......................    1.856    1.723    1.299   1.124    1.076    0.968    0.816   1.396    1.351    1.172
  End of Period.............................    1.855    1.856    1.723   1.299    1.124    1.076    0.968   0.816    1.396    1.351
Number of Units Outstanding at End of Period
(in thousands)..............................    6,814    7,954    9,923  11,610   12,978   16,216   19,640  24,100   32,141   42,209
AB VPS LARGE CAP GROWTH PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO
   (CLASS B) ON MAY 1, 2015)
Unit Value:
  Beginning of Period.......................    1.034    0.921    0.682   0.596    0.626    0.578    0.428   0.721    0.644    0.658
  End of Period.............................    1.129    1.034    0.921   0.682    0.596    0.626    0.578   0.428    0.721    0.644
Number of Units Outstanding at End of Period
(in thousands)..............................    8,663   10,054   11,617  13,649   16,454   19,756   23,019  29,012   40,336   55,573
AB VPS SMALL/MID CAP VALUE PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
   PORTFOLIO (CLASS B) ON MAY 1, 2015)
Unit Value:
  Beginning of Period.......................    2.709    2.523    1.860   1.593    1.769    1.418    1.009   1.593    1.592    1.415
  End of Period.............................    2.517    2.709    2.523   1.860    1.593    1.769    1.418   1.009    1.593    1.592
Number of Units Outstanding at End of Period
(in thousands)..............................    1,673    1,849    2,242   2,577    3,196    3,514    4,131   4,626    5,674    6,563



                                                                              YEAR ENDED DECEMBER 31ST
                                                 -----------------------------------------------------------------------------------
SUB-ACCOUNT                                       2015     2014    2013     2012    2011     2010    2009     2008    2007     2006
-----------------------------------------------  ------  -------  ------  -------  ------  -------  -------  ------  -------  ------

AB VPS VALUE PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO (CLASS B)
   ON MAY 1, 2015)
Unit Value:
  Beginning of Period..........................   1.682    1.541   1.145    1.006   1.061    0.966    0.810   1.393    1.475   1.237
  End of Period................................   1.539    1.682   1.541    1.145   1.006    1.061    0.966   0.810    1.393   1.475
Number of Units Outstanding at End of Period
(in thousands).................................     602      635     719      833   1,159    1,334    1,597   1,867    2,492   3,145
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES (STANDARD CLASS)
Unit Value:
  Beginning of Period..........................   3.046    3.384   2.796    2.463   2.921    2.672    2.013   3.547    3.420   2.808
  End of Period................................   3.016    3.046   3.384    2.796   2.463    2.921    2.672   2.013    3.547   3.420
Number of Units Outstanding at End of Period
(in thousands).................................   3,746    4,193   4,650    5,161   5,857    6,574    7,713   9,295   11,983  15,137
DELAWARE VIP SMID CAP GROWTH SERIES (SERVICE CLASS)
(NAME CHANGED FROM THE DELAWARE VIP GROWTH OPPORTUNITIES SERIES
   (SERVICE CLASS) ON MARCH 22, 2010)
Unit Value:
  Beginning of Period..........................   1.882    1.857   1.336    1.225   1.152    0.859    0.601   1.029    0.926   0.886
  End of Period................................   1.991    1.882   1.857    1.336   1.225    1.152    0.859   0.601    1.029   0.926
Number of Units Outstanding at End of Period
(in thousands).................................   1,872    2,033   2,269    2,822   2,636    2,809    3,101   3,411    4,013   5,306
DEUTSCHE CAPITAL GROWTH VIP (CLASS A)
(DWS TECHNOLOGY VIP (CLASS A) MERGED INTO THIS FUND ON APRIL 29, 2011;
   NAME CHANGED FROM THE DWS CAPITAL GROWTH VIP (CLASS A)
   ON AUGUST 11, 2014)
Unit Value:
  Beginning of Period..........................   0.793    0.713   0.537    0.470     N/A      N/A      N/A     N/A      N/A     N/A
  End of Period................................   0.849    0.793   0.713    0.537   0.470      N/A      N/A     N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands).................................   3,426    3,724   4,201    4,750   5,561      N/A      N/A     N/A      N/A     N/A
DWS DREMAN FINANCIAL SERVICES VIP (CLASS A)
(MERGED INTO THE DWS DREMAN HIGH RETURN EQUITY SERVICES VIP (CLASS A)
   ON SEPTEMBER 15, 2006; NAME CHANGED TO THE DWS STRATEGIC VALUE VIP
   (CLASS A) ON JUNE 1, 2009; NAME CHANGED TO THE DWS LARGE CAP
   VALUE VIP (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period..........................     N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A
  End of Period................................     N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands).................................     N/A      N/A     N/A      N/A     N/A      N/A      N/A     N/A      N/A     N/A



                                                                             YEAR ENDED DECEMBER 31ST
                                             ---------------------------------------------------------------------------------------
SUB-ACCOUNT                                   2015     2014     2013     2012     2011     2010     2009     2008     2007     2006
-------------------------------------------  -------  -------  -------  -------  -------  -------  -------  ------   ------   ------

DEUTSCHE LARGE CAP VALUE VIP (CLASS A)
(DWS STRATEGIC VALUE VIP (CLASS A) MERGED INTO THIS FUND
   ON APRIL 29, 2011; NAME CHANGED FROM THE DWS LARGE CAP VALUE
   VIP (CLASS A) ON AUGUST 11, 2014)
Unit Value:
  Beginning of Period......................    1.691    1.550    1.202    1.111      N/A      N/A      N/A     N/A      N/A      N/A
  End of Period............................    1.552    1.691    1.550    1.202    1.111      N/A      N/A     N/A      N/A      N/A
Number of Units Outstanding at End of
Period (in thousands)......................      601      649      748      807      849      N/A      N/A     N/A      N/A      N/A
DWS STRATEGIC VALUE VIP (CLASS A)
(MERGED INTO THE DWS LARGE CAP VALUE VIP (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period......................      N/A      N/A      N/A      N/A    1.123    1.013    0.820   1.541    1.593    1.412
  End of Period............................      N/A      N/A      N/A      N/A      N/A    1.123    1.013   0.820    1.541    1.593
Number of Units Outstanding at End of
Period (in thousands)......................      N/A      N/A      N/A      N/A      N/A    1,036    1,191   1,415    1,861    2,631
DWS TECHNOLOGY VIP (CLASS A)
(MERGED INTO THE DWS CAPITAL GROWTH VIP (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period......................      N/A      N/A      N/A      N/A    0.500    0.427    0.270   0.510    0.453    0.456
  End of Period............................      N/A      N/A      N/A      N/A      N/A    0.500    0.427   0.270    0.510    0.453
Number of Units Outstanding at End of
Period (in thousands)......................      N/A      N/A      N/A      N/A      N/A    6,419    7,333   8,137   10,107   14,478
EATON VANCE VT FLOATING-RATE INCOME FUND
(CLOSED TO NEW PAYMENT ALLOCATIONS OR TRANSFERS ON NOVEMBER 15, 2010)
Unit Value:
  Beginning of Period......................    1.294    1.306    1.276    1.206    1.194    1.110    0.780   1.087    1.085    1.044
  End of Period............................    1.263    1.294    1.306    1.276    1.206    1.194    1.110   0.780    1.087    1.085
Number of Units Outstanding at End of
Period (in thousands)......................    2,657    3,165    3,227    3,168    4,154    3,744    3,475   2,972    4,733    6,715
FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period......................    2.875    2.757    2.418    2.181    2.271    2.017    1.585   2.257    1.982    1.874
  End of Period............................    2.838    2.875    2.757    2.418    2.181    2.271    2.017   1.585    2.257    1.982
Number of Units Outstanding at End of
Period (in thousands)......................    3,847    4,879    5,083    5,590    6,496    7,258    9,042   9,493   11,467   14,627
FIDELITY VIP CONTRAFUND(R) PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period......................    2.385    2.168    1.680    1.468    1.532    1.329    0.996   1.763    1.525    1.389
  End of Period............................    2.360    2.385    2.168    1.680    1.468    1.532    1.329   0.996    1.763    1.525
Number of Units Outstanding at End of
Period (in thousands)......................    6,185    6,906    7,827    8,713   10,868   12,554   14,305  17,306   20,729   26,940
FIDELITY VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period......................    5.964    5.566    4.408    3.813    3.831    3.376    2.631   4.656    4.653    3.928
  End of Period............................    5.644    5.964    5.566    4.408    3.813    3.831    3.376   2.631    4.656    4.653
Number of Units Outstanding at End of
Period (in thousands)......................   10,357   11,923   13,582   15,181   17,546   20,448   23,529  27,981   35,001   44,306


                                                                            YEAR ENDED DECEMBER 31ST
                                           -----------------------------------------------------------------------------------------
SUB-ACCOUNT                                  2015     2014     2013     2012     2011     2010     2009     2008      2007     2006
-----------------------------------------  -------  -------   ------   ------   -------  -------  -------  -------  -------  -------

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period....................    1.407    1.275    0.941    0.800     0.796    0.654    0.456    1.032    0.852    0.823
  End of Period..........................    1.461    1.407    1.275    0.941     0.800    0.796    0.654    0.456    1.032    0.852
Number of Units Outstanding at End of
Period (in thousands)....................    1,325    1,390    2,592    3,184     2,473    2,600    2,494    2,743    2,892    3,464
FIDELITY VIP GROWTH PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period....................    5.783    5.272    3.924    3.472     3.516    2.873    2.272    4.365    3.488    3.313
  End of Period..........................    6.108    5.783    5.272    3.924     3.472    3.516    2.873    2.272    4.365    3.488
Number of Units Outstanding at End of
Period (in thousands)....................    9,836   10,995   12,524   14,324    16,077   18,482   21,886   25,449   30,358   39,741
FIDELITY VIP HIGH INCOME PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period....................    3.329    3.339    3.198    2.841     2.771    2.470    1.741    2.355    2.325    2.121
  End of Period..........................    3.162    3.329    3.339    3.198     2.841    2.771    2.470    1.741    2.355    2.325
Number of Units Outstanding at End of
Period (in thousands)....................    4,844    5,302    5,821    6,327     6,876    7,806    9,106   10,768   14,775   18,468
FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period....................    3.029    2.898    2.165    1.917     2.182    1.722    1.251    2.101    1.849    1.669
  End of Period..........................    2.936    3.029    2.898    2.165     1.917    2.182    1.722    1.251    2.101    1.849
Number of Units Outstanding at End of
Period (in thousands)....................    1,618    1,903    2,170    2,462     3,236    3,972    4,597    6,243    7,819   12,512
FIDELITY VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Unit Value:
  Beginning of Period....................    2.698    2.979    2.317    1.947     2.386    2.140    1.716    3.099    2.680    2.303
  End of Period..........................    2.756    2.698    2.979    2.317     1.947    2.386    2.140    1.716    3.099    2.680
Number of Units Outstanding at End of
Period (in thousands)....................    4,565    5,215    5,813    6,755     7,351    8,148    9,536   11,299   13,297   16,512
FIDELITY VIP VALUE STRATEGIES PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period....................    2.185    2.082    1.622    1.296     1.445    1.161    0.750    1.561    1.503    1.314
  End of Period..........................    2.085    2.185    2.082    1.622     1.296    1.445    1.161    0.750    1.561    1.503
Number of Units Outstanding at End of
Period (in thousands)....................      691      791      925    1,072     1,235    1,469    2,056    1,887    2,502    2,937
FT VIP FRANKLIN GROWTH AND INCOME VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP FRANKLIN GROWTH AND INCOME SECURITIES
   FUND (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period....................    1.832    1.703    1.334    1.206     1.195    1.039    0.833    1.303    1.373    1.194
  End of Period..........................    1.789    1.832    1.703    1.334     1.206    1.195    1.039    0.833    1.303    1.373
Number of Units Outstanding at End of
Period (in thousands)....................    1,355    1,520    1,686    2,012     1,687    1,402    1,480    1,881    3,026    3,394



                                                                             YEAR ENDED DECEMBER 31ST
                                               -------------------------------------------------------------------------------------
SUB-ACCOUNT                                     2015     2014    2013     2012     2011     2010     2009    2008     2007     2006
---------------------------------------------  ------  -------  -------  ------   ------  -------  -------  ------   ------  -------

FT VIP FRANKLIN LARGE CAP GROWTH VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES
   FUND (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period........................   1.702    1.535    1.211   1.094    1.127    1.025    0.801   1.242    1.186    1.086
  End of Period..............................   1.771    1.702    1.535   1.211    1.094    1.127    1.025   0.801    1.242    1.186
Number of Units Outstanding at End of Period
(in thousands)...............................     340      343      369     400      481      609      743   1,024    1,381    1,663
FT VIP FRANKLIN MUTUAL SHARES VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP MUTUAL SHARES SECURITIES FUND (CLASS 2)
   ON MAY 1, 2014)
Unit Value:
  Beginning of Period........................   1.852    1.755    1.388   1.233    1.264    1.154    0.929   1.498    1.469    1.259
  End of Period..............................   1.735    1.852    1.755   1.388    1.233    1.264    1.154   0.929    1.498    1.469
Number of Units Outstanding at End of Period
(in thousands)...............................   1,495    1,558    1,751   2,123    2,796    3,177    4,138   4,067    4,789    5,495
FT VIP FRANKLIN SMALL-MID CAP GROWTH VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP FRANKLIN SMALL-MID CAP GROWTH
   SECURITIES FUND (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period........................   1.346    1.271    0.933   0.854    0.911    0.724    0.512   0.903    0.824    0.769
  End of Period..............................   1.291    1.346    1.271   0.933    0.854    0.911    0.724   0.512    0.903    0.824
Number of Units Outstanding at End of Period
(in thousands)...............................   6,176    6,907    8,003   9,536   10,923   13,175   15,939  19,624   25,735   39,206
FT VIP TEMPLETON FOREIGN VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP TEMPLETON FOREIGN SECURITIES FUND
   (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period........................   1.630    1.861    1.536   1.318    1.496    1.401    1.037   1.765    1.551    1.296
  End of Period..............................   1.502    1.630    1.861   1.536    1.318    1.496    1.401   1.037    1.765    1.551
Number of Units Outstanding at End of Period
(in thousands)...............................   2,518    2,585    2,875   3,374    3,692    4,393    5,181   6,468    8,590   11,597
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I SHARES)
(INVESCO V.I. LARGE CAP GROWTH SERIES (SERIES I SHARES) MERGED INTO
   THIS FUND ON APRIL 29, 2011; INVESCO V.I. CAPITAL APPRECIATION FUND
   (SERIES I SHARES) MERGED INTO THIS FUND ON APRIL 27, 2012; NAME CHANGED
   FROM THE INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND (SERIES I SHARES)
   ON APRIL 30, 2012; NAME CHANGED FROM THE INVESCO VAN KAMPEN V.I.
   AMERICAN FRANCHISE FUND (SERIES I SHARES) ON MAY 1, 2013)
Unit Value:
  Beginning of Period........................   1.315    1.230    0.891   0.795      N/A      N/A      N/A     N/A      N/A      N/A
  End of Period..............................   1.361    1.315    1.230   0.891    0.795      N/A      N/A     N/A      N/A      N/A
Number of Units Outstanding at End of Period
(in thousands)...............................   3,223    3,846    4,298   5,025    1,175      N/A      N/A     N/A      N/A      N/A



                                                                             YEAR ENDED DECEMBER 31ST
                                             ---------------------------------------------------------------------------------------
SUB-ACCOUNT                                   2015     2014     2013     2012     2011     2010     2009     2008     2007     2006
-------------------------------------------  -------  -------  -------  -------  -------  ------   ------   ------   ------  -------

INVESCO V.I. CAPITAL APPRECIATION FUND (SERIES I SHARES)
(NAME CHANGED FROM AIM V.I. CAPITAL APPRECIATION FUND (SERIES I SHARES)
   ON APRIL 30, 2010; MERGED INTO THE INVESCO VAN KAMPEN V.I. CAPITAL
   GROWTH FUND (SERIES I SHARES) ON APRIL 27, 2012; NAME CHANGED TO
   INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND (SERIES I SHARES)
   ON APRIL 30, 2012; NAME CHANGED TO INVESCO V.I. AMERICAN FRANCHISE FUND
   (SERIES I SHARES) ON MAY 1, 2013)
Unit Value:
  Beginning of Period......................      N/A      N/A      N/A    0.601    0.663   0.582    0.488    0.861    0.780    0.724
  End of Period............................      N/A      N/A      N/A      N/A    0.601   0.663    0.582    0.488    0.861    0.780
Number of Units Outstanding at End of
Period (in thousands)......................      N/A      N/A      N/A      N/A    6,180   7,226    8,576   10,126   12,899   16,500
INVESCO V.I. CAPITAL DEVELOPMENT FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. CAPITAL DEVELOPMENT FUND
   (SERIES II SHARES) ON APRIL 30, 2010; MERGED INTO THE INVESCO
   VAN KAMPEN V.I. MID CAP GROWTH FUND (SERIES II SHARES)
   ON APRIL 27, 2012)
Unit Value:
  Beginning of Period......................      N/A      N/A      N/A    1.170    1.282   1.098    0.784    1.506    1.382    1.206
  End of Period............................      N/A      N/A      N/A      N/A    1.170   1.282    1.098    0.784    1.506    1.382
Number of Units Outstanding at End of
Period (in thousands)......................      N/A      N/A      N/A      N/A      281     337      423      517      625      756
INVESCO V.I. CORE EQUITY FUND (SERIES I SHARES)
(NAME CHANGED FROM THE AIM V.I. CORE EQUITY FUND (SERIES I SHARES)
   ON APRIL 30, 2010)
Unit Value:
  Beginning of Period......................    1.195    1.121    0.880    0.784    0.796   0.737    0.583    0.847    0.795    0.700
  End of Period............................    1.109    1.195    1.121    0.880    0.784   0.796    0.737    0.583    0.847    0.795
Number of Units Outstanding at End of
Period (in thousands)......................    3,136    3,501    4,337    5,365    4,867   5,585    7,125    8,835    9,093   11,112
INVESCO V.I. GLOBAL HEALTH CARE FUND (SERIES I SHARES)
(NAME CHANGE FROM THE AIM V.I. GLOBAL HEALTH CARE FUND (SERIES I SHARES)
   ON APRIL 30, 2010)
Unit Value:
  Beginning of Period......................    2.127    1.803    1.302    1.093    1.067   1.028    0.817    1.161    1.054    1.016
  End of Period............................    2.162    2.127    1.803    1.302    1.093   1.067    1.028    0.817    1.161    1.054
Number of Units Outstanding at End of
Period (in thousands)......................    1,962    3,199    2,796    2,864    2,583   3,052    3,481    4,470    5,729    7,843



                                                                            YEAR ENDED DECEMBER 31ST
                                             ---------------------------------------------------------------------------------------
SUB-ACCOUNT                                   2015     2014     2013     2012     2011     2010     2009     2008     2007    2006
-------------------------------------------  -------  ------   ------   ------   ------  -------  -------  -------  -------  -------

INVESCO V.I. LARGE CAP GROWTH FUND (SERIES I SHARES)
(NAME CHANGED FROM THE AIM V.I. LARGE CAP GROWTH FUND
   (SERIES I SHARES) ON APRIL 30, 2010; MERGED INTO THE
   INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND (SERIES I SHARES)
   ON APRIL 29, 2011)
Unit Value:
  Beginning of Period......................      N/A     N/A      N/A      N/A    0.858    0.742    0.598    0.983    0.862    0.811
  End of Period............................      N/A     N/A      N/A      N/A      N/A    0.858    0.742    0.598    0.983    0.862
Number of Units Outstanding at End of
Period (in thousands)......................      N/A     N/A      N/A      N/A      N/A    1,501    1,813    2,265    3,044    3,685
INVESCO V.I. MID CAP GROWTH FUND (SERIES II SHARES)
(INVESCO V.I. CAPITAL DEVELOPMENT FUND (SERIES II SHARES) MERGED INTO THIS
   FUND ON APRIL 27, 2012; NAME CHANGED FROM THE INVESCO VAN KAMPEN V.I.
   MID CAP GROWTH FUND (SERIES II SHARES) ON MAY 1, 2013)
Unit Value:
  Beginning of Period......................    1.843   1.736    1.290      N/A      N/A      N/A      N/A      N/A      N/A      N/A
  End of Period............................    1.835   1.843    1.736    1.290      N/A      N/A      N/A      N/A      N/A      N/A
Number of Units Outstanding at End of
Period (in thousands)......................      190     186      228      248      N/A      N/A      N/A      N/A      N/A      N/A
INVESCO V.I. VALUE OPPORTUNITIES FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. BASIC VALUE FUND (SERIES II SHARES)
   ON APRIL 30, 2010; NAME CHANGED FROM THE INVESCO V.I. BASIC VALUE FUND
   (SERIES II SHARES) ON APRIL 30, 2012; NAME CHANGED FROM THE
   INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND (SERIES II SHARES)
   ON MAY 1, 2013)
Unit Value:
  Beginning of Period......................    1.389   1.325    1.009    0.870    0.914    0.867    0.595    1.256    1.258    1.130
  End of Period............................    1.223   1.389    1.325    1.009    0.870    0.914    0.867    0.595    1.256    1.258
Number of Units Outstanding at End of
Period (in thousands)......................    2,372   2,588    2,987    3,290    5,419    6,505    7,807    8,827   11,894   16,946
JANUS ASPEN GROWTH AND INCOME PORTFOLIO (SERVICE SHARES)
(LIQUIDATED ON APRIL 30, 2010)
Unit Value:
  Beginning of Period......................      N/A     N/A      N/A      N/A      N/A    0.786    0.575    0.993    0.929    0.875
  End of Period............................      N/A     N/A      N/A      N/A      N/A      N/A    0.786    0.575    0.993    0.929
Number of Units Outstanding at End of
Period (in thousands)......................      N/A     N/A      N/A      N/A      N/A      N/A    9,066   11,703   15,236   20,104
JANUS ASPEN JANUS PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period......................    1.067   0.960    0.750    0.643    0.691    0.614    0.458    0.772    0.929    0.623
  End of Period............................    1.105   1.067    0.960    0.750    0.643    0.691    0.614    0.458    0.772    0.929
Number of Units Outstanding at End of
Period (in thousands)......................    4,363   4,928    5,552    6,403    7,922    9,340   10,596   13,232   16,567   20,104



                                                                            YEAR ENDED DECEMBER 31ST
                                             ---------------------------------------------------------------------------------------
SUB-ACCOUNT                                    2015     2014    2013     2012     2011     2010     2009     2008    2007     2006
-------------------------------------------  -------  -------  -------  -------  ------   ------  -------  -------  -------  -------

MFS(R) MID CAP GROWTH SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period......................    1.542    1.441    1.066    0.929   1.004    0.789    0.567    1.188    1.101    1.092
  End of Period............................    1.587    1.542    1.441    1.066   0.929    1.004    0.789    0.567    1.188    1.101
Number of Units Outstanding at End of
Period (in thousands)......................      319      394      415      439     612      740      732      968    1,315    1,938
MFS(R) NEW DISCOVERY SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period......................    2.040    2.238    1.608    1.350   1.530    1.142    0.711    1.194    1.184    1.064
  End of Period............................    1.968    2.040    2.238    1.608   1.350    1.530    1.142    0.711    1.194    1.184
Number of Units Outstanding at End of
Period (in thousands)......................    1,188    1,286    1,559    1,738   1,987    2,085    1,848    1,703    1,453    1,689
MFS(R) TOTAL RETURN SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period......................    1.714    1.607    1.373    1.256   1.255    1.161    1.001    1.308    1.277    1.161
  End of Period............................    1.680    1.714    1.607    1.373   1.256    1.255    1.161    1.001    1.308    1.277
Number of Units Outstanding at End of
Period (in thousands)......................    2,162    2,861    2,631    2,858   4,073    4,639    5,060    4,968    6,496    8,343
MFS(R) UTILITIES SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period......................    3.680    3.321    2.803    2.512   2.393    2.140    1.634    2.666    2.121    1.643
  End of Period............................    3.092    3.680    3.321    2.803   2.512    2.393    2.140    1.634    2.666    2.121
Number of Units Outstanding at End of
Period (in thousands)......................      951    1,436    1,066    1,198   1,281    1,427    1,598    2,600    3,043    3,173
OPPENHEIMER CAPITAL APPRECIATION FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period......................    1.687    1.487    1.166    1.040   1.070    0.994    0.700    1.307    1.165    1.098
  End of Period............................    1.717    1.687    1.487    1.166   1.040    1.070    0.994    0.700    1.307    1.165
Number of Units Outstanding at End of
Period (in thousands)......................      811      975    1,106    1,350   1,578    1,919    2,468    3,769    3,699    5,135
OPPENHEIMER CONSERVATIVE BALANCED FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM CAPITAL INCOME FUND/VA (SERVICE SHARES)
   ON APRIL 30, 2015; NAME CHANGED FROM OPPENHEIMER BALANCED FUND/VA
   (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period......................    1.298    1.220    1.097    0.993   1.004    0.904    0.754    1.357    1.331    1.218
  End of Period............................    1.287    1.298    1.220    1.097   0.993    1.004    0.904    0.754    1.357    1.331
Number of Units Outstanding at End of
Period (in thousands)......................      491      565      739      796   1,692    1,753    1,978    1,469    2,111    2,466
OPPENHEIMER GLOBAL FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER GLOBAL SECURITIES FUND/VA
   (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period......................    2.149    2.137    1.707    1.432   1.589    1.393    1.015    1.725    1.650    1.427
  End of Period............................    2.195    2.149    2.137    1.707   1.432    1.589    1.393    1.015    1.725    1.650
Number of Units Outstanding at End of
Period (in thousands)......................    1,773    1,849    1,975    2,060   2,556    3,136    3,772    3,949    5,781    7,116


                                                                             YEAR ENDED DECEMBER 31ST
                                               -------------------------------------------------------------------------------------
SUB-ACCOUNT                                     2015     2014     2013    2012     2011     2010    2009     2008     2007    2006
---------------------------------------------  ------   ------  -------  ------   ------  -------  -------  ------  -------  ------

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (SERVICE SHARES)
(OPPENHEIMER HIGH INCOME FUND/VA (SERVICE SHARES) MERGED INTO THIS FUND
   ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period........................   0.417    0.413    0.421     N/A      N/A      N/A      N/A     N/A      N/A     N/A
  End of Period..............................   0.401    0.417    0.413   0.421      N/A      N/A      N/A     N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)...............................   2,304    2,551    3,048   3,227      N/A      N/A      N/A     N/A      N/A     N/A
OPPENHEIMER HIGH INCOME FUND/VA (SERVICE SHARES)
(MERGED INTO THE OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
   (SERVICE SHARES) ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period........................     N/A      N/A      N/A   0.373    0.388    0.344    0.277   1.313    1.338   1.243
  End of Period..............................     N/A      N/A      N/A     N/A    0.373    0.388    0.344   0.277    1.313   1.338
Number of Units Outstanding at End of Period
(in thousands)...............................     N/A      N/A      N/A     N/A    3,616    4,601    4,740   4,093    4,343   5,449
OPPENHEIMER MAIN STREET FUND(R) /VA (SERVICE SHARES)
Unit Value:
  Beginning of Period........................   1.808    1.661    1.283   1.116    1.136    0.995    0.789   1.305    1.271   1.124
  End of Period..............................   1.837    1.808    1.661   1.283    1.116    1.136    0.995   0.789    1.305   1.271
Number of Units Outstanding at End of Period
(in thousands)...............................     447      432      516     546      738      893    1,077   1,336    1,853   2,400
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period........................   1.714    1.995    2.069   1.880    2.498    2.193    1.279   3.112    2.216   1.660
  End of Period..............................   1.426    1.714    1.995   2.069    1.880    2.498    2.193   1.279    3.112   2.216
Number of Units Outstanding at End of Period
(in thousands)...............................   2,914    2,962    3,494   3,706    4,677    5,233    5,782   6,357    7,420   9,249
PIONEER REAL ESTATE SHARES VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period........................   3.670    2.852    2.850   2.491    2.303    1.818    1.402   2.308    2.895   2.153
  End of Period..............................   3.780    3.670    2.852   2.850    2.491    2.303    1.818   1.402    2.308   2.895
Number of Units Outstanding at End of Period
(in thousands)...............................   1,588    1,850    2,241   2,334    2,632    3,004    3,249   3,753    4,683   6,063
SCUDDER VIT EAFE EQUITY INDEX FUND (CLASS A)
(LIQUIDATED SCUDDER VIT EAFE EQUITY INDEX FUND ON JULY 25, 2005)
Unit Value:
  Beginning of Period........................     N/A      N/A      N/A     N/A      N/A      N/A      N/A     N/A      N/A     N/A
  End of Period..............................     N/A      N/A      N/A     N/A      N/A      N/A      N/A     N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)...............................     N/A      N/A      N/A     N/A      N/A      N/A      N/A     N/A      N/A     N/A



                                                                             YEAR ENDED DECEMBER 31ST
                                              --------------------------------------------------------------------------------------
SUB-ACCOUNT                                    2015     2014     2013    2012     2011     2010     2009     2008    2007     2006
--------------------------------------------  ------   ------  -------  -------  -------  ------   ------  -------  -------  ------

SVS DREMAN FINANCIAL SERVICES (CLASS A)
(MERGED INTO THE DWS DREMAN FINANCIAL SERVICES VIP (CLASS A)
   ON FEBRUARY 3, 2006; MERGED INTO THE DWS DREMAN HIGH RETURN
   EQUITY VIP (CLASS A) ON SEPTEMBER 15, 2006; NAME CHANGED TO THE
   DWS STRATEGIC VALUE VIP (CLASS A) ON JUNE 1, 2009; NAME CHANGED
   TO THE DWS LARGE CAP VALUE VIP (CLASS A) ON APRIL 29, 2011)
Unit Value:
  Beginning of Period.......................     N/A      N/A      N/A      N/A      N/A     N/A      N/A      N/A      N/A     N/A
  End of Period.............................     N/A      N/A      N/A      N/A      N/A     N/A      N/A      N/A      N/A     N/A
Number of Units Outstanding at End of Period
(in thousands)..............................     N/A      N/A      N/A      N/A      N/A     N/A      N/A      N/A      N/A     N/A
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unit Value:
  Beginning of Period.......................   1.857    1.908    1.697    1.454    1.693   1.501    0.999    1.977    1.774   1.512
  End of Period.............................   1.813    1.857    1.908    1.697    1.454   1.693    1.501    0.999    1.977   1.774
Number of Units Outstanding at End of Period
(in thousands)..............................   6,286    7,116    7,928    8,696   10,114  11,311   13,214   15,387   18,966  25,058

                                 APPENDIX E

   DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

(a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

(b) the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

(c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                          Amount of the withdrawal
        --------------------------------------------------------

           Accumulated Value determined immediately prior to the
                                 withdrawal

EXERCISING THE M-GAP RIDER.

      - The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

      - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

      - The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT in the Prospectus.

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed for 10 Years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.


             CONTRACT                      MINIMUM                          MINIMUM
            ANNIVERSARY                  GUARANTEED                       GUARANTEED
            AT EXERCISE                 BENEFIT BASE                   ANNUAL INCOME(1)
         ----------------              ---------------              ----------------------
                10                        $162,889                          $12,153
                15                        $207,892                          $17,695


          ------------------
          (1) Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years. See "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                     FLEXIBLE PAYMENT DEFERRED VARIABLE AND
                             FIXED ANNUITY CONTRACTS
                                 FUNDED THROUGH
                                 SUB-ACCOUNTS OF
                              SEPARATE ACCOUNT VA-K

                   INVESTING IN SHARES OF THE UNDERLYING FUNDS


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE COMMONWEALTH ANNUITY ADVANTAGE AND EXECANNUITY PLUS PROSPECTUSES OF SEPARATE ACCOUNT VA-K DATED MAY 2, 2016 ("THE PROSPECTUSES"). THE PROSPECTUSES MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY, PO BOX 758554, TOPEKA, KS 66675, TELEPHONE 1-800-533-7881.

                                DATED MAY 2, 2016


Commonwealth Annuity Advantage/ExecAnnuity Plus

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                               3

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY                5

SERVICES                                                                      5

UNDERWRITERS                                                                  6

ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                    7

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                   8

PERFORMANCE INFORMATION                                                       9

STATE PREMIUM TAX CHART                                                      14

FINANCIAL STATEMENTS                                                         14

FINANCIAL STATEMENTS OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
AND SEPARATE ACCOUNT VA-K                                                   F-1

                         GENERAL INFORMATION AND HISTORY

The Company's principal office (the "Principal Office") was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company (the "Company"). The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282.

Effective April 30, 2013, Goldman Sachs completed the transfer of the common stock of the Company to Global Atlantic (Fin) Company, which is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("Global Atlantic"). Currently, Goldman Sachs owns approximately 22% of the outstanding ordinary shares of Global Atlantic, Goldman Sachs and Global Atlantic employees own approximately 4.5% of the outstanding ordinary shares, and unaffiliated investors, none of whom own more than 9.9%, own the remaining 73.5% of the outstanding ordinary shares.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. In connection with the acquisition of the Company, Global Atlantic has provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). More specifically, Global Atlantic agreed to make capital contributions to the Company, subject to a maximum of $250 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Global Atlantic, and terminate the sooner of 2018 or at such time as Goldman Sachs owns less than 10% of the outstanding voting securities of Global Atlantic. These assurances are not evidence of indebtedness or an obligation or liability of Global Atlantic, and do not provide Contract Owners with any specific rights or recourse against Global Atlantic. These assurances replaced substantially similar assurances that had been provided by Goldman Sachs.

Separate Account VA-K (the "Variable Account") is a separate investment account of Commonwealth Annuity and Life Insurance Company (the "Company") authorized by vote of its Board of Directors on November 1, 1990. Several Sub-Accounts of the Variable Account are available under the Commonwealth Annuity Advantage contract (the "Contract"). Each Sub-Account invests exclusively in shares of one of the following funds (certain funds may not be available in all states):


GOLDMAN SACHS VARIABLE INSURANCE TRUST                           FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
 (SERVICE SHARES)                                                Fidelity VIP Contrafund(R) Portfolio
Goldman Sachs Core Fixed Income Fund                             Fidelity VIP Growth Opportunities Portfolio
Goldman Sachs Equity Index Fund                                  Fidelity VIP Mid Cap Portfolio
Goldman Sachs Global Trends Allocation Fund                      Fidelity VIP Value Strategies Portfolio
Goldman Sachs Growth Opportunities Fund
Goldman Sachs High Quality Floating Rate Fund                    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Goldman Sachs Mid Cap Value Fund                                 (CLASS 2)
Goldman Sachs Government Money Market Fund                       Franklin Growth and Income VIP Fund
Goldman Sachs Strategic Growth Fund                              Franklin Large Cap Growth VIP Fund
Goldman Sachs Strategic International Equity Fund                Franklin Small-Mid Cap Growth VIP Fund
Goldman Sachs U.S. Equity Insights Fund                          Franklin Mutual Shares VIP Fund
                                                                 Templeton Foreign VIP Fund
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I SHARES)            JANUS ASPEN SERIES (SERVICE SHARES)
Invesco V.I. American Franchise Fund                             Janus Aspen Janus Portfolio
Invesco V.I. Core Equity Fund
Invesco V.I. Global Health Care Fund
                                                                 MFS(R) VARIABLE INSURANCE TRUST (SERVICE CLASS)
AIM VARIABLE INSURANCE FUNDS                                     MFS(R) Mid Cap Growth Series
 (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II SHARES)           MFS(R) New Discovery Series
Invesco V.I. Mid Cap Growth Fund                                 MFS(R) Total Return Series
Invesco V.I. Value Opportunities Fund                            MFS(R) Utilities Series

AB VARIABLE PRODUCTS SERIES FUND, INC.                           OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
(CLASS B)                                                        Oppenheimer Capital Appreciation Fund/VA
AB VPS Growth and Income Portfolio                               Oppenheimer Conservative Balanced Fund/VA
AB VPS Large Cap Growth Portfolio                                Oppenheimer Global Fund/VA
AB VPS Small/Mid-Cap Value Portfolio                             Oppenheimer Global Strategic Income Fund/VA
AB VPS Value Portfolio                                           Oppenheimer Main Street Fund(R)/VA

DELAWARE VIP TRUST
Delaware VIP International Value Equity Series                   PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
                                                                 Pioneer Emerging Markets VCT Portfolio
DELAWARE VIP TRUST (SERVICE CLASS)                               Pioneer Real Estate Shares VCT Portfolio
Delaware VIP Smid Cap Growth Series
                                                                 T. ROWE PRICE INTERNATIONAL SERIES, INC.
DEUTSCHE VARIABLE SERIES I (CLASS A)                             T. Rowe Price International Stock Portfolio
Deutsche Capital Growth VIP

DWS VARIABLE SERIES II
Deutsche Large Cap Value VIP

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP is the Company's Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP is located at 125 High Street, Boston, MA 02110.

MAIL ROOM AND ADMINISTRATIVE SERVICES. The Company has retained se2, LLC, an affiliate of Security Distributors, Inc., to provide systems, administrative, accounting, mailroom and lockbox services and other services to the Company. The principal administrative offices of se2, LLC. are located at One Security Benefit Place, Topeka, Kansas, 66636.


EXPERTS. The financial statements of the Company as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015, and the financial statements of Separate Account VA-K of the Company as of December 31, 2015 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

OTHER SERVICE ARRANGEMENTS


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. We and our distributor, Global Atlantic Distributors LLC, (the "Distributor") may receive payments from the Funds or their service providers (e.g., the investment adviser, administrator, distributor, and/or their affiliates). These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments.


The amount of payments we receive from the Funds' service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that we and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). Some service providers may pay us significantly more than others and the amount we receive may be substantial. These percentages currently range from 0.03% to 0.25%, and as of the date of this prospectus, we are receiving payments from EACH Fund's service providers.

Additionally, certain of the Funds make payments to us or the Distributor under their distribution plans (12b-1 plans). The payment rates currently range from 0.16% to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes up, then so would the payment to us or to the Distributor. Conversely, if the value of the Fund goes down, payments to us or to the Distributor would decrease.

A Fund's service provider may provide us (or our affiliates) and/or broker dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

We and/or the Distributor also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products we or our affiliates may issue or administer.

For details about the compensation payments we make in connection with the sale of the Contracts, see "DISTRIBUTION."

                                  UNDERWRITERS


Effective January 22, 2008, Global Atlantic Distributors LLC, a Delaware company located at 132 Turnpike Road, Southborough, MA 01772 ("Global Atlantic" or "Underwriter") became principal underwriter for the Contracts. Global Atlantic is a corporation organized and existing under the laws of the state of Delaware, and is a wholly-owned subsidiary of Global Atlantic (Fin) Company. Global Atlantic is a registered broker-dealer with the SEC, and a member of the Financial Industry Regulatory Authority ("FINRA"). The Company has effectively ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs.


The Company paid commissions, not to exceed 6.0% of payments, to registered representatives who sold the contracts. Certain registered representatives may receive commissions of up to 6.0% of subsequent purchase payments. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1.0% of Accumulated Value.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under CHARGES AND DEDUCTIONS in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.


The aggregate amounts of commissions paid to Global Atlantic for the years 2013, 2014 and 2015 were $1,344,013.55, $1,749,812.95 and $1,564,940.88, respectively.
No commissions were retained by Global Atlantic for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 2013, 2014, 2015.

           ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)      Accumulation Unit Value -- Previous Valuation Period                              $  1.135000

(2)      Value of Assets -- Beginning of Valuation Period                                  $ 5,000,000

(3)      Excess of Investment Income and Net Gains Over Capital Losses                     $     1,675

(4)      Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)           0.000335

(5)      Annual Charge (one-day equivalent of 1.45% per annum)                                0.000040

(6)      Net Investment Rate (4) - (5)                                                        0.000295

(7)      Net Investment Factor 1.000000 + (6)                                                 1.000295

(8)      Accumulation Unit Value -- Current Period (1) x (7)                               $  1.135335

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134574. The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units upon which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

     -    must be new payments to the Contract, including the initial payment,

     - must be allocated to the Fixed Account, which will be the source account,

     - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

     -    will receive the enhanced rate while they remain in the Fixed Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

     - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

     - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under PERFORMANCE INFORMATION. In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

     P P(1 + T) TO THE POWER OF (n)            =     ERV

                           Where:        P     =     a hypothetical initial payment to the Variable Account of $1,000
                                         T     =     average annual total return
                                         n     =     number of years
                                       ERV     =     the ending redeemable value of the $1,000 payment at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.45% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

    YEARS FROM DATE OF PAYMENT TO              CHARGE AS PERCENTAGE OF NEW
         DATE OF WITHDRAWAL                    PURCHASE PAYMENTS WITHDRAWN*
    -----------------------------             ------------------------------
                 0-2                                       8%
                  3                                        7%
                  4                                        6%
                  5                                        5%
                  6                                        4%
                  7                                        3%
                  8                                        2%
                  9                                        1%
             Thereafter                                    0%

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge. The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

    P(1 + T) TO THE POWER OF (n)               =     EV

                           Where:      P       =     a hypothetical initial payment to the Variable Account of $1,000
                                       T       =     average annual total return
                                       n       =     number of years
                                       EV      =     the ending value of the $1,000 payment at the end of the specified period

The calculation of Supplemental Total Return reflects the 1.45% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

PERFORMANCE TABLES. Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45%, the $30 annual Contract fee the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
             COMMONWEALTH ANNUITY ADVANTAGE AND EXECANNUITY PLUS `93

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT

     FOR PERIODS ENDING DECEMBER 31, 2015 AND SINCE INCEPTION OF SUB-ACCOUNT

                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                                              10 YEARS OR
                                                                                                                 SINCE
                                                                                                               INCEPTION
                                                           SUB-ACCOUNT        FOR YEAR                          OF SUB-
                                                            INCEPTION           ENDED                           ACCOUNT
                                                               DATE           12/31/15          5 YEARS        (IF LESS)
                                                          --------------   --------------   --------------   --------------
Goldman Sachs Core Fixed Income Fund                         01/09/06              -11.09            -1.80            -0.14
Goldman Sachs Equity Index Fund                              01/09/06              -10.47             7.13             2.23
Goldman Sachs Global Trends Allocation Fund                  05/22/12              -16.65              N/A             1.50
Goldman Sachs Growth Opportunities Fund                      01/09/06              -16.09             4.71             4.96
Goldman Sachs High Quality Floating Rate Fund                01/09/06              -11.72            -3.66            -0.65
Goldman Sachs Mid Cap Value Fund                             01/09/06              -20.04             3.25             3.07
Goldman Sachs Government Money Market Fund                   01/09/06              -11.32            -5.62            -3.56
Goldman Sachs Strategic Growth Fund                          01/09/06               -8.46             7.36             2.25
Goldman Sachs Strategic International Equity Fund            01/09/06              -10.63            -2.18            -4.28
Goldman Sachs U.S. Equity Insights Fund                      01/09/06              -11.70             8.60             0.83
AB VPS Growth and Income Portfolio                            8/1/00               -10.02             8.30             1.32
AB VPS Large Cap Growth Portfolio                             8/1/00                -1.40             9.15             2.00
AB VPS Small/Mid Cap Value Portfolio                          5/1/02               -16.54             3.67             2.96
AB VPS Value Portfolio                                        5/1/02               -17.89             4.18            -1.52
Delaware VIP International Value Equity Series                5/6/93               -10.88            -3.48            -2.75
Delaware VIP Smid Cap Growth Series                           8/1/00                -4.65             8.31             5.55
Deutsche Large Cap Value VIP                                  8/1/00               -17.62             3.08            -3.13
Deutsche Capital Growth VIP                                   8/1/00                -3.45             7.72             3.06
Eaton Vance VT Floating Rate Income                           5/1/01               -12.21            -2.79            -1.31
Fidelity VIP Asset Manager(SM) Portfolio                      5/4/94               -11.20             0.71             1.28
Fidelity VIP Equity-Income Portfolio                          9/5/91               -14.96             4.59             0.33
Fidelity VIP Growth Portfolio                                 9/5/91                -4.77             8.32             3.10
Fidelity VIP High Income Portfolio                           9/24/91               -14.65            -1.10             1.25
Fidelity VIP Overseas Portfolio                               9/5/91                -8.01            -1.14            -1.60
Fidelity VIP Contrafund(R) Portfolio                          5/1/01               -10.95             5.52             2.34
Fidelity VIP Growth Opportunities Portfolio                   8/1/00                -6.44             9.69             2.39
Fidelity VIP Mid Cap Portfolio                                5/1/02               -12.82             2.28             2.91
Fidelity VIP Value Strategies Portfolio                       5/1/02               -14.25             4.00             1.39
Franklin Growth and Income VIP Fund                           8/1/00               -12.16             4.93             0.79
Franklin Large Cap Growth VIP Fund                            5/1/02                -6.19             5.93             1.76
Franklin Small-Mid Cap Growth Securities Fund                 8/1/00               -13.76             3.56             2.18
Franklin Mutual Shares VIP Fund                               5/1/02               -15.84             2.93            -0.02
Templeton Foreign VIP Fund                                    5/1/02               -17.27            -3.90            -1.58
Invesco V.I. American Franchise Fund                         05/01/01               -6.75             6.11             2.07
Invesco V.I. Core Equity Fund                                08/01/00              -16.61             3.29             1.77
Invesco V.I. Global Health Care Fund                         08/01/00               -8.44            12.11             4.82
Invesco V.I. Mid Cap Growth Fund                             5/1/2002              -10.38             3.72             0.96
Invesco V.I. Value Opportunities Fund                        05/01/02              -21.08             2.40            -3.27
Janus Aspen Janus Portfolio                                   8/1/00                -6.69             6.31             2.78
MFS(R)Mid Cap Growth Series                                   5/1/02                -7.28             6.03            -0.12
MFS(R)New Discovery Series                                    5/1/02               -13.29             1.36             3.50
MFS(R)Total Return Series                                     5/1/02               -11.86             2.31             0.66
MFS(R)Utilities Series                                        5/1/02               -24.83             1.71             4.21
Oppenheimer Capital Appreciation Fund/VA                      5/1/02                -8.34             6.45             1.12

Oppenheimer Conservative Balanced Fund/VA                     5/1/02               -10.81             1.30            -3.49
Oppenheimer Global Fund/VA                                    5/1/02                -7.97             2.94             1.24
Oppenheimer Global Strategic Income Fund/VA                   5/1/02               -13.61            -3.32           -26.47
Oppenheimer Main Street Fund(R)/VA                            5/1/02                -8.49             6.66             1.75
Pioneer Emerging Markets VCT Portfolio                        8/1/00               -25.56           -15.50            -4.42
Pioneer Real Estate Shares VCT Portfolio                      8/1/00                -7.20             7.04             2.57
T. Rowe Price International Stock Portfolio                   5/1/95               -12.15            -2.68            -1.49

                                    TABLE 1B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS

                      FOR PERIODS ENDING DECEMBER 31, 2015

                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEE)


                                                                                                              10 YEARS OR
                                                                                                                 SINCE
                                                                                                               INCEPTION
                                                           SUB-ACCOUNT        FOR YEAR                          OF SUB-
                                                            INCEPTION           ENDED                           ACCOUNT
                                                               DATE           12/31/15          5 YEARS        (IF LESS)
                                                          --------------   --------------   --------------   --------------
Goldman Sachs Core Fixed Income Fund                         01/09/06               -1.19             2.08             2.99
Goldman Sachs Equity Index Fund                              01/09/06               -0.52            10.49             5.73
Goldman Sachs Global Trends Allocation Fund                 05/22/2012              -7.18              N/A             7.26
Goldman Sachs Growth Opportunities Fund                      01/09/06               -6.58             8.22             8.10
Goldman Sachs High Quality Floating Rate Fund                01/09/06               -1.87             0.30             2.40
Goldman Sachs Mid Cap Value Fund                             01/09/06              -10.84             6.87             6.45
Goldman Sachs Government Money Market Fund                   01/09/06               -1.44            -1.45            -0.15
Goldman Sachs Strategic Growth Fund                          01/09/06                1.65            10.77             5.82
Goldman Sachs Strategic International Equity Fund            01/09/06               -0.69             1.87            -0.26
Goldman Sachs U.S. Equity Insights Fund                      01/09/06               -1.85            11.85             4.77
AB VPS Growth and Income Portfolio                            8/1/00                -0.04            11.52             4.70
AB VPS Large Cap Growth Portfolio                             8/1/00                 9.25            12.54             5.55
AB VPS Small/Mid Cap Value Portfolio                          5/1/02                -7.06             7.31             5.93
AB VPS Value Portfolio                                        5/1/02                -8.52             7.72             2.21
Delaware VIP International Value Equity Series                5/6/93                -0.97             0.64             0.72
Delaware VIP Smid Cap Growth Series                           8/1/00                 5.75            11.56             8.43
Deutsche Large Cap Value VIP                                  8/1/00                -8.22             6.69             0.96
Deutsche Capital Growth VIP                                   8/1/00                 7.04            11.20             6.42
Eaton Vance VT Floating Rate Income                           5/1/01                -2.40             1.14             1.93
Fidelity VIP Asset Manager(SM) Portfolio                      5/4/94                -1.31             4.55             4.23
Fidelity VIP Equity-Income Portfolio                          9/5/91                -5.36             8.06             3.69
Fidelity VIP Growth Portfolio                                 9/5/91                 5.62            11.68             6.31
Fidelity VIP High Income Portfolio                           9/24/91                -5.02             2.67             4.07
Fidelity VIP Overseas Portfolio                               9/5/91                 2.12             2.93             1.81
Fidelity VIP Contrafund(R) Portfolio                          5/1/01                -1.04             9.03             5.45
Fidelity VIP Growth Opportunities Portfolio                   8/1/00                 3.82            12.90             5.91
Fidelity VIP Mid Cap Portfolio                                5/1/02                -3.06             6.11             5.81
Fidelity VIP Value Strategies Portfolio                       5/1/02                -4.59             7.60             4.72
Franklin Growth and Income VIP Fund                           8/1/00                -2.35             8.41             4.13
Franklin Large Cap Growth VIP Fund                            5/1/02                 4.09             9.47             5.02
Franklin Small-Mid Cap Growth VIP Fund                        8/1/00                -4.07             7.23             5.32
Franklin Mutual Shares VIP Fund                               5/1/02                -6.32             6.54             3.26
Templeton Foreign VIP Fund                                    5/1/02                -7.85             0.07             1.48
Invesco V.I. American Franchise Fund                          5/1/01                 3.48             9.67             5.31
Invesco V.I. Core Equity Fund                                 8/1/00                -7.14             6.86             4.71
Invesco V.I. Global Health Care Fund                          8/1/00                 1.67            15.18             7.85
Invesco V.I. Mid Cap Growth Fund                              5/1/02                -0.42             7.44             4.29
Invesco V.I. Value Opportunities Fund                         5/1/02               -11.95             6.00             0.79
Janus Aspen Janus Portfolio                                   8/1/00                 3.55             9.85             5.89
MFS(R) Mid Cap Growth Series                                  5/1/02                 2.92             9.58             3.81
MFS(R) New Discovery Series                                   5/1/02                -3.56             5.16             6.34
MFS(R) Total Return Series                                    5/1/02                -2.02             6.00             3.77
MFS(R) Utilities Series                                       5/1/02               -15.99             5.25             6.52
Oppenheimer Capital Appreciation Fund/VA                      5/1/02                 1.77             9.93             4.58
Oppenheimer Conservative Balanced Fund/VA                     5/1/02                -0.89             5.10             0.55
Oppenheimer Global Fund/VA                                    5/1/02                 2.17             6.68             4.40
Oppenheimer Global Strategic Income Fund/VA                   5/1/02                -3.90             0.66           -10.70
Oppenheimer Main Street Fund(R)/VA                            5/1/02                 1.61            10.08             5.04
Pioneer Emerging Markets VCT Portfolio                        8/1/00               -16.79           -10.60            -1.50
Pioneer Real Estate Shares VCT Portfolio                      8/1/00                 3.00            10.41             5.79
T. Rowe Price International Stock Portfolio                   5/1/95                -2.34             1.39             1.83

YIELD AND EFFECTIVE YIELD - THE GOLDMAN SACHS MONEY MARKET SUB-ACCOUNT


Set forth below is yield and effective yield information for the Goldman Sachs Money Market Sub-Account for the seven-day period ended December 31, 2015:


     Yield                                      -1.51%
     Effective Yield                            -1.50%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Goldman Sachs Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

         Effective Yield = [(base period return + 1)(365/7)] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                             STATE PREMIUM TAX CHART

                                                                NON-
                                          QUALIFIED          QUALIFIED
STATE                                       PLANS              PLANS
-----                                  --------------     --------------
California                                       0.50%*             2.35%*
Maine                                            0.00%              2.00%
Nevada                                           0.00%              3.50%*
South Dakota                                     0.00%              1.25%**
West Virginia                                    1.00%*             1.00%*
Wyoming                                          0.00%              1.00%

----------
* Taxes will be assessed when annuity benefits commence. We reserve the right to deduct taxes earlier if such taxes are assessed by the state.

**   The Tax Rate is 0.08% on annuity considerations in excess of $500,000.

                              FINANCIAL STATEMENTS

Financial Statements are included for Commonwealth Annuity and Life Insurance Company and for its Separate Account VA-K.

[COMMONWEALTH ANNUITY LOGO]

(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2015, 2014 AND 2013

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

TABLE OF CONTENTS
DECEMBER 31, 2015

                                                                                                                        PAGE
                                                                                                                       -------
INDEPENDENT AUDITOR'S REPORT

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Balance Sheets                                                                                                  3

Consolidated Statements of Operations                                                                                        4

Consolidated Statements of Comprehensive Income (Loss)                                                                       5

Consolidated Statements of Shareholders' Equity                                                                              6

Consolidated Statements of Cash Flows                                                                                        7

Notes to the Consolidated Financial Statements                                                                               8

  1.   Nature of Operations                                                                                                  8

  2.   Accounting Policies and Organizational Risks                                                                          8

  3.   Significant Transactions                                                                                             20

  4.   Policyholder Liabilities                                                                                             22

  5.   Investments                                                                                                          28

  6.   Derivative Instruments                                                                                               34

  7.   Investment Income and Gains and Losses                                                                               36

  8.   Fair Value Disclosure of Financial Instruments                                                                       37

  9.   Closed Blocks                                                                                                        46

  10.  Income Taxes                                                                                                         47

  11.  Dividend Restrictions and Statutory Information                                                                      49

  12.  Value of Business Acquired, Deferred Acquisition Costs, Unearned Revenue Reserves and Unearned Front-End Loads       50

  13.  Reinsurance                                                                                                          51

  14.  Composition of Other Assets, Liabilities, Income and Expenses                                                        53

  15.  Commitments and Contingencies                                                                                        54

  16.  Related Party Transactions                                                                                           56

  17.  Notes Payable and Accrued Interest                                                                                   56

  18.  Employee Benefit Plans                                                                                               57

  19.  Accumulated Other Comprehensive Income (Loss)                                                                        59

  20.  Subsequent Events                                                                                                    59

  21.  Revisions to 2014 and 2013 Audited Financial Statements                                                              59

[PWC LOGO]

                          INDEPENDENT AUDITOR'S REPORT

To the Board of Directors of
Commonwealth Annuity and Life Insurance Company

We have audited the accompanying consolidated financial statements of Commonwealth Annuity and Life Insurance Company and its subsidiaries, which comprise the consolidated balance sheets as of December 31, 2015 and December 31, 2014, and the related consolidated statements of operations, comprehensive income (loss), shareholders' equity and cash flows for the three years in the period ended December 31, 2015.

MANAGEMENT'S RESPONSIBILITY FOR THE CONSOLIDATED FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Commonwealth Annuity and Life Insurance Company and its subsidiaries at December 31, 2015 and December 31, 2014, and the results of their operations and their cash flows for the three years then ended December 31, 2015 in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP

April 15, 2016

PRICEWATERHOUSECOOPERS LLP, 101 SEAPORT BOULEVARD, SUITE 500, BOSTON, MA 02210
T: (617) 530 5000, F: (617) 530 5001, WWW.PWC.COM/US

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

CONSOLIDATED BALANCE SHEETS

                                                                                                                     2014
AS OF DECEMBER 31,                                                                                                    AS
(IN MILLIONS, EXCEPT SHARES AND PER SHARE AMOUNTS)                                                 2015            REVISED
-------------------------------------------------------------------------------------------   ---------------  --------------
ASSETS
  Investments:
    Available-for-sale fixed maturity securities at fair value (amortized cost of
      $28,168 and $21,253 in 2015 and 2014, respectively)                                     $       27,783   $       22,344
    Trading fixed maturity securities at fair value (amortized cost of $0 and
      $1,207 in 2015 and 2014, respectively)                                                              --            1,308
    Equity securities at fair value (cost of $48 and $24 in 2015 and 2014, respectively)                  59               24
    Mortgage loans (includes mortgage loans carried at fair value of $0 and $32
      in 2015 and 2014, respectively)                                                                  2,594            1,432
    Policy loans                                                                                         675              737
    Other invested assets (includes $297 and $330 related to variable interest
      entities in 2015 and 2014, respectively)                                                           553              462
                                                                                              --------------   --------------
        Total investments                                                                             31,664           26,307
  Cash and cash equivalents (includes $25 and $13 related to variable interest
    entities in 2015 and 2014, respectively)                                                           1,249            1,020
  Accrued investment income                                                                              236              192
  Reinsurance recoverable (includes assets at fair value of $1,573 and $1,420 in
    2015 and 2014, respectively)                                                                      10,460            8,933
  Value of business acquired                                                                             922              782
  Deferred policy acquisition costs                                                                    1,038              517
  Deferred income taxes                                                                                  373               59
  Derivative instruments receivable                                                                      417              317
  Other assets (includes $63 and $73 related to variable interest entities in
    2015 and 2014, respectively)                                                                         230              153
  Current income taxes recoverable                                                                       104               --
  Separate account assets                                                                              5,469            5,037
                                                                                              --------------   --------------
        Total assets                                                                          $       52,162   $       43,317
                                                                                              ==============   ==============

LIABILITIES
  Policyholder liabilities:
    Future policy benefits (includes liabilities carried at fair value of $1,436
      and $1,560 in 2015 and 2014, respectively)                                              $        2,137   $        2,240
    Outstanding claims and losses (includes liabilities carried at fair value of
      $17 and $43 in 2015 and 2014, respectively)                                                        228              262
    Contractholder deposit funds and other policyholder liabilities (includes
      liabilities carried at fair value of $1,141 and $2,537 in 2015 and 2014, respectively)          34,458           27,182
                                                                                              --------------   --------------
        Total policyholder liabilities                                                                36,823           29,684
  Notes payable and accrued interest - affiliate                                                         258              302
  Derivative instruments payable                                                                          --              220
  Collateral on derivative instruments                                                                   216              145
  Securities sold under agreements to repurchase                                                         402              381
  Accrued expenses and other liabilities (includes $26 and $24 related to variable
    interest entities in 2015 and 2014, respectively)                                                    372              314
  Reinsurance liabilities                                                                              6,890            5,359
  Separate account liabilities                                                                         5,469            5,037
                                                                                              --------------   --------------
        Total liabilities                                                                             50,430           41,442
                                                                                              --------------   --------------

Commitments and contingencies (Note 15)

SHAREHOLDERS' EQUITY AND NON-CONTROLLING INTERESTS
  Common stock, Class B, $1,000 par value, 10,000 shares authorized, 2,526
    shares issued and outstanding                                                                          3                3
  Additional paid-in capital                                                                           1,341            1,033
  Accumulated other comprehensive income (loss)                                                         (209)             547
  Retained earnings                                                                                      541              243
  Non-controlling interests                                                                               56               49
                                                                                              --------------   --------------
        Total shareholders' equity                                                                     1,732            1,875
                                                                                              --------------   --------------
        Total liabilities and shareholders' equity                                            $       52,162   $       43,317
                                                                                              ==============   ==============

        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

CONSOLIDATED STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31,                                                                         2014            2013
(IN MILLIONS)                                                                            2015         AS REVISED      AS REVISED
----------------------------------------------------------------------------------   -------------   -------------   -------------
REVENUES
  Premiums                                                                           $      (1,272)  $         142   $          62
  Universal life and investment-type product policy fees                                     1,008             964             349
  Net investment income                                                                      1,015           1,148             288
  Net realized investment gains (losses)
    Total other-than-temporary impairment ("OTTI") losses                                       (5)             --              --
    Portion recognized in other comprehensive income (loss)                                     --              --              --
                                                                                     -------------   -------------   -------------
      Net OTTI losses recognized in earnings                                                    (5)             --              --
    Net realized capital gains, excluding net OTTI losses recognized in earnings               103             153             147
                                                                                     -------------   -------------   -------------
  Total net realized investment gains                                                           98             153             147
  Other income                                                                                  42              43              29
                                                                                     -------------   -------------   -------------
    Total revenues                                                                             891           2,450             875
                                                                                     -------------   -------------   -------------

BENEFITS, LOSSES AND EXPENSES
  Policy benefits, claims and losses and loss adjustment expenses                              (64)          1,969             705
  Amortization of policy acquisition costs                                                     121             174              83
  (Gains) on derivative instruments                                                            (55)           (421)            (40)
  Interest expenses                                                                             13              10              --
  Other operating expenses                                                                     426             422              69
                                                                                     -------------   -------------   -------------
    Total benefits, losses and expenses                                                        441           2,154             817
                                                                                     -------------   -------------   -------------

Income before provision for income taxes and non-controlling interests                         450             296              58

Income tax expense                                                                             149              95              16

Net income, including non-controlling interests                                                301             201              42
Net income attributed to non-controlling interests                                               3               2              --
                                                                                     -------------   -------------   -------------
Net income attributable to the Company                                               $         298   $         199   $          42
                                                                                     =============   =============   =============

        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

FOR THE YEARS ENDED DECEMBER 31,                                                                         2014            2013
(IN MILLIONS)                                                                             2015        AS REVISED      AS REVISED
----------------------------------------------------------------------------------   -------------   -------------   -------------
Net income, including non-controlling interests                                      $         301   $         201   $          42

Other comprehensive income (loss), before tax:
   Unrealized gains (losses) on securities and other invested assets for the period         (1,416)            910            (100)
     Less: reclassification adjustment for gains included in net income                         76             170             120
                                                                                     -------------   -------------   -------------
   Unrealized gains (losses) on available-for-sale securities and other invested
     assets                                                                                 (1,492)            740            (220)
   Net effect on value of business acquired and deferred acquisition costs                     304            (197)             42
   Unrealized gains (losses) on pension plans                                                    1              (1)             --
                                                                                     -------------   -------------   -------------
Other comprehensive income (loss), before tax                                               (1,187)            542            (178)
                                                                                     -------------   -------------   -------------

Income tax benefit (expense) related to:
   Net unrealized investment gains (losses)                                                    526            (264)             77
   Net effect on value of business acquired and deferred acquisition costs                    (108)             71             (15)
                                                                                     -------------   -------------   -------------
     Total income tax benefit (expense)                                                        418            (193)             62
                                                                                     -------------   -------------   -------------

Other comprehensive income (loss), net of tax                                                 (769)            349            (116)
                                                                                     -------------   -------------   -------------

Comprehensive income (loss) before non-controlling interests                                  (468)            550             (74)
   Less: non-controlling interests(1), net of taxes                                            (10)              6              --
                                                                                     -------------   -------------   -------------
Comprehensive income (loss) attributable to the Company                              $        (458)  $         544   $         (74)
                                                                                     =============   =============   =============

----------
(1) Represents net income attributable to non-controlling interests of $3 million, $2 million and $0 million plus other comprehensive (loss) income attributable to non-controlling interests of $(13) million, $4 million and $0 million for the years ended December 31, 2015, 2014 and 2013, respectively.

        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY

                                                      ACCUMULATED
                                       ADDITIONAL        OTHER                       TOTAL COMPANY        NON-            TOTAL
                            COMMON      PAID-IN      COMPREHENSIVE      RETAINED     SHAREHOLDERS'    CONTROLLING     SHAREHOLDERS'
(IN MILLIONS)               STOCK       CAPITAL      INCOME (LOSS)      EARNINGS        EQUITY         INTERESTS         EQUITY
-----------------------  -----------  ------------  ----------------   -----------  ---------------   ------------   --------------
BALANCE AT DECEMBER 31,
   2012                  $         3  $        602  $            318   $         2  $           925   $         --   $          925

Net income as revised             --            --                --            42               42             --               42
Other comprehensive
   loss as revised                --            --              (116)           --             (116)            --             (116)
Capital contribution              --           213                --            --              213             --              213
                         -----------  ------------  ----------------   -----------  ---------------   ------------   --------------
BALANCE AT DECEMBER 31,
   2013 AS REVISED                 3           815               202            44            1,064             --            1,064

Net income as revised             --            --                --           199              199              2              201
Other comprehensive
   income as revised              --            --               345            --              345              4              349
Capital contribution as
   revised                        --           218                --            --              218             43              261
                         -----------  ------------  ----------------   -----------  ---------------   ------------   --------------
BALANCE AT DECEMBER 31,
   2014 AS REVISED                 3         1,033               547           243            1,826             49            1,875

Net income                        --            --                --           298              298              3              301
Other comprehensive
   loss                           --            --              (756)           --             (756)           (13)            (769)
Capital contribution              --           308                --            --              308             17              325
                         -----------  ------------  ----------------   -----------  ---------------   ------------   --------------
BALANCE AT DECEMBER 31,
   2015                  $         3  $      1,341  $           (209)  $       541  $         1,676   $         56   $        1,732
                         ===========  ============  ================   ===========  ===============   ============   ==============

        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                                                        2014           2013
(IN MILLIONS)                                                                           2015         AS REVISED      AS REVISED
----------------------------------------------------------------------------------  -------------   -------------   ------------
CASH FLOWS FROM OPERATING ACTIVITIES
 Net income, including non-controlling interests                                    $         301   $         201   $         42
 Adjustments to reconcile net income to net cash provided by operating activities:
   Changes in fair value of trading fixed maturity securities                                 101             (81)            45
   Net realized investment (gains)                                                            (98)           (153)          (148)
   Non cash derivative activity                                                              (194)           (181)           480
   Non cash reinsurance recapture (gain)                                                       --              --           (122)
   Net accretion and amortization                                                            (188)           (171)           (92)
   Interest credited to policyholder account balances less universal life and
     investment-type product policy fees                                                      183             113             17
   Deferred income tax                                                                        110              --           (260)
   Reinsurance transactions and acquisitions, net of cash provided                           (118)             99             --
   Change in premiums, notes receivable and reinsurance recoverable, net of
     reinsurance premiums payable                                                             647            (428)           (87)
   Change in deferred acquisition costs                                                      (452)           (360)           (25)
   Change in accrued investment income                                                        (48)             11             17
   Change in policyholder liabilities and accruals, net                                       928           1,810            166
   Other, net                                                                                (333)            132            281
                                                                                    -------------   -------------   ------------
     Net cash provided by operating activities                                                839             992            314
                                                                                    -------------   -------------   ------------

CASH FLOWS FROM INVESTING ACTIVITIES
   Proceeds from disposals of available-for-sale fixed maturity securities                  9,164           7,964          6,220
   Proceeds from maturities of available-for-sale fixed maturity securities                   208             145             76
   Proceeds from disposals of trading fixed maturity securities                               342             260            329
   Proceeds from maturities of trading fixed maturity securities                               --               2             13
   Proceeds from mortgages sold, matured or collected                                         167             135            135
   Proceeds from disposals of other investments                                               599             289            507
   Contribution of insurance companies                                                         --            (505)           169
   Purchase of available-for-sale fixed maturity securities                               (13,567)        (11,065)        (5,545)
   Purchase of trading fixed maturity securities                                              (83)           (220)          (330)
   Purchase of mortgages                                                                   (1,316)           (211)          (115)
   Other investing activities, net                                                           (843)           (422)        (1,207)
                                                                                    -------------   -------------   ------------
     Net cash (used in) provided by investing activities                                   (5,329)         (3,628)           252
                                                                                    -------------   -------------   ------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Settlement of repurchase agreements                                                     (2,844)         (3,886)        (1,957)
   Proceeds from issuance of repurchase agreements                                          2,865           3,646          2,463
   Reinsurance transactions and acquisitions, net of cash provided                            432              --             --
   Deposits from contractholder deposit funds                                               6,743           5,531          1,072
   Withdrawals from contractholder deposit funds                                           (2,757)         (3,081)        (1,628)
   Issuance of surplus note to parent                                                          --             300             --
   Repayment of debt                                                                          (45)             --             --
   Capital contribution                                                                       325             162             --
   Dividends to shareholders                                                                   --              --           (150)
                                                                                    -------------   -------------   ------------
     Net cash (used in) provided by financing activities                                    4,719           2,672           (200)
                                                                                    -------------   -------------   ------------

Net change in cash and cash equivalents                                                       229              36            366
Cash and cash equivalents, beginning of period                                              1,020             984            618
                                                                                    -------------   -------------   ------------
Cash and cash equivalents, end of period                                            $       1,249   $       1,020   $        984
                                                                                    =============   =============   ============

SUPPLEMENTAL CASH FLOW INFORMATION
   Income taxes received (paid)                                                     $         179   $         (36)  $        (71)
   Interest paid                                                                    $         (10)  $          (7)  $         --

        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS


COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF OPERATIONS

The "Company" refers to Commonwealth Annuity and Life Insurance Company, a stock company of the Commonwealth of Massachusetts, and its subsidiaries. The Company is a multiline insurance and reinsurance company that provides retirement and life insurance products and reinsurance solutions through its subsidiaries in the United States ("U.S."). The Company's retirement products principally include multi-year guaranteed annuities, fixed index annuities ("FIA"), and variable annuities ("VA"). The Company's life insurance products principally include indexed universal life ("IUL"), universal life ("UL"), variable universal life ("VUL"), traditional life, and preneed insurance. The Company also assumes blocks of life and annuity business through reinsurance.

2.  ACCOUNTING POLICIES AND ORGANIZATIONAL RISKS

BASIS OF PRESENTATION

The accompanying audited consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the U.S. ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The most significant estimates are those used in determining the fair value of financial instruments, estimated gross profits to value deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA"), valuation of future policy benefits, timing and extent of loss recognition, valuation of liabilities for guaranteed benefit features of VA products, OTTI of investments and valuation allowance on deferred tax assets. Although these and other estimates and assumptions are based on the best available information, actual results could differ from those estimates.

The consolidated financial statements include the results of operations and financial position of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Certain reclassifications have been made to the previously reported amounts to conform to the current year presentation. Mezzanine loans, with a balance of $187 million as of December 31, 2014, have been reclassified from other invested assets to mortgage loans in the Consolidated Balance Sheets. Federal Home Loan Bank ("FHLB") common stock, with a balance of $9 million as of December 31, 2014, has been reclassified from equity securities at fair value to other invested assets in the Consolidated Balance Sheets.

The 2014 and 2013 consolidated financial statements and footnotes have been revised for the items noted in Note 21.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates related to such policies:

             ACCOUNTING POLICY                                            NOTE
             -----------------------------------------------------  -----------------
             Policyholder Liabilities                                       4
             Financial Instruments                                    5, 6, 7 and 8
             Variable Interest Entities                                 5, 7 and 8
             Valuation of Investments                                       8
             Closed Blocks                                                  9
             Income Taxes                                                   10
             Value of Business Acquired                                     12
             Deferred Policy Acquisition Costs                              12
             Unearned Revenue Reserves                                      12
             Reinsurance                                                    13

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments. The Company separates its financial instruments into two categories: cash instruments and derivative contracts.

     CASH INSTRUMENTS

Cash instruments include: U.S. government and federal agency obligations; asset-backed, commercial and residential mortgage-backed securities ("structured securities"); investment-grade corporate bonds; state, municipal and provincial obligations; mutual funds held in separate accounts; commercial mortgage loans; other non-derivative financial instruments; and cash and cash equivalents.

The Company accounts for its fixed maturity securities (including bonds, structured securities and redeemable preferred stock) and certain equity securities (including common stock and non-redeemable preferred stock) at fair value. Fair value is based on quoted market prices where available. When quoted market prices are not available, the Company estimates fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (in respect of private placement debt securities) by quoted market prices of comparable instruments (in respect of untraded public securities) and by independent pricing sources or internally developed pricing models. Fixed maturity securities and equity securities may be classified as either available-for-sale ("AFS"), held-to-maturity or trading, with a limited number of securities classified using the fair value option. The Company currently holds fixed maturity securities and equity securities as AFS or trading. AFS fixed maturity securities are carried at fair value, with unrealized gains and losses, net of tax, reported in accumulated other comprehensive income (loss) in the Consolidated Balance Sheets. Trading fixed maturity securities and investments under the fair value option elections are carried at fair value, with unrealized gains and losses reported in net investment income in the Consolidated Statements of Operations. Realized investment gains and losses are recognized on a first in first out basis and are reported in net realized investment gains in the Consolidated Statements of Operations. The cost or amortized cost of fixed maturity securities is adjusted for OTTI, amortization of premiums and accretion of discounts to maturity. Such amortization and accretion is calculated using the effective yield method and included in net investment income in the Consolidated Statements of Operations.

For asset-backed and fixed maturity debt securities, the Company recognizes interest income using a constant effective yield based on estimated cash flows generated from internal models utilizing interest rate, default and prepayment assumptions. For high credit quality asset-backed securities, effective yields are recalculated based on actual payments received and updated prepayment expectations and the cost or amortized cost is recalculated retrospectively with a corresponding charge or credit to net investment income in the Consolidated Statements of Operations. For asset-backed securities that are not high credit quality or are credit impaired, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. Prepayment fees are recorded when earned in net investment income in the Consolidated Statements of Operations.

Mortgage loans acquired at a premium or discount are carried at amortized cost using the effective interest rate method. Mortgage loans held by the Company are diversified by property type and geographic area throughout the U.S. Mortgage loans are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses. The Company estimates an allowance for loan and lease losses ("ALLL") representing potential credit losses embedded in the mortgage loan portfolio. The estimate is based on a consistently applied analysis of the loan portfolio and takes into consideration all available information, including industry, geographical, economic and political factors. The estimates are recorded in a contra asset account under mortgage loans in the Consolidated Balance Sheets. See Note 5 for additional information on mortgage loans.

Policy loans represent loans the Company issues to contractholders which are fully collateralized by the cash surrender value of associated life insurance policies. Policy loans are carried at unpaid principal balances. Interest income on such loans is recognized as earned using the contractually agreed upon interest rate and reflected in net investment income in the Consolidated Statements of Operations. Generally, interest is capitalized on the associated policy's anniversary date.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Other invested assets consist of the Company's investments in joint ventures, limited partnerships and limited liability companies in which the Company does not have voting control or power to direct activities. Joint venture, limited partnership and limited liability company interests are accounted for using the equity method of accounting. The equity method of accounting requires that the investments be initially recorded at cost and the carrying amount of the investment subsequently adjusted to recognize the Company's share of the earnings and losses. The income from the Company's equity in these investments is included in net investment income or net realized investment gains in the Consolidated Statements of Operations. In applying the equity method, the Company uses financial information provided by the investee, generally on a one to three month lag due to the timing of the receipt of related financial statements. The contributions to and distributions from limited partnerships are classified as investing activities within the Consolidated Statements of Cash Flows. The Company consolidates joint ventures, limited partnerships and limited liability companies when it is deemed to control or is considered the primary beneficiary of a variable interest entity ("VIE"). See Note 5 for additional information on VIEs.

The Company's investments in limited partnerships, private equity funds and hedge funds are carried at estimated fair value as other invested assets in the Consolidated Balance Sheets. Changes in the fair value of private equity funds, hedge funds and affordable housing tax credit limited partnerships are reported in net investment income in the Consolidated Statements of Operations. Changes in the fair value of all limited partnerships are reported in accumulated other comprehensive income (loss) in the Consolidated Balance Sheets, net of deferred taxes.

Cash and cash equivalents include cash on hand, amounts due from banks, money market securities, highly liquid overnight deposits, discount notes and commercial paper held in the ordinary course of business. The Company considers all short-term highly liquid investments with original maturities of less than three months to be cash and cash equivalents. The Company also invests cash in overnight tri-party reverse repurchase agreements, in which the Company receives investment grade, highly liquid securities as collateral from counterparties. None of these assets are restricted or segregated for specific business reasons. Cash and cash equivalents are recorded in cash and cash equivalents in the Consolidated Balance Sheets at cost, which approximates fair value.

     DERIVATIVE CONTRACTS

Derivatives are instruments that derive their values from underlying asset prices, indices, foreign exchange rates, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter ("OTC") derivatives, or they may be listed and traded on an exchange ("exchange-traded"). Derivative instruments are recognized in either derivative instruments receivable or derivative instruments payable in the Consolidated Balance Sheets at estimated fair value.

The Company has entered into certain OTC derivatives, primarily equity options, swaps and interest rate swaptions to manage certain equity market, credit and interest rate risks. These instruments are carried at fair value with changes recorded in (gains) on derivatives instruments in the Consolidated Statements of Operations.

The Company trades equity and fixed income future contracts to mitigate the equity market and interest risks. These exchange-traded futures are traded through a regulated exchange and positions are carried at fair value with changes reported in (gains) on derivative instruments in the Consolidated Statements of Operations.

The Company's derivative portfolio also consists of equity index call options to hedge certain life and annuity products. The Company trades OTC options, swaps and exchange-traded futures to manage the risks from the VA products with Guaranteed Minimum Death Benefits ("GMDB"). These instruments are carried at fair value with changes recorded in (gains) on derivatives instruments in the Consolidated Statements of Operations.

The Company also purchases inflation swaps to hedge the inflation risks associated with certain preneed inflation-indexed policies. The estimated fair value of the swaps are based on quoted values. These changes in fair value are reported in (gains) on derivative instruments in the Consolidated Statements of Operations.

Currency swaps and forwards are purchased by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds. The estimated fair value of the swaps are based on interpolated foreign exchange rates. Changes in fair value are reflected in net realized investment gains in the Consolidated Statements of Operations.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

See Notes 5, 6, 7 and 8 for additional information about investments, derivative instruments, investment income and gains and losses and fair value measurements, respectively.

OTHER-THAN-TEMPORARY IMPAIRMENTS

At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to: its intent and ability to hold the impaired security until an anticipated recovery in value; the issuer's ability to meet current and future principal and interest obligations for fixed maturity securities; the length and severity of the impairment; and the financial condition and near term and long-term prospects for the issuer. The review process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions and other similar factors. The process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. Additional factors are considered when evaluating the unique features that apply to certain structured securities, including but not limited to the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority with the tranche structure of the security. In making these evaluations, the Company exercises considerable judgment.

If the Company intends to sell or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, then the Company recognizes a charge to earnings for the full amount of the impairment (the difference between the cost or amortized cost and fair value of the security). For impaired fixed maturity securities that the Company does not intend to sell and will not be required to sell, the Company separates the impairment into two components: credit loss and non-credit loss. Credit losses are charged to net realized investment gains in the Consolidated Statements of Operations and non-credit losses are charged to accumulated other comprehensive income (loss) in the Consolidated Balance Sheets.

The credit loss component is the difference between the security's cost or amortized cost and the present value of its expected future cash flows discounted at the current effective rate. The remaining difference between the security's fair value and the present value of its expected future cash flows is the non-credit loss. For corporate bonds both historical default (by rating) data is used as a proxy for the probability of default, and loss given default (by issuer) projections are applied to the par amount of the bond. Potential losses incurred on structured securities are based on expected loss models rather than incurred loss models. Expected cash flows include assumptions about key systematic risks (e.g. unemployment rates, housing prices) and loan-specific information (e.g. delinquency rates, loan-to-value ratios). Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

VARIABLE INTEREST ENTITIES

In the ordinary course of business, the Company invests in certain entities subject to analysis under the VIE. The Company analyzes each investment to determine whether it is a VIE or not, and if so, whether the Company is the primary beneficiary or a significant variable interest holder based on the qualitative and quantitative assessment. This assessment includes consideration as to whether or not the Company has the power to direct the activities of the VIE that most significantly impact its economic performance and whether or not the Company has either the obligation to absorb losses or the right to receive returns from the VIE that could be significant to the VIE. The Company evaluates the design of the entity, the risks to which the entity was designed to expose the variable interest holder and the extent of the Company's control of and variable interest in the VIE. See Notes 5, 7 and 8 for additional information.

REINSURANCE

Reinsurance accounting is applied for ceded and assumed transactions when risk transfer provisions have been met. To meet risk transfer requirements, a long-duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss. Those contracts that do not meet risk transfer requirements are accounted for using deposit accounting.

With respect to ceded reinsurance, the Company values reinsurance recoverables on reported claims at the time the underlying claim is recognized in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is reported as an asset in the Consolidated Balance Sheets. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The cost of reinsurance is deferred and amortized over the reinsurance contract period for short-duration contracts, or over the terms of the reinsured policies on a basis consistent with the reporting of those policies for long-duration contracts. Reinsurance contracts do not relieve the Company from its obligations to policyholders, and failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. There were no amounts deemed uncollectible at December 31, 2015 or 2014. See Note 13 for additional information about reinsurance.

VALUE OF BUSINESS ACQUIRED

VOBA represents the difference between estimated fair value of insurance and reinsurance contracts acquired in a business combination and the carrying value of the purchased in-force insurance contract liabilities. VOBA is amortized over the life of the policies in relation to the emergence of estimated gross profits from surrender charges, investment income, hedges, mortality, net of reinsurance ceded and expense margins and actual realized gains and losses on investments. The economic life of the UL and VULblock of policies is estimated at between 30 and 60 years, depending on the product and is amortized accordingly. VOBA is reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amount.

The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as AFS and for the effects of certain derivatives. See Note 12 for additional information about VOBA.

DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

DAC consists of commissions, ceding commissions and other costs that are directly related to the successful acquisition of new or renewal insurance contracts. The Company also defers sales inducements generated by annuities that offer enhanced crediting rates or bonus payments.

Acquisition costs related to traditional life products are amortized in proportion to premium revenue recognized. Acquisition costs and sales inducements related to VA, Preneed, UL, VUL, FIA, and MYGA products are amortized in proportion to total estimated gross profits from investment yields, hedges, mortality, net of reinsurance ceded, surrender charges and expense margins over the deemed economic life of the contracts. DAC and deferred sales inducements ("DSI") amortization on non-traditional products is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be recognized from these products. Acquisition costs related to the reinsurance of fixed annuities ("FA") are included in the net liability the Company holds. This net liability for FA is amortized in proportion to the reduction in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets.

The carrying amount of DAC is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as AFS and certain derivatives. See Note 12 for additional information about DAC.

INCOME TAXES

The Company operates certain subsidiaries in jurisdictions where they are subject to taxation. Income taxes are provided for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax basis of assets and liabilities. The Company reports interest expense related to income tax matters in income tax expense, and income tax penalties in other operating expenses in the Consolidated Statements of Operations.

SEPARATE ACCOUNTS

Separate Account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of VA and VUL insurance contractholders and certain pension funds. Assets consist principally of mutual funds at fair value. The investment income and gains and losses of these accounts generally accrue to the contractholders and therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed and earned on fund values of these contracts which are presented as a component of universal life and investment-type product policy fees in the Consolidated Statements of Operations. Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting accrue to and are borne by the contractholder. See Note 4 for additional information about liabilities for minimum guarantees.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

POLICYHOLDER LIABILITIES

Policyholder liabilities are based on the various estimates discussed below. Although the adequacy of these amounts cannot be assured, the Company believes that policyholder liabilities will be sufficient to meet future obligations of policies in-force.

     TRADITIONAL LIFE POLICIES

The Company has established liabilities for amounts payable under insurance policies, including traditional life insurance and term life insurance policies. Generally, liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate for the respective product. These assumptions, which include provisions for adverse deviations, are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. By utilizing these assumptions, liabilities are established on a block-of-business basis. For traditional long-duration insurance contracts, assumptions such as mortality, morbidity and interest rates are locked-in upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the Company to establish premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Such reserves are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of: (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 2.5% to 6.5% and mortality rated guarantee in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to the mortality and persistency are based upon the Company's experience when the basis of the liability is established, and are periodically being updated. Interest rate assumptions for the aggregate future policy benefit liabilities range from 2.0% to 7.5%.

     UNIVERSAL LIFE POLICIES

Base benefit reserves are deemed to be equal to the policyholder account value.

Contractholder deposit funds reserves for IUL with returns linked to the performance of a specified market index are equal to the sum of the fair value of the embedded derivatives and the host (or guaranteed) component of the contracts. The change in the fair value of the embedded derivative is linked to the performance of the equity option. The host value is established at inception of the contract and is equal to the total account value less the embedded derivative and accreted over the index period at a constant rate of interest. For the year ended December 31, 2015, the average interest crediting rate for those products is 6.6% for IUL. The Company holds additional liabilities for its no lapse guarantees ("NLG") (associated with UL-type products). See Note 4 for additional information around UL and IUL contractholder deposit funds.

     VARIABLE UNIVERSAL LIFE POLICIES

Certain assumed VUL policies include several forms of NLG. The Company holds additional liabilities for its NLG as discussed above. See Note 4 for additional information.

     PRENEED POLICIES

The Company's preneed insurance contracts are accounted for as UL-type contracts which require the retrospective deposit method. That accounting method establishes a liability for policyholder benefits in an amount determined by the account or contract balance that accrues to the benefit of the policyholder. This account value is deemed to be equal to the contract's statutory cash surrender value. The majority of the Company's preneed insurance contracts feature discretionary death benefit growth rates. The Company has the discretion to adjust these rates up or down. The Company has established an additional reserve for expected future discretionary benefits which is reflected as contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets. The Company has also issued preneed insurance contracts with crediting rates tied to inflation as measured by the Consumer Price Index ("CPI").

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

     FIXED ANNUITIES

     FIXED INDEX ANNUITIES

Contractholder deposit funds reserves for FIA earning a fixed rate of interest and certain other deferred annuity products are computed under a retrospective deposit method and represent policyholder account balances before applicable surrender charges.

Certain of the Company's FIA products enable the policyholder to allocate contract value between a fixed crediting rate and strategies which reflect the change in the value of an index, such as the Standard & Poor's ("S&P") 500 Index, or other indices. These products are accounted for as investment-type contracts. Balances for the indexed account consist of a combination of the underlying host contract and an embedded derivative value. The underlying host contract is primarily based on policy guarantees and its initial value is determined at the time of premium payment. Thereafter, the host contract liability increases with interest credited and decreases with guaranteed benefit payments to reach the guaranteed value (as adjusted) at projected maturity. The embedded derivative component's value is based on the fair value of the contracts' expected participation in future increases in the relevant index. The fair value of this embedded derivative component includes assumptions, including those about future interest rates and investment yields, future costs for options used to hedge the contract obligations, projected withdrawal and surrender activity, and the level and limits on contract participation in any future increases in the respective index option.

The liabilities for the FIA Guaranteed Minimum Withdrawal Benefits ("GMWB") are determined based on the Statement of Position ("SOP") 03-1.

     OTHER

In addition, certain FA contracts provide the contractholder with GMDB and/or GMWB. The liabilities for these benefits are calculated by estimating the present value of total expected (excess) benefit payments over the life of the contract divided by the present value of total expected assessments over the life of the contract ("benefit ratio") multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less cumulative payments plus interest on the reserves. The liabilities are included in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets. The change in the reserve for a period is the benefit ratio multiplied by the assessments recorded for the period less claims paid in the period plus interest and is included in policy benefits, claims and losses and loss adjustment expenses in the Consolidated Statements of Operations.

In addition, certain FA contracts provide the holder with long-term care benefits. The liabilities for these benefits are calculated by using the benefit ratio multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less cumulative payments plus interest on the reserves. The change in the reserve for a period is the benefit ratio multiplied by the assessments recorded for the period less claims paid in the period plus interest and is included in policy benefits, claims and losses and loss adjustment expenses in the Consolidated Statements of Operations.

Contractholder deposit funds reserves for certain assumed blocks of fixed deferred annuity products are accounted for as investment-type contracts. A net liability (consisting of the benefit reserve plus deferred revenue liability less DAC) is established at inception and amortized under the constant yield method.

     VARIABLE ANNUITIES

VA contracts offered and assumed by the Company provide the holder with various combinations of GMDB, Guaranteed Minimum Income Benefits ("GMIB") and Guaranteed Lifetime Withdrawal Benefits ("GLWB"). The liabilities are included in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets.

The liabilities for the GMDB are calculated by using the benefit ratio multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less cumulative payments plus interest on the reserves. The change in the reserve for a period is the benefit ratio multiplied by the cumulative assessments recorded for the period less claims paid in the period plus interest and is included in policy benefits, claims and losses and loss adjustment expenses in the Consolidated Statements of Operations.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The liabilities for the GMIB are calculated by using the benefit ratio multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less cumulative payments plus interest on the reserves. The change in the reserve for a period is the benefit ratio multiplied by the cumulative assessments recorded for the period less claims paid in the period plus interest and is included in policy benefits, claims and losses and loss adjustment expenses in the Consolidated Statements of Operations.

The liabilities for the VA GLWB are bifurcated into two separate and distinct liabilities:

    -   An embedded derivative which is held for non-life contingent GLWB; and
    -   An SOP 03-1 liability which is held for the life contingent GLWB.

The embedded derivative is calculated by first deriving a premium ratio such that the estimated present value of GLWB rider fees times the premium ratio less the estimated present value of non-life contingent GLWB in excess of account values is zero at the end of the month following the month of issue (or purchase date for the corresponding purchase GAAP liabilities). This premium ratio determines the amount of fees attributable to the embedded derivative. The GLWB liability is the present value of the respective future expected payments in excess of account value less the present value of assessed rider fees attributable to the embedded derivative.

The liabilities for the life contingent GLWB are calculated by using the benefit ratio multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less cumulative payments plus interest on the reserves. The change in the reserve for a period is the benefit ratio multiplied by the cumulative assessments recorded for the period less claims paid in the period plus interest and is included in policy benefits, claims and losses and loss adjustment expenses in the Consolidated Statements of Operations.

     OUTSTANDING CLAIMS AND LOSSES

Outstanding claims and losses include amounts payable relating to in course of settlement and incurred but not reported claim liabilities. In course of settlement claim liabilities are established for policies when the Company is notified of the death of the policyholder but the claim has not been paid as of the reporting date. Incurred but not reported claim liabilities are determined using studies of past experience and are estimated using actuarial assumptions of historical claims expense, adjusted for current trends and conditions. These estimates are continually reviewed and the ultimate liability may vary significantly from the amounts initially recognized, which are reflected in net income in the period in which they are determined.

Changes in policy and contract claims are recorded in policy benefits, claims and losses and loss adjustment expenses in the Consolidated Statements of Operations.

UNEARNED REVENUE RESERVE AND UNEARNED FROND-END LOAD

The Company receives certain revenues from UL insurance products which are deferred to future periods. The amount deferred is equal to the excess of the revenue collected over the ultimate future level of these revenues. A liability for this unearned revenue is established and amortized consistently with the amortization of DAC on similar products and recorded in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets.

For certain preneed contracts, the gross premium is in excess of the benefit reserve plus additional insurance liability. The unearned front-end load ("UFEL") is established to defer the recognition of this front-end load. UFEL is amortized consistent with the method used in the amortization of DAC and VOBA for preneed contracts.

The carrying amounts of unearned revenue reserve ("URR") and UFEL are adjusted for the effects of realized and unrealized gains and losses on debt securities classified as AFS and certain derivatives, and recorded in the universal life and investment-type product policy fees in the Consolidated Statements of Operations. See Note 12 for additional information about URR and UFEL.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

Premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized in premiums in the Consolidated Statements of Operations when due from the contractholder.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Amounts received as payment for UL and investment-type contracts are reported as deposits to contractholder account balances. Amounts received as payment for the Company's fixed fund VA are reported as a component of contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets. Revenues from these contracts consist primarily of fees assessed against the contractholder account balance for mortality, policy administration, separate account administration and surrender charges, and are reported in universal life and investment-type product policy fees in the Consolidated Statements of Operations. Additionally, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in net investment income in the Consolidated Statements of Operations.

Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are established as a URR liability and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. URR is reported in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets and amortized into universal life and investment-type product policy fees in the Consolidated Statements of Operations. Benefits, losses and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances in the Consolidated Statements of Operations.

OTHER INCOME

Other income is comprised of reinsurance administration fees, lease income, and management fees and is recognized when earned.

CLOSED BLOCKS

Through its insurance subsidiaries, the Company has acquired several closed blocks of participating life insurance policies.

First Allmerica Financial Life Insurance Company ("FAFLIC"), a Massachusetts domiciled insurance company and the Company's wholly-owned subsidiary, was established and began operating a closed block for the benefit of participating policies, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in-force as of FAFLIC's demutualization on October 16, 1995. Unless the Commonwealth of Massachusetts Commissioner of Insurance (the "Commissioner") consents to an earlier termination, the closed block will continue to be in effect until the expiration of in-force closed block policies.

The Company acquired two closed blocks of policies as part of the Accordia Life and Annuity Company ("Accordia") acquisition in 2013. The Indianapolis Life Insurance Company ("ILICO") Closed Block is comprised of participating individual life insurance policies. The ILICO Closed Block was established on September 18, 2000, pursuant to the Indy Life Plan of Conversion and operates in accordance with the Indy Life Closed Block Memorandum. The Company assumed certain obligations relating to a closed block of business originating from Aviva Life and Annuity Company, the successor to Amerus Life Insurance Company ("Amerus"). The Amerus Closed Block has been ceded to the Company on an excess of existing reinsurance basis.

All closed block assets will ultimately be paid out in policyholder benefits through policyholder dividends. In addition to the value of the policyholder liabilities, a provision is made in the fair value liability to reflect commissions and expenses incurred by the Company to support the closed block liabilities.

Although the assets and cash flow generated by the closed blocks inure solely to the benefit of the policyholders included in the closed blocks, the excess of closed block liabilities over closed block assets as measured on a U.S. GAAP basis represents the expected future after-tax income from the closed blocks which may be recognized in income over the period the policies and contracts in the closed blocks remain in-force. In the event that the closed blocks' assets are insufficient to meet the benefits of the closed blocks' benefits, general assets of the Company would be utilized to meet the contractual benefits to the closed blocks' policyholders.

Risk margins were made to the discount rate so that the present value of the best estimate cash flows equaled the actuarial appraisal value on the acquisition date. The risk margins ranged from 6.11% to 9.42%. The discount rates equaled the December 31, 2015 implied forward treasury rates, plus the risk margin, plus a provision for non-performance risk. The provision for non-performance risk was 0.31% as of December 31, 2015.

Effective December 1, 2015, the Company entered into coinsurance agreements which ceded substantially all the policies in the FAFLIC and the ILICO Closed Blocks.

See Notes 9 and 13 for additional information about the Company's closed blocks.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOREIGN CURRENCY

Assets and liabilities denominated in non-U.S. currencies are translated at rates of exchange prevailing on the date of the balance sheets and revenues and expenses are translated at average rates of exchange for the period. Foreign currency re-measurement gains or losses on transactions in non-functional currencies are recognized in net realized investment gains in the Consolidated Statements of Operations.

ORGANIZATIONAL RISKS

The following is a description of the most significant risks facing insurers and how the Company mitigates those risks:

LEGAL/REGULATORY RISK

Legal/Regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories, or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company mitigates this risk by tracking and commenting on legal and regulatory initiatives, and by adopting policies designed to limit exposure to legal liability.

In April 2016, the Department of Labor released a new regulation accompanied by new class exemptions and amendments to long standing exemptions from the prohibited transaction provisions under the Employee Retirement Income Security Act. The rule expands the circumstances in which providers of investment advice to small plan sponsors, plan participants and beneficiaries, and Individual Retirement Account investors are deemed to act in a fiduciary capacity. The rule requires such providers to act in their clients' "best interests", not influenced by any conflicts of interest, including due to the direct or indirect receipt of compensation as well as imposes certain upfront and ongoing contract and disclosure requirements on the provider. The Company is evaluating the scope of the final regulations and the impact on its business.

CREDIT RISK

Credit risk is the risk that issuers of securities owned by the Company or mortgagors on residential and commercial mortgage loans owned by the Company will default or that other parties, including reinsurers which owe the Company money will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, maintaining credit and collateral posting and collection policies, and by providing valuation allowances for any amounts deemed uncollectible.

INTEREST RATE RISK

Interest rate risk is the risk that interest rates will change and cause a potential mismatch in future cash flows from assets and liabilities. The Company mitigates this risk by attempting to match the cash flows of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets produce cash flows, an insurer may have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Most of the Company's products expose it to the risk that changes in interest rates will reduce its investment margin or spread, or the difference between the amounts the Company is required to pay under the contracts and the rate of return it is able to earn on its investments intended to support obligations under the contracts. The Company's spread is a key component of its net income.

As interest rates decrease or remain at low levels, the Company may be forced to reinvest proceeds from investments that have matured or have been prepaid or sold at lower yields, reducing its investment margin. Lowering interest crediting rates can help offset decreases in investment margins on some products. However, the Company's ability to lower these rates could be limited by competition or contractually guaranteed minimum rates and may not match the timing or magnitude of changes in asset yields. As a result, the Company's spread could decrease or potentially become negative. The Company's expectation for future spreads is an important component in the amortization of DAC and VOBA, and significantly lower spreads may cause the Company to accelerate amortization, thereby reducing net income in the affected reporting period.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

MORTALITY RISK

Mortality risk is the risk that the Company's actual mortality experience will materially exceed the mortality it assumed when its products were originally priced. There are a large number of policies at small face amounts. This coupled with the homogeneity of the business written allows the Company to predict mortality risk with a relatively high degree of accuracy. Any random variation in experience is expected to be relatively small.

DOWNGRADE RISK

Downgrade risk is the risk that the Company may be impacted due to adverse actions by rating agencies. The Company actively engages with the rating agencies throughout the year.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

REPURCHASE TO MATURITY TRANSACTIONS AND REPURCHASE FINANCINGS

Effective January 1, 2015, the Company adopted guidance requiring repurchase to maturity transactions and repurchase financing arrangements to be accounted for as secured borrowings and providing for enhanced disclosures, including the nature of collateral pledged and the time to maturity. The standard eliminates a distinction in current U.S. GAAP related to certain repurchase agreements, and amends current U.S. GAAP to require repurchase to maturity transactions linked to repurchase financings be accounted for as secured borrowings, consistent with the accounting for other repurchase agreements. The standard also includes new disclosure requirements related to transfers accounted for as sales that are economically similar to repurchase agreements and information about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings. The Company has provided these enhanced disclosures in Note 5.

REPORTING DISCONTINUED OPERATIONS

In April 2014, the Financial Accounting Standards Board ("FASB") provided an updated guidance for reporting discontinued operations. Discontinued operations may include a component or group of components of an entity, or a business or non-profit activity. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity's operations and financial results. Disposals of equity method investments, or those reported as held-for-sale, must be presented as a discontinued operation if they meet the new definition. It also requires entities to provide disclosures about the disposal of an individually significant component of an entity that does not qualify for discontinued operations presentation. It was effective prospectively for all disposals of components (or classification of components as held-for-sale) of an entity that occur within interim and annual periods beginning on or after December 15, 2014. The Company adopted the standard on its effective date of January 1, 2015 with no impact on its consolidated financial statements.

FUTURE APPLICATION OF ACCOUNTING STANDARDS

CUSTOMER'S ACCOUNTING FOR FEES PAID IN A CLOUD COMPUTING ARRANGEMENT

In April 2015, the FASB issued new guidance on accounting for fees paid in a cloud computing arrangement, which was effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. The standard clarifies the accounting requirements for recognizing cloud computing arrangements. If an entity purchases a software license through a cloud computing arrangement, the software license should be accounted for in a manner consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the arrangement should be accounted for as a service contract. Early adoption of this standard is permitted, and the amendments can be adopted either prospectively or retrospectively. The Company is currently evaluating the impact of this guidance on its consolidated financial statements. The Company plans to adopt this standard January 1, 2016.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DEBT ISSUANCE COST

In April 2015, the FASB issued new guidance on the presentation of debt issuance costs, which was effective for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years and should be applied retrospectively to all periods presented. Under current accounting guidance, debt issuance costs are recognized as a deferred charge in the Consolidated Balance Sheets. The amendment requires that debt issuance costs be presented in the Consolidated Balance Sheets as a direct deduction from the carrying amount of the debt. This standard does not change the recognition and measurement requirements related to the debt issuance costs. Early adoption of this standard is permitted, and retrospective application is required for all periods presented in the consolidated financial statements. The adoption of this new guidance will not have a material impact on its consolidated financial statements. The Company plans to adopt this standard January 1, 2016.

CONSOLIDATION

In February 2015, the FASB issued new guidance to improve consolidation guidance for legal entities, which was effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The standard is intended to improve consolidation accounting guidance related to limited partnerships, limited liability corporations and securitization structures. The new standard includes changes to existing consolidation models that will eliminate the presumption that a general partner should consolidate a limited partnership, clarify when fees paid to a decision maker should be a factor in the VIEs consolidation evaluation and reduce the VIEs consolidation models from two to one by eliminating the indefinite deferral for certain investment funds. Early adoption is permitted. The Company is currently evaluating the impact of this guidance on its consolidated financial statements. The Company plans to adopt this standard January 1, 2016.

REVENUE RECOGNITION

In May 2014, the FASB issued a comprehensive new revenue recognition standard, which was effective for fiscal years beginning after December 15, 2017, and interim periods within those years and should be applied retrospectively to all periods presented. This standard establishes the core principle of recognizing revenue to depict the transfer of promised goods and services. The amendments define in a five-step process that systematically identifies the various components of the revenue recognition process, culminating with the recognition of revenue upon satisfaction of an entity's performance obligation. Retrospective application is required and early adoption is not permitted. The Company is currently evaluating the impact of the guidance on its consolidated financial statements. The Company plans to adopt this standard January 1, 2018.

EMPLOYEE SHARE-BASED PAYMENT ACCOUNTING

On June 8, 2015, the FASB issued an exposure draft as part of its initiative to reduce complexity in accounting standards (the "Simplification Initiative"). The objective of the Simplification Initiative is to identify, evaluate and improve areas of U.S. GAAP for which cost and complexity can be reduced while maintaining or improving the usefulness of the information provided to users of financial statements. The areas for simplification in this proposed update involve several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the Consolidated Statements of Cash Flows. Some of the areas for simplification apply only to non-public entities. The proposed update is not expected to have a material impact on its consolidated financial statements.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3.  SIGNIFICANT TRANSACTIONS

CONTRIBUTION OF SUBSIDIARIES

On January 2, 2014, Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company and the Company's ultimate parent, acquired Forethought Financial Group, Inc. ("FFG"), a Delaware corporation and intermediate holding company of the Company, and its subsidiaries through a merger transaction. FFG is a wholly-owned direct subsidiary of Global Atlantic (Fin) Company ("FinCo"), a Delaware company. FinCo is a wholly-owned indirect subsidiary of GAFG. FFG sells a wide range of products including preneed and final expense life insurance, annuity and Medicare supplement insurance and life insurance products linked with prearranged funerals.

Immediately following the closing of the merger, FinCo effected, or caused its subsidiaries to effect, certain internal restructuring transactions with respect to the Company, FFG, Forethought Financial Services, Inc. ("FFSI"), a Delaware corporation and direct, wholly owned subsidiary of FFG, Forethought Life Insurance Company ("FLIC"), an Indiana domiciled insurance company and a wholly owned subsidiary of FFSI, and Forethought National Life Insurance Company ("FNLIC"), a Texas domiciled insurance company and a wholly owned subsidiary of FFSI. First, FFSI was converted to a limited liability company, Forethought Services LLC ("FSLLC"). Second, FFG caused FSLLC to dividend to FFG 95% of the capital stock of FLIC and 95% of the capital stock of FNLIC. Third, FinCo contributed to FFG 79% of the capital stock of the Company. Fourth, FFG contributed the 95% of FLIC capital stock and the 95% of FNLIC capital stock to the Company as repayment of 95% of an intercompany loan made to MARS Group Acquisition Corp. ("MARS"), a Delaware corporation and direct wholly-owned subsidiary of FinCo, prior to the merger in connection with the payment of the purchase price thereof. MARS was subsequently merged into FFG, with FFG as the surviving company. Lastly, FFG contributed the 79% of the Company's capital stock to FSLLC. As a result, FSLLC is a 79% direct owner and FFG an indirect owner of the Company (the remaining 21% of the Company's capital stock continues to be held by FinCo) and the Company is a 95% owner of FLIC and 95% owner of FNLIC.

The following table summarizes the fair value of all identifiable assets acquired and liabilities assumed at the acquisition date:

                 FAIR VALUE
                 (IN MILLIONS)                                                                 AS REVISED
                 ------------------------------------------------------------------------   ----------------
                 ASSETS
                   AFS fixed maturity securities, at fair value                             $          6,774
                   Equity securities, at fair value                                                       29
                   Mortgage loans                                                                        456
                   Policy loans                                                                            5
                   Other invested assets                                                                  56
                                                                                            ----------------
                     Total investments                                                                 7,320
                   Cash and cash equivalents                                                             110
                   Accrued investment income                                                              78
                   Value of business acquired                                                            473
                   Derivative instrument receivable                                                       18
                   Deferred income taxes                                                                  13
                   Other assets                                                                           28
                   Separate account assets                                                               550
                                                                                            ----------------
                     Total assets                                                                      8,590
                                                                                            ----------------

                 LIABILITIES
                   Policyholder liabilities                                                            7,314
                   Other liabilities                                                                       4
                   Separate account liabilities                                                          550
                                                                                            ----------------
                     Total liabilities                                                                 7,868
                                                                                            ----------------

                 NET ASSETS ACQUIRED                                                        $            722
                                                                                            ================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The revenues and expenses from the acquisition date through December 31, 2014 are as follows:

                 REVENUES AND EXPENSES
                 (IN MILLIONS)                                                                 AS REVISED
                 -------------------------------------------------------------------------  ----------------
                 REVENUES
                   Premiums and other fee income                                            $            208
                   Insurance and investment product fee income                                            --
                   Net investment income                                                                 397
                   Net investment gains                                                                   38
                   Other income                                                                            6
                                                                                            ----------------
                     Total revenues                                                                      649
                                                                                            ----------------

                 BENEFITS, LOSSES AND EXPENSES
                   Policy benefits, claims and losses and loss adjustment expenses                       399
                   Amortization of policy acquisition costs                                               75
                   Losses on derivative instruments                                                       14
                   Other operating expenses                                                              113
                                                                                            ----------------
                     Total benefits, losses and expenses                                                 601
                                                                                            ----------------

                 NET INCOME BEFORE INCOME TAXES                                                           48
                   Income tax expense                                                                     14
                                                                                            ----------------
                 NET INCOME                                                                 $             34
                                                                                            ================

There was no goodwill recognized as part of the Forethought Acquisition.

The Company recorded $23 million of identifiable intangible assets related to the Forethought Acquisition. The identifiable intangible assets included the distribution networks, trade name, internally-developed software, covenants not-to-compete and insurance licenses, and are included as a component of other assets in the Consolidated Balance Sheets.

The summary of the intangible assets are listed below:

         (IN MILLIONS, EXCEPT AMORTIZATION PERIOD)             AMOUNT          AMORTIZATION PERIOD
         ------------------------------------------------  ---------------  -------------------------
         Distribution network                              $            10          10 years
         Trade name                                                      5          15 years
         Internally developed software                                   1          3 years
         Covenants not-to-compete                                        2          2 years
         Insurance licenses                                              5      Indefinite life
                                                           ---------------
            Total identifiable intangible assets           $            23
                                                           ===============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

ACQUISITION OF ACCORDIA LIFE AND ANNUITY COMPANY

In October 2013, the Company completed its acquisition of Aviva USA's life insurance business, which was renamed Accordia. Accordia is a stock life insurance company domiciled in Iowa and is a wholly-owned subsidiary of the Company. The table below summarizes the amounts recognized at fair value for assets acquired and liabilities assumed and the resulting goodwill.

                 (IN MILLIONS)                                OCTOBER 1, 2013
                 -----------------------------------------  -------------------
                 Assets:
                   Total investments                        $             6,190
                   Cash and cash equivalents                                302
                   VOBA                                                     473
                   Other intangibles                                          7
                   Other assets at fair value                             1,573
                                                            -------------------
                     Total assets acquired                                8,545
                                                            -------------------
                 Liabilities:
                   Policyholder liabilities                               8,374
                   Other liabilities at fair value                           47
                                                            -------------------
                     Total liabilities assumed                            8,421
                                                            -------------------
                   Goodwill                                                  (2)
                                                            -------------------
                 Total cash consideration                   $               122
                                                            ===================

As a result of consideration of funds received from the seller during the remeasurement period, the original $3 million of goodwill recognized as the result of the acquisition resulted in negative goodwill. This $2 million of negative goodwill was recognized as a bargain purchase gain in the Consolidated Statements of Operations in 2014. Included in the assets acquired is VOBA, which reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the future profits embedded in the acquired contracts at the acquisition date. See Note 12 for additional explanation of VOBA. The assessment of fair value included the establishment of intangible assets for VOBA, distribution relationships and various state licenses.

4.  POLICYHOLDER LIABILITIES

CONTRACTHOLDER DEPOSIT FUNDS

GUARANTEED MINIMUM DEATH BENEFITS

The Company continues to issue VA contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The following table shows the balance of the GMDB reserves reported in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets. GMDB exposure includes reinsurance assumed. However, the impact for certain blocks that have assumed modified coinsurance ("modco"), GMDB reserves and significant account values are negligible, therefore, are excluded from this table.

                (IN MILLIONS)                               2015               2014
                -----------------------------------   ----------------   ----------------
                Balance, at beginning of year         $            208   $            205
                Provision for GMDB:
                   GMDB expense incurred                            50                 42
                   Volatility (1)                                   19                  4
                                                      ----------------   ----------------
                                                                    69                 46
                                                      ----------------   ----------------
                Claims, net of reinsurance:
                   Claims from policyholders                       (38)               (39)
                   Claims ceded to reinsurers                       27                 28
                                                      ----------------   ----------------
                                                                   (11)               (11)
                                                      ----------------   ----------------
                GMDB reinsurance premium                           (31)               (32)
                                                      ----------------   ----------------
                Balance, at end of year               $            235   $            208
                                                      ================   ================

--------
                (1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the contractholders.

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2015 and 2014:

     - The projection model uses 500 stochastic scenarios with mean total returns ranging from 2% per annum for money market funds to 4% per annum for bond funds to 8% for equities;
     - For the projection of equity index returns: a one factor local volatility lognormal model was used;
     - Equity implied volatilities by duration graded from OTC quotes on the front to historical volatilities on the back. For the year ended December 31, 2015, at-the-money equity volatilities ranged from 17.5% to 27%, depending on index and term.
     - The mortality assumptions are factors of an industry standard mortality table based on company experience varying by age and gender. 21 years of mortality improvements, based on Scale G2, is assumed; and
     - The partial withdrawal rate assumption varies by tax-qualified status and attained age. Total projected partial withdrawals are from 3% to 8% for all years.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2015 and 2014. The net amount at risk is the death benefit coverage in-force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

         AS OF DECEMBER 31,
         (IN MILLIONS, EXCEPT FOR CONTRACTHOLDERS INFORMATION)                           2015              2014
         -------------------------------------------------------------------------  ---------------   ---------------
         Net deposits paid
            Account value                                                           $         3,083   $         3,002
            Net amount at risk                                                      $             7   $             7
            Average attained age of contractholders                                              63                62
         Ratchet (highest historical account value at specified anniversary dates)
            Account value                                                           $           566   $           637
            Net amount at risk                                                      $            40   $            32
            Average attained age of contractholders                                              66                65
         Roll-up (net deposits accumulated at a specified rate)
            Account value                                                           $         1,998   $         1,391
            Net amount at risk                                                      $           140   $            21
            Average attained age of contractholders                                              73                72
         Higher of ratchet or roll-up
            Account value                                                           $         2,057   $         2,266
            Net amount at risk                                                      $           779   $           734
            Average attained age of contractholders                                              71                71
         Total of guaranteed benefits categorized above
            Account value                                                           $         7,704   $         7,296
            Net amount at risk                                                      $           966   $           794
            Average attained age of contractholders (weighted by account value)                  67                66
         Number of contractholders                                                          115,334           116,588

GUARANTEED MINIMUM INCOME BENEFITS

The Company previously issued VA contracts with a GMIB feature. The GMIB liability was $4 million and $3 million at December 31, 2015 and 2014, respectively, with benefits paid of less than $1 million for the years ended December 31, 2015, 2014, and 2013 respectively. The reserves for the GMIB liability are calculated by using a methodology that is essentially the same as the reserve for the corresponding GMDB liability.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

The Company issues FIA contracts with a GMWB feature. The GMWB feature provides annuity contractholders with a minimum guaranteed stream of payments for life, once income is activated. The annual income amount is based on an annual withdrawal percentage based on attained age (defined in the contract) times the contractual benefit base. The benefit base is defined in the contract and is generally the initial premium, reduced by any partial withdrawals, increased annually by a defined percentage. Benefit payments are first deducted from the contractual account value. Excess guaranteed benefits are defined as all GMWB paid once the underlying account value has reached zero.

The GMWB liability is determined based on an SOP 03-1 reserve liability. The SOP liability is calculated in a manner similar to the reserves for the GMDB and GMIB discussed above.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The following table shows the balance of the GMWB reserves reported in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets:

                 (IN MILLIONS)                                                   2015             2014
                 ---------------------------------------------------------  --------------   --------------
                 Balance, at beginning of year                              $           96   $           65
                 Provision for GMWB:
                    GMWB expense incurred                                              (21)               1
                                                                            --------------   --------------
                                                                                       (21)               1
                                                                            --------------   --------------
                 Claims, net of reinsurance:
                    Claims from policyholders                                           46               30
                                                                            --------------   --------------
                                                                                        46               30
                                                                            --------------   --------------
                 Balance, at end of year                                    $          121   $           96
                                                                            ==============   ==============

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued VA and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued VA and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

The market value adjusted product attributable to a third party was assumed on a modco basis. Therefore, the assets related to these liabilities are recorded as a modco receivable, which is included within reinsurance recoverable in the Consolidated Balance Sheets. See Note 13 for additional information about reinsurance.

The Company had the following VA with guaranteed minimum returns:

                 AS OF DECEMBER 31,
                 (IN MILLIONS)                                                   2015              2014
                 ---------------------------------------------------------  --------------   --------------
                 Account value                                              $           11   $           11
                 Range of guaranteed minimum return rates                       2.8% - 3.5%       2.8 - 3.5%

Account balances of these contracts with guaranteed minimum returns were invested as follows:

                 AS OF DECEMBER 31,
                 (IN MILLIONS)                                                   2015             2014
                 ---------------------------------------------------------  --------------   --------------
                 Asset Type:
                    Fixed maturity securities                               $           19   $           20
                    Cash and cash equivalents                                            4                4
                                                                            --------------   --------------
                      Total                                                 $           23   $           24
                                                                            ==============   ==============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

PRENEED RESERVES

Policy reserves on the Company's preneed business are based on cash surrender values of issued policies. In addition, an additional insurance liability is established and adjusted at each reporting date where the recognized liability is equal to the present value of projected future benefits, including discretionary death benefit crediting to policies using current period discretionary death benefit crediting rates utilizing the following assumptions provided below:

     - CREDITED INTEREST RATE: Based on the non-forfeiture rates of 3.0% to 5.5%.
     -    MORTALITY: Based on the Company's experience.
     - DEATH BENEFIT INFLATION: Based on the discretionary death benefit inflation rates in effect at the current reporting date. To mitigate the risk that a policy will not keep pace with increases in funeral prices or remain competitive, the Company has the discretion to increase or decrease the death benefit. Such increases or decreases are considered on a quarterly basis and vary by plan.
     - MAINTENANCE EXPENSES: Based on the Company's experience and expressed as a cost per paid-up policy and a cost per premium-paying policy.

The earned interest rate used to calculate estimated gross profits is based on the asset yield.

CONTRACTHOLDER DEPOSIT FUNDS WITH EMBEDDED DERIVATIVES

The following table shows the balances of the host contract, embedded derivatives and insurance reserves reported in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets:

                 AS OF DECEMBER 31,
                 (IN MILLIONS)                                                   2015              2014
                 ---------------------------------------------------------  ---------------   ---------------
                 Host contract                                              $         7,873   $         6,062
                 Embedded derivatives                                       $           843   $           915
                 Insurance reserves                                         $         1,030   $           820

The following paragraphs describe the products present within the above table along with the underlying methodology used to calculate the embedded derivatives.

FIXED INDEX ANNUITIES

Certain of the Company's FIA products enable the policyholder to allocate contract value between a fixed crediting rate and S&P 500 Index and Barclays Armour II Index options. Balances for the indexed account consist of a combination of the underlying host contract and an embedded derivative value. The embedded derivative component is based on the fair value of the contracts' expected participation in future increases in the respective index option. The fair value of this embedded derivative component includes assumptions about future interest rates and interest rate structures, future costs for options used to hedge the contract obligations, projected withdrawal and surrender activity, and the level and limits on contract participation in any future increases in the respective index option.

GUARANTEED LIFETIME WITHDRAWAL BENEFITS

The Company has issued VA contracts with a GLWB feature. The GLWB feature provides annuity contractholders with a guaranteed stream of payments for life, once income is activated. The annual income amount is based on a percentage times the contractual benefit base. The benefit base is defined in the contract and may incorporate various combinations of ratchet and roll-up features. Benefit payments are first deducted from the account value. Excess guaranteed benefits are defined as all GLWB paid once the underlying account value has reached zero.

Reserves for the GLWB are bifurcated into an embedded derivative (recorded at fair value) and an SOP liability. The SOP liability is calculated in a manner similar to the reserves for the GMDB and GMIB discussed above.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The fair value calculation includes the following considerations:

     - The reserve is based on projections run under a large number of stochastic scenarios;
     -    All underlying scenarios are generated using risk neutral assumptions;
     -    The mean of the projected returns are based on a risk free rate;
     -    Volatilities are based on market implied volatilities; and
     - The discount rate for this fair value calculation equals the risk free rate plus a spread consistent with the Company's own credit risk.

The Company purchases equity futures to hedge the market risk associated with VA GLWB and GMDB. Equity futures are marked to market daily and changes in fair value are reflected in net investment income in the Consolidated Statements of Operations.

UNIVERSAL LIFE AND INDEXED UNIVERSAL LIFE

Certain UL policies include NLG features, exhibiting a pattern of earnings of profits followed by losses. An additional reserve has been recorded in connection with these guarantees. Also, certain IUL contracts are indexed to equity indices. The embedded derivative related to the index is bifurcated and valued.

Derivative instruments are measured at fair value. Thus, any premiums allocated to indexed strategies are bifurcated into a host contract and an embedded derivative component, where the value of the embedded derivative ("VED") is fair valued. Policies are re-bifurcated at the end of each index period. The indexed business has index periods of either 5 or 6 years. One year strategies use a series of 5 one year periods and two year strategies have a series of 3 two year periods. As of each index period, the account value is projected to the end of the next index period assuming the future index credits return the amount spent. The account value is also projected to the end of the index period assuming policy interest guarantees. No policy deductions are used. The difference between the indexed accumulation and the guaranteed interest accumulation is determined at each policy anniversary until the end of the index period. These differences are discounted back to the current anniversary date to determine the VED. The discount rate equals the forward treasury curve plus an "own credit spread" reflecting the Company's credit rating. The host contract is set equal to the policy's accumulated value less the VED. On each valuation date, the current market value of the index is projected forward to the end of the index period assuming future index credits return the amount that is spent. The host contract is accumulated to the valuation date using an accrual rate sufficient to bring the host contract value to the guaranteed account value by the end of the index period. Reserves on the valuation date are equal to the VED plus the host contract value.

The reserve is determined through the accumulation of profits in the early years and released as earnings become negative. A stochastic Asset/Liability Model is used which incorporates the full inventory of assets and the NLG liabilities. 200 equity return scenarios are generated using a stochastic generator. These interest rates are used to drive the yield on new investments, as well as dynamic lapse rates which vary based on the relationship between new money rates and current credited rates on the liabilities. All sources of policyholder revenue are used to develop the liability (full assessment approach). For each scenario, a benefit ratio is determined equal to the present value of future benefits due to the NLG feature divided by the present value of future assessments. The discount rate used is the same as that used in the DAC calculation which is equal to the credited rate at the time the business was issued or acquired by the Company. The reserve is determined for any point in time equal to the accumulated value of the assessments times the benefit ratio less the accumulated value of the benefits paid due to the NLG feature. An average of the reserves over all scenarios is determined and used for the reserve.

The specific sources of revenue used in the determination of full assessments are cost of insurance, expense loads, surrender charges collected and investment margin (investment income less amounts credited to the account value). The benefits taken into account in determining the benefit ratio are the death benefits paid after the account value becomes negative.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

The cost or amortized cost and fair value for AFS fixed maturity and equity securities were as follows:

                                                                                GROSS UNREALIZED
                                                                  --------------------------------------------
                                                     COST OR                TEMPORARY
AS OF DECEMBER 31, 2015                             AMORTIZED     -----------------------------       OTTI           FAIR
(IN MILLIONS)                                         COST            GAINS          LOSSES          LOSSES         VALUE
------------------------------------------------  -------------   -------------   -------------   ------------   ------------
Fixed maturity securities:
   U.S. Treasury securities and U.S. government
     and agency securities                        $         215   $          20   $          (2)  $         --   $        233
   States and political subdivision securities            1,762             117             (27)            --          1,852
   Foreign government securities                            147               1              (8)            --            140
   Emerging market securities                                --              --              --             --             --
   Corporate fixed maturity securities                   11,924             188            (488)            --         11,624
   Preferred stocks                                           9               1              --             --             10
   Structured securities                                 14,111             238            (425)            --         13,924
                                                  -------------   -------------   -------------   ------------   ------------
     Total AFS fixed maturity securities          $      28,168   $         565   $        (950)  $         --   $     27,783
                                                  =============   =============   =============   ============   ============

Equity securities                                 $          48   $          14   $          (3)  $         --   $         59
                                                  =============   =============   =============   ============   ============

                                                                                GROSS UNREALIZED
                                                                  --------------------------------------------
                                                     COST OR                TEMPORARY
AS OF DECEMBER 31, 2014 AS REVISED                  AMORTIZED     -----------------------------       OTTI           FAIR
(IN MILLIONS)                                         COST            GAINS          LOSSES          LOSSES         VALUE
------------------------------------------------  -------------   -------------   -------------   ------------   ------------
Fixed maturity securities:
   U.S. Treasury securities and U.S. government
     and agency securities                        $         193   $          24   $          --   $         --   $        217
   States and political subdivision securities            1,677             239              --             --          1,916
   Foreign government securities                              8               1              --             --              9
   Emerging market securities                                29               3              --             --             32
   Corporate fixed maturity securities                    7,933             569             (42)            --          8,460
   Preferred stocks                                           9               1              --             --             10
   Structured securities                                 11,404             461            (165)            --         11,700
                                                  -------------   -------------   -------------   ------------   ------------
     Total AFS fixed maturity securities          $      21,253   $       1,298   $        (207)  $         --   $     22,344
                                                  =============   =============   =============   ============   ============

Equity securities                                 $          24   $          --   $          --   $         --   $         24
                                                  =============   =============   =============   ============   ============

At December 31, 2015 and 2014, the cost or amortized cost and fair value of the assets on deposit with various state and governmental authorities were $152 million and $156 million, and $173 million and $184 million, respectively.

The Company entered into various derivative and other arrangements that required assets, such as cash and fixed maturity securities, to be pledged or received as collateral. At December 31, 2015 and 2014, cash collateral received from the counterparties and recorded as collateral liabilities was $216 million and $145 million, respectively. Cash and security collateral paid to the counterparties and recorded as assets was $9 million and $7 million, respectively. In addition, not included in the above, $21 million of U.S. Treasury securities were pledged by the counterparties as collateral held by custodian at December 31, 2015. The Company has the right to the securities in the event of default.

The cost or amortized cost and fair value by maturity periods for fixed maturity securities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Structured securities are included in the category representing their contractual maturity.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The maturity distribution for AFS fixed maturity securities is as follows:

             AS OF DECEMBER 31, 2015                                   COST OR AMORTIZED
             (IN MILLIONS)                                                    COST              FAIR VALUE
             ------------------------------------------------------   -------------------   -------------------
             Due in one year or less                                  $               269   $               271
             Due after one year through five years                                  1,280                 1,282
             Due after five years through ten years                                 2,220                 2,207
             Due after ten years                                                   10,288                10,099
                                                                      -------------------   -------------------
                Subtotal                                                           14,057                13,859
             Structured securities                                                 14,111                13,924
                                                                      -------------------   -------------------
                Total AFS fixed maturity securities                   $            28,168   $            27,783
                                                                      ===================   ===================

SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following tables provide information about the Company's AFS fixed maturity and equity securities that have been continuously in an unrealized loss position.

                                               LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
                                            -------------------------   -------------------------   -------------------------
AS OF DECEMBER 31, 2015                        FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
(IN MILLIONS)                                  VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
------------------------------------------  ----------   ------------   ----------   ------------   ----------   ------------
AFS fixed maturity securities:
   U.S. Treasury securities and
     U.S. government and agency securities  $       69   $         (2)  $       --   $         --   $       69   $         (2)
   States and political subdivision
     securities                                    497            (27)          --             --          497            (27)
   Foreign government securities                   126             (8)          --             --          126             (8)
   Corporate fixed maturity securities           6,057           (453)          96            (35)       6,153           (488)
   Structured securities                         9,015           (349)       1,209            (76)      10,224           (425)
                                            ----------   ------------   ----------   ------------   ----------   ------------
     Total AFS fixed maturity securities    $   15,764   $       (839)  $    1,305   $       (111)  $   17,069   $       (950)
                                            ==========   ============   ==========   ============   ==========   ============

Equity securities                           $       10   $         (3)  $       --   $         --   $       10   $         (3)
                                            ==========   ============   ==========   ============   ==========   ============

                                               LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
                                            -------------------------   -------------------------   -------------------------
AS OF DECEMBER 31, 2014                        FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
(IN MILLIONS)                                  VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
------------------------------------------  ----------   ------------   ----------   ------------   ----------   ------------
AFS fixed maturity securities:
   U.S. Treasury securities and
     U.S. government and agency securities  $       --   $         --   $       --   $         --   $       --   $         --
   States and political subdivision
     securities                                     --             --           --             --           --             --
   Foreign government securities                    --             --           --             --           --             --
   Corporate fixed maturity securities           1,211            (37)         162             (5)       1,373            (42)
   Structured securities                         5,712           (156)         204             (9)       5,916           (165)
                                            ----------   ------------   ----------   ------------   ----------   ------------
     Total AFS fixed maturity securities    $    6,923   $       (193)  $      366   $        (14)  $    7,289   $       (207)
                                            ==========   ============   ==========   ============   ==========   ============

Equity securities                           $       --   $         --   $       --   $         --   $       --   $         --
                                            ==========   ============   ==========   ============   ==========   ============


Unrealized losses can be created by rising interest rates or by rising credit concerns and hence, widening credit spreads. Credit concerns are likely to play a larger role in the unrealized loss on below investment grade securities. The Company had gross unrealized loss on below investment grade AFS fixed maturity securities of $349 million and $154 million as of December 31, 2015 and 2014, respectively. The single largest unrealized loss on AFS fixed maturity securities was $9 million and $4 million at December 31, 2015 and 2014, respectively. The Company had 3,592 and 1,616 securities in an unrealized loss position as of December 31, 2015 and 2014, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

As of December 31, 2015 and 2014, AFS fixed maturity securities in an unrealized loss position for over 12 months consisted of 241 and 102 debt securities, respectively. There were no equity securities in an unrealized loss position for over 12 months as of December 31, 2015 and 2014, respectively. These debt securities primarily relate to corporate fixed maturity securities, residential mortgage backed and other asset-backed securities, which have depressed values due primarily to an increase in interest rates since the purchase of these securities. Unrealized losses were not recognized in earnings on these debt securities since the Company neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. For securities with significant declines, individual security level analysis was performed utilizing underlying collateral default expectations, market data and industry analyst reports.

OTHER-THAN-TEMPORARY IMPAIRMENTS

The table below presents a rollforward of the cumulative credit loss component of OTTI losses recognized in net realized investment gains in the Consolidated Statements of Operations on fixed maturity and equity securities still held by the Company at December 31, 2015 and 2014 for which a portion of the OTTI losses were recognized in accumulated other comprehensive income (loss) in the Consolidated Balance Sheets:

(IN MILLIONS)                                                                                       2015            2014
---------------------------------------------------------------------------------------------   ------------    ------------
Balance, at beginning of year                                                                   $          4    $          4
   Additions:
     Initial impairments - credit loss OTTI recognized on securities not previously impaired              --              --
     Additional impairments - credit loss OTTI recognized on securities previously impaired                5              --
   Reductions:
     Due to sales (or maturities, pay downs or prepayments) during the period of securities
       previously impaired as credit loss OTTI impaired                                                   --              --
                                                                                                ------------    ------------
Balance, at end of year                                                                         $          9    $          4
                                                                                                ============    ============

The Company monitors economic and regulatory developments that have the potential to impact its business and investment portfolio. The Company invests in governmental bonds, corporate bonds and structured securities which are exposed to interest rate risk. As of December 31, 2015 and 2014, the Company had investments in structured securities with a carrying value of $13.9 billion and $11.7 billion, respectively, or 44% of total investments for both years.

MORTGAGE LOANS

The maturity distribution for mortgage loans is as follows:

                                                                                             TOTAL MORTGAGE
         YEARS                                 RESIDENTIAL                OTHER                   LOANS
         ------------------------------   ---------------------   ---------------------   ---------------------
                                                                      (IN MILLIONS)
         2016                             $                   1   $                 162   $                 163
         2017                                                --                     139                     139
         2018                                                --                      64                      64
         2019                                                 1                     139                     140
         2020                                               126                     108                     234
         2021 and thereafter                                385                   1,469                   1,854
                                          ---------------------   ---------------------   ---------------------
            Total                         $                 513   $               2,081   $               2,594
                                          =====================   =====================   =====================

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay with or without prepayment penalties and loans may be refinanced.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce concentration risk. The following tables present the Company's mortgage loans by geographic region and property type:

     CARRYING VALUE AS OF DECEMBER 31,
     (IN MILLIONS)                                   2015             2014
     ---------------------------------------  ----------------  ----------------
     Pacific                                  $            649  $            371
     South Atlantic                                        456               295
     West South Central                                    307               234
     Middle Atlantic                                       290               193
     Mountain                                              188               111
     East North Central                                    183               141
     New England                                            91                35
     East South Central                                     78                 8
     West North Central                                     74                44
     Other regions                                         278                --
                                              ----------------  ----------------
       Total by geographic region             $          2,594  $          1,432
                                              ================  ================

     CARRYING VALUE AS OF DECEMBER 31,
     (IN MILLIONS)                                     2015            2014
     ---------------------------------------  ----------------  ----------------
     Office building                          $            555  $            437
     Retail                                                514               395
     Residential                                           513                20
     Apartment                                             500               312
     Industrial                                            263                81
     Warehouse                                             131               118
     Other property types                                  118                69
                                              ----------------  ----------------
       Total by property type                 $          2,594  $          1,432
                                              ================  ================

ALLOWANCE FOR LOAN AND LEASES LOSSES

The Company, individually and collectively, evaluates all of its mortgage loans for impairment. The credit quality indicator for the Company's mortgage loans is an internal measure based on the borrower's ability to pay and the value of the underlying collateral. The internal risk rating is related to an increasing likelihood of loss, with a low quality rating representing the category in which a loss is first expected. There were no loans in arrears as of December 31, 2015 or 2014. The Company's ALLL was $2 million and $3 million as of December 31, 2015 and 2014, respectively.

Changes in ALLL are summarized below:

                                                    BALANCE,
                                                       AT                                               BALANCE,
                                                    BEGINNING                                          AT END OF
         (IN MILLIONS)                              OF PERIOD          ADDITIONS       DEDUCTIONS       PERIOD
         --------------------------------------  ---------------  ---------------  ---------------   -------------
         Year ended December 31, 2014            $             4  $            --  $             (1) $           3
         Year ended December 31, 2015            $             3  $            --  $             (1) $           2

None of the mortgage loans were non-income producing or delinquent resulting in impairment for the years ended December 31, 2015 and 2014.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

LOAN-TO-VALUE RATIO ON COMMERCIAL MORTGAGE LOANS

The following summarizes the Company's loan-to-value and average debt-service coverage ratios for its commercial mortgage loans as of December 31, 2015. The mortgage loan balance reported in the Consolidated Balance Sheets includes these commercial mortgage loans along with its $513 million investment in residential mortgage loans.

     LOAN-TO-VALUE                                                                                PERCENTAGE OF     DEBT SERVICE
     (IN MILLIONS, EXCEPT PERCENTAGE OF COMMERCIAL MORTGAGE LOANS AND             CARRYING         COMMERCIAL         COVERAGE
     DEBT SERVICE COVERAGE RATIO)                                                   VALUE        MORTGAGE LOANS         RATIO
     ------------------------------------------------------------------------  ---------------   ---------------   ---------------
     70% and less                                                              $           427                21%             2.01
     71% - 90%                                                                           1,654                79%             2.90
                                                                               ---------------   ---------------
       Total commercial mortgage loans                                         $         2,081               100%             2.72
                                                                               ===============   ===============

Changing economic conditions affect the Company's valuation of commercial mortgage loans. Changing vacancies and rents are incorporated into the discounted cash flow analysis that the Company performs for monitored loans and may contribute to the establishment of (or increase or decrease in) a commercial mortgage loan valuation allowance for losses. In addition, the Company continues to monitor the entire commercial mortgage loan portfolio to identify risk. Areas of emphasis are properties that have exposure to specific geographic events, have deteriorating credits or have experienced a reduction in debt-service coverage ratio.

OTHER INVESTED ASSETS

Other invested assets consist of the following:


      AS OF DECEMBER 31,
     (IN MILLIONS)                                                                            2015              2014
     ---------------------------------------------------------------------------------  ----------------   ---------------
     Joint ventures, limited partnerships and limited liability companies:
       Non-real estate-related                                                          $             99   $           237
       Real estate-related                                                                            37                --
       Tax credit and renewable energy related                                                        37                25
     Federal Home Loan Bank                                                                           38                 9
     Other                                                                                           342               191
                                                                                        ----------------   ---------------
       Total investments in other invested assets                                       $            553   $           462
                                                                                        ================   ===============

The total amount of other invested assets accounted for using the equity method of accounting was $118 million and $22 million at December 31, 2015 and 2014, respectively. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $58 million at December 31, 2015.

VARIABLE INTEREST ENTITIES

In August 2013, the Company formed a VIE, ARC Rail, which purchased $79 million of railroad assets. The entity was created solely for the purpose of acquiring and leasing the railroad assets. As the primary beneficiary of ARC Rail, the Company consolidates the results. ARC Rail is included in other assets in the Consolidated Balance Sheets.

In April 2013, the Company formed a VIE, ARC Finance, which purchased $164 million of life settlement ("LS") assets and $198 million of single premium immediate annuity ("SPIA") assets. The entity was created solely for the purpose of issuing notes backed by the cash flows of the underlying LS and SPIA assets. As the primary beneficiary of the ARC Finance VIE, the Company consolidates the results. ARC Finance is included in other invested assets in the Consolidated Balance Sheets.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                                              AS OF DECEMBER 31,
                                                    ----------------------------------------------------------------------
                                                                  2015                                 2014
                                                    ---------------------------------    ---------------------------------
                                                                           TOTAL          TOTAL ASSETS          TOTAL
     (IN MILLIONS)                                   TOTAL ASSETS       LIABILITIES        AS REVISED        LIABILITIES
     ---------------------------------------------  ---------------   ---------------    ---------------   ---------------
     ARC Rail                                       $            66   $             1    $            75   $             1
     ARC Finance                                                319                25                341                23
                                                    ---------------   ---------------    ---------------   ---------------
       Total                                        $           385   $            26    $           416   $            24
                                                    ===============   ===============    ===============   ===============

The Company's investments in the LS assets noted above are accounted for under the investment method. The following table presents additional information regarding the LS investments and their expected duration at December 31, 2015:

     YEARS                                                               NUMBER OF         EXPECTED       DEATH BENEFIT
     (IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)                           CONTRACTS        CASH FLOW          PAYOUT
     ---------------------------------------------------------------  ---------------  ----------------  ---------------
     2016 to 2018                                                                   1  $              2  $             2
     2019                                                                           8                18               21
     2020 and thereafter                                                          141               351              462
                                                                      ---------------  ----------------  ---------------
       Total                                                                      150  $            371  $           485
                                                                      ===============  ================  ===============

At December 31, 2015, the anticipated life insurance premiums required to keep the LS contracts in-force are $38 million in 2016 through 2018, $13 million in 2019 and $13 million in 2020. The anticipated LS premium payments are expected to be primarily funded by incoming SPIA payments tied to the same reference lives.

FEDERAL HOME LOAN BANK INVESTMENT AND FUNDING AGREEMENTS

Certain of the Company's subsidiaries are members of regional banks in the FHLB system. FHLB common stock is carried at cost and is included in other invested assets in the Consolidated Balance Sheets. These subsidiaries have also entered into funding agreements with the respective FHLB banks. The funding agreements issued to the applicable FHLB banks are in exchange for cash and the FHLB banks have been granted a lien on certain assets, some of which are in custody at the respective FHLB bank. The liabilities for the funding agreements are included in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets. Information related to the FHLB investment and funding agreements are as follows:

                                        INVESTMENT IN
                                         COMMON STOCK                   LIABILITIES                     COLLATERAL
     AS OF DECEMBER 31,          ----------------------------   ----------------------------   -----------------------------
     (IN MILLIONS)                   2015           2014            2015           2014            2015           2014
     --------------------------- -------------  -------------   ------------   -------------   -------------  --------------
     FHLB Des Moines             $          21  $          --   $        300   $          --   $         461  $           --
     FHLB Indianapolis           $          17  $           9   $        370   $         170   $         751  $          225

REPURCHASE AGREEMENT TRANSACTIONS

The Company participates in third party repurchase agreements. The notional value as of December 31, 2015 and 2014 was approximately $402 million and $381 million, respectively. The Company posted $409 million and $400 million in fixed maturity securities as collateral for these transactions as of December 31, 2015 and 2014, respectively. The Company accounts for these transactions as secured borrowing.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The gross obligation for repurchase agreements is reported in securities sold under agreements to repurchase in the Consolidated Balance Sheets. The gross obligation by class of collateral pledged for repurchase agreements accounted for as secured borrowings as of December 31, 2015 is presented in the following table:

                                                         LESS THAN                        GREATER THAN
         (IN MILLIONS)                  OVERNIGHT         30 DAYS       30 - 90 DAYS        90 DAYS         TOTAL
         --------------------------   -------------   ---------------  --------------   --------------  ---------------
         Corporate securities         $         107   $            --  $           61   $          234  $           402
                                      -------------   ---------------  --------------   --------------  ---------------
           Total borrowing            $         107   $            --  $           61   $          234  $           402
                                      =============   ===============  ==============   ==============  ===============

OTHER

The Company had no concentration of investments at fair value that exceeded 10% of shareholders' equity at December 31, 2015 and 2014.

6. DERIVATIVE INSTRUMENTS

The Company's derivative instruments are primarily used to hedge a wide range of risks including interest rate risk, equity market risk and foreign currency exchange rate risk. The Company offers a variety of products which are exposed to market risk, such as IUL, FIA and GMDB VA. The hedge programs are designed to protect against increases in insurance liabilities from the insurance products offered, which may result from impacts of market conditions. In addition, the Company invests in exchange-traded futures and options as part of its overall diversification and total return objectives.

The Company manages its equity market risk by entering into certain OTC derivatives, primarily equity options and swaps, as well as exchange-traded equity options and futures. The Company trades exchange-traded fixed income future contracts, OTC swaps and swaptions to protect against interest rate risk. Currency swaps and forwards are purchased by the Company to reduce risk from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

The Company attempts to mitigate the risk of loss due to ineffectiveness under these derivative investments through a regular monitoring process which evaluates the program's effectiveness. The Company is exposed to risk of loss in the event of non-performance by the counterparties and, accordingly, all option contracts are purchased from multiple counterparties that have been evaluated for creditworthiness. All of these options have been purchased from nationally recognized financial institutions with a Moody's/Standard and Poor's credit rating of A or higher. Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and the Company's policies and procedures.

The Company has embedded derivatives related to reinsurance contracts that are accounted for on a modco basis. An embedded derivative exists because the arrangement exposes the reinsurer to third party credit risk.

The fair value of the derivative assets and liabilities were as follows:

         AS OF DECEMBER 31, 2015                                    DERIVATIVE          DERIVATIVE
         (IN MILLIONS)                                                ASSETS           LIABILITIES
         -----------------------------------------------------  ------------------  ------------------
         Derivative contracts:
           Interest rate contracts                              $               59  $               --
           Equity market contracts                                             227                  --
           Foreign currency contracts                                           16                  --
           Embedded derivative - modco loans                                    31                  --
           Embedded derivative - funds withheld                                 84                  --
                                                                ------------------
             Fair value included within total assets            $              417
                                                                ==================
           Embedded derivative - IUL products                                                      587
           Embedded derivative - annuity products                                                  255
                                                                                    ------------------
             Fair value included within total liabilities                           $              842
                                                                                    ==================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

         AS OF DECEMBER 31, 2014                                     DERIVATIVE       DERIVATIVE
         (IN MILLIONS)                                                 ASSETS         LIABILITIES
         -------------------------------------------------------- ---------------   ---------------
         Derivative contracts:
           Interest rate contracts                                $           116   $            --
           Equity market contracts                                            132                --
           Foreign currency contracts                                           2                --
           Embedded derivative - modco loans                                   67               220
                                                                  ---------------
             Fair value included within total assets              $           317
                                                                  ===============
           Embedded derivative - IUL products                                                   695
           Embedded derivative - annuity products                                               220
                                                                                    ---------------
             Fair value included within total liabilities                           $         1,135
                                                                                    ===============

Change in fair value of derivatives is affected by the performance of the indices on which the options are based and the aggregate cost of options purchased.

For FIA contracts, amounts credited to policyholder account balances may be less than the index appreciation due to contractual features in the policies which allows management of the cost of the options purchased to fund the annual index credits. The change in fair value of derivatives is also influenced by the aggregate cost of options purchased. The aggregate cost of options has increased primarily due to an increased amount of FIA in force. The aggregate cost of options is also influenced by the amount of policyholder funds allocated to the various indices and market volatility which affects option pricing.

For preneed policies, the Company entered into a series of inflation swaps to hedge the inflation risk associated with these inflation-indexed policies. Within the swap structure, the Company has agreed to pay fixed CPI in return for floating CPI. The gain or loss on the cash flow hedge is reported as a component of (gains) on derivative instruments in the Consolidated Statements of Operations. Net losses related to changes in the fair value of the swaps were $3 million and $11 million for the years ended December 31, 2015 and 2014, respectively. These amounts were substantially offset by a corresponding change in policy benefits and claims expense.

The amounts of derivative gains and losses recognized for the years ended December 31, 2015, 2014 and 2013 are reported in the

Consolidated Statements of Operations as follows:

DERIVATIVE CONTRACTS
(IN MILLIONS)                                                 2015                2014               2013
-------------------------------------------------------  ----------------   ----------------   ----------------
Revenues
  Equity and fixed income futures                        $             --   $             27   $             15
  Foreign currency forwards                                            (1)                (1)                (2)
                                                         ----------------   ----------------   ----------------
    Total included in net realized investment gains                    (1)                26                 13
                                                         ----------------   ----------------   ----------------
Benefits, Losses and Expenses
  OTC CPI Swaps                                                         4                 11                 --
  Equity and fixed income futures                                     114               (124)               208
  Currency swaps                                                       (1)                --                 --
  Listed equity index options                                          (4)               (11)                --
  OTC equity index options                                            107               (298)               (10)
  Interest rate swaptions                                              (5)                42                 32
  OTC total return swaps                                               (2)                 1                 25
  Embedded derivatives                                               (268)               (42)              (295)
                                                         ----------------   ----------------   ----------------
    Total included in (gains) on derivative instruments               (55)              (421)               (40)
                                                         ----------------   ----------------   ----------------
      Total derivative gains                             $             54   $            447   $             53
                                                         ================   ================   ================


COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7.  INVESTMENT INCOME AND GAINS AND LOSSES

NET INVESTMENT INCOME

Net investment income is comprised primarily of interest income, including amortization of premiums and accretion of discounts, based on yields which are changed due to expectations in projected cash flows, dividend income from common and preferred stock, gains and losses on securities measured at fair value and earnings from investments accounted for under equity method accounting.

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                                                  2014
(IN MILLIONS)                                                                  2015            AS REVISED            2013
-----------------------------------------------------------------------  ----------------   ----------------   ----------------
Fixed maturity securities - interest and other income                    $          1,267   $          1,095   $            481
Fixed maturity securities - change in fair value on trading securities                (80)                83                (47)
Equity securities - change in fair value on trading securities                          1                 --                 --
Mortgage loans                                                                         87                 65                 20
Policy loans                                                                           44                 44                 27
Limited partnership income                                                             12                 --                 --
Short term and other investment income                                                 11                 --                  2
Modco interest income (expense)                                                         1                 (2)               (59)
Funds withheld interest expense                                                      (303)              (107)              (119)
Other                                                                                  --                  1                 --
                                                                         ----------------   ----------------   ----------------
   Gross investment income                                                          1,040              1,179                305
     Less: investment expenses                                                         25                 31                 17
                                                                         ----------------   ----------------   ----------------
   Net investment income                                                 $          1,015   $          1,148   $            288
                                                                         ================   ================   ================

The Company had no fixed maturity securities on non-accrual status at December 31, 2015, 2014 or 2013. The Company had no fixed maturity securities which were non-income producing at December 31, 2015, 2014 or 2013.

NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized gains and losses on investments were as follows:

     FOR THE YEARS ENDED DECEMBER 31,
     (IN MILLIONS)                                                  2015              2014               2013
     -------------------------------------------------------  ----------------  ----------------   ----------------
     AFS fixed maturity securities (1)                        $             71  $            174   $            120
     Trading fixed maturity securities                                      27                 1                 15
     Other investments                                                      --               (22)                12
                                                              ----------------  ----------------   ----------------
        Net realized investment gains                         $             98  $            153   $            147
                                                              ================  ================   ================

--------
     (1) The Company had $5 million, $0 million and $0 million of OTTI for the years ended December 31, 2015, 2014 or 2013, respectively.

The proceeds from voluntary sales and the gross realized gains and losses on those sales of AFS fixed maturity securities were as follows:

                                                                            2014
     FOR THE YEARS ENDED DECEMBER 31,                                        AS
     (IN MILLIONS)                                        2015             REVISED              2013
     ---------------------------------------------  ----------------   ----------------   ----------------
     Fixed maturity securities:
        Proceeds from voluntary sales               $          7,483   $          6,756   $          4,563
        Gross gains                                 $            188   $            123   $            127
        Gross losses                                $           (114)  $            (31)  $            (29)

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8.  FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP has a three-level fair value hierarchy for disclosure of fair value measurements. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement. The three levels of the fair value hierarchy are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1: Inputs are unadjusted quoted prices in active markets to which the Company had access at the measurement date for identical, unrestricted assets and liabilities.

Level 2: Inputs to valuation techniques are observable either directly or indirectly.

Level 3: One or more inputs to valuation techniques are significant and unobservable.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following tables represent the Company's hierarchy for its financial assets and liabilities measured at fair value as of December 31, 2015 and 2014.

AS OF DECEMBER 31, 2015
(IN MILLIONS)                                               LEVEL 1           LEVEL 2           LEVEL 3              TOTAL
------------------------------------------------------  ----------------  ----------------  ----------------  ----------------
Financial Assets:
   AFS fixed maturity securities
     U.S. Treasury, government and agency securities    $             95  $            138  $             --  $            233
     States and political subdivision securities                      --             1,852                --             1,852
     Foreign government securities                                    --               140                --               140
     Emerging market securities                                       --                --                --                --
     Corporate fixed maturity securities                              --            11,277               347            11,624
     Preferred stocks                                                 --                10                --                10
     Structured securities                                            --            12,799             1,125            13,924
                                                        ----------------  ----------------  ----------------  ----------------
        Total AFS fixed maturity securities                           95            26,216             1,472            27,783
                                                        ----------------  ----------------  ----------------  ----------------
   Trading fixed maturity securities
        U.S. Treasury, government and agency securities               --                --                --                --
        States and political subdivision securities                   --                --                --                --
        Corporate fixed maturity securities                           --                --                --                --
        Structured securities                                         --                --                --                --
                                                        ----------------  ----------------  ----------------  ----------------
          Total trading fixed maturity securities                     --                --                --                --
                                                        ----------------  ----------------  ----------------  ----------------
   Equity securities                                                  --                 4                55                59
   Mortgage loans                                                     --                --                --                --
   Cash and cash equivalents                                       1,249                --                --             1,249
   Reinsurance recoverable                                            --             1,573                --             1,573
   Derivative instruments receivable:
     Interest rate contracts                                          15                44                --                59
     Equity market contracts                                          56               171                --               227
     Currency contracts                                               15                 1                --                16
     Embedded derivative - modco loans                                --                --                31                31
     Embedded derivative - funds withheld                             --                --                84                84
                                                        ----------------  ----------------  ----------------  ----------------
        Total derivative instruments receivable                       86               216               115               417
                                                        ----------------  ----------------  ----------------  ----------------
   Separate account assets                                         5,469                --                --             5,469
                                                        ----------------  ----------------  ----------------  ----------------
          Total financial assets at fair value          $          6,899  $         28,009  $          1,642  $         36,550
                                                        ================  ================  ================  ================
Financial Liabilities:
   Policyholder liabilities                             $             --  $             --  $            316  $            316
   FAFLIC Closed Block policy liabilities                             --               580                --               580
   ILICO Closed Block policy liabilities                              --               781                --               781
   Amerus Closed Block policy liabilities                             --                --                75                75
   Derivative instruments payable                                     --                --                --                --
   Embedded derivative - IUL products                                 --                --               587               587
   Embedded derivative - annuity products                             --                --               255               255
                                                        ----------------  ----------------  ----------------  ----------------
          Total financial liabilities at fair value     $             --  $          1,361  $          1,233  $          2,594
                                                        ================  ================  ================  ================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2014 AS REVISED
(IN MILLIONS)                                                LEVEL 1           LEVEL 2           LEVEL 3            TOTAL
------------------------------------------------------  ----------------  ----------------  ----------------  ----------------
Financial Assets:
   AFS fixed maturity securities
     U.S. Treasury, government and agency securities    $             76  $            141  $             --  $            217
     States and political subdivision securities                      --             1,916                --             1,916
     Foreign government securities                                    --                 9                --                 9
     Emerging market securities                                       --                32                --                32
     Corporate fixed maturity securities                              --             8,416                44             8,460
     Preferred stocks                                                 --                10                --                10
     Structured securities                                            --            11,700                --            11,700
                                                        ----------------  ----------------  ----------------  ----------------
        Total AFS fixed maturity securities                           76            22,224                44            22,344
                                                        ----------------  ----------------  ----------------  ----------------
   Trading fixed maturity securities
        U.S. Treasury, government and agency
          securities                                                   7                 2                --                 9
        States and political subdivision securities                   --                69                --                69
        Corporate fixed maturity securities                           --             1,005                --             1,005
        Structured securities                                         --               225                --               225
                                                        ----------------  ----------------  ----------------  ----------------
          Total trading fixed maturity securities                      7             1,301                --             1,308
                                                        ----------------  ----------------  ----------------  ----------------
   Equity securities                                                  --                 8                16                24
   Mortgage loans                                                     --                32                --                32
   Cash and cash equivalents                                       1,020                --                --             1,020
   Reinsurance recoverable                                            --             1,420                --             1,420
   Derivative instruments receivable:
     Interest rate contracts                                          75                41                --               116
     Equity market contracts                                          26               106                --               132
     Currency contracts                                               --                 2                --                 2
     Embedded derivative - modco loans                                --                --                67                67
                                                        ----------------  ----------------  ----------------  ----------------
        Total derivative instruments receivable                      101               149                67               317
                                                        ----------------  ----------------  ----------------  ----------------
   Separate account assets                                         5,037                --                --             5,037
                                                        ----------------  ----------------  ----------------  ----------------
          Total financial assets at fair value          $          6,241  $         25,134  $            127  $         31,502
                                                        ================  ================  ================  ================
Financial Liabilities:
   Policyholder liabilities                             $             --  $             --  $          1,665  $          1,665
   FAFLIC Closed Block policy liabilities                             --                --               655               655
   ILICO Closed Block policy liabilities                              --                --               829               829
   Amerus Closed Block policy liabilities                             --                --                76                76
   Embedded derivative - funds withheld                               --                --               220               220
   Embedded derivative - IUL products                                 --                --               695               695
   Embedded derivative - annuity products                             --                --               220               220
                                                        ----------------  ----------------  ----------------  ----------------
          Total financial liabilities at fair value     $             --  $             --  $          4,360  $          4,360
                                                        ================  ================  ================  ================

CASH INSTRUMENTS

The Company's cash instruments are generally classified within Level 1 or Level 2, except for insurance liabilities which are classified within Level 3.

     LEVEL 1 - CASH INSTRUMENTS

Level 1 cash instruments include U.S. Treasury, government and agency securities, foreign government securities, short-term money market securities and mutual funds held in separate accounts. Level 1 instruments are valued using quoted market prices for identical unrestricted instruments in active markets.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

     LEVEL 2 - CASH INSTRUMENTS

Level 2 cash instruments include fixed maturity securities for which quoted market prices from active markets are not available. Level 2 cash instruments are priced using observable inputs, which can be verified to quoted prices, recent trading activity for identical or similar instruments, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Consideration is given to the nature of the quotations and the relationship of recent market activity to the prices provided from alternative pricing sources. The Company does not make valuation adjustments to Level 2 instruments.

     LEVEL 3 - CASH INSTRUMENTS

Level 3 cash instruments have one or more significant valuation inputs that are not observable. Absent evidence to the contrary, Level 3 investments are initially valued at transaction price, which is considered to be the best initial estimate of fair value. Subsequently, the Company uses other methodologies to determine fair value, which vary based on the type of instrument.

Valuation inputs and assumptions are changed when corroborated by substantive observable evidence, including values realized on sales of Level 3 assets.

DERIVATIVE CONTRACTS

     LEVEL 1 - DERIVATIVE CONTRACTS

Level 1 derivatives include exchange-traded futures as they are actively traded and are valued at their quoted market price.

     LEVEL 2 - DERIVATIVE CONTRACTS

Level 2 derivatives include most types of derivative instruments utilized by the Company and include derivatives for which all significant valuation inputs are corroborated by market evidence. These derivative contracts are principally valued using an income approach. The Company calculates the fair value of derivative assets by discounting future cash flows at a rate that incorporates counterparty credit spreads and the fair value of derivative liabilities by discounting future cash flows at a rate that incorporates the Company's own credit spreads.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence.

     INTEREST RATE DERIVATIVES

Valuations for non-option based derivatives are based on present value techniques, which utilize significant inputs that may include the swap yield curve, London Interbank Offered Rate ("LIBOR") basis curves and repurchase rates. Valuations for option based derivatives are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

     FOREIGN CURRENCY DERIVATIVES

Prices for currency derivatives based on the exchange rates of leading industrialized nations, including those with longer tenors, are generally transparent.

     EQUITY MARKET DERIVATIVES

Exchange-traded and OTC equity derivatives generally have observable market prices, except for contracts with long tenors or reference prices that differ significantly from current market prices.

     CREDIT DERIVATIVES

Credit derivatives are valued using inputs that may include credit correlation, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

     LEVEL 3 - DERIVATIVE CONTRACTS

Level 3 derivatives include credit derivatives and equity market derivatives, which are valued as described in Level 2 but have significant unobservable inputs and also include embedded derivatives which are principally valued using an income approach as explained in detail below. For Level 3 equity derivatives, significant Level 3 inputs generally include equity volatility inputs for options that are very long-dated. Valuations are based on present value techniques, which may utilize the swap yield curve and the spot equity and bond index level with significant unobservable inputs.

FAIR VALUE OF OTHER ASSETS AND LIABILITIES

SIGNIFICANT UNOBSERVABLE INPUTS

The tables below present the ranges of significant unobservable inputs used to value the Company's Level 3 financial assets and liabilities. These ranges represent the significant unobservable inputs that were used in the valuation of each type of financial asset and liability. Weighted averages in the tables below are calculated by weighting each input by the relative fair value of the respective financial instruments. The ranges and weighted averages of these inputs are not representative of the appropriate inputs to use when calculating the fair value of any one financial asset or liability. Accordingly, the ranges of inputs presented below do not represent uncertainty in, or possible ranges of, fair value measurements of the Company's Level 3 financial assets and liabilities as of December 31, 2015.

LEVEL 3                         LEVEL 3 ASSETS           VALUATION TECHNIQUES AND            RANGE OF SIGNIFICANT UNOBSERVABLE
FINANCIAL ASSETS                 (IN MILLIONS)        SIGNIFICANT UNOBSERVABLE INPUTS            INPUTS (WEIGHTED AVERAGE) (1)
----------------------------  -------------------  -------------------------------------  ----------------------------------------
Corporate fixed maturity      $               347  Discounted cash flow rate              Discounted cash flow rate
securities                                                                                -  4.17% to 4.49% (weighted average is
                                                                                             4.33%)

                                                   Broker quotes                          N/A

Structured securities         $             1,125  Broker quotes                          N/A

Equity securities             $                55  Broker quotes                          N/A
                                                   Net asset value                        N/A

Embedded derivative - modco   $                31  Discounted cash flow rate              Discounted cash flow rate
loans                                              -  Duration/weighted average life      -  0.25 to 24.31 (weighted average is
                                                   -  Contractholder persistency             7.6)
                                                                                          -  5.21% to 8.12% (weighted average is
                                                                                             7.45%)

Embedded derivative - Funds   $                84  Discounted cash flow rate              Discounted cash flow rate
withheld                                             -  Duration/Weighted Average Life      -  0.25 to 24.31 (weighted average is
                                                     -  Contractholder persistency             9.1)
                                                                                            -  5.21% to 12.84% (weighted average is
                                                                                               8.59%)

--------
(1) The range of significant unobservable inputs for level 3 assets valued based on non-binding independent third party valuations or third party price information are not reasonably available to the Company on the valuation techniques and significant unobservable inputs which are indicated as N/A.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                    LEVEL 3
LEVEL 3 FINANCIAL                 LIABILITIES             VALUATION TECHNIQUES AND             RANGE OF SIGNIFICANT UNOBSERVABLE
LIABILITIES                      (IN MILLIONS)        SIGNIFICANT UNOBSERVABLE INPUTS               INPUTS (WEIGHTED AVERAGE)
----------------------------  -------------------  -------------------------------------   ----------------------------------------
Policyholder liabilities      $               316  Present value of best estimate          The weighted average risk margin is
                                                   liability cash flows. Unobservable      0.09%.
                                                   inputs include a market participant
                                                   view of the risk margin included
                                                   in the discount rate which reflects
                                                   the riskiness of the cash flows.

Amerus Closed Block policy    $                75  Present value of expenses paid from     The average expense assumption is $72 per
liabilities                                        the open block plus the cost of         policy increased by inflation.
                                                   capital held in support of the
                                                   liabilities. Unobservable inputs are    The risk margin is 9.42% of the
                                                   a market participant's view of the      liability.  The cost of capital is 13.8%.
                                                   expenses, a risk margin on the
                                                   uncertainty of the level of expenses,
                                                   and a cost of capital on the capital
                                                   held in support of the liabilities.

Embedded derivative - IUL     $               587  Policy persistency is the significant   Lapse rate is 2.5%.
products                                           unobservable input.

Embedded derivative -         $               255  Policyholder behavior is the            Utilization weighted average is 3.31%.
annuity products                                   significant unobservable input          Lapse weighted average is 3.78%.
                                                   including utilization and lapse.

TRANSFERS INTO OR OUT OF LEVEL 3

Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The tables below set forth a summary of changes in the fair value of the Company's Level 3 financial assets and liabilities for the years ended December 31, 2015 and 2014. The tables reflect gains and losses for the full year for all financial assets and liabilities categorized as Level 3 as of December 31, 2015 and 2014.

                                                                      NET
                                                                  UNREALIZED
                                                                     GAINS
                                                                   (LOSSES)
                                     BALANCE,                     RELATING TO
                                        AT                        INSTRUMENTS                          NET
                                    BEGINNING        NET         STILL HELD AT                      TRANSFERS
                                     OF YEAR       REALIZED           THE              NET          IN AND/OR         BALANCE,
YEAR ENDED DECEMBER 31, 2015            AS          GAINS          REPORTING        SETTLEMENTS       OUT OF           AT END
(IN MILLIONS)                        REVISED       (LOSSES)          DATE           /PURCHASES        LEVEL 3         OF YEAR
-------------------------------  -------------  -------------   ----------------   -------------  --------------   -------------
Financial Assets:
   Corporate fixed maturity
     securities                  $          44  $          --   $             (5)  $         196  $          112   $         347
   Structured securities                    --             --                 (9)            935             199           1,125
   Equity securities                        16             --                 11              19               9              55
   Embedded derivative - funds
     withheld                               --             --                 --              --              84              84
   Embedded derivative - modco
     loans                                  67             --                (36)             --              --              31
                                 -------------  -------------   ----------------   -------------  --------------   -------------
     Total financial assets      $         127  $          --   $            (39)  $       1,150  $          404   $       1,642
                                 =============  =============   ================   =============  ==============   =============
Financial Liabilities:
   Policyholder liabilities      $       1,665  $          --   $            (18)  $           6  $       (1,337)  $         316
   FAFLIC Closed Block policy
     liabilities                           655             19                 --              --            (674)             --
   ILICO Closed Block policy
     liabilities                           829              7                 --              --            (836)             --
   Amerus Closed Block policy
     liabilities                            76             --                 (1)             --              --              75
   Derivative instruments
     payable                               220             --                 --              --            (220)             --
   Embedded derivative - IUL
     products                              695             --               (125)             --              17             587
   Embedded derivative -
     annuity products                      220            (40)                --              75              --             255
                                 -------------  -------------   ----------------   -------------  --------------   -------------
     Total financial
        liabilities              $       4,360  $         (14)  $           (144)  $          81  $       (3,050)  $       1,233
                                 =============  =============   ================   =============  ==============   =============

                                                                       NET
                                                                   UNREALIZED
                                                                      GAINS
                                                                    (LOSSES)
                                                                   RELATING TO
                                                                   INSTRUMENTS                        NET
                                     BALANCE,        NET          STILL HELD AT                    TRANSFERS
YEAR ENDED DECEMBER 31, 2014            AT         REALIZED            THE             NET         IN AND/OR         BALANCE,
AS REVISED                          BEGINNING       GAINS           REPORTING       SETTLEMENTS      OUT OF          AT END
(IN MILLIONS)                        OF YEAR       (LOSSES)           DATE          /PURCHASES     LEVEL 3 (1)       OF YEAR
-------------------------------  -------------  -------------   ----------------   -------------  --------------  -------------
Financial Assets:
   Corporate fixed maturity
     securities                  $          --  $          --   $             --   $          44  $           --  $          44
   Equity securities                        --             --                 --               7               9             16
   Embedded derivative - modco              97             --                (30)             --              --             67
                                 -------------  -------------   ----------------   -------------  --------------  -------------
     Total financial assets      $          97  $          --   $            (30)  $          51  $            9  $         127
                                 =============  =============   ================   =============  ==============  =============
Financial Liabilities:
   Policyholder liabilities      $       1,121  $          --   $            340   $          --  $          204  $       1,665
   FAFLIC Closed Block policy
     liabilities                           638             (9)                26              --              --            655
   ILICO Closed Block policy
     liabilities                           823             --                  6              --              --            829
   Amerus Closed Block policy
     liabilities                            83             --                 (7)             --              --             76
   Derivative instruments
     payable                                97             --                123              --              --            220
   Embedded derivative -  IUL
     products                              605             --                 90              --              --            695
   Embedded derivative -
     annuity products                       --             62                 --              29             129            220
                                 -------------  -------------   ----------------   -------------  --------------  -------------
     Total financial
        liabilities              $       3,367  $          53   $            578   $          29  $          333  $       4,360
                                 =============  =============   ================   =============  ==============  =============

--------
(1) Consists of balances acquired in the Forethought Acquisition.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value as of December 31, 2015 and 2014. Accrued investment income has been excluded from the tables below:

AS OF DECEMBER 31, 2015                    CARRYING                                                          FAIR
(IN MILLIONS)                                VALUE          LEVEL 1         LEVEL 2        LEVEL 3          VALUE
---------------------------------------  --------------  --------------  --------------  -------------  -------------
Financial Assets:
   Mortgage loans                        $        2,594  $           --  $        2,643  $          --  $       2,643
   Policy loans                                     675              --                            784            784
   FHLB                                              38              --              --             38             38
   Other invested assets                            179              --               7            172            179
   LS and SPIA assets                               336              --              --            343            343
                                         --------------  --------------  --------------  -------------  -------------
     Total financial assets              $        3,822  $           --  $        2,650  $       1,337  $       3,987
                                         ==============  ==============  ==============  =============  =============
Financial Liabilities:
   Other contractholder deposit funds    $        4,015  $           --  $        3,986  $          --  $       3,986
   Supplementary contracts without life
     contingencies                                   28              --              --             28             28
   Notes payable and accrued interest -
     affiliate                                      258              --              --            257            257
   Securities sold under agreements to
     repurchase                                     402             402              --             --            402
                                         --------------  --------------  --------------  -------------  -------------
     Total financial liabilities         $        4,703  $          402  $        3,986  $         285  $       4,673
                                         ==============  ==============  ==============  =============  =============

AS OF DECEMBER 31, 2014 AS REVISED         CARRYING                                                          FAIR
(IN MILLIONS)                                VALUE          LEVEL 1         LEVEL 2        LEVEL 3          VALUE
---------------------------------------  --------------  --------------  --------------  -------------  -------------
Financial Assets:
   Mortgage loans                        $        1,400  $           --  $        1,453  $          --  $       1,453
   Policy loans                                     737              --              --            858            858
   FHLB                                               9              --              --              9              9
   Other invested assets                             67              --              55             12             67
   LS and SPIA assets                               386              --              --            382            382
                                         --------------  --------------  --------------  -------------  -------------
     Total financial assets              $        2,599  $           --  $        1,508  $       1,261  $       2,769
                                         ==============  ==============  ==============  =============  =============
Financial Liabilities:
   Other contractholder deposit funds    $        2,979  $           --  $        3,007  $          --  $       3,007
   Supplementary contracts without life
     contingencies                                   27              --              --             27             27
   Notes payable and accrued interest -
     affiliate                                      302              --              --            301            301
   Securities sold under agreements to
     repurchase                                     381             381              --             --            381
                                         --------------  --------------  --------------  -------------  -------------
     Total financial liabilities         $        3,689  $          381  $        3,007  $         328  $       3,716
                                         ==============  ==============  ==============  =============  =============

The following methods and assumptions are used to estimate the fair value of each class of financial instruments that are not held at fair value:

     MORTGAGE LOANS

The fair value of mortgages and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

     POLICY LOANS

For policy loans with fixed interest rates, estimated fair values are determined by using discounted cash flow models applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     LIFE SETTLEMENT AND SINGLE PREMIUM IMMEDIATE ANNUITY ASSETS

The fair value of LS and SPIA assets are obtained by discounting the expected cash flows related to the LS and SPIA assets by swap rate plus a spread. The spread is calculated and fixed by matching the initial cash flow projections at purchase date with the LS and SPIA purchase price. Expected cash flows include: annuity payments received from SPIAs, premiums paid into LS and death benefit payments received on LS.

     ANNUITY RESERVES

The fair value of the Company's annuity contracts is estimated based on the contracts' cash surrender values and fair value of embedded derivatives.

     INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair value of liabilities under supplementary contracts without life contingencies is estimated based on current fund balances. The fair value of other individual contractholder funds represents the present value of future policy benefits.

     NOTES PAYABLE AND ACCRUED INTEREST

The fair value of the notes payable and accrued interest was determined by using vendor pricing models.

     SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

The Company participates in third party repurchase agreements. Fair value is estimated based on expected future cash flows and interest rates.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. CLOSED BLOCKS

Summarized financial information of the Company's closed blocks is as follows:


BALANCE SHEETS AS OF DECEMBER 31,                                                                             2014
(IN MILLIONS)                                                                               2015           AS REVISED
------------------------------------------------------------------------------------  ----------------  ----------------
Assets
  Trading fixed maturity securities at fair value (amortized cost of $0 and
    $1,026 in 2015 and 2014, respectively)                                            $             --  $          1,108
  Mortgage loans                                                                                    --                32
  Policy loans                                                                                       1               171
  Cash and cash equivalents                                                                         10                22
  Accrued investment income                                                                         --                17
  Deferred income taxes                                                                             30
  Reinsurance recoverable                                                                        1,363                10
  Other assets                                                                                      14                 2
                                                                                      ----------------  ----------------
    Total assets                                                                                 1,418             1,362
                                                                                      ----------------  ----------------
Liabilities
  Policyholder liabilities at fair value                                                         1,345             1,449
  Policyholder dividend obligation at fair value (1)                                                74                89
  Policyholder dividends payable at fair value (1)                                                  16                21
  Other liabilities                                                                                 12                 6
                                                                                      ----------------  ----------------
    Total liabilities                                                                            1,447             1,565
                                                                                      ----------------  ----------------
Excess of closed block liabilities over assets designated to the closed blocks and
  maximum future earnings to be recognized from closed block assets and liabilities   $             29  $            203
                                                                                      ================  ================

--------
(1) Included within contractholder deposit funds and other policyholder liabilities in the accompanying Consolidated Balance Sheets.

STATEMENTS OF OPERATIONS FOR THE YEARS ENDED DECEMBER 31,                                   2014
(IN MILLIONS)                                                              2015          AS REVISED           2013
--------------------------------------------------------------------  ---------------   ---------------  ---------------
Revenues
   Premiums and other income                                          $        (1,321)  $            45  $            24
   Net investment income (expense)                                                (26)              125              (12)
   Net realized investment gains                                                   26                 1               15
                                                                      ---------------   ---------------  ---------------
     Total revenues                                                            (1,321)              171               27
                                                                      ---------------   ---------------  ---------------
Benefits and Expenses
   Policyholder benefits                                                       (1,390)              150              (14)
   Other expenses                                                                   1                 1                1
                                                                      ---------------   ---------------  ---------------
     Total benefits and expenses                                               (1,389)              151              (13)
                                                                      ---------------   ---------------  ---------------
Net contribution from the closed blocks                                            68                20               40
Income tax expense                                                                  1                12               15
                                                                      ---------------   ---------------  ---------------
Net income                                                            $            67   $             8  $            25
                                                                      ===============   ===============  ===============

Many expenses related to the closed block operations are charged to the general operations of the Company; accordingly, the contributions from the closed blocks do not represent the actual profitability of the closed block operations.

The closed blocks of business represents policies acquired through acquisition, which were valued at fair value at the acquisition date.

Effective December 1, 2015, the Company entered into coinsurance agreements which ceded substantially all the risk in the FAFLIC and the ILICO Closed Blocks. See Note 13 for additional information.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

10. INCOME TAXES

PROVISION FOR INCOME TAXES

The tables below present the components of the expense (benefit) for taxes attributable to continuing operations and a reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate.

         FOR THE YEARS ENDED DECEMBER 31,                                                2014               2013
         (IN MILLIONS)                                                 2015           AS REVISED         AS REVISED
         -------------------------------------------------------  ---------------   ---------------    ---------------
         Current income tax expense
            Federal                                               $            37   $            92    $           276
            State/local                                                         2                 3                 --
                                                                  ---------------   ---------------    ---------------
              Total current income tax expense                                 39                95                276
                                                                  ---------------   ---------------    ---------------
         Deferred income tax expense (benefit)
            Federal                                                           112                 3               (260)
            State/local                                                        (2)               (3)                --
                                                                  ---------------   ---------------    ---------------
              Total deferred income tax expense (benefit)                     110                --               (260)
                                                                  ---------------   ---------------    ---------------
                 Total income tax expense                         $           149   $            95    $            16
                                                                  ===============   ===============    ===============

         FOR THE YEARS ENDED DECEMBER 31,                                                2014               2013
         (IN MILLIONS)                                                 2015           AS REVISED         AS REVISED
         -------------------------------------------------------  ---------------   ----------------   ---------------
         Expected income tax expense                              $           157   $           103    $            21
         Addition (reduction) in income tax resulting from:
            Dividend received deduction                                        (6)               (4)                (4)
            Intercompany reinsurance on funds withheld trusts                  (1)               (2)                --
            Low income housing tax credits                                     (2)               (2)                --
            Prior year taxes                                                   --                --                 (1)
            Other                                                               1                --                 --
                                                                  ---------------   ---------------    ---------------
              Total income tax expense                            $           149   $            95    $            16
                                                                  ===============   ===============    ===============

DEFERRED INCOME TAXES

Deferred income taxes reflect the net effects of temporary differences between financial reporting and tax basis of assets and liabilities. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse. Valuation allowances are established to reduce deferred tax assets to the amount that more likely than not will be realized.


COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The table below presents the significant components of deferred tax assets and liabilities.

         AS OF DECEMBER 31,                                                                 2014
         (IN MILLIONS)                                                   2015            AS REVISED
         ---------------------------------------------------------  ---------------    ---------------
         Deferred tax assets
            Insurance reserves                                      $           418    $           555
            Sec. 848 capitalization                                             316                292
            Investments, net                                                     36                 --
            Tax credit carryforwards                                             --                  2
            Loss carryforwards                                                   27                 27
            Ceding commission                                                    62                 43
            Accrued policyholder dividends                                        4                  6
            Deferred compensation/accrued bonuses                                --                 --
            Deferred revenue liability                                          278                 44
            Goodwill                                                             18                 20
            Other, net                                                            5                  4
                                                                    ---------------    ---------------
              Subtotal deferred tax assets                                    1,164                993
            Valuation allowance                                                  --                 (2)
                                                                    ---------------    ---------------
                 Total deferred tax assets, net                               1,164                991
                                                                    ---------------    ---------------
         Deferred tax liabilities
            VOBA/DAC/URR                                                       (780)              (495)
            Investments, net                                                     --               (281)
            Fair value adjustment - closed blocks                                (6)               (35)
            Funds withheld                                                       (5)              (121)
            Other, net                                                           --                 --
                                                                    ---------------    ---------------
              Total deferred tax liabilities                                   (791)              (932)
                                                                    ---------------    ---------------
                 Total deferred tax assets, net                     $           373    $            59
                                                                    ===============    ===============

TAX ATTRIBUTES

At December 31, 2015, the Company did not record any valuation allowance. The Company has recorded a valuation allowance of $2 million against tax benefits from foreign tax credit carryforwards for the tax year ended December 31, 2014, as it is the Company's opinion that it is more likely than not that these deferred tax assets will not be fully realized. In management's judgment, the remaining gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2015, the Company has foreign tax credit carryforwards of $2 million that expired, at which time the corresponding valuation allowance was also released. In addition at December 31, 2015 the Company has net operating loss carryforwards of $77 million that begin to expire in 2017 and no capital loss carryforwards. The net operating loss carryforwards were generated prior to 2006 and are subject to Internal Revenue Code Section 382 annual limitations of $14 million.

UNRECOGNIZED TAX BENEFITS

The Company recognizes tax positions in the consolidated financial statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between the position taken in a tax return and amounts recognized in the consolidated financial statements. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will impact the Company's financial condition, results of operations or cash flows. As of December 31, 2015 and 2014, the Company did not record a liability related to accounting for uncertainty in income taxes.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

STATUS OF OPEN TAX YEARS

Subsidiaries of the Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and when appropriate, provisions are made in the consolidated financial statements in anticipation of the results of these audits. All years subsequent to and including 2011 remain open to examination by the IRS. Currently one of the Company's subsidiaries is being audited by the IRS, to date there have been no material issues identified in the audit.

11. DIVIDEND RESTRICTIONS AND STATUTORY INFORMATION

Several of the Company's subsidiaries are regulated insurance companies and subject to laws governing the payment of dividends to shareholders. These laws could impact the dividend paying ability of the Company's regulated subsidiaries.

Statutory information for the Company is as follows:

         AS OF DECEMBER 31,                                     UNAUDITED           AUDITED
         (IN MILLIONS EXCEPT RISK-BASED CAPITAL RATIO)            2015               2014
         --------------------------------------------------  ---------------    ---------------
         Capital and surplus                                 $         2,170    $         1,646
         Statutory net income                                             59                216
         Dividends permitted without permission                          217                 55
         Company action level risk-based capital ratio                   458%               476%

The Company's U.S. domiciled insurance subsidiaries must meet minimum capital and surplus requirements under a risk-based capital ("RBC") formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula is intended to take into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. All of the Company's U.S. insurance subsidiaries individually exceeded company action level RBC for 2015 and 2014.

Certain of the Company's regulated insurance subsidiaries are required to file financial statements with U.S. state regulatory authorities prepared on an accounting basis prescribed or permitted by their domiciliary state. Statutory surplus computed under those methodologies differ from shareholders' equity reported in accordance with U.S. GAAP primarily because fixed maturity securities are required to be carried at cost or amortized cost, policy acquisition costs are expensed when incurred and asset valuation and interest maintenance reserves are required to be held. Life insurance reserves are calculated based upon different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

The Company's insurance entities cede certain term and UL insurance statutory reserves to wholly-owned captives on coinsurance and funds withheld ("FwH") coinsurance bases. The reserves are secured by cash, invested assets and financing provided by highly rated third parties. As of December 31, 2015 and 2014, the Company's wholly-owned captives assumed statutory reserves of $4.5 billion and $4.2 billion, respectively, from the Company's insurance entities. In the states of Vermont and Iowa, the affiliated reinsurers had permitted and prescribed practices allowing for the admissibility of certain assets backing these reserves. As of December 31, 2015 and 2014, assets admitted under these practices totaled $1.6 billion and $1.5 billion, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

12. VALUE OF BUSINESS ACQUIRED, DEFERRED ACQUISITION COSTS, UNEARNED REVENUE RESERVES AND UNEARNED FRONT-END LOADS

The following reflects the changes to the VOBA asset:

         FOR THE YEARS ENDED DECEMBER 31,                                                                  2014
         (IN MILLIONS)                                                                   2015           AS REVISED
         -------------------------------------------------------------------------  ---------------   ---------------
         Balance, at beginning of year                                              $           782   $           538
            Acquisition/Reinsurance                                                               4               473
            Amortized to expense during the year (1)                                            (57)              (94)
            Adjustment for unrealized investment gains (losses) during the year                 193              (135)
                                                                                    ---------------   ---------------
         Balance, at end of year                                                    $           922   $           782
                                                                                    ===============   ===============

--------
        (1) These amounts are shown within amortization of policy acquisition costs in the accompanying Consolidated Statements of Operations.

Estimated future amortization of VOBA as of December 31, 2015 is as follows:

                                                                     AMOUNTS
                 YEARS                                            (IN MILLIONS)
                 ----------------------------------------------  ---------------
                 2016                                            $            64
                 2017                                                         60
                 2018                                                         55
                 2019                                                         59
                 2020                                                         52
                 2021 and thereafter                                         632
                                                                 ---------------
                    Total                                        $           922
                                                                 ===============

The following reflects the changes to the DAC asset:

         FOR THE YEARS ENDED DECEMBER 31,                                                                  2014
         (IN MILLIONS)                                                                   2015           AS REVISED
         -------------------------------------------------------------------------  ---------------   ---------------
         Balance, at beginning of year                                              $           517   $           280
            Acquisition/Reinsurance                                                              25                --
            Deferral                                                                            452               356
            Amortized to expense during the year (1)                                            (64)              (80)
            Adjustment for unrealized investment losses during the year                         108               (39)
                                                                                    ---------------   ---------------
         Balance, at end of year                                                    $         1,038   $           517
                                                                                    ===============   ===============

--------
        (1) These amounts are shown within amortization of policy acquisition costs in the accompanying Consolidated Statements of Operations.

The following reflects the changes to the URR and UFEL:

         FOR THE YEARS ENDED DECEMBER 31,
         (IN MILLIONS)                                                                   2015              2014
         -------------------------------------------------------------------------  ---------------   ---------------
         Balance, at beginning of year                                              $             7   $             4
            Deferral                                                                            122               114
            Amortized to income during the year (1)                                             (56)              (55)
            Adjustment for unrealized investment gains (losses) during the year                 111               (56)
                                                                                    ---------------   ---------------
         Balance, at end of year                                                    $           184   $             7
                                                                                    ===============   ===============

--------
       (1) These amounts are shown within universal life and investment-type product policy fees in the accompanying Consolidated Statements of Operations.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

13.  REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure through reinsurance. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance, modco, FwH coinsurance, and yearly renewable term basis. Under a coinsurance agreement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses and the investment risk, if any, inherent in the underlying policy. Modco and FwH coinsurance differ from coinsurance in that the assets supporting the reserves are retained by the ceding company while the related investment risk is transferred to the reinsurer.

Effective January 1, 2015, the Company assumed, through a coinsurance agreement, certain FA and payout contracts. Under this agreement, the Company recorded a deposit liability of $723 million. Concurrent with this agreement, the Company retroceded a portion of this business to Commonwealth Annuity and Life Reinsurance Company ("CwA Re"), a Bermuda domiciled company and a wholly-owned indirect subsidiary of GAFG, on a FwH coinsurance basis.

Effective April 1, 2015, the Company entered into a monthly renewable term agreement to cede risks associated with certain UL policies issued by Accordia and FAFLIC.

Effective April 1, 2015, the Company assumed, on a coinsurance and modco basis, certain UL and VUL policies. Under this agreement, the Company recorded a deposit liability of approximately $631 million. Concurrent with this agreement, the Company retroceded this business to CwA Re.

Effective July 31, 2015, the Company amended two treaties it held with Athene Life Insurance Company of New York ("Athene"), which resulted in the restructuring of reinsurance on certain UL, IUL and term life policies from FwH coinsurance to coinsurance. As a result of the amendments, $892 million of assets were transferred to the Company. Prior to the amendment, the Company valued the FwH coinsurance treaties under the fair value basis; subsequent to the amendment, the Company valued the treaties in accordance with traditional U.S. GAAP accounting for long-duration policies. The difference in the value of the liabilities under the FwH coinsurance treaties and the liabilities under the coinsurance treaty of $245 million was included in the cost of reinsurance as an intangible value that will be amortized based on either death benefits in force or the run off of the base policy reserves, depending on the type of product. The intangible value amortization is included in policy benefits, claims and losses and loss adjustment expenses in the Consolidated Statements of Operations.

In accordance with the Athene reinsurance agreements, the Company has initiated assumption reinsurance on eligible policies, beginning in August, 2015. As a result of the assumption reinsurance, the affected policies are reported as direct business, rather than assumed business. Eligible policies will continue to novated in the future. As these novations occur, the affected policies will be reported as direct business.

Effective October 1, 2015, the Company assumed, on a 50% quota share basis, certain deferred annuity contracts, through a coinsurance agreement. Under this agreement, the Company recorded a deposit liability of $733 million. Concurrent with this agreement, the Company retroceded a portion of this business to CwA Re.

Effective December 31, 2015, the Company entered into an internal reinsurance transaction with its subsidiary, whereby all of the VA business written by FLIC was ceded to the Company, with certain contracts retroceded to CwA Re, on a FwH coinsurance, coinsurance, and modco basis. As a result of these transactions, the Company recorded a reinsurance recoverable of $169 million and a FwH payable of $114 million.

Effective December 1, 2015, the Company ceded substantially all the policies in the FAFLIC and the ILICO Closed Blocks, through two coinsurance agreements. As a result of these agreements, the Company transferred $1 billion of trading fixed maturity securities, and recorded a reinsurance recoverable of $1.4 billion which is included in other assets in the Balance Sheets. The Company elected the fair value option for the treaties. See Note 9 for additional information.

Effective April 1, 2014, the Company assumed, through a FwH coinsurance agreement, certain qualified FA contracts. Due to the nature of the underlying product, the Company reports this transaction following deposit accounting. A deposit liability of approximately $912 million was established.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Effective July 1, 2014, the Company entered into multiple yearly renewable term reinsurance agreements to cede what was previously being ceded externally by Athene. There was no change in reinsurance risk to the Company; the contracts were novated from Athene to the Company. In addition, new yearly renewable term treaties were executed to reinsure policies issued since January 1, 2013 which were either reinsured by the Company from Athene or issued by Accordia effective May 1, 2014 as the Company began selling direct business.

Effective November 1, 2014, the Company entered into an amendment of a yearly renewable term reinsurance agreement. Under this agreement, the Company received consideration of $99 million from the reinsurers in exchange for increased reinsurance premium rates through December 31, 2022.

The Company maintains a number of other reinsurance treaties whereby the Company assumes on a coinsurance basis and modco basis life, FA, VA, UL and VUL insurance policies. The Company also maintains other reinsurance treaties including the cession of certain UL policies, certain individual disability income policies and discontinued accident and health insurance.

The effects of reinsurance on the Consolidated Balance Sheets were as follows:

             AS OF DECEMBER 31,                                                       2014
             (IN MILLIONS)                                        2015             AS REVISED
             ----------------------------------------------  ----------------   -----------------
             Policyholder liabilities:
                Direct                                       $         24,574   $          14,272
                Assumed -- non-affiliated                              12,249              15,412
                                                             ----------------   -----------------
                  Total policyholder liabilities                       36,823              29,684
                                                             ----------------   -----------------
                Ceded -- affiliated                                    (6,484)             (5,368)
                Ceded -- non-affiliated (1)                            (1,875)               (869)
                                                             ----------------   -----------------
                  Total ceded policyholder liabilities                 (8,359)             (6,237)
                                                             ----------------   -----------------
             Net policyholder liabilities                    $         28,464   $          23,447
                                                             ================   =================

--------
            (1) Reported within reinsurance recoverable within the Consolidated
                Balance Sheets.

The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and on market conditions (including the availability and pricing of reinsurance). The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company held no allowance for bad debts at December 31, 2015 or 2014.

As of December 31, 2015 and 2014, the Company had $1.5 billion and $2.7 billion of reinsurance receivables, respectively, with two counterparties related to modco and FwH contracts. The assets supporting these receivables were held in trusts and not part of the respective counterparty's general accounts.

The effects of reinsurance on the Consolidated Statements of Operations were as follows:

     FOR THE YEARS ENDED DECEMBER 31,                                           2014
     (IN MILLIONS)                                          2015             AS REVISED            2013
     ------------------------------------------------  ----------------   -----------------   ---------------
     Premiums:
        Direct                                         $            104   $              94   $            20
        Assumed -- non-affiliated                                   134                 131                43
        Ceded -- non-affiliated                                  (1,510)                (83)               (1)
                                                       ----------------   -----------------   ---------------
     Net premiums                                      $         (1,272)  $             142   $            62
                                                       ================   =================   ===============


COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31,                                                                  2014
(IN MILLIONS)                                                                  2015            AS REVISED           2013
------------------------------------------------------------------------  ----------------   ----------------  ----------------
Universal life and investment-type product policy fees:
   Direct                                                                 $            526   $            278  $            135
   Assumed -- non-affiliated                                                           635                686               300
   Ceded -- affiliated                                                                (153)                --               (86)
                                                                          ----------------   ----------------  ----------------
Net universal life and investment product policy fees                     $          1,008   $            964  $            349
                                                                          ================   ================  ================

FOR THE YEARS ENDED DECEMBER 31,                                                                  2014
(IN MILLIONS)                                                                  2015            AS REVISED           2013
------------------------------------------------------------------------  ----------------   ----------------  ----------------
Policy benefits, claims and losses and loss adjustment expenses:
   Direct                                                                 $          1,218   $            697  $            130
   Assumed -- non-affiliated                                                           311              1,876               570
   Ceded -- non-affiliated                                                          (1,282)              (604)               11
   Ceded -- affiliated                                                                (311)                --                (6)
                                                                          ----------------   ----------------  ----------------
Net policy benefits, claims and losses and loss adjustment expenses       $            (64)  $          1,969  $            705
                                                                          ================   ================  ================

14.  COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

         AS OF DECEMBER 31,                                                  2014
         (IN MILLIONS)                                     2015           AS REVISED
         -------------------------------------------  ---------------   ---------------
         Railcars                                     $            63   $            72
         DSI and intangible assets                                 59                36
         Accounts receivable                                       40                18
         Miscellaneous assets                                      68                27
                                                      ---------------   ---------------
            Total other assets                        $           230   $           153
                                                      ===============   ===============

The amortization expense of definite life intangible assets was $4 million for both years ended December 31, 2015 and 2014. The indefinite life intangible assets are not subject to amortization. The definite life intangible assets are amortized over a period of 1 to 13 years.

Accrued expenses and other liabilities consist of the following:

     AS OF DECEMBER 31,                                                                   2014
     (IN MILLIONS)                                                      2015           AS REVISED
     -----------------------------------------------------------  ----------------   ---------------
     Investment in process                                        $             83   $            37
     Accrued employee related expenses                                          72                75
     Accrued expenses                                                           42                36
     Accounts payable                                                           14                13
     Other tax related liabilities                                               8                11
     Income taxes payable                                                       --                22
     Miscellaneous accrued expenses and other liabilities                      153               120
                                                                  ----------------   ---------------
        Total accrued expenses and other liabilities              $            372   $           314
                                                                  ================   ===============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Other income consists of the following:

     FOR THE YEARS ENDED DECEMBER 31,
     (IN MILLIONS)                                                         2015               2014              2013
     ---------------------------------------------------------------  ---------------  ----------------  ---------------
     Lease and other income from railcars                             $            17  $             17  $             8
     Administrative, marketing and distribution fees                               15                 7                1
     Miscellaneous income                                                          10                19               20
                                                                      ---------------  ----------------  ---------------
        Total other income                                            $            42  $             43  $            29
                                                                      ===============  ================  ===============

Other operating expenses consist of the following:

     FOR THE YEARS ENDED DECEMBER 31,                                                        2014
     (IN MILLIONS)                                                         2015           AS REVISED          2013
     ---------------------------------------------------------------  ---------------  ----------------  ---------------
     Taxes, licenses and fees                                         $            27  $             34  $            11
     Commissions                                                                   21                (1)             (77)
     Administrative and professional services                                      93                86               59
     Employee related expenses                                                    124               112                4
     Miscellaneous operating expenses                                             161               191               72
                                                                      ---------------  ----------------  ---------------
          Total other operating expenses                              $           426  $            422  $            69
                                                                      ===============  ================  ===============

15.  COMMITMENTS AND CONTINGENCIES

COMMITMENTS

The Company has operational servicing agreements with third party administrators for policy administration over certain FA, traditional life, UL, IUL, VA and VUL policies. Additionally, the Company is party to a third party professional services agreement regarding the management of aspects of its reinsurance portfolio.

As of December 31, 2015, purchase commitments under agreements with third party administrators and other service providers and lease commitments were as follows:

                                                             AMOUNTS
                 YEARS                                    (IN MILLIONS)
                 --------------------------------------  ---------------
                 2016                                    $            28
                 2017                                                 28
                 2018                                                 28
                 2019                                                 23
                 2020                                                 21
                 2021 and thereafter                                  19
                                                         ---------------
                    Total                                $           147
                                                         ===============

CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

In connection with the separation of the Company from GAFG's former parent, Goldman Sachs Group, Inc. (together with its subsidiaries and affiliates, "GS"), GAFG provided certain written assurances (the 2013 Keepwell Agreement) to the Commissioner.

GAFG agreed to make capital contributions to the Company, subject to a maximum of $250 million, if necessary to ensure that the Company maintains a RBC ratio of at least 100% of the Company Action Level. Such assurances have been provided solely to the Commissioner by GAFG and terminate in 2018 or at such time as GS owns less than 10% of the voting securities of GAFG.

See Note 2 for additional information on the proposed Department of Labor rule.

GUARANTEES

In connection with a 4-year $588 million Revolving Credit Facility ("Revolver") entered into by FinCo and certain other subsidiaries of FinCo as borrowers, the Company and its parents, Global Atlantic Financial Life Limited ("GAFLL") and FinCo, agreed to jointly and severally guarantee payment and performance of each borrower's obligation under the Revolver when due if not promptly paid by the applicable borrower, for the benefit of the lenders. The guarantee is released when all commitments and obligations under the Revolver have been paid in full, or when the Revolver expires or is terminated. See Note 3 for additional information.

In connection with a 2-year $95 million revolving credit facility ("RCF") entered into by FinCo and certain other subsidiaries of GAFG, the Company agreed to jointly and severally guarantee payment and performance of each borrower's obligation under the RCF when due if not promptly paid by the applicable borrower, for the benefit of the lenders. The guarantee is released when all commitments and obligations under the RCF have been paid in full, or when the RCF expires or is terminated. In March 2015, the RCF was terminated and all guarantees released. See Note 3 for additional information.

In connection with a 2-year $300 million Term Loan entered into by FFG as a borrower and certain other subsidiaries of GAFG as guarantors, FFG and its parents GAFLL and FinCo agreed to jointly and severally guarantee payment and performance of the borrower's obligations under the Term Loan when due, if not promptly paid by the borrower, for the benefit of the lenders. The guarantee is released when all obligations under the Term Loan have been paid in full, or when the Term Loan expires or is terminated. In March 2015, the Term Loan was terminated and all guarantees released. See Notes 3 and 17 for additional information.

LITIGATION

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatening lawsuits that are reasonably likely to have a material adverse effect on the consolidated financial position or results of operations.

INDEMNIFICATION AGREEMENTS

In conjunction with the Accordia acquisition, the Company has agreed to indemnify Athene for certain third party claims and the Company is maintaining a litigation accrual for the claims. The litigation accrual related to these claims was $3 million and $9 million as of December 31, 2015 and 2014, respectively.

FINANCING ARRANGEMENTS

The Company has financing arrangements with unaffiliated third parties to support the reserves of its affiliated captive reinsurers. Total fees expensed associated with these credit facilities were $14 million, $13 million, and $4 million for the years ended December 31, 2015, 2014, and 2013 respectively, and are included in other operating expenses in the Consolidated Statement of Operations. As of December 31, 2015 and 2014, the total capacity of the financing arrangements with third parties was $1.6 billion and $1.5 billion, respectively.

There were no outstanding balances from the financing arrangements with unaffiliated third parties as of December 31, 2015 or 2014.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

16. RELATED PARTY TRANSACTIONS

The Company has investment management service agreements with Goldman Sachs Asset Management, L.P. ("GSAM"), a related party of GS. GSAM provides investment management services across the Company. The Company recorded expenses for these agreements of $19 million and $22 million for the years ended December 31, 2015 and 2014, respectively, and had $5 million and $11 million payable at December 31, 2015 and 2014, respectively. During the year ended December 31, 2013, the Company had administration, shared services, management services, and investment management services agreements with related parties under GS. The Company recorded expenses for these agreements of $15 million for the year ended Decemeber 31, 2013.

During the years ended December 31, 2015 and 2014, the Company had agreements with certain affiliates under GAFG. These affiliates agreed to provide personnel, management services, administrative support, the use of facilities, and such other services as the parties may agree from time to time. The Company recorded expenses of $189 million, $153 million, and $41 million for the years ended December 31, 2015, 2014, and 2013, respectively, and had $21 million and $9 million payable at December 31, 2015 and 2014, respectively.

The Company has a service agreement with GAFLL, a Bermuda domiciled company and a wholly-owned direct subsidiary of GAFG, which can be terminated by either party upon applicable notice. Under the agreement, the Company recorded expenses of $2 million, $2 million, and $1 million for the years ended December 31, 2015, 2014, and 2013, respectively, related to certain employee compensation plans, including incentive interests and stock appreciation rights.

During the years ended December 31, 2015 and 2014, the Company had agreements with CwA Re, under which CwA Re agreed to pay the Company certain fees for administration of ceded blocks of VA, FA, UL and individual life business. The Company received fee income from CwA Re of $21 million, $20 million, and $16 million for the years ended December 31, 2015, 2014, and 2013, respectively, and had $6 million and $5 million receivable at December 31, 2015 and 2014, respectively.

During the years ended December 31, 2015 and 2014, the Company received certain distribution and administration fees from affiliates under GS. The Company recorded income from these agreements of $4 million, $4 million, and $5 million for the years ended December 31, 2015, 2014, and 2013, respectively, and had $1 million receivable at December 31, 2015 and 2014.

The Company has entered into several derivative transactions with affiliates, which resulted in expenses of $9 million, income of $53 million, and income of $41 million for the years ended December 31, 2015, 2014, and 2013, respectively. The Company had affiliated derivatives receivables of $84 million and payables of $220 million for the years ended December 31, 2015 and 2014, respectively.

The Company has entered into transactions with affiliates to purchase fixed maturity securities totaling $36 million for the years ended December 31, 2014. These transactions were recorded at fair value. There were no outstanding receivables at December 31, 2015 or 2014 related to these transactions.

17. NOTES PAYABLE AND ACCRUED INTEREST

Notes payable and accrued interest was comprised of the following:

             AS OF DECEMBER 31,
             (IN MILLIONS)                                                     2015               2014
             -----------------------------------------------------------  ---------------  ----------------
             Surplus note -- affiliated                                   $          255   $            300
             Accrued interest                                                           3                 2
                                                                          ---------------  ----------------
                Total notes payable and accrued interest - affiliate      $           258  $            302
                                                                          ===============  ================

SURPLUS NOTE - AFFILIATED

On January 2, 2014, CwA issued a $300 million aggregate principal balance amount of surplus note (the "Surplus Note") to its direct parent, FinCo, of which $255 million remains outstanding following a contractual amortization of principal payment that occurred in January 2015. On May 11, 2015 the Surplus Note interest was amended with the following terms: (i) a final maturity date of March 4, 2019; (ii) an interest rate of 4.75%, paid semi-annually. All payments of principal and interest may be made only subject to the prior approval of the Commissioner.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The Surplus Note is subordinated in right of payment to the prior payment in full of all senior indebtedness, policy claims and prior claims of CwA, as those terms are used in Sections 180A through 180L1/2 of Chapter 175 of the Massachusetts General Laws and any successor provision.

The Company recognized $11 million and $10 million of interest expense on notes payable for the years ended December 31, 2015 and December 31, 2014, respectively. A single principal payment of $255 million is due in 2019.

18. EMPLOYEE BENEFIT PLANS

The Company, through its Accordia and FAFLIC insurance subsidiaries, has non-qualified defined benefit pension plans for certain agents. The measurement date for all defined benefit plans is December 31. The Company also has, through Accordia and FAFLIC, non-qualified supplemental defined pension plans to provide retirement benefits to certain agents. The net periodic benefit costs at December 31, 2015 and 2014 were $1 million.

Weighted average assumptions used to determine net periodic benefit costs as of December 31, 2015 and 2014 are as follows:

     AS OF DECEMBER 31,                                                2015               2014
     ----------------------------------------------------------  ----------------   ---------------
     Weighted -- average discount rate                                      3.86%             4.70%
     Expected long-term rate of return on plan assets              Not applicable    Not applicable
     Rate of compensation increase                                         10.00%            10.00%

The Company employs a building block approach in determining the expected long-term rate of return of plan assets. Historical markets are studied and long-term historical relationships between equities and fixed-income are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run. Current market factors such as inflation and interest rates are evaluated before long-term market assumptions are determined. The long-term portfolio return is established utilizing a building block approach with proper consideration of diversification and rebalancing. Peer data and historical returns are reviewed to check for reasonability and appropriateness.

Additional year-end information for plans with accumulated benefit obligations in excess of plan assets at December 31, 2015 and 2014 are as follows:

         AS OF DECEMBER 31,
         (IN MILLIONS)                                         2015               2014
         -----------------------------------------------  ---------------    ---------------
         Projected benefit obligation                     $            10    $            10
         Accumulated benefit obligation                   $             9    $             9

Changes in the projected benefit obligation and plan assets at December 31, 2015 and 2014 are as follows:

         FOR THE YEARS ENDED DECEMBER 31,
         (IN MILLIONS)                                                     2015             2014
         -----------------------------------------------------------  ---------------   ---------------
         Benefit obligation, at beginning of year                     $            10   $            --
            Benefit obligation at date of transfer, May 1, 2014                    --                10
            Liability actuarial loss                                               (1)                1
            Benefits paid                                                          --                (1)
                                                                      ---------------   ---------------
         Benefit obligation, at end of year                           $             9   $            10
                                                                      ===============   ===============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

     FOR THE YEARS ENDED DECEMBER 31,
     (IN MILLIONS)                                                      2015              2014
     -----------------------------------------------------------  ----------------   ---------------
     Fair value of plan assets, at beginning of year              $             --   $            --
        Reporting entity contributions                                          --                 1
        Benefits paid                                                           --                (1)
                                                                  ----------------   ---------------
     Fair value of plan assets, at end of year                    $             --   $            --
                                                                  ================   ===============

     Unfunded status, at end of year                              $             (9)  $           (10)

The underfunded status amounts shown above have been recognized in the Company's consolidated financial statements and are included in other invested assets and accrued expenses and other liabilities.

     AS OF DECEMBER 31,
     (IN MILLIONS)                                                        2015              2014
     -------------------------------------------------------------  ----------------   ---------------
     Net asset and benefit obligation (gains) losses                $             (1)  $             1
                                                                    ----------------   ---------------
     Net amount recognized                                          $             (1)  $             1
                                                                    ================   ===============

Weighted average assumptions used to determine projected benefit obligations as of December 31, 2015 and 2014 are as follows:

     AS OF DECEMBER 31,                              2015                    2014
     -------------------------------------- ----------------------   ---------------------
     Weighted -- average discount rate                4.15%                  3.86%
     Rate of compensation increase                   10.00%                 10.00%
     Measurement date                          December 31, 2015       December 31, 2014

No plan assets are expected to be returned to the Company during the next 12 month period.

The Company does not have any regulatory contribution requirements as of December 31, 2015.

As of December 31, 2015, the Company's estimated pension benefits to be paid out total $4 million. The majority of these benefits are projected to be paid in 2021 and thereafter.

Effective May 1, 2014, the Company assumed, and received assets for, the sponsorship of a non-qualified defined contribution pension plan covering career distribution system agents for Athene. The liability for these pension plans was $33 million and $38 million at December 31, 2015 and 2014, respectively. Expenses of $1 million and $3 million have been recognized in association with this plan through December 31, 2015 and 2014, respectively.

Effective May 1, 2014, the Company assumed, and received assets for, obligations arising from non-qualified defined contribution plans for agents that are now in payout status. The periodic payments to agents are fixed in amount and the payment terms are either term certain or life contingent. The Company recognized a liability of $21 million and $24 million at December 31, 2015 and 2014, respectively, for these obligations. Expenses of $2 million and $8 million have been recognized in association with this plan through December 31, 2015 and 2014, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

19. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

Information regarding amounts reclassified out of each component of accumulated other comprehensive income (loss) was as follows:

                                                                                                      FOR THE YEARS ENDED
COMPONENTS OF                                         CONSOLIDATED STATEMENTS OF OPERATIONS               DECEMBER 31,
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)            AND CONSOLIDATED STATEMENTS OF           ----------------------------
(IN MILLIONS)                                         COMPREHENSIVE INCOME (LOSS) LOCATION            2015            2014
------------------------------------------------  ----------------------------------------------  ------------   -------------
Net unrealized investment gains on AFS fixed
   maturity securities and other investments:
   Net unrealized investment gains                Total net realized investment gains             $         76    $        170
                                                                                                  ------------    ------------
     Net unrealized investment gains, before                                                                76             170
       income tax
     Income tax (expense) benefit                                                                          (27)            (60)
                                                                                                  ------------    ------------
     Net unrealized investment gains, net of
       income tax                                                                                           49             110
                                                                                                  ------------    ------------

Total reclassifications, net of income tax                                                        $         49    $        110
                                                                                                  ============    ============

20.  SUBSEQUENT EVENTS

The Company evaluated all events and transactions through April 15, 2016, the date the accompanying consolidated financial statements were issued, that would merit recognition or disclosures in the consolidated financial statements and determined there were none, except for the following:

In March 2016, the Board of Directors of GAFG voted to proceed with a reorganization of certain subsidiaries in the second quarter of 2016. Under the reorganization plan, FinCo which is currently a direct subsidiary of GAFLL will become a direct subsidiary of Commonwealth Re Midco Limited, which is also a direct subsidiary of GAFLL. The reorganization will not have a material financial impact upon the consolidated financial position, results of operations, and cash flows of the Company.

21.  REVISIONS TO 2014 AND 2013 AUDITED FINANCIAL STATEMENTS

The Company has revised the 2014 consolidated financial statements included herein as a result of immaterial errors. These revisions decreased the Company's previously reported 2014 net income of $204 million by $5 million and decreased the Company's previously reported shareholders' equity of $1,883 million by $8 million. In addition, the Company revised the 2013 consolidated financial statements included herein as a result of immaterial errors. These revisions increased the Company's previously reported 2013 net income of $40 million by $2 million. Management assessed the materiality of these revisions on the prior period consolidated financial statements and concluded these revisions were not material to the 2014 and 2013 consolidated financial statements as a whole. However, management concluded that revisions to the 2014 and 2013 consolidated financial statements were necessary to ensure consistency and comparability with balances and activity reported in 2015.

The Company has classified the corrections of errors into the following major categories:

     -   Actuarial
     -   Investments
     -   Reinsurance accounting
     -   Policyholder liabilities
     -   Cash flows
     -   Other

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The actuarial corrections of errors primarily related to model changes, data input corrections and shadow adjustments. The investment corrections of errors were driven by adjustments to asset valuation and income recognition. The reinsurance accounting corrections of errors were caused by adjustments to third party settlement statements. Investment and deposit type contracts previously included in future policy benefits were corrected to contractholder deposit funds and other policyholder liabilities. The Consolidated Statements of Cash Flows was revised to correct for certain contractholder deposit withdrawals and deposits previously classified in operating cash flows, which should have been classified as financing activities. Additionally, reinsurance cash flows previously classified in investing activities which should have been presented in operating activities or financing activities, commensurate with the classification of the underlying contracts as insurance contracts or deposit type contracts, have been revised. The remaining corrections of errors related to an accounts payable over accrual, reconciliation differences and an adjustment for capital contributions.

2014

CONSOLIDATED BALANCE SHEET                                                 AS PREVIOUSLY
(IN MILLIONS)                                                                REPORTED          CORRECTIONS       AS REVISED
------------------------------------------------------------------------  ---------------    ---------------  ----------------
ASSETS
Available-for-sale fixed maturity securities at fair value                $        22,342    $             2   $        22,344
Other invested assets                                                                 466                 (4)              462
                                                                          ---------------    ---------------   ---------------
   Total investments                                                               26,309                 (2)           26,307
                                                                          ---------------    ---------------   ---------------
Cash and cash equivalents                                                           1,014                  6             1,020
Reinsurance recoverable                                                             8,929                  4             8,933
Value of business acquired                                                            783                 (1)              782
Deferred policy acquisition costs                                                     518                 (1)              517
Deferred income taxes                                                                  62                 (3)               59
Other assets                                                                          155                 (2)              153
                                                                          ---------------    ---------------   ---------------
   TOTAL ASSETS                                                           $        43,316    $             1   $        43,317
                                                                          ===============    ===============   ===============

LIABILITIES
Future policy benefits                                                    $        25,597    $       (23,357)  $         2,240
Contractholder deposit funds and other policy liabilities                           3,823             23,359            27,182
                                                                          ---------------    ---------------   ---------------
   Total policyholder liabilities                                                  29,682                  2            29,684
Accrued expenses and other liabilities                                                309                  5               314
Reinsurance liabilities                                                             5,357                  2             5,359
                                                                          ---------------    ---------------   ---------------
   TOTAL LIABILITIES                                                               41,433                  9            41,442
                                                                          ---------------    ---------------   ---------------

SHAREHOLDERS' EQUITY AND NON-CONTROLLING INTERESTS
Additional paid-in capital                                                          1,039                 (6)            1,033
Retained earnings                                                                     246                 (3)              243
Non-controlling interests                                                              48                  1                49
                                                                          ---------------    ---------------   ---------------

   TOTAL SHAREHOLDERS' EQUITY                                                       1,883                 (8)            1,875
                                                                          ---------------    ---------------   ---------------
   TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY                             $        43,316    $             1   $        43,317
                                                                          ===============    ===============   ===============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2014 (CONTINUED)


CONSOLIDATED STATEMENT OF OPERATIONS                                       AS PREVIOUSLY
(IN MILLIONS)                                                                REPORTED          CORRECTIONS       AS REVISED
------------------------------------------------------------------------  ---------------    ---------------   ---------------
REVENUES
Premiums                                                                  $           143    $            (1)  $           142
Universal life and investment-type product policy fees                                963                  1               964
Net investment income                                                               1,149                 (1)            1,148
                                                                          ---------------    ---------------   ---------------
   TOTAL REVENUES                                                                   2,451                 (1)            2,450
                                                                          ---------------    ---------------   ----------------

BENEFITS, LOSSES AND EXPENSES
Policy benefits, claims and losses and loss adjustment expenses                     1,972                 (3)            1,969
Amortization of policy acquisition costs                                              167                  7               174
Other operating expenses                                                              425                 (3)              422
                                                                          ---------------    ---------------   ---------------
TOTAL BENEFITS, LOSSES AND EXPENSES                                                 2,153                  1             2,154
                                                                          ---------------    ---------------   ---------------

Income before provision for income taxes and non-controlling interests                298                 (2)              296

Income tax expense                                                                     93                  2                95
                                                                          ---------------    ---------------   ---------------

NET INCOME, INCLUDING NON-CONTROLLING INTERESTS                                       205                 (4)              201
NET INCOME ATTRIBUTED TO NON-CONTROLLING INTERESTS                                      1                  1                 2
                                                                          ---------------    ---------------   ---------------
NET INCOME ATTRIBUTABLE TO THE COMPANY                                    $           204    $            (5)  $           199
                                                                          ===============    ===============   ===============


CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME                             AS PREVIOUSLY
(IN MILLIONS)                                                                REPORTED          CORRECTIONS       AS REVISED
------------------------------------------------------------------------  ---------------    ---------------   ---------------
NET INCOME, INCLUDING NON-CONTROLLING INTERESTS                           $           205    $            (4)  $           201

Other comprehensive income (loss), before tax:
 Unrealized gains (losses) on securities and other invested assets
     for the period                                                                   908                  2               910
 Less: reclassification adjustment for gains included in net income                  (169)                (1)             (170)
                                                                          ---------------    ---------------   ---------------
Unrealized gains (losses) on available-for-sale securities and other
 invested assets                                                                      739                  1               740
 Net effect on value of business acquired and deferred acquisition
     costs                                                                           (195)                (2)             (197)
                                                                          ---------------    ---------------   ---------------
Other comprehensive income (loss), before tax                                         543                 (1)              542
                                                                          ---------------    ---------------   ---------------

Income tax expense related to:
   Net unrealized investment gains (losses)                                          (263)                (1)             (264)
 Net effect on value of business acquired and deferred acquisition
     costs                                                                             70                  1                71
                                                                          ---------------    ---------------   ---------------

Other comprehensive income (loss), net of tax                                         350                 (1)              349
                                                                          ---------------    ---------------   ---------------

Comprehensive income before non-controlling interests                                 555                 (5)              550
                                                                          ---------------    ---------------   ---------------
COMPREHENSIVE INCOME FROM CONTINUING OPERATIONS                           $           549    $            (5)  $           544
                                                                          ===============    ===============   ===============


CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY                             AS PREVIOUSLY
(IN MILLIONS)                                                                REPORTED          CORRECTIONS       AS REVISED
------------------------------------------------------------------------  ---------------    ---------------   ---------------
Retained earnings                                                         $            42    $             2   $            44
                                                                          ---------------    ---------------   ---------------
   TOTAL SHAREHOLDERS' EQUITY AT DECEMBER 31, 2013                                  1,062                  2             1,064

Additional paid-in capital                                                          1,039                 (6)            1,033
Net income                                                                            204                 (5)              199
Retained earnings                                                                     246                 (3)              243
                                                                          ---------------    ---------------   ---------------
   TOTAL SHAREHOLDERS' EQUITY AT DECEMBER 31, 2014                        $         1,883    $            (8)  $         1,875
                                                                          ===============    ===============   ===============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2014 (CONTINUED)

CONSOLIDATED STATEMENT OF CASH FLOWS                                       AS PREVIOUSLY
(IN MILLIONS)                                                                REPORTED          CORRECTIONS       AS REVISED
------------------------------------------------------------------------  ---------------    ---------------   ---------------
NET INCOME, INCLUDING NON-CONTROLLING INTERESTS                           $           205    $            (4)  $           201
Net accretion and amortization                                                       (174)                 3              (171)
Interest credited to policyholder account balances less universal
   life and investment-type product policy fees                                       321               (208)              113
Deferred income tax                                                                    (1)                 1                --
Reinsurance transactions and acquisitions, net of cash provided                        --                 99                99
Change in premiums, notes receivable and reinsurance recoverable, net
   of reinsurance premiums payable                                                   (426)                (2)             (428)
Change in policyholder liabilities and accruals, net                                1,914               (104)            1,810
Other, net                                                                            160                (28)              132
                                                                          ---------------    ---------------   ---------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES                                      1,235               (243)              992
                                                                          ---------------    ---------------   ---------------

Reinsurance transactions, net of cash acquired                                         99                (99)               --
Other investing activities, net                                                      (428)                 6              (422)
                                                                          ---------------    ---------------   ---------------
     NET CASH USED IN INVESTING ACTIVITIES                                         (3,535)               (93)           (3,628)
                                                                          ---------------    ---------------   ---------------

   Deposits from contractholder deposit funds                                       3,425              2,106             5,531
   Withdrawals from contractholder deposit funds                                   (1,309)            (1,772)           (3,081)
   Capital redemption to parent                                                        (8)                 8                --
                                                                          ---------------    ---------------   ---------------
     NET CASH PROVIDED BY FINANCING ACTIVITIES                                      2,330                342             2,672
                                                                          ---------------    ---------------   ---------------

     NET CHANGE IN CASH AND CASH EQUIVALENT                                            30                  6                36

                                                                          ---------------    ---------------   ---------------
     CASH AND CASH EQUIVALENTS, END OF PERIOD                             $         1,014    $             6   $         1,020
                                                                          ===============    ===============   ===============

2013

CONSOLIDATED STATEMENT OF OPERATIONS                                       AS PREVIOUSLY
(IN MILLIONS)                                                                REPORTED          CORRECTIONS       AS REVISED
------------------------------------------------------------------------  ---------------    ---------------   ---------------
BENEFITS, LOSSES AND EXPENSES
Amortization of policy acquisition costs                                  $            86    $            (3)  $            83
                                                                          ---------------    ---------------   ---------------
   TOTAL BENEFITS, LOSSES AND EXPENSES                                                820                 (3)              817
                                                                          ---------------    ---------------   ---------------

Income before provision for income taxes and non-controlling interests                 55                  3                58

Income tax expense                                                                     15                  1                16
                                                                          ---------------    ---------------   ---------------

NET INCOME, ATTRIBUTABLE TO THE COMPANY                                   $            40    $             2   $            42
                                                                          ===============    ===============   ===============

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME                             AS PREVIOUSLY       CORRECTIONS       AS REVISED
(IN MILLIONS)                                                                REPORTED
------------------------------------------------------------------------  ---------------    ---------------   ---------------
NET INCOME, INCLUDING NON-CONTROLLING INTERESTS                           $            40    $             2   $            42

   Total comprehensive income/( loss)                                                 (76)                 2               (74)
                                                                          ---------------    ---------------   ---------------
TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO THE COMPANY                      $           (76)   $             2   $           (74)
                                                                          ===============    ===============   ===============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2013 (CONTINUED)

CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY                            AS PREVIOUSLY
(IN MILLIONS)                                                                REPORTED          CORRECTIONS       AS REVISED
------------------------------------------------------------------------  ---------------    ----------------  ---------------
Net income                                                                $            40    $             2   $            42
Retained earnings                                                                      42                  2                44
                                                                          ---------------    ---------------   ---------------
   TOTAL SHAREHOLDERS' EQUITY AT DECEMBER 31, 2013                        $         1,062    $             2   $         1,064
                                                                          ===============    ===============   ===============

CONSOLIDATED STATEMENT OF CASH FLOWS                                       AS PREVIOUSLY
(IN MILLIONS)                                                                REPORTED          CORRECTIONS       AS REVISED
------------------------------------------------------------------------  ---------------    ----------------  ---------------
NET INCOME, INCLUDING NON-CONTROLLING INTERESTS                           $            40    $             2   $            42
Interest credited to policyholder account balances less universal
   life and investment-type product policy fees                                       113                (96)               17
Deferred income tax                                                                  (295)                35              (260)
Change in deferred acquisition costs                                                  (21)                (4)              (25)
Change in premiums, notes receivable and reinsurance recoverable, net
   of reinsurance premiums payable                                                    (84)                (3)              (87)
Change in policyholder liabilities and accruals, net                                  304               (138)              166
Other, net                                                                            315                (34)              281
                                                                          ---------------    ---------------   ---------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES                            $           552    $          (238)  $           314
                                                                          ---------------    ---------------   ---------------

Deposits from contractholder deposit funds                                             --              1,072             1,072
Withdrawals from contractholder deposit funds                                        (794)              (834)           (1,628)
                                                                          ---------------    ---------------   ---------------
     NET CASH PROVIDED BY FINANCING ACTIVITIES                                       (438)               238              (200)
                                                                          ---------------    ---------------   ---------------

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Commonwealth Annuity and
Life Insurance Company and the Contract Owners of
Separate Account VA-K of
Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying individual statements of assets and liabilities, and the related individual statements of operations and of individual changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AB VPS Growth and Income Portfolio Class B, AB VPS Growth Portfolio Class B, AB VPS Large Cap Growth Portfolio Class B, AB VPS Small/Mid Cap Value Portfolio Class B, AB VPS Value Portfolio Class B, Delaware VIP International Value Equity Series Standard Class, Delaware VIP Smid Cap Growth Series Service Class, Deutsche Capital Growth VIP Class A, Deutsche Large Cap Value VIP Class A, Deutsche Small Cap Index VIP Class A, Eaton Vance VT Floating-Rate Income Fund, Fidelity VIP Asset Managersm Portfolio Initial Class, Fidelity VIP Contrafund(R) Portfolio Service Class 2, Fidelity VIP Equity-Income Portfolio Initial Class, Fidelity VIP Growth & Income Portfolio Service Class 2, Fidelity VIP Growth Opportunities Portfolio Service Class 2, Fidelity VIP Growth Portfolio Initial Class, Fidelity VIP High Income Portfolio Initial Class, Fidelity VIP Mid Cap Portfolio Service Class 2, Fidelity VIP Overseas Portfolio Initial Class, Fidelity VIP Value Strategies Portfolio Service Class 2, FT VIP Franklin Growth and Income VIP Fund Class 2, FT VIP Franklin Large Cap Growth VIP Fund Class 2, FT VIP Franklin Mutual Shares VIP Fund Class 2, FT VIP Franklin Small Cap Value VIP Fund Class 2, FT VIP Franklin Small-Mid Cap Growth VIP Fund Class 2, FT VIP Templeton Foreign VIP Fund Class 2, Goldman Sachs VIT Core Fixed Income Fund Service Shares, Goldman Sachs VIT Equity Index Fund Service Shares, Goldman Sachs VIT Global Trends Allocation Fund Service Shares, Goldman Sachs VIT Growth Opportunities Fund Service Shares, Goldman Sachs VIT High Quality Floating Rate Fund Service Shares, Goldman Sachs VIT Mid Cap Value Fund Service Shares, Goldman Sachs VIT Money Market Fund Service Shares, Goldman Sachs VIT Strategic Growth Fund Service Shares, Goldman Sachs VIT Strategic International Equity Fund Service Shares, Goldman Sachs VIT U.S. Equity Insights Fund Service Shares, Invesco V.I. American Franchise Fund Series I Shares, Invesco V.I. Core Equity Fund Series I Shares, Invesco V.I. Global Health Care Fund Series I Shares, Invesco V.I. Mid Cap Growth Fund Series II Shares, Invesco V.I. Value Opportunities Fund Series II Shares, Janus Aspen Forty Portfolio Service Shares, Janus Aspen Janus Portfolio Service Shares, Janus Aspen Overseas Portfolio Service Shares, MFS(R) Mid Cap Growth Series Service Class, MFS(R) New Discovery Series Service Class, MFS(R) Total Return Series Service Class, MFS(R) Utilities Series Service Class, Oppenheimer Capital Appreciation Fund/VA Service Shares, Oppenheimer Conservative Balanced Fund/VA Service Shares, Oppenheimer Global Fund/VA Service Shares, Oppenheimer Global Strategic Income Fund/VA Service Shares, Oppenheimer Main Street Fund(R)/VA Service Shares, Pioneer Emerging Markets VCT Portfolio Class II, Pioneer Real Estate Shares VCT Portfolio Class II, and T. Rowe Price International Stock Portfolio (the "Sub-Accounts of the Separate Account") constituting Separate Account VA-K of Commonwealth Annuity and Life Insurance Company (the "Separate Account") at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the fund managers to the underlying funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
March 31, 2016

SEPARATE ACCOUNT VA-K

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

                                                                       AB VPS GROWTH                              AB VPS LARGE
                                                                         AND INCOME         AB VPS GROWTH          CAP GROWTH
                                                                         PORTFOLIO            PORTFOLIO            PORTFOLIO
                                                                        CLASS B (a)          CLASS B (a)          CLASS B (a)
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $       12,976,087   $           13,702   $        9,969,475
                                                                     ------------------   ------------------   ------------------
  Total assets                                                               12,976,087               13,702            9,969,475

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $       12,976,087   $           13,702   $        9,969,475
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                      12,776,611               13,702            9,842,491
  Payout reserves                                                               199,476                   --              126,984
                                                                     ------------------   ------------------   ------------------
                                                                     $       12,976,087   $           13,702   $        9,969,475
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $        9,620,001   $            8,710   $        6,098,259
Underlying Fund shares held                                                     435,732                  461              208,697

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2015                                        6,813,839                   --            8,662,788
  Unit fair value, December 31, 2015                                 $         1.855185                   --   $         1.129291

Commonwealth Annuity Immediate Advantage:
  Units outstanding, December 31, 2015                                          120,720                   --               86,424
  Unit fair value, December 31, 2015                                 $         1.652390                   --   $         1.469302

Directed Advisory Solutions:
  Units outstanding, December 31, 2015                                               --                9,037                   --
  Unit fair value, December 31, 2015                                                 --   $         1.516165                   --

Commonwealth Annuity Value Generation:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                                 --   $         1.482555                   --

Commonwealth Annuity Premier Choice:
  Units outstanding, December 31, 2015                                           69,043                   --               23,119
  Unit fair value, December 31, 2015                                 $         1.960956                   --   $         1.945398

Commonwealth Annuity Premier Choice (with Optional Rider):
  Units outstanding, December 31, 2015                                              152                   --                7,839
  Unit fair value, December 31, 2015                                 $         1.891182                   --   $         1.876204

(a) Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2015

                                                                                                                  DELAWARE VIP
                                                                           AB VPS                                INTERNATIONAL
                                                                       SMALL/MID CAP         AB VPS VALUE         VALUE EQUITY
                                                                      VALUE PORTFOLIO         PORTFOLIO              SERIES
                                                                        CLASS B (a)          CLASS B (a)         STANDARD CLASS
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $        4,278,548   $          964,638   $       11,363,414
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                4,278,548              964,638           11,363,414

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $        4,278,548   $          964,638   $       11,363,414
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                       4,230,688              944,797           11,298,377
  Payout reserves                                                                47,860               19,841               65,037
                                                                     ------------------   ------------------   ------------------
                                                                     $        4,278,548   $          964,638   $       11,363,414
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $        4,124,545   $          792,036   $       14,112,634
Underlying Fund shares held                                                     249,478               68,903            1,048,285

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2015                                        1,672,908              601,535            3,746,183
  Unit fair value, December 31, 2015                                 $         2.517388   $         1.538741   $         3.015971

Commonwealth Annuity Immediate Advantage:
  Units outstanding, December 31, 2015                                           19,013               12,895               39,141
  Unit fair value, December 31, 2015                                 $         2.517223   $         1.538651   $         1.661590

Directed Advisory Solutions:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                                 --                   --                   --

Commonwealth Annuity Value Generation:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                                 --                   --                   --

Commonwealth Annuity Premier Choice:
  Units outstanding, December 31, 2015                                            7,732               12,558                   --
  Unit fair value, December 31, 2015                                 $         2.499956   $         1.528105   $         1.927230

Commonwealth Annuity Premier Choice (with Optional Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         2.414574   $         1.475949   $         1.858686

(a) Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2015

                                                                        DELAWARE VIP
                                                                          SMID CAP         DEUTSCHE CAPITAL      DEUTSCHE LARGE
                                                                       GROWTH SERIES          GROWTH VIP         CAP VALUE VIP
                                                                       SERVICE CLASS           CLASS A              CLASS A
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $        3,787,868   $        2,952,227   $          951,780
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                3,787,868            2,952,227              951,780

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $        3,787,868   $        2,952,227   $          951,780
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                       3,750,434            2,912,599              933,619
  Payout reserves                                                                37,434               39,628               18,161
                                                                     ------------------   ------------------   ------------------
                                                                     $        3,787,868   $        2,952,227   $          951,780
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $        3,018,704   $        2,369,333   $          809,933
Underlying Fund shares held                                                     132,628              104,615               62,249

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2015                                        1,872,232            3,426,437              600,561
  Unit fair value, December 31, 2015                                 $         1.990595   $         0.849363   $         1.552315

Commonwealth Annuity Immediate Advantage:
  Units outstanding, December 31, 2015                                           13,870               28,707               13,468
  Unit fair value, December 31, 2015                                 $         2.698849   $         1.380443   $         1.348454

Directed Advisory Solutions:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                                 --                   --                   --

Commonwealth Annuity Value Generation:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                                 --                   --                   --

Commonwealth Annuity Premier Choice:
  Units outstanding, December 31, 2015                                            6,797                1,020                  958
  Unit fair value, December 31, 2015                                 $         3.468877   $         2.265000   $         1.418709

Commonwealth Annuity Premier Choice (with Optional Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         3.345606   $         2.184431   $         1.368235

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2015

                                                                                                                  FIDELITY VIP
                                                                       DEUTSCHE SMALL       EATON VANCE VT     ASSET MANAGER(SM)
                                                                       CAP INDEX VIP        FLOATING-RATE          PORTFOLIO
                                                                          CLASS A            INCOME FUND         INITIAL CLASS
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $           16,597   $        3,432,453   $       10,976,743
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                   16,597            3,432,453           10,976,743

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $           16,597   $        3,432,453   $       10,976,743
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                          16,597            3,361,066           10,915,915
  Payout reserves                                                                    --               71,387               60,828
                                                                     ------------------   ------------------   ------------------
                                                                     $           16,597   $        3,432,453   $       10,976,743
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $           12,899   $        3,643,509   $       10,642,965
Underlying Fund shares held                                                       1,093              390,051              696,494

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2015                                               --            2,656,649            3,846,655
  Unit fair value, December 31, 2015                                                 --   $         1.262757   $         2.837768

Commonwealth Annuity Immediate Advantage:
  Units outstanding, December 31, 2015                                               --               56,534               39,113
  Unit fair value, December 31, 2015                                                 --   $         1.262719   $         1.555189

Directed Advisory Solutions:
  Units outstanding, December 31, 2015                                            6,739                   --                   --
  Unit fair value, December 31, 2015                                 $         2.462870                   --                   --

Commonwealth Annuity Value Generation:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         2.407598                   --                   --

Commonwealth Annuity Premier Choice:
  Units outstanding, December 31, 2015                                               --                5,098                   --
  Unit fair value, December 31, 2015                                                 --   $         1.248100   $         1.808768

Commonwealth Annuity Premier Choice (with Optional Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                                 --   $         1.203677   $         1.744416

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2015

                                                                        FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                                                       CONTRAFUND(R)        EQUITY-INCOME       GROWTH & INCOME
                                                                         PORTFOLIO            PORTFOLIO            PORTFOLIO
                                                                      SERVICE CLASS 2       INITIAL CLASS       SERVICE CLASS 2
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $       14,829,387   $       58,967,748   $          191,063
                                                                     ------------------   ------------------   ------------------
  Total assets                                                               14,829,387           58,967,748              191,063

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $       14,829,387   $       58,967,748   $          191,063
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                      14,619,514           58,591,267              191,063
  Payout reserves                                                               209,873              376,481                   --
                                                                     ------------------   ------------------   ------------------
                                                                     $       14,829,387   $       58,967,748   $          191,063
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $       11,442,146   $       59,974,452   $          136,729
Underlying Fund shares held                                                     445,863            2,882,099               10,305

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2015                                        6,185,008           10,356,826                   --
  Unit fair value, December 31, 2015                                 $         2.360490   $         5.644361                   --

Commonwealth Annuity Immediate Advantage:
  Units outstanding, December 31, 2015                                           88,910              207,365                   --
  Unit fair value, December 31, 2015                                 $         2.360521   $         1.815546                   --

Directed Advisory Solutions:
  Units outstanding, December 31, 2015                                               --                   --              107,403
  Unit fair value, December 31, 2015                                 $         2.563151                   --   $         1.778947

Commonwealth Annuity Value Generation:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         2.505899                   --   $         1.739265

Commonwealth Annuity Premier Choice:
  Units outstanding, December 31, 2015                                            7,487               68,477                   --
   Unit fair value, December 31, 2015                                $         2.653055   $         1.883961                   --

Commonwealth Annuity Premier Choice (with Optional Rider):
  Units outstanding, December 31, 2015                                               --                2,528                   --
  Unit fair value, December 31, 2015                                 $         2.558781   $         1.816973                   --

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2015

                                                                        FIDELITY VIP
                                                                           GROWTH
                                                                       OPPORTUNITIES         FIDELITY VIP      FIDELITY VIP HIGH
                                                                         PORTFOLIO         GROWTH PORTFOLIO     INCOME PORTFOLIO
                                                                      SERVICE CLASS 2       INITIAL CLASS        INITIAL CLASS
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $        1,937,892   $       60,637,742   $       15,484,813
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                1,937,892           60,637,742           15,484,813

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $        1,937,892   $       60,637,742   $       15,484,813
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                       1,935,716           60,109,410           15,350,918
  Payout reserves                                                                 2,176              528,332              133,895
                                                                     ------------------   ------------------   ------------------
                                                                     $        1,937,892   $       60,637,742   $       15,484,813
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $        1,286,762   $       33,016,187   $       20,923,439
Underlying Fund shares held                                                      61,716              922,247            3,128,245

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2015                                        1,325,328            9,836,161            4,843,925
  Unit fair value, December 31, 2015                                 $         1.460556   $         6.107968   $         3.161650

Commonwealth Annuity Immediate Advantage:
  Units outstanding, December 31, 2015                                            1,216              415,133               94,881
  Unit fair value, December 31, 2015                                 $         1.789379   $         1.272681   $         1.411186

Directed Advisory Solutions:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                                 --                   --                   --

Commonwealth Annuity Value Generation:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                                 --                   --                   --

Commonwealth Annuity Premier Choice:
  Units outstanding, December 31, 2015                                               --               11,985                6,657
  Unit fair value, December 31, 2015                                 $         2.174834   $         2.048191   $         2.133932

Commonwealth Annuity Premier Choice (with Optional Rider):
  Units outstanding, December 31, 2015                                               --                2,990               10,650
  Unit fair value, December 31, 2015                                 $         2.097474   $         1.975367   $         2.058111

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2015

                                                                                             FIDELITY VIP         FIDELITY VIP
                                                                      FIDELITY VIP MID         OVERSEAS         VALUE STRATEGIES
                                                                       CAP PORTFOLIO          PORTFOLIO            PORTFOLIO
                                                                      SERVICE CLASS 2       INITIAL CLASS       SERVICE CLASS 2
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $        4,883,936   $       12,704,172   $        1,471,605
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                4,883,936           12,704,172            1,471,605

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $        4,883,936   $       12,704,172   $        1,471,605
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                       4,781,001           12,584,608            1,471,605
  Payout reserves                                                               102,935              119,564                   --
                                                                     ------------------   ------------------   ------------------
                                                                     $        4,883,936   $       12,704,172   $        1,471,605
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $        4,589,417   $       12,221,472   $        1,020,371
Underlying Fund shares held                                                     153,438              665,837              100,519

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2015                                        1,617,706            4,564,853              690,983
  Unit fair value, December 31, 2015                                 $         2.936038   $         2.755642   $         2.084613

Commonwealth Annuity Immediate Advantage:
  Units outstanding, December 31, 2015                                           35,061              104,632                   --
  Unit fair value, December 31, 2015                                 $         2.935851   $         1.142710   $         2.084403

Directed Advisory Solutions:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         3.563106                   --                   --

Commonwealth Annuity Value Generation:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         3.483428                   --                   --

Commonwealth Annuity Premier Choice:
  Units outstanding, December 31, 2015                                           10,754                2,890               15,058
  Unit fair value, December 31, 2015                                 $         2.915715   $         1.905737   $         2.070202

Commonwealth Annuity Premier Choice (with Optional Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         2.816174   $         1.837988   $         1.999491

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2015

                                                                      FT VIP FRANKLIN      FT VIP FRANKLIN      FT VIP FRANKLIN
                                                                         GROWTH AND           LARGE CAP          MUTUAL SHARES
                                                                      INCOME VIP FUND      GROWTH VIP FUND          VIP FUND
                                                                          CLASS 2              CLASS 2              CLASS 2
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $        2,441,380   $          603,121   $        2,832,676
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                2,441,380              603,121            2,832,676

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $        2,441,380   $          603,121   $        2,832,676
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                       2,424,882              603,121            2,831,268
  Payout reserves                                                                16,498                   --                1,408
                                                                     ------------------   ------------------   ------------------
                                                                     $        2,441,380   $          603,121   $        2,832,676
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $        2,066,450   $          545,421   $        2,483,478
Underlying Fund shares held                                                     155,700               33,340              147,535

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2015                                        1,355,442              340,499            1,494,690
  Unit fair value, December 31, 2015                                 $         1.788997   $         1.771287   $         1.735244

Commonwealth Annuity Immediate Advantage:
  Units outstanding, December 31, 2015                                           11,167                   --                  812
  Unit fair value, December 31, 2015                                 $         1.477350   $         1.771286   $         1.734027

Directed Advisory Solutions:
  Units outstanding, December 31, 2015                                               --                   --               99,015
  Unit fair value, December 31, 2015                                                 --                   --   $         2.083508

Commonwealth Annuity Value Generation:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                                 --                   --                   --

Commonwealth Annuity Premier Choice:
  Units outstanding, December 31, 2015                                               --                   --               18,174
  Unit fair value, December 31, 2015                                 $         2.154151   $         1.759135   $         1.723240

Commonwealth Annuity Premier Choice (with Optional Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         2.077545   $         1.699013   $         1.664395

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2015

                                                                      FT VIP FRANKLIN      FT VIP FRANKLIN           FT VIP
                                                                      SMALL CAP VALUE       SMALL-MID CAP          TEMPLETON
                                                                          VIP FUND         GROWTH VIP FUND      FOREIGN VIP FUND
                                                                          CLASS 2              CLASS 2              CLASS 2
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $           21,875   $        8,101,878   $        3,859,958
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                   21,875            8,101,878            3,859,958

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $           21,875   $        8,101,878   $        3,859,958
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           8,918            8,007,227            3,808,788
  Payout reserves                                                                12,957               94,651               51,170
                                                                     ------------------   ------------------   ------------------
                                                                     $           21,875   $        8,101,878   $        3,859,958
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $           20,110   $        9,368,441   $        3,806,698
Underlying Fund shares held                                                       1,237              457,992              292,421

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2015                                               --            6,175,873            2,517,546
  Unit fair value, December 31, 2015                                                 --   $         1.290875   $         1.501915

Commonwealth Annuity Immediate Advantage:
  Units outstanding, December 31, 2015                                            6,061               56,348               34,072
  Unit fair value, December 31, 2015                                 $         2.137668   $         1.679747   $         1.501836

Directed Advisory Solutions:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                                 --                   --                   --

Commonwealth Annuity Value Generation:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                                 --                   --                   --

Commonwealth Annuity Premier Choice:
  Units outstanding, December 31, 2015                                               --               15,373               15,279
  Unit fair value, December 31, 2015                                 $         2.122841   $         2.273324   $         1.491531

Commonwealth Annuity Premier Choice (with Optional Rider):
  Units outstanding, December 31, 2015                                            4,350                   --                3,372
  Unit fair value, December 31, 2015                                 $         2.050326   $         2.192493   $         1.440614

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2015

                                                                                                                 GOLDMAN SACHS
                                                                                                                   VIT GLOBAL
                                                                       GOLDMAN SACHS        GOLDMAN SACHS            TRENDS
                                                                       VIT CORE FIXED      VIT EQUITY INDEX     ALLOCATION FUND
                                                                        INCOME FUND              FUND               SERVICE
                                                                       SERVICE SHARES       SERVICE SHARES         SHARES (a)
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $       24,403,539   $       66,695,815   $          260,408
                                                                     ------------------   ------------------   ------------------
  Total assets                                                               24,403,539           66,695,815              260,408

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $       24,403,539   $       66,695,815   $          260,408
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                      24,045,908           62,588,926              260,408
  Payout reserves                                                               357,631            4,106,889                   --
                                                                     ------------------   ------------------   ------------------
                                                                     $       24,403,539   $       66,695,815   $          260,408
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $       23,834,900   $       46,233,474   $          284,353
Underlying Fund shares held                                                   2,317,525            4,794,811               23,935

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2015                                        9,076,626           12,001,771              233,692
  Unit fair value, December 31, 2015                                 $         2.643440   $         5.513390   $         1.114325

Commonwealth Annuity Immediate Advantage:
  Units outstanding, December 31, 2015                                          214,568              274,898                   --
  Unit fair value, December 31, 2015                                 $         1.666749   $         1.484854                   --

Directed Advisory Solutions:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                                 --                   --                   --

Commonwealth Annuity Value Generation:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                                 --                   --                   --

Commonwealth Annuity Premier Choice:
  Units outstanding, December 31, 2015                                           36,906               58,376                   --
  Unit fair value, December 31, 2015                                 $         1.419599   $         2.007379                   --

Commonwealth Annuity Premier Choice (with Optional Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         1.369109   $         1.936025                   --

(a) Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2015

                                                                       GOLDMAN SACHS        GOLDMAN SACHS
                                                                         VIT GROWTH        VIT HIGH QUALITY      GOLDMAN SACHS
                                                                       OPPORTUNITIES        FLOATING RATE         VIT MID CAP
                                                                            FUND                 FUND              VALUE FUND
                                                                       SERVICE SHARES       SERVICE SHARES       SERVICE SHARES
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $       28,524,669   $       11,413,076   $       32,982,380
                                                                     ------------------   ------------------   ------------------
  Total assets                                                               28,524,669           11,413,076           32,982,380

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $       28,524,669   $       11,413,076   $       32,982,380
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                      28,408,017           11,245,417           32,684,242
  Payout reserves                                                               116,652              167,659              298,138
                                                                     ------------------   ------------------   ------------------
                                                                     $       28,524,669   $       11,413,076   $       32,982,380
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $       30,917,893   $       11,359,451   $       35,952,485
Underlying Fund shares held                                                   4,270,160            1,099,526            2,273,079

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2015                                        4,355,437            5,069,975            5,403,237
  Unit fair value, December 31, 2015                                 $         6.515085   $         2.206539   $         6.042120

Commonwealth Annuity Immediate Advantage:
  Units outstanding, December 31, 2015                                           40,145              109,762               86,887
  Unit fair value, December 31, 2015                                 $         2.905743   $         1.527471   $         3.431341

Directed Advisory Solutions:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                                 --                   --                   --

Commonwealth Annuity Value Generation:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                                 --                   --                   --

Commonwealth Annuity Premier Choice:
  Units outstanding, December 31, 2015                                            9,532               18,565                8,778
  Unit fair value, December 31, 2015                                 $         3.354622   $         1.304950   $         2.700373

Commonwealth Annuity Premier Choice (with Optional Rider):
  Units outstanding, December 31, 2015                                               --               27,090                5,196
  Unit fair value, December 31, 2015                                 $         3.235337   $         1.258515   $         2.604354

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2015

                                                                                                                 GOLDMAN SACHS
                                                                       GOLDMAN SACHS        GOLDMAN SACHS        VIT STRATEGIC
                                                                         VIT MONEY          VIT STRATEGIC        INTERNATIONAL
                                                                        MARKET FUND          GROWTH FUND          EQUITY FUND
                                                                       SERVICE SHARES       SERVICE SHARES       SERVICE SHARES
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $       19,494,808   $       51,241,028   $       19,749,171
                                                                     ------------------   ------------------   ------------------
  Total assets                                                               19,494,808           51,241,028           19,749,171

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $       19,494,808   $       51,241,028   $       19,749,171
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                      16,651,072           50,840,795           19,611,668
  Payout reserves                                                             2,843,736              400,233              137,503
                                                                     ------------------   ------------------   ------------------
                                                                     $       19,494,808   $       51,241,028   $       19,749,171
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $       19,494,808   $       38,288,676   $       22,268,553
Underlying Fund shares held                                                  19,494,808            3,286,788            2,144,318

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2015                                       13,899,946           14,104,517           10,584,392
  Unit fair value, December 31, 2015                                 $         1.374383   $         3.598078   $         1.840063

Commonwealth Annuity Immediate Advantage:
  Units outstanding, December 31, 2015                                          261,150              362,628              146,923
  Unit fair value, December 31, 2015                                 $         1.046295   $         1.103702   $         0.935886

Directed Advisory Solutions:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         1.128907                   --                   --

Commonwealth Annuity Value Generation:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         1.103701                   --                   --

Commonwealth Annuity Premier Choice:
  Units outstanding, December 31, 2015                                           78,729               44,938               84,321
  Unit fair value, December 31, 2015                                 $         0.971433   $         1.909741   $         1.368705

Commonwealth Annuity Premier Choice (with Optional Rider):
  Units outstanding, December 31, 2015                                           44,024                3,162               15,386
  Unit fair value, December 31, 2015                                 $         0.936728   $         1.841873   $         1.319987

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2015

                                                                       GOLDMAN SACHS         INVESCO V.I.
                                                                      VIT U.S. EQUITY          AMERICAN        INVESCO V.I. CORE
                                                                       INSIGHTS FUND        FRANCHISE FUND        EQUITY FUND
                                                                       SERVICE SHARES      SERIES I SHARES      SERIES I SHARES
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $       43,277,173   $        4,528,506   $        3,606,562
                                                                     ------------------   ------------------   ------------------
  Total assets                                                               43,277,173            4,528,506            3,606,562

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $       43,277,173   $        4,528,506   $        3,606,562
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                      38,472,357            4,457,655            3,492,182
  Payout reserves                                                             4,804,816               70,851              114,380
                                                                     ------------------   ------------------   ------------------
                                                                     $       43,277,173   $        4,528,506   $        3,606,562
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $       39,615,249   $        3,047,023   $        3,083,653
Underlying Fund shares held                                                   2,580,630               79,032              106,577

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2015                                       10,039,045            3,222,769            3,136,164
  Unit fair value, December 31, 2015                                 $         4.257169   $         1.360639   $         1.109269

Commonwealth Annuity Immediate Advantage:
  Units outstanding, December 31, 2015                                          421,922               52,082               88,733
  Unit fair value, December 31, 2015                                 $         1.258001   $         1.360371   $         1.289036

Directed Advisory Solutions:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                                 --                   --   $         1.641110

Commonwealth Annuity Value Generation:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                                 --                   --   $         1.604302

Commonwealth Annuity Premier Choice:
  Units outstanding, December 31, 2015                                            1,975               41,128                8,183
  Unit fair value, December 31, 2015                                 $         1.790096   $         1.763549   $         1.600189

Commonwealth Annuity Premier Choice (with Optional Rider):
  Units outstanding, December 31, 2015                                            2,866                   58                  154
  Unit fair value, December 31, 2015                                 $         1.726426   $         1.700782   $         1.543252

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2015

                                                                                                                  INVESCO V.I.
                                                                        INVESCO V.I.       INVESCO V.I. MID          VALUE
                                                                       GLOBAL HEALTH          CAP GROWTH         OPPORTUNITIES
                                                                         CARE FUND               FUND                 FUND
                                                                      SERIES I SHARES      SERIES II SHARES     SERIES II SHARES
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $        4,322,531   $          349,122   $        2,984,639
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                4,322,531              349,122            2,984,639

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $        4,322,531   $          349,122   $        2,984,639
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                       4,258,641              349,122            2,910,688
  Payout reserves                                                                63,890                   --               73,951
                                                                     ------------------   ------------------   ------------------
                                                                     $        4,322,531   $          349,122   $        2,984,639
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $        3,247,436   $          301,727   $        3,072,148
Underlying Fund shares held                                                     136,143               65,501              383,137

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2015                                        1,961,978              190,242            2,372,004
  Unit fair value, December 31, 2015                                 $         2.162260   $         1.835142   $         1.222958

Commonwealth Annuity Immediate Advantage:
  Units outstanding, December 31, 2015                                           27,862                   --               60,471
  Unit fair value, December 31, 2015                                 $         2.293084   $         1.835118   $         1.222904

Directed Advisory Solutions:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                                 --                   --                   --

Commonwealth Annuity Value Generation:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                                 --                   --                   --

Commonwealth Annuity Premier Choice:
  Units outstanding, December 31, 2015                                            6,967                   --                   --
  Unit fair value, December 31, 2015                                 $         2.344435   $         1.822490   $         1.214518

Commonwealth Annuity Premier Choice (with Optional Rider):
  Units outstanding, December 31, 2015                                               --                   --                8,378
  Unit fair value, December 31, 2015                                 $         2.261092   $         1.760261   $         1.173047

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2015

                                                                                                                  JANUS ASPEN
                                                                        JANUS ASPEN          JANUS ASPEN            OVERSEAS
                                                                      FORTY PORTFOLIO      JANUS PORTFOLIO     PORTFOLIO SERVICE
                                                                       SERVICE SHARES       SERVICE SHARES           SHARES
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $            4,456   $        4,913,580   $           16,141
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                    4,456            4,913,580               16,141

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $            4,456   $        4,913,580   $           16,141
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                           4,456            4,887,388               16,141
  Payout reserves                                                                    --               26,192                   --
                                                                     ------------------   ------------------   ------------------
                                                                     $            4,456   $        4,913,580   $           16,141
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $            3,353   $        4,268,854   $           16,959
Underlying Fund shares held                                                         127              162,486                  580

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2015                                               --            4,363,269                   --
  Unit fair value, December 31, 2015                                                 --   $         1.104974                   --

Commonwealth Annuity Immediate Advantage:
  Units outstanding, December 31, 2015                                               --               19,095                   --
  Unit fair value, December 31, 2015                                                 --   $         1.371679                   --

Directed Advisory Solutions:
  Units outstanding, December 31, 2015                                            1,982                   --               10,623
  Unit fair value, December 31, 2015                                 $         2.248345                   --   $         1.519396

Commonwealth Annuity Value Generation:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         2.198337                   --                   --

Commonwealth Annuity Premier Choice:
  Units outstanding, December 31, 2015                                               --               33,251                   --
  Unit fair value, December 31, 2015                                                 --   $         1.987618                   --

Commonwealth Annuity Premier Choice (with Optional Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                                 --   $         1.916930                   --

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2015

                                                                       MFS(R) MID CAP         MFS(R) NEW          MFS(R) TOTAL
                                                                       GROWTH SERIES       DISCOVERY SERIES      RETURN SERIES
                                                                       SERVICE CLASS        SERVICE CLASS        SERVICE CLASS
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $          505,412   $        2,340,485   $        3,796,380
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                  505,412            2,340,485            3,796,380

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $          505,412   $        2,340,485   $        3,796,380
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         505,412            2,337,070            3,631,672
  Payout reserves                                                                    --                3,415              164,708
                                                                     ------------------   ------------------   ------------------
                                                                     $          505,412   $        2,340,485   $        3,796,380
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $          458,210   $        2,357,017   $        3,350,489
Underlying Fund shares held                                                      64,384              161,971              170,547

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2015                                          318,507            1,187,791            2,162,254
  Unit fair value, December 31, 2015                                 $         1.586816   $         1.967577   $         1.679577

Commonwealth Annuity Immediate Advantage:
  Units outstanding, December 31, 2015                                               --                1,736               98,068
  Unit fair value, December 31, 2015                                                 --   $         1.967207   $         1.679534

Directed Advisory Solutions:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                                 --                   --                   --

Commonwealth Annuity Value Generation:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                                 --                   --                   --

Commonwealth Annuity Premier Choice:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         1.575784   $         1.953954   $         1.667970

Commonwealth Annuity Premier Choice (with Optional Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         1.521984   $         1.887254   $         1.611045

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2015

                                                                                             OPPENHEIMER          OPPENHEIMER
                                                                                               CAPITAL            CONSERVATIVE
                                                                      MFS(R) UTILITIES       APPRECIATION           BALANCED
                                                                           SERIES              FUND/VA          FUND/VA SERVICE
                                                                       SERVICE CLASS        SERVICE SHARES         SHARES (a)
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $        2,944,875   $        1,427,053   $          634,444
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                2,944,875            1,427,053              634,444

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $        2,944,875   $        1,427,053   $          634,444
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                       2,940,556            1,412,295              631,792
  Payout reserves                                                                 4,319               14,758                2,652
                                                                     ------------------   ------------------   ------------------
                                                                     $        2,944,875   $        1,427,053   $          634,444
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $        3,370,770   $        1,021,048   $          546,856
Underlying Fund shares held                                                     117,092               26,041               44,429

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2015                                          951,128              810,852              490,982
  Unit fair value, December 31, 2015                                 $         3.091649   $         1.717175   $         1.286792

Commonwealth Annuity Immediate Advantage:
  Units outstanding, December 31, 2015                                            1,398                8,595                2,061
  Unit fair value, December 31, 2015                                 $         3.090706   $         1.717024   $         1.286856

Directed Advisory Solutions:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                                 --                   --                   --

Commonwealth Annuity Value Generation:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                                 --                   --                   --

Commonwealth Annuity Premier Choice:
  Units outstanding, December 31, 2015                                               --               11,682                   --
  Unit fair value, December 31, 2015                                 $         3.070296   $         1.705286   $         1.277954

Commonwealth Annuity Premier Choice (with Optional Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         2.965481   $         1.647100   $         1.234279

(a) Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2015

                                                                                             OPPENHEIMER          OPPENHEIMER
                                                                        OPPENHEIMER        GLOBAL STRATEGIC       MAIN STREET
                                                                       GLOBAL FUND/VA       INCOME FUND/VA         FUND(R)/VA
                                                                       SERVICE SHARES       SERVICE SHARES       SERVICE SHARES
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $        4,053,476   $          927,563   $          840,416
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                4,053,476              927,563              840,416

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $        4,053,476   $          927,563   $          840,416
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                       3,911,433              924,648              840,416
  Payout reserves                                                               142,043                2,915                   --
                                                                     ------------------   ------------------   ------------------
                                                                     $        4,053,476   $          927,563   $          840,416
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $        3,239,311   $        1,041,864   $          677,437
Underlying Fund shares held                                                     107,834              185,513               29,000

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2015                                        1,772,693            2,303,821              446,766
  Unit fair value, December 31, 2015                                 $         2.195413   $         0.400960   $         1.836760

Commonwealth Annuity Immediate Advantage:
  Units outstanding, December 31, 2015                                           64,708                7,271                   --
  Unit fair value, December 31, 2015                                 $         2.195151   $         0.400954                   --

Directed Advisory Solutions:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                                 --                   --                   --

Commonwealth Annuity Value Generation:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                                 --                   --                   --

Commonwealth Annuity Premier Choice:
  Units outstanding, December 31, 2015                                            9,008                2,278               10,862
  Unit fair value, December 31, 2015                                 $         2.180223   $         0.398225   $         1.824110

Commonwealth Annuity Premier Choice (with Optional Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         2.105796   $         0.384606   $         1.761806

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2015

                                                                          PIONEER
                                                                          EMERGING           PIONEER REAL
                                                                        MARKETS VCT         ESTATE SHARES        T. ROWE PRICE
                                                                         PORTFOLIO          VCT PORTFOLIO        INTERNATIONAL
                                                                          CLASS II             CLASS II         STOCK PORTFOLIO
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $        4,220,287   $        6,216,243   $       11,590,257
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                4,220,287            6,216,243           11,590,257

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $        4,220,287   $        6,216,243   $       11,590,257
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                       4,178,490            6,004,000           11,531,372
  Payout reserves                                                                41,797              212,243               58,885
                                                                     ------------------   ------------------   ------------------
                                                                     $        4,220,287   $        6,216,243   $       11,590,257
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $        6,084,016   $        5,640,658   $       10,822,986
Underlying Fund shares held                                                     280,604              317,966              790,065

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2015                                        2,913,773            1,588,388            6,286,011
  Unit fair value, December 31, 2015                                 $         1.426305   $         3.779933   $         1.813183

Commonwealth Annuity Immediate Advantage:
  Units outstanding, December 31, 2015                                           20,986               55,744               56,177
  Unit fair value, December 31, 2015                                 $         1.991674   $         3.807466   $         1.048206

Directed Advisory Solutions:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                                 --                   --                   --

Commonwealth Annuity Value Generation:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                                 --                   --                   --

Commonwealth Annuity Premier Choice:
  Units outstanding, December 31, 2015                                            9,617                   --               77,018
  Unit fair value, December 31, 2015                                 $         2.345944   $         3.618657   $         1.735729

Commonwealth Annuity Premier Choice (with Optional Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         2.262465   $         3.489965   $         1.674068

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2015

                                      AB VPS GROWTH                            AB VPS LARGE           AB VPS
                                        AND INCOME        AB VPS GROWTH         CAP GROWTH        SMALL/MID CAP       AB VPS VALUE
                                        PORTFOLIO           PORTFOLIO            PORTFOLIO       VALUE PORTFOLIO       PORTFOLIO
                                       CLASS B (a)         CLASS B (a)          CLASS B (a)        CLASS B (a)        CLASS B (a)
                                    ----------------   ------------------   -----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends                         $        165,022   $               --   $              --   $         24,552   $         20,627

EXPENSES:
  Mortality and expense risk fees            177,351                   67             130,617             60,175             13,618
  Administrative expense fees                 28,366                   20              20,889              9,627              2,178
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Total expenses                          205,717                   87             151,506             69,802             15,796
                                    ----------------   ------------------   -----------------   ----------------   ----------------

     Net investment income (loss)            (40,695)                 (87)           (151,506)           (45,250)             4,831
                                    ----------------   ------------------   -----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                      --                2,472             942,347            755,386                 --
  Net realized gain (loss)
    from sales of investments                678,894                   43             801,300            133,916             24,375
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net realized gain (loss)                678,894                2,515           1,743,647            889,302             24,375
  Change in unrealized gain (loss)          (646,398)              (1,400)           (673,344)        (1,171,519)          (122,539)
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net realized and unrealized
       gain (loss)                            32,496                1,115           1,070,303           (282,217)           (98,164)
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net increase (decrease) in
       net assets from operations   $         (8,199)  $            1,028   $         918,797   $       (327,467)  $        (93,333)
                                    ================   ==================   =================   ================   ================

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2015


                                       DELAWARE VIP
                                      INTERNATIONAL        DELAWARE VIP
                                       VALUE EQUITY          SMID CAP        DEUTSCHE CAPITAL     DEUTSCHE LARGE     DEUTSCHE SMALL
                                          SERIES          GROWTH SERIES         GROWTH VIP        CAP VALUE VIP      CAP INDEX VIP
                                      STANDARD CLASS      SERVICE CLASS           CLASS A            CLASS A            CLASS A
                                    ----------------   ------------------   -----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends                         $        252,038   $            6,228   $          20,942   $         15,342   $            181

EXPENSES:
  Mortality and expense risk fees            159,341               48,190              37,825             13,399                 88
  Administrative expense fees                 25,495                7,708               6,053              2,144                 26
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Total expenses                          184,836               55,898              43,878             15,543                114
                                    ----------------   ------------------   -----------------   ----------------   ----------------

     Net investment income (loss)             67,202              (49,670)            (22,936)              (201)                67
                                    ----------------   ------------------   -----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                      --              320,642             387,673             46,426              1,302
  Net realized gain (loss) from
    sales of investments                    (317,641)             147,193             100,771             35,401                 37
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net realized gain (loss)               (317,641)             467,835             488,444             81,827              1,339
  Change in unrealized gain (loss)           199,657             (201,517)           (268,932)          (167,225)            (2,318)
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net realized and unrealized
       gain (loss)                          (117,984)             266,318             219,512            (85,398)              (979)
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net increase (decrease) in
       net assets from operations   $        (50,782)  $          216,648   $         196,576   $        (85,599)  $           (912)
                                    ================   ==================   =================   ================   ================

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                          FIDELITY VIP         FIDELITY VIP        FIDELITY VIP       FIDELITY VIP
                                      EATON VANCE VT    ASSET MANAGER(SM)      CONTRAFUND(R)      EQUITY-INCOME     GROWTH & INCOME
                                      FLOATING-RATE         PORTFOLIO            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                       INCOME FUND        INITIAL CLASS       SERVICE CLASS 2     INITIAL CLASS     SERVICE CLASS 2
                                    ----------------   ------------------   -----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends                         $        128,886   $          183,129   $         123,761   $      1,987,123   $          3,768

EXPENSES:
  Mortality and expense risk fees             48,661              160,863             203,505            827,443                985
  Administrative expense fees                  7,785               25,738              32,559            132,379                296
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Total expenses                           56,446              186,601             236,064            959,822              1,281
                                    ----------------   ------------------   -----------------   ----------------   ----------------

     Net investment income (loss)             72,440               (3,472)           (112,303)         1,027,301              2,487
                                    ----------------   ------------------   -----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                      --              950,601           1,487,283          6,323,465              9,749
  Net realized gain (loss) from
    sales of investments                     (14,382)             268,286             596,575            733,816                425
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net realized gain (loss)                (14,382)           1,218,887           2,083,858          7,057,281             10,174
  Change in unrealized gain (loss)          (138,108)          (1,283,036)         (2,128,652)       (11,507,076)           (18,918)
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net realized and unrealized
       gain (loss)                          (152,490)             (64,149)            (44,794)        (4,449,795)            (8,744)
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net increase (decrease) in
       net assets from operations   $        (80,050)  $          (67,621)  $        (157,097)  $     (3,422,494)  $         (6,257)
                                    ================   ==================   =================   ================   ================

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2015


                                       FIDELITY VIP
                                          GROWTH                                                                      FIDELITY VIP
                                      OPPORTUNITIES        FIDELITY VIP      FIDELITY VIP HIGH   FIDELITY VIP MID       OVERSEAS
                                        PORTFOLIO        GROWTH PORTFOLIO    INCOME PORTFOLIO     CAP PORTFOLIO        PORTFOLIO
                                     SERVICE CLASS 2      INITIAL CLASS        INITIAL CLASS     SERVICE CLASS 2     INITIAL CLASS
                                    ----------------   ------------------   -----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends                         $             57   $          158,068   $       1,090,952   $         13,043   $        178,619

EXPENSES:
  Mortality and expense risk fees             25,082              795,594             217,364             70,355            174,642
  Administrative expense fees                  4,014              127,290              34,764             11,255             27,942
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Total expenses                           29,096              922,884             252,128             81,610            202,584
                                    ----------------   ------------------   -----------------   ----------------   ----------------

     Net investment income (loss)            (29,039)            (764,816)            838,824            (68,567)           (23,965)
                                    ----------------   ------------------   -----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                 197,954            1,976,917                  --            712,748             13,182
  Net realized gain (loss) from
    sales of investments                      96,278            3,722,453            (453,416)           116,760            170,612
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net realized gain (loss)                294,232            5,699,370            (453,416)           829,508            183,794
  Change in unrealized gain (loss)          (193,553)          (1,459,621)         (1,176,008)          (897,415)           210,298
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net realized and unrealized
       gain (loss)                           100,679            4,239,749          (1,629,424)           (67,907)           394,092
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net increase (decrease) in
       net assets from operations   $         71,640   $        3,474,933   $        (790,600)  $       (136,474)  $        370,127
                                    ================   ==================   =================   ================   ================

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2015

                                       FIDELITY VIP      FT VIP FRANKLIN      FT VIP FRANKLIN   FT VIP  FRANKLIN    FT VIP FRANKLIN
                                     VALUE STRATEGIES       GROWTH AND           LARGE CAP        MUTUAL SHARES     SMALL CAP VALUE
                                        PORTFOLIO        INCOME VIP FUND      GROWTH VIP FUND        VIP FUND           VIP FUND
                                     SERVICE CLASS 2         CLASS 2              CLASS 2            CLASS 2            CLASS 2
                                    ----------------   ------------------   -----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends                         $         13,903   $           91,101   $           1,622   $         94,449   $            149

EXPENSES:
  Mortality and expense risk fees             21,110               33,413               7,598             37,115                327
  Administrative expense fees                  3,375                5,346               1,216              6,089                 47
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Total expenses                           24,485               38,759               8,814             43,204                374
                                    ----------------   ------------------   -----------------   ----------------   ----------------

     Net investment income (loss)            (10,582)              52,342              (7,192)            51,245               (225)
                                    ----------------   ------------------   -----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                   1,348               61,667             152,249            208,392              3,416
  Net realized gain (loss) from
    sales of investments                     123,240               69,925              21,030             56,579                421
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net realized gain (loss)                124,588              131,592             173,279            264,971              3,837
  Change in unrealized gain (loss)          (183,185)            (247,926)           (145,413)          (506,272)            (5,711)
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net realized and unrealized
       gain (loss)                           (58,597)            (116,334)             27,866           (241,301)            (1,874)
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net increase (decrease) in
       net assets from operations   $        (69,179)  $          (63,992)  $          20,674   $       (190,056)  $         (2,099)
                                    ================   ==================   =================   ================   ================

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                                     GOLDMAN SACHS
                                                                                                                       VIT GLOBAL
                                     FT VIP FRANKLIN          FT VIP           GOLDMAN SACHS      GOLDMAN SACHS          TRENDS
                                      SMALL-MID CAP         TEMPLETON         VIT CORE FIXED     VIT EQUITY INDEX   ALLOCATION FUND
                                     GROWTH VIP FUND     FOREIGN VIP FUND       INCOME FUND            FUND             SERVICE
                                         CLASS 2             CLASS 2          SERVICE SHARES      SERVICE SHARES       SHARES (a)
                                    ----------------   ------------------   -----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends                         $             --   $          135,236   $         636,861   $      1,232,483   $            222

EXPENSES:
   Mortality and expense risk fees           114,666               53,521             334,769            899,426              2,266
   Administrative expense fees                18,344                8,560              53,558            143,898                363
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Total expenses                          133,010               62,081             388,327          1,043,324              2,629
                                    ----------------   ------------------   -----------------   ----------------   ----------------

     Net investment income (loss)           (133,010)              73,155             248,534            189,159             (2,407)
                                    ----------------   ------------------   -----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions               2,165,504              138,127                  --          3,834,441              5,496
  Net realized gain (loss) from
      sales of investments                    58,047               68,614             204,620          4,060,533               (280)
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net realized gain (loss)              2,223,551              206,741             204,620          7,894,974              5,216
  Change in unrealized gain (loss)         2,411,314)            (604,701)           (749,604)        (8,391,910)           (23,412)
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net realized and unrealized
       gain (loss)                          (187,763)            (397,960)           (544,984)          (496,936)           (18,196)
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net increase (decrease) in
       net assets from operations   $       (320,773)  $         (324,805)  $        (296,450)  $       (307,777)  $        (20,603)
                                    ================   ==================   =================   ================   ================

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2015

                                      GOLDMAN SACHS       GOLDMAN SACHS
                                        VIT GROWTH       VIT HIGH QUALITY      GOLDMAN SACHS      GOLDMAN SACHS      GOLDMAN SACHS
                                      OPPORTUNITIES       FLOATING RATE         VIT MID CAP         VIT MONEY        VIT STRATEGIC
                                           FUND                FUND             VALUE FUND         MARKET FUND        GROWTH FUND
                                      SERVICE SHARES      SERVICE SHARES      SERVICE SHARES      SERVICE SHARES     SERVICE SHARES
                                    ----------------   ------------------   -----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends                         $             --   $           53,453   $          41,002   $          1,190   $         55,898

EXPENSES:
 Mortality and expense risk fees             403,192              154,561             477,562            247,578            686,535
   Administrative expense fees                64,507               24,710              76,400             39,584            109,836

     Total expenses                          467,699              179,271             553,962            287,162            796,371
                                    ----------------   ------------------   -----------------   ----------------   ----------------

     Net investment income (loss)           (467,699)            (125,818)           (512,960)          (285,972)          (740,473)
                                    ----------------   ------------------   -----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions               2,376,908                   --           2,617,861                 --          3,174,430
  Net realized gain (loss) from
         sales of investments                230,429               21,122             392,375                 --          2,290,406
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net realized gain (loss)              2,607,337               21,122           3,010,236                 --          5,464,836
  Change in unrealized gain (loss)        (4,168,946)            (125,357)         (6,580,373)                --         (3,756,221)
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net realized and unrealized
       gain (loss)                        (1,561,609)            (104,235)         (3,570,137)                --          1,708,615
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net increase (decrease) in
       net assets from operations   $     (2,029,308)  $         (230,053)  $      (4,083,097)  $       (285,972)  $        968,142
                                    ================   ==================   =================   ================   ================

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2015

                                      GOLDMAN SACHS
                                      VIT STRATEGIC        OLDMAN SACHS        INVESCO V.I.                           INVESCO V.I.
                                      INTERNATIONAL      VIT U.S. EQUITY         AMERICAN       INVESCO V.I. CORE   GLOBAL HEALTH
                                       EQUITY FUND        INSIGHTS FUND       FRANCHISE FUND       EQUITY FUND         CARE FUND
                                      SERVICE SHARES      SERVICE SHARES      SERIES I SHARES    SERIES I SHARES    SERIES I SHARES
                                    ----------------   ------------------   -----------------   -----------------  ----------------
INVESTMENT INCOME:
  Dividends                         $        296,917   $          491,082   $              --   $          44,820  $             --

EXPENSES:
  Mortality and expense risk fees            274,683              581,821              62,553              50,884            72,062
  Administrative expense fees                 43,930               93,088              10,003               8,139            11,528
                                    ----------------   ------------------   -----------------   -----------------  ----------------
     Total expenses                          318,613              674,909              72,556              59,023            83,590
                                    ----------------   ------------------   -----------------   -----------------  ----------------

     Net investment income (loss)            (21,696)            (183,827)            (72,556)            (14,203)          (83,590)
                                    ----------------   ------------------   -----------------   -----------------  ----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                      --            2,683,206              25,457             409,879           389,542
  Net realized gain (loss) from
   sales of investments                     (132,390)           1,083,172             303,921             176,050         1,339,204
                                    ----------------   ------------------   -----------------   -----------------  ----------------
     Net realized gain (loss)               (132,390)           3,766,378             329,378             585,929         1,728,746
  Change in unrealized gain (loss)           156,120           (4,427,461)            (88,964)           (862,765)       (1,295,159)
                                    ----------------   ------------------   -----------------   -----------------  ----------------
     Net realized and unrealized
       gain (loss)                            23,730             (661,083)            240,414            (276,836)          433,587
                                    ----------------   ------------------   -----------------   -----------------  ----------------
     Net increase (decrease) in
       net assets from operations   $          2,034   $         (844,910)  $         167,858   $        (291,039) $        349,997
                                    ================   ==================   =================   =================  ================

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                           NVESCO V.I.
                                     INVESCO V.I. MID         VALUE                                                   JANUS ASPEN
                                        CAP GROWTH        OPPORTUNITIES         JANUS ASPEN        JANUS ASPEN          OVERSEAS
                                           FUND                FUND           FORTY PORTFOLIO    JANUS PORTFOLIO   PORTFOLIO SERVICE
                                     SERIES II SHARES    SERIES II SHARES     SERVICE SHARES      SERVICE SHARES         SHARES
                                    ----------------   ------------------   -----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends                         $             --   $           77,587   $              --   $         23,258   $             91

EXPENSES:
  Mortality and expense risk fees              4,707               43,052                  22             65,498                 88
  Administrative expense fees                    753                6,884                   6             10,475                 27
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Total expenses                            5,460               49,936                  28             75,973                115
                                    ----------------   ------------------   -----------------   ----------------   ----------------

     Net investment income (loss)             (5,460)              27,651                 (28)           (52,715)               (24)
                                    ----------------   ------------------   -----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                  28,622              254,938                 886            946,759                529
  Net realized gain (loss) from
    sales of investments                      15,708               50,690                  10            197,984                  7
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net realized gain (loss)                 44,330              305,628                 896          1,144,743                536
  Change in unrealized gain (loss)           (44,169)            (746,339)               (419)          (897,179)            (2,187)
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net realized and unrealized
       gain (loss)                               161             (440,711)                477            247,564             (1,651)
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net increase (decrease) in
       net assets from operations   $         (5,299)  $         (413,060)  $             449   $        194,849   $         (1,675)
                                    ================   ==================   =================   ================   ================

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                                      OPPENHEIMER
                                                                                                                        CAPITAL
                                      MFS(R) MID CAP        MFS(R) NEW           MFS(R) TOTAL   MFS(R) UTILITIES     APPRECIATION
                                      GROWTH SERIES      DISCOVERY SERIES      RETURN SERIES          SERIES            FUND/VA
                                      SERVICE CLASS       SERVICE CLASS        SERVICE CLASS      SERVICE CLASS      SERVICE SHARES
                                    ----------------   ------------------   -----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends                         $             --   $               --   $         102,485   $        147,953   $             --

EXPENSES:
  Mortality and expense risk fees              7,450               31,808              57,294             55,443             19,532
  Administrative expense fees                  1,192                5,090               9,168              8,870              3,124
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Total expenses                            8,642               36,898              66,462             64,313             22,656
                                    ----------------   ------------------   -----------------   ----------------   ----------------

     Net investment income (loss)             (8,642)             (36,898)             36,023             83,640            (22,656)
                                    ----------------   ------------------   -----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                  62,675               84,184             162,137            259,673            289,150
  Net realized gain (loss)
    from sales of investments                 17,519               37,373             258,349            292,925            134,723
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net realized gain (loss)                 80,194              121,557             420,486            552,598            423,873
  Change in unrealized gain (loss)           (58,708)            (167,626)           (534,386)        (1,212,940)          (368,140)
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net realized and unrealized
       gain (loss)                            21,486              (46,069)           (113,900)          (660,342)            55,733
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net increase (decrease) in
       net assets from operations   $         12,844   $          (82,967)  $         (77,877)  $       (576,702)  $         33,077
                                    ================   ==================   =================   ================   ================

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2015

                                       OPPENHEIMER                                                                      PIONEER
                                       CONSERVATIVE                             OPPENHEIMER        OPPENHEIMER          EMERGING
                                         BALANCED          OPPENHEIMER       GLOBAL STRATEGIC      MAIN STREET        MARKETS VCT
                                     FUND/VA SERVICE      GLOBAL FUND/VA      INCOME FUND/VA        FUND(R)/VA         PORTFOLIO
                                        SHARES (a)        SERVICE SHARES      SERVICE SHARES      SERVICE SHARES        CLASS II
                                    ----------------   ------------------   -----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends                         $         14,384   $           45,885   $          55,494   $          5,377   $        186,786

EXPENSES:
  Mortality and expense risk fees              8,774               54,062              12,760             10,360             62,013
  Administrative expense fees                  1,403                8,649               2,042              1,656              9,921
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Total expenses                           10,177               62,711              14,802             12,016             71,934
                                    ----------------   ------------------   -----------------   ----------------   ----------------

     Net investment income (loss)              4,207              (16,826)             40,692             (6,639)           114,852
                                    ----------------   ------------------   -----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                      --              282,671                  --            125,772            697,429
  Net realized gain (loss) from
    sales of investments                      19,169              147,415             (10,269)            25,189           (116,616)
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net realized gain (loss)                 19,169              430,086             (10,269)           150,961            580,813
  Change in unrealized gain (loss)           (28,621)            (315,028)            (67,696)          (135,394)        (1,535,261)
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net realized and unrealized
       gain (loss)                            (9,452)             115,058             (77,965)            15,567           (954,448)
                                    ----------------   ------------------   -----------------   ----------------   ----------------
     Net increase (decrease) in
       net assets from operations   $         (5,245)  $           98,232   $         (37,273)  $          8,928   $       (839,596)
                                    ================   ==================   =================   ================   ================

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2015


                                         PIONEER REAL
                                        ESTATE SHARES          T. ROWE PRICE
                                        VCT PORTFOLIO          INTERNATIONAL
                                           CLASS II           STOCK PORTFOLIO
                                    --------------------   --------------------
INVESTMENT INCOME:
  Dividends                         $            134,484   $            115,264

EXPENSES:
  Mortality and expense risk fees                 83,414                163,074
  Administrative expense fees                     13,346                 26,082

                                    --------------------   --------------------
     Total expenses                               96,760                189,156
                                    --------------------   --------------------

     Net investment income (loss)                 37,724                (73,892)
                                    --------------------   --------------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                     754,240                230,528
  Net realized gain (loss) from
    sales of investments                         156,460                292,497
                                    --------------------   --------------------
     Net realized gain (loss)                    910,700                523,025
  Change in unrealized gain (loss)              (771,781)              (644,802)
                                    --------------------   --------------------
     Net realized and unrealized
       gain (loss)                               138,919               (121,777)
                                    --------------------   --------------------
     Net increase (decrease) in
       net assets from operations   $            176,643   $           (195,669)
                                    ====================   ====================

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                            AB VPS GROWTH AND INCOME                                    AB VPS LARGE CAP GROWTH
                                                   PORTFOLIO              AB VPS GROWTH PORTFOLIO              PORTFOLIO
                                                  CLASS B (a)                   CLASS B (a)                   CLASS B (a)
                                          ---------------------------   ---------------------------   ---------------------------
                                              2015           2014           2015           2014           2015           2014
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $    (40,695)  $    (57,675)  $        (87)  $        (76)  $   (151,506)  $   (159,933)
   Net realized gain (loss)                    678,894        915,460          2,515            273      1,743,647        906,248
   Change in unrealized gain (loss)           (646,398)       312,045         (1,400)         1,184       (673,344)       513,407
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from operations                            (8,199)     1,169,830          1,028          1,381        918,797      1,259,722
                                          ------------   ------------   ------------   ------------   ------------   ------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                        35,018         18,237             --             --         10,050          7,317
   Withdrawals                              (1,366,677)    (1,536,067)            --             --       (878,214)      (978,944)
   Contract benefits                          (324,031)      (122,630)            --             --       (216,045)       (99,243)
   Contract charges                             (7,111)        (7,864)            (6)            (7)        (5,585)        (5,696)
   Transfers                                  (497,445)    (1,860,167)            --             --       (468,624)      (493,636)
   Other transfers from (to) the General
     Account                                    20,652          2,530             --             --         26,173            416
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from Contract transactions             (2,139,594)    (3,505,961)            (6)            (7)    (1,532,245)    (1,569,786)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets    (2,147,793)    (2,336,131)         1,022          1,374       (613,448)      (310,064)

NET ASSETS:
   Beginning of year                        15,123,880     17,460,011         12,680         11,306     10,582,923     10,892,987
                                          ------------   ------------   ------------   ------------   ------------   ------------
   End of year                            $ 12,976,087   $ 15,123,880   $     13,702   $     12,680   $  9,969,475   $ 10,582,923
                                          ============   ============   ============   ============   ============   ============

----------
(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                           AB VPS SMALL/MID CAP VALUE                                 DELAWARE VIP INTERNATIONAL
                                                   PORTFOLIO               AB VPS VALUE PORTFOLIO        VALUE EQUITY SERIES
                                                  CLASS B (a)                   CLASS B (a)                 STANDARD CLASS
                                          ---------------------------   ---------------------------   ---------------------------
                                              2015           2014           2015           2014           2015           2014
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $    (45,250)  $    (53,097)  $      4,831   $      2,088   $     67,202   $    (18,364)
   Net realized gain (loss)                    889,302        970,004         24,375         54,600       (317,641)      (264,743)
   Change in unrealized gain (loss)         (1,171,519)      (551,699)      (122,539)        43,578        199,657     (1,156,741)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from operations                          (327,467)       365,208        (93,333)       100,266        (50,782)    (1,439,848)
                                          ------------   ------------   ------------   ------------   ------------   ------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                         2,503          2,235            398            348         21,929         26,286
   Withdrawals                                (294,272)      (589,560)       (43,639)      (102,336)    (1,287,042)    (1,611,670)
   Contract benefits                           (15,652)       (39,132)          (876)        (1,258)       (93,022)      (133,030)
   Contract charges                             (2,729)        (2,981)          (322)          (409)        (6,536)        (7,546)
   Transfers                                  (171,068)      (385,502)        (9,085)       (36,860)       (74,169)       184,260
   Other transfers from (to) the General
     Account                                       237            246            285            278         11,586          9,560
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from Contract transactions               (480,981)    (1,014,694)       (53,239)      (140,237)    (1,427,254)    (1,532,140)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets      (808,448)      (649,486)      (146,572)       (39,971)    (1,478,036)    (2,971,988)

NET ASSETS:
   Beginning of year                         5,086,996      5,736,482      1,111,210      1,151,181     12,841,450     15,813,438
                                          ------------   ------------   ------------   ------------   ------------   ------------
   End of year                            $  4,278,548   $  5,086,996   $    964,638   $  1,111,210   $ 11,363,414   $ 12,841,450
                                          ============   ============   ============   ============   ============   ============

----------
(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                             DELAWARE VIP SMID CAP            DEUTSCHE CAPITAL             DEUTSCHE LARGE CAP
                                                 GROWTH SERIES                  GROWTH VIP                     VALUE VIP
                                                 SERVICE CLASS                   CLASS A                        CLASS A
                                          ---------------------------   ---------------------------   ---------------------------
                                              2015           2014           2015           2014           2015           2014
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $    (49,670)  $    (56,394)  $    (22,936)  $    (24,540)  $       (201)  $      2,616
   Net realized gain (loss)                    467,835        568,324        488,444        299,359         81,827         50,254
   Change in unrealized gain (loss)           (201,517)      (483,395)      (268,932)        46,184       (167,225)        47,246
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from operations                           216,648         28,535        196,576        321,003        (85,599)       100,116
                                          ------------   ------------   ------------   ------------   ------------   ------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                         2,050          4,065          1,892          1,885            408            800
   Withdrawals                                (164,659)      (302,514)      (154,733)      (309,262)       (52,947)      (148,109)
   Contract benefits                           (37,203)       (21,990)       (28,575)       (19,895)       (31,772)        (4,278)
   Contract charges                             (1,255)        (1,245)        (1,395)        (1,438)          (525)          (601)
   Transfers                                  (123,054)       (97,363)       (60,340)       (32,547)        (2,002)        (9,186)
   Other transfers from (to) the General
     Account                                      (454)           653            279            814          1,947             (4)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from Contract transactions               (324,575)      (418,394)      (242,872)      (360,443)       (84,891)      (161,378)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets      (107,927)      (389,859)       (46,296)       (39,440)      (170,490)       (61,262)

NET ASSETS:
   Beginning of year                         3,895,795      4,285,654      2,998,523      3,037,963      1,122,270      1,183,532
                                          ------------   ------------   ------------   ------------   ------------   ------------
   End of year                            $  3,787,868   $  3,895,795   $  2,952,227   $  2,998,523   $    951,780   $  1,122,270
                                          ============   ============   ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                              DEUTSCHE SMALL CAP              EATON VANCE VT               FIDELITY VIP ASSET
                                                   INDEX VIP                  FLOATING-RATE              MANAGER(SM) PORTFOLIO
                                                    CLASS A                    INCOME FUND                   INITIAL CLASS
                                          ---------------------------   ---------------------------   ---------------------------
                                              2015           2014           2015           2014           2015           2014
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $         67   $         50   $     72,440   $     73,635   $     (3,472)  $      5,104
   Net realized gain (loss)                      1,339            943        (14,382)          (772)     1,218,887        999,378
   Change in unrealized gain (loss)             (2,318)          (308)      (138,108)      (111,659)    (1,283,036)      (413,217)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from operations                              (912)           685        (80,050)       (38,796)       (67,621)       591,265
                                          ------------   ------------   ------------   ------------   ------------   ------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                            --             --            450          2,150         15,853         24,544
   Withdrawals                                      --             --       (272,828)      (316,522)    (2,716,503)    (1,555,817)
   Contract benefits                                --             --        (70,259)       (31,952)      (181,543)      (432,928)
   Contract charges                                (10)           (10)          (739)          (823)        (6,380)        (7,110)
   Transfers                                        --             --       (340,024)       245,553       (207,719)     1,379,550
   Other transfers from (to) the General
     Account                                        --             --         13,436         14,125         40,302          3,427
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from Contract transactions                    (10)           (10)      (669,964)       (87,469)    (3,055,990)      (588,334)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets          (922)           675       (750,014)      (126,265)    (3,123,611)         2,931

NET ASSETS:
   Beginning of year                            17,519         16,844      4,182,467      4,308,732     14,100,354     14,097,423
                                          ------------   ------------   ------------   ------------   ------------   ------------
   End of year                            $     16,597   $     17,519   $  3,432,453   $  4,182,467   $ 10,976,743   $ 14,100,354
                                          ============   ============   ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                           FIDELITY VIP CONTRAFUND(R)   FIDELITY VIP EQUITY-INCOME    FIDELITY VIP GROWTH & INCOME
                                                   PORTFOLIO                    PORTFOLIO                       PORTFOLIO
                                                SERVICE CLASS 2               INITIAL CLASS                  SERVICE CLASS 2
                                          ---------------------------   ---------------------------   ----------------------------
                                              2015           2014           2015           2014           2015           2014
                                          ------------   ------------   ------------   ------------   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $   (112,303)  $   (125,180)  $  1,027,301   $    934,501   $      2,487   $       1,758
   Net realized gain (loss)                  2,083,858      1,258,113      7,057,281      2,732,278         10,174             482
   Change in unrealized gain (loss)         (2,128,652)       460,250    (11,507,076)     1,444,468        (18,918)         14,899
                                          ------------   ------------   ------------   ------------   ------------   -------------
   Net increase (decrease) in net assets
     from operations                          (157,097)     1,593,183     (3,422,494)     5,111,247         (6,257)         17,139
                                          ------------   ------------   ------------   ------------   ------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                        26,547         21,218        154,724        217,560             --              --
   Withdrawals                              (1,280,287)    (1,544,423)    (7,058,372)    (7,598,698)            --              --
   Contract benefits                          (105,492)      (255,116)      (910,876)      (980,260)            --              --
   Contract charges                             (4,433)        (4,790)       (41,168)       (45,926)           (18)            (17)
   Transfers                                  (389,817)      (344,423)    (1,559,569)    (1,363,590)            --              --
   Other transfers from (to) the General
     Account                                     7,252         44,285        120,164        152,287             --              --
                                          ------------   ------------   ------------   ------------   ------------   -------------
   Net increase (decrease) in net assets
     from Contract transactions             (1,746,230)    (2,083,249)    (9,295,097)    (9,618,627)           (18)            (17)
                                          ------------   ------------   ------------   ------------   ------------   -------------
   Net increase (decrease) in net assets    (1,903,327)      (490,066)   (12,717,591)    (4,507,380)        (6,275)         17,122

NET ASSETS:
   Beginning of year                        16,732,714     17,222,780     71,685,339     76,192,719        197,338         180,216
                                          ------------   ------------   ------------   ------------   ------------   -------------
   End of year                            $ 14,829,387   $ 16,732,714   $ 58,967,748   $ 71,685,339   $    191,063   $     197,338
                                          ============   ============   ============   ============   ============   =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                             FIDELITY VIP GROWTH            FIDELITY VIP GROWTH        FIDELITY VIP HIGH INCOME
                                            OPPORTUNITIES PORTFOLIO              PORTFOLIO                     PORTFOLIO
                                                SERVICE CLASS 2                INITIAL CLASS                 INITIAL CLASS
                                          ---------------------------   ---------------------------   ---------------------------
                                              2015           2014           2015           2014           2015           2014
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $    (29,039)  $    (39,603)  $   (764,816)  $   (843,084)  $    838,824   $    771,380
   Net realized gain (loss)                    294,232        747,242      5,699,370      4,351,903       (453,416)      (438,972)
   Change in unrealized gain (loss)           (193,553)      (412,899)    (1,459,621)     2,633,233     (1,176,008)      (353,164)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from operations                            71,640        294,740      3,474,933      6,142,052       (790,600)       (20,756)
                                          ------------   ------------   ------------   ------------   ------------   ------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                         3,677          1,513        152,845        171,847         37,272         44,171
   Withdrawals                                 (84,256)      (160,948)    (5,147,083)    (6,313,934)    (1,365,287)    (1,992,186)
   Contract benefits                            (9,910)        (9,377)      (560,233)      (977,730)      (339,349)      (185,614)
   Contract charges                               (907)          (953)       (44,372)       (47,891)        (9,207)       (10,500)
   Transfers                                       310     (1,475,792)    (1,510,508)    (1,541,750)       (18,260)       315,155
   Other transfers from (to) the General
     Account                                       (17)            60        107,462        117,640        113,559         42,199
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from Contract transactions                (91,103)    (1,645,497)    (7,001,889)    (8,591,818)    (1,581,272)    (1,786,775)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets       (19,463)    (1,350,757)    (3,526,956)    (2,449,766)    (2,371,872)    (1,807,531)

NET ASSETS:
   Beginning of year                         1,957,355      3,308,112     64,164,698     66,614,464     17,856,685     19,664,216
                                          ------------   ------------   ------------   ------------   ------------   ------------
   End of year                            $  1,937,892   $  1,957,355   $ 60,637,742   $ 64,164,698   $ 15,484,813   $ 17,856,685
                                          ============   ============   ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                             FIDELITY VIP MID CAP          FIDELITY VIP OVERSEAS          FIDELITY VIP VALUE
                                                   PORTFOLIO                    PORTFOLIO                STRATEGIES PORTFOLIO
                                                SERVICE CLASS 2               INITIAL CLASS                 SERVICE CLASS 2
                                          ---------------------------   ---------------------------   ---------------------------
                                              2015           2014           2015           2014           2015           2014
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $    (68,567)  $    (88,206)  $    (23,965)  $    (35,208)  $    (10,582)  $    (12,768)
   Net realized gain (loss)                    829,508        332,446        183,794        216,688        124,588        135,771
   Change in unrealized gain (loss)           (897,415)        17,540        210,298     (1,782,539)      (183,185)       (32,755)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from operations                          (136,474)       261,780        370,127     (1,601,059)       (69,179)        90,248
                                          ------------   ------------   ------------   ------------   ------------   ------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                         2,052          1,198         30,885         35,961            202            192
   Withdrawals                                (485,881)      (477,652)    (1,277,193)    (1,757,574)       (75,977)      (191,920)
   Contract benefits                           (45,203)      (127,566)      (198,806)      (151,809)       (34,540)       (29,225)
   Contract charges                             (1,908)        (2,165)        (9,917)       (11,211)          (587)          (674)
   Transfers                                  (377,445)      (216,957)      (450,735)       198,880       (110,224)       (71,670)
   Other transfers from (to) the General
     Account                                    17,396         32,137         27,030         12,775              4          8,814
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from Contract transactions               (890,989)      (791,005)    (1,878,736)    (1,672,978)      (221,122)      (284,483)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets    (1,027,463)      (529,225)    (1,508,609)    (3,274,037)      (290,301)      (194,235)

NET ASSETS:
   Beginning of year                         5,911,399      6,440,624     14,212,781     17,486,818      1,761,906      1,956,141
                                          ------------   ------------   ------------   ------------   ------------   ------------
   End of year                            $  4,883,936   $  5,911,399   $ 12,704,172   $ 14,212,781   $  1,471,605   $  1,761,906
                                          ============   ============   ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                             FT VIP FRANKLIN GROWTH        FT VIP FRANKLIN LARGE         FT VIP FRANKLIN MUTUAL
                                              AND INCOME VIP FUND           CAP GROWTH VIP FUND              SHARES VIP FUND
                                                    CLASS 2                       CLASS 2                       CLASS 2
                                          ---------------------------   ---------------------------   ---------------------------
                                              2015           2014           2015           2014           2015           2014
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $     52,342   $     24,726   $     (7,192)  $     (2,067)  $     51,245   $     18,218
   Net realized gain (loss)                    131,592        123,482        173,279         33,137        264,971        151,488
   Change in unrealized gain (loss)           (247,926)        47,144       (145,413)        25,207       (506,272)        14,222
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from operations                           (63,992)       195,352         20,674         56,277       (190,056)       183,928
                                          ------------   ------------   ------------   ------------   ------------   ------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                           430          1,498             --            360            792            892
   Withdrawals                                 (76,847)      (197,457)       (25,033)       (33,279)      (104,383)      (283,216)
   Contract benefits                           (39,603)      (133,847)        (9,646)        (1,828)        (5,790)       (17,529)
   Contract charges                               (929)          (976)          (290)          (312)        (1,306)        (1,419)
   Transfers                                  (205,509)        46,189         34,517         (4,495)        (5,460)       (55,040)
   Other transfers from (to) the General
     Account                                       (42)           236             --             24            562              4
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from Contract transactions               (322,500)      (284,357)          (452)       (39,530)      (115,585)      (356,308)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets      (386,492)       (89,005)        20,222         16,747       (305,641)      (172,380)

NET ASSETS:
   Beginning of year                         2,827,872      2,916,877        582,899        566,152      3,138,317      3,310,697
                                          ------------   ------------   ------------   ------------   ------------   ------------
   End of year                            $  2,441,380   $  2,827,872   $    603,121   $    582,899   $  2,832,676   $  3,138,317
                                          ============   ============   ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                           FT VIP FRANKLIN SMALL CAP     FT VIP FRANKLIN SMALL-MID          FT VIP TEMPLETON
                                                VALUE VIP FUND              CAP GROWTH VIP FUND             FOREIGN VIP FUND
                                                    CLASS 2                       CLASS 2                       CLASS 2
                                          ---------------------------   ---------------------------   ---------------------------
                                              2015           2014           2015           2014           2015           2014
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $       (225)  $       (248)  $   (133,010)  $   (145,489)  $     73,155   $     19,803
   Net realized gain (loss)                      3,837          2,646      2,223,551      2,289,370        206,741        193,070
   Change in unrealized gain (loss)             (5,711)        (2,659)    (2,411,314)    (1,578,862)      (604,701)      (824,366)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from operations                            (2,099)          (261)      (320,773)       565,019       (324,805)      (611,493)
                                          ------------   ------------   ------------   ------------   ------------   ------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                            --             --         12,378          8,156          3,821          4,430
   Withdrawals                                      --             --       (692,631)      (867,906)      (235,457)      (343,430)
   Contract benefits                              (443)          (478)      (158,131)      (149,677)       (83,612)      (133,575)
   Contract charges                                 --             --         (4,701)        (5,011)        (1,834)        (2,133)
   Transfers                                      (638)        (1,104)      (186,096)      (449,630)       177,191        (69,552)
   Other transfers from (to) the General
     Account                                        --             --          7,725         19,452         15,137            490
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from Contract transactions                 (1,081)        (1,582)    (1,021,456)    (1,444,616)      (124,754)      (543,770)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets        (3,180)        (1,843)    (1,342,229)      (879,597)      (449,559)    (1,155,263)

NET ASSETS:
   Beginning of year                            25,055         26,898      9,444,107     10,323,704      4,309,517      5,464,780
                                          ------------   ------------   ------------   ------------   ------------   ------------
   End of year                            $     21,875   $     25,055   $  8,101,878   $  9,444,107   $  3,859,958   $  4,309,517
                                          ============   ============   ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                             GOLDMAN SACHS VIT CORE      GOLDMAN SACHS VIT EQUITY      GOLDMAN SACHS VIT GLOBAL
                                                FIXED INCOME FUND               INDEX FUND              TRENDS ALLOCATION FUND
                                                 SERVICE SHARES               SERVICE SHARES              SERVICE SHARES (a)
                                          ---------------------------   ---------------------------   ---------------------------
                                              2015           2014           2015           2014           2015           2014
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $    248,534   $    368,278   $    189,159   $     97,262   $     (2,407)  $       (148)
   Net realized gain (loss)                    204,620        239,845      7,894,974      5,715,010          5,216          1,308
   Change in unrealized gain (loss)           (749,604)       614,323     (8,391,910)     2,485,995        (23,412)        (1,766)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from operations                          (296,450)     1,222,446       (307,777)     8,298,267        (20,603)          (606)
                                          ------------   ------------   ------------   ------------   ------------   ------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                        48,704         73,180        149,997        131,479             --             --
   Withdrawals                              (3,253,735)    (3,636,710)    (6,919,510)    (7,475,304)        (5,009)           (15)
   Contract benefits                          (614,841)      (652,407)    (1,825,644)    (1,512,492)            --         (8,966)
   Contract charges                            (13,228)       (14,785)       (43,645)       (47,210)            (9)            --
   Transfers                                  (414,363)       320,803       (947,109)      (839,664)       212,022         74,094
   Other transfers from (to) the General
     Account                                   117,711         96,201        813,734        453,883             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from Contract transactions             (4,129,752)    (3,813,718)    (8,772,177)    (9,289,308)       207,004         65,113
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets    (4,426,202)    (2,591,272)    (9,079,954)      (991,041)       186,401         64,507

NET ASSETS:
   Beginning of year                        28,829,741     31,421,013     75,775,769     76,766,810         74,007          9,500
                                          ------------   ------------   ------------   ------------   ------------   ------------
   End of year                            $ 24,403,539   $ 28,829,741   $ 66,695,815   $ 75,775,769   $    260,408   $     74,007
                                          ============   ============   ============   ============   ============   ============

----------
(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                           GOLDMAN SACHS VIT GROWTH       GOLDMAN SACHS VIT HIGH       GOLDMAN SACHS VIT MID CAP
                                              OPPORTUNITIES FUND         QUALITY FLOATING RATE FUND           VALUE FUND
                                                SERVICE SHARES                SERVICE SHARES                SERVICE SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2015           2014           2015           2014           2015           2014
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $   (467,699)  $   (509,970)  $   (125,818)  $   (171,738)  $   (512,960)  $   (298,688)
   Net realized gain (loss)                  2,607,337      7,580,022         21,122         43,243      3,010,236      8,036,304
   Change in unrealized gain (loss)         (4,168,946)    (3,930,460)      (125,357)      (101,021)    (6,580,373)    (3,148,273)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from operations                        (2,029,308)     3,139,592       (230,053)      (229,516)    (4,083,097)     4,589,343
                                          ------------   ------------   ------------   ------------   ------------   ------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                        53,078         40,037         33,187         46,460         64,149         42,112
   Withdrawals                              (3,244,203)    (3,530,956)    (1,193,478)    (1,504,251)    (3,508,908)    (4,001,945)
   Contract benefits                          (466,793)      (380,914)      (261,500)      (439,257)      (605,819)      (391,699)
   Contract charges                            (17,408)       (18,744)        (6,781)        (7,760)       (20,222)       (22,024)
   Transfers                                  (352,502)    (1,276,120)      (146,488)      (575,855)      (403,898)    (1,089,847)
   Other transfers from (to) the General
     Account                                    29,194          2,904         22,211         72,237         45,645          1,646
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from Contract transactions             (3,998,634)    (5,163,793)    (1,552,849)    (2,408,426)    (4,429,053)    (5,461,757)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets    (6,027,942)    (2,024,201)    (1,782,902)    (2,637,942)    (8,512,150)      (872,414)

NET ASSETS:
   Beginning of year                        34,552,611     36,576,812     13,195,978     15,833,920     41,494,530     42,366,944
                                          ------------   ------------   ------------   ------------   ------------   ------------
   End of year                            $ 28,524,669   $ 34,552,611   $ 11,413,076   $ 13,195,978   $ 32,982,380   $ 41,494,530
                                          ============   ============   ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                            GOLDMAN SACHS VIT MONEY     GOLDMAN SACHS VIT STRATEGIC   GOLDMAN SACHS VIT STRATEGIC
                                                  MARKET FUND                   GROWTH FUND            INTERNATIONAL EQUITY FUND
                                                SERVICE SHARES                SERVICE SHARES                SERVICE SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2015           2014           2015           2014           2015           2014
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $   (285,972)  $   (303,740)  $   (740,473)  $   (755,420)  $    (21,696)  $    448,614
   Net realized gain (loss)                         --             --      5,464,836     14,107,992       (132,390)       (40,766)
   Change in unrealized gain (loss)                 --             --     (3,756,221)    (7,120,348)       156,120     (2,615,702)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from operations                          (285,972)      (303,740)       968,142      6,232,224          2,034     (2,207,854)
                                          ------------   ------------   ------------   ------------   ------------   ------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                        52,648         88,905        156,944        163,473         52,325         39,768
   Withdrawals                              (4,913,856)    (5,323,023)    (4,379,404)    (5,077,072)    (1,813,822)    (2,186,783)
   Contract benefits                          (710,163)      (572,465)      (778,151)      (581,101)      (348,628)      (221,289)
   Contract charges                            (14,437)       (16,397)       (42,614)       (45,698)       (13,739)       (15,468)
   Transfers                                 3,698,441      1,296,578     (1,403,782)    (1,525,876)       (73,416)       286,578
   Other transfers from (to) the General
     Account                                 2,565,428      1,915,615         67,922         27,933         56,860         16,008
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from Contract transactions                678,061     (2,610,787)    (6,379,085)    (7,038,341)    (2,140,420)    (2,081,186)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets       392,089     (2,914,527)    (5,410,943)      (806,117)    (2,138,386)    (4,289,040)

NET ASSETS:
   Beginning of year                        19,102,719     22,017,246     56,651,971     57,458,088     21,887,557     26,176,597
                                          ------------   ------------   ------------   ------------   ------------   ------------
   End of year                            $ 19,494,808   $ 19,102,719   $ 51,241,028   $ 56,651,971   $ 19,749,171   $ 21,887,557
                                          ============   ============   ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                            GOLDMAN SACHS VIT U.S.         INVESCO V.I. AMERICAN       INVESCO V.I. CORE EQUITY
                                             EQUITY INSIGHTS FUND             FRANCHISE FUND                     FUND
                                                SERVICE SHARES                SERIES I SHARES               SERIES I SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2015           2014           2015           2014           2015           2014
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $   (183,827)  $   (168,939)  $    (72,556)  $    (78,296)  $    (14,203)  $    (30,640)
   Net realized gain (loss)                  3,766,378      3,346,871        329,378        320,745        585,929        383,327
   Change in unrealized gain (loss)         (4,427,461)     3,429,191        (88,964)       128,482       (862,765)       (40,658)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from operations                          (844,910)     6,607,123        167,858        370,931       (291,039)       312,029
                                          ------------   ------------   ------------   ------------   ------------   ------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                        93,630         94,019         21,982          9,405          2,328          4,592
   Withdrawals                              (4,842,977)    (5,108,162)      (520,845)      (442,517)      (381,852)      (337,151)
   Contract benefits                        (1,547,142)    (1,218,371)       (53,402)       (26,343)       (48,290)      (100,705)
   Contract charges                            (29,841)       (31,950)        (2,532)        (2,751)        (1,827)        (1,999)
   Transfers                                   505,248     (1,448,415)      (291,672)      (140,529)        (7,855)      (566,923)
   Other transfers from (to) the General
     Account                                   783,460        385,547            (87)            93          2,559          6,191
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from Contract transactions             (5,037,622)    (7,327,332)      (846,556)      (602,642)      (434,937)      (995,995)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets    (5,882,532)      (720,209)      (678,698)      (231,711)      (725,976)      (683,966)

NET ASSETS:
   Beginning of year                        49,159,705     49,879,914      5,207,204      5,438,915      4,332,538      5,016,504
                                          ------------   ------------   ------------   ------------   ------------   ------------
   End of year                            $ 43,277,173   $ 49,159,705   $  4,528,506   $  5,207,204   $  3,606,562   $  4,332,538
                                          ============   ============   ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                           INVESCO V.I. GLOBAL HEALTH    INVESCO V.I. MID CAP GROWTH       INVESCO V.I. VALUE
                                                   CARE FUND                        FUND                   OPPORTUNITIES FUND
                                                SERIES I SHARES               SERIES II SHARES              SERIES II SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2015           2014           2015           2014           2015           2014
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $    (83,590)  $    (83,983)  $     (5,460)  $     (5,151)  $     27,651   $    (12,552)
   Net realized gain (loss)                  1,728,746        549,945         44,330         27,463        305,628         98,164
   Change in unrealized gain (loss)         (1,295,159)       437,236        (44,169)        (4,769)      (746,339)        93,539
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from operations                           349,997        903,198         (5,299)        17,543       (413,060)       179,151
                                          ------------   ------------   ------------   ------------   ------------   ------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                         2,727          5,203          1,562          1,526          3,133          3,053
   Withdrawals                              (2,953,290)      (377,852)       (19,047)       (50,065)      (232,929)      (357,449)
   Contract benefits                          (104,719)       (35,841)       (13,964)          (260)       (73,690)       (17,607)
   Contract charges                             (2,074)        (2,128)           (77)           (99)        (1,422)        (1,737)
   Transfers                                   118,405      1,271,383         42,662        (22,011)       (39,884)      (176,226)
   Other transfers from (to) the General
     Account                                    16,596          3,290            376            371         41,583             46
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from Contract transactions             (2,922,355)       864,055         11,512        (70,538)      (303,209)      (549,920)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets    (2,572,358)     1,767,253          6,213        (52,995)      (716,269)      (370,769)

NET ASSETS:
   Beginning of year                         6,894,889      5,127,636        342,909        395,904      3,700,908      4,071,677
                                          ------------   ------------   ------------   ------------   ------------   ------------
   End of year                            $  4,322,531   $  6,894,889   $    349,122   $    342,909   $  2,984,639   $  3,700,908
                                          ============   ============   ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                         JANUS ASPEN OVERSEAS
                                          JANUS ASPEN FORTY PORTFOLIO   JANUS ASPEN JANUS PORTFOLIO            PORTFOLIO
                                                SERVICE SHARES                 SERVICE SHARES               SERVICE SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2015           2014           2015           2014           2015           2014
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $        (28)  $        (23)  $    (52,715)  $    (65,227)  $        (24)  $        466
   Net realized gain (loss)                        896          1,152      1,144,743        581,700            536          2,050
   Change in unrealized gain (loss)               (419)          (839)      (897,179)        36,574         (2,187)        (5,104)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from operations                               449            290        194,849        553,047         (1,675)        (2,588)
                                          ------------   ------------   ------------   ------------   ------------   ------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                            --             --         16,930          7,295             --             --
   Withdrawals                                      --             --       (399,900)      (489,701)            --             --
   Contract benefits                                --             --       (123,544)       (36,945)            --             --
   Contract charges                                 (2)            (3)        (2,939)        (3,145)            (8)            (9)
   Transfers                                        --             --       (125,173)      (108,454)            --             --
   Other transfers from (to) the General
     Account                                        --             --            228          7,813             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from Contract transactions                     (2)            (3)      (634,398)      (623,137)            (8)            (9)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets           447            287       (439,549)       (70,090)        (1,683)        (2,597)

NET ASSETS:
   Beginning of year                             4,009          3,722      5,353,129      5,423,219         17,824         20,421
                                          ------------   ------------   ------------   ------------   ------------   ------------
   End of year                            $      4,456   $      4,009   $  4,913,580   $  5,353,129   $     16,141   $     17,824
                                          ============   ============   ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                             MFS(R) MID CAP GROWTH
                                                     SERIES             MFS(R) NEW DISCOVERY SERIES    MFS(R) TOTAL RETURN SERIES
                                                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
                                          ---------------------------   ---------------------------   ---------------------------
                                              2015           2014           2015           2014           2015           2014
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $     (8,642)  $    (11,740)  $    (36,898)  $    (42,374)  $     36,023   $      9,892
   Net realized gain (loss)                     80,194        165,136        121,557        778,759        420,486        235,994
   Change in unrealized gain (loss)            (58,708)      (103,857)      (167,626)    (1,028,516)      (534,386)        31,122
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from operations                            12,844         49,539        (82,967)      (292,131)       (77,877)       277,008
                                          ------------   ------------   ------------   ------------   ------------   ------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                            10             --            988          3,293            600          1,726
   Withdrawals                                 (22,808)       (60,699)      (208,137)      (294,987)    (1,219,664)      (269,889)
   Contract benefits                              (861)       (23,466)        (3,986)       (45,263)       (35,023)       (74,925)
   Contract charges                               (246)          (289)          (504)          (597)        (1,244)        (1,353)
   Transfers                                   (94,061)        43,985        (25,679)      (237,030)        41,913        740,848
   Other transfers from (to) the General
     Account                                         8             (1)        33,306            441            488          1,191
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from Contract transactions               (117,958)       (40,470)      (204,012)      (574,143)    (1,212,930)       397,598
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets      (105,114)         9,069       (286,979)      (866,274)    (1,290,807)       674,606

NET ASSETS:
   Beginning of year                           610,526        601,457      2,627,464      3,493,738      5,087,187      4,412,581
                                          ------------   ------------   ------------   ------------   ------------   ------------
   End of year                            $    505,412   $    610,526   $  2,340,485   $  2,627,464   $  3,796,380   $  5,087,187
                                          ============   ============   ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                            OPPENHEIMER CAPITAL         OPPENHEIMER CONSERVATIVE
                                            MFS(R) UTILITIES SERIES         APPRECIATION FUND/VA            BALANCED FUND/VA
                                                SERVICE CLASS                  SERVICE SHARES              SERVICE SHARES (a)
                                          ---------------------------   ---------------------------   ---------------------------
                                              2015           2014           2015           2014           2015           2014
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $     83,640   $     16,961   $    (22,656)  $    (20,916)  $      4,207   $      2,575
   Net realized gain (loss)                    552,598        328,234        423,873        178,251         19,169         32,713
   Change in unrealized gain (loss)         (1,212,940)        39,583       (368,140)        47,952        (28,621)        16,918
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from operations                          (576,702)       384,778         33,077        205,287         (5,245)        52,206
                                          ------------   ------------   ------------   ------------   ------------   ------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                         3,506            706          1,294          1,531             --            200
   Withdrawals                              (2,195,189)      (431,170)       (75,926)      (142,672)       (65,384)      (102,905)
   Contract benefits                           (21,323)      (121,793)       (19,819)       (46,229)        (1,152)       (49,559)
   Contract charges                               (894)          (995)          (487)          (534)          (332)          (423)
   Transfers                                   445,977      1,897,622       (195,794)       (15,897)       (29,686)       (67,215)
   Other transfers from (to) the General
     Account                                        41         15,278            666             --              3             (2)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from Contract transactions             (1,767,882)     1,359,648       (290,066)      (203,801)       (96,551)      (219,904)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets    (2,344,584)     1,744,426       (256,989)         1,486       (101,796)      (167,698)

NET ASSETS:
   Beginning of year                         5,289,459      3,545,033      1,684,042      1,682,556        736,240        903,938
                                          ------------   ------------   ------------   ------------   ------------   ------------
   End of year                            $  2,944,875   $  5,289,459   $  1,427,053   $  1,684,042   $    634,444   $    736,240
                                          ============   ============   ============   ============   ============   ============

----------
(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                            OPPENHEIMER GLOBAL          OPPENHEIMER MAIN STREET
                                           OPPENHEIMER GLOBAL FUND/VA    STRATEGIC INCOME FUND/VA              FUND(R)/VA
                                                 SERVICE SHARES                SERVICE SHARES                SERVICE SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2015           2014           2015           2014           2015           2014
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $    (16,826)  $    (24,267)  $     40,692   $     29,576   $     (6,639)  $     (6,864)
   Net realized gain (loss)                    430,086        474,529        (10,269)        (9,040)       150,961        103,595
   Change in unrealized gain (loss)           (315,028)      (430,811)       (67,696)        (5,750)      (135,394)       (30,787)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from operations                            98,232         19,451        (37,273)        14,786          8,928         65,944
                                          ------------   ------------   ------------   ------------   ------------   ------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                         6,761          3,391          2,447          3,823            120            120
   Withdrawals                                (216,269)      (549,255)       (77,757)      (288,004)       (42,827)      (114,818)
   Contract benefits                           (25,008)       (40,017)       (13,490)       (73,968)        (6,347)       (37,644)
   Contract charges                               (930)        (1,136)          (416)          (465)          (308)          (484)
   Transfers                                     1,931        307,484        (22,639)       148,582         80,030         10,921
   Other transfers from (to) the General
     Account                                    33,252          3,110          7,102             27            235           (165)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from Contract transactions               (200,263)      (276,423)      (104,753)      (210,005)        30,903       (142,070)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets      (102,031)      (256,972)      (142,026)      (195,219)        39,831        (76,126)

NET ASSETS:
   Beginning of year                         4,155,507      4,412,479      1,069,589      1,264,808        800,585        876,711
                                          ------------   ------------   ------------   ------------   ------------   ------------
   End of year                            $  4,053,476   $  4,155,507   $    927,563   $  1,069,589   $    840,416   $    800,585
                                          ============   ============   ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                           PIONEER EMERGING MARKETS        PIONEER REAL ESTATE
                                                VCT PORTFOLIO              SHARES VCT PORTFOLIO       T. ROWE PRICE INTERNATIONAL
                                                   CLASS II                     CLASS II                    STOCK PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2015           2014           2015           2014           2015           2014
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)           $    114,852   $    (81,298)  $     37,724   $     55,847   $    (73,892)  $    (66,681)
   Net realized gain (loss)                    580,813        115,025        910,700        929,153        523,025        371,885
   Change in unrealized gain (loss)         (1,535,261)      (907,332)      (771,781)       706,459       (644,802)      (666,659)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from operations                          (839,596)      (873,605)       176,643      1,691,459       (195,669)      (361,455)
                                          ------------   ------------   ------------   ------------   ------------   ------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                         3,793          3,326          2,635          2,782         25,700         27,236
   Withdrawals                                (403,290)      (717,817)      (444,793)      (565,900)    (1,286,472)    (1,635,368)
   Contract benefits                           (97,103)      (107,116)       (46,819)      (118,257)      (243,027)      (127,161)
   Contract charges                             (2,398)        (2,877)        (2,351)        (2,341)        (6,889)        (7,699)
   Transfers                                   403,161       (208,868)      (489,123)      (581,368)      (127,265)       179,901
   Other transfers from (to) the General
     Account                                     3,060            501          2,982          9,343          7,268          5,795
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets
     from Contract transactions                (92,777)    (1,032,851)      (977,469)    (1,255,741)    (1,630,685)    (1,557,296)
                                          ------------   ------------   ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets      (932,373)    (1,906,456)      (800,826)       435,718     (1,826,354)    (1,918,751)

NET ASSETS:
   Beginning of year                         5,152,660      7,059,116      7,017,069      6,581,351     13,416,611     15,335,362
                                          ------------   ------------   ------------   ------------   ------------   ------------
   End of year                            $  4,220,287   $  5,152,660   $  6,216,243   $  7,017,069   $ 11,590,257   $ 13,416,611
                                          ============   ============   ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Separate Account VA-K (the "Separate Account"), which funds the Commonwealth Annuity Advantage, Directed Advisory Solutions, ExecAnnuity Plus, Commonwealth Annuity Immediate Advantage, Commonwealth Annuity Premier Choice, and Commonwealth Annuity Value Generation variable annuity contracts, in addition to the Delaware Golden Medallion and Delaware Medallion I, Delaware Medallion II, and Delaware Medallion III variable annuity contracts, is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on November 1, 1990, for the purpose of separating from the general assets of Commonwealth Annuity those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Commonwealth Annuity. Commonwealth Annuity is the Sponsor of the Separate Account. Commonwealth Annuity is a wholly-owned indirect subsidiary of Global Atlantic (Fin) Company, a Delaware company, which is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company.

     Commonwealth Annuity is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. Commonwealth Annuity's General Account is subject to the claims of creditors.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve the supervision or management of investment practices or policies of the Separate Account or Commonwealth Annuity by the SEC.

     Epoch Securities, Inc. ("Epoch") is the principal underwriter for the Separate Account. Epoch, an affiliate of Commonwealth Annuity, is a wholly-owned subsidiary of Global Atlantic (Fin) Company, and is a wholly-owned indirect subsidiary of GAFG. Effective December 31, 2015, Epoch merged into Forethought Distributors, LLC. Forethought Distributors, LLC, an affiliate of Commonwealth Annuity, is a wholly-owned subsidiary of Global Atlantic (Fin) Company, and is a wholly-owned indirect subsidiary of GAFG.

     The Separate Account is divided into Sub-Accounts, each of which invests exclusively in a fund. Sixty-one Sub-Accounts are currently offered by the Separate Account, of which fifty-seven had activity during the year. Four Sub-Accounts had no Contract owner activity during the year and a zero balance at December 31, 2015. The four Sub-Accounts are as follows:

SUB-ACCOUNTS
Deutsche Equity 500 Index VIP Class A
Deutsche Government & Agency Securities VIP Class A
Janus Aspen Enterprise Portfolio Service Shares
Pioneer Fund VCT Portfolio Class II

     Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUPS
Aim Variable Insurance Funds (Invesco Variable Insurance Funds)
AllianceBernstein Variable Products Series Fund, Inc.
Delaware VIP Trust
Deutsche Investment VIT Funds
Deutsche Variable Series I
Deutsche Variable Series II

SEPARATE ACCOUNT VA-K

NOTE 1 - ORGANIZATION (CONTINUED)

FUND GROUPS (CONTINUED)
Eaton Vance Variable Trust
Fidelity Variable Insurance Products Funds
Franklin Templeton Variable Insurance Products Trust
Goldman Sachs Variable Insurance Trust
Janus Aspen Series
MFS(R) Variable Insurance Trust
Oppenheimer Variable Account Funds
Pioneer Variable Contracts Trust
T. Rowe Price International Series, Inc.

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

     The following Underlying Funds were renamed as indicated:

DATE               NEW NAME                                            OLD NAME
----               --------                                            --------
April 30, 2015     Goldman Sachs VIT Global Trends Allocation Fund     Goldman Sachs VIT Global Markets Navigator Fund
                     Service Shares                                      Service Shares
April 30, 2015     Oppenheimer Conservative Balanced Fund/VA Service   Oppenheimer Capital Income Fund/VA Service
                     Shares                                              Shares
May 1, 2015        AB VPS Growth and Income Portfolio Class B          AllianceBernstein VPS Growth and Income
                                                                         Portfolio Class B
May 1, 2015        AB VPS Growth Portfolio Class B                     AllianceBernstein VPS Growth Portfolio Class B
May 1, 2015        AB VPS Large Cap Growth Portfolio Class B           AllianceBernstein VPS Large Cap Growth
                                                                         Portfolio Class B
May 1, 2015        AB VPS Small/Mid Cap Value Portfolio Class B        AllianceBernstein VPS Small/Mid Cap Value
                                                                         Portfolio Class B
May 1, 2015        AB VPS Value Portfolio Class B                      AllianceBernstein VPS Value Portfolio Class B

     From time to time Commonwealth Annuity reviews its product offerings, particularly with regard to the utilization of its Sub-Account offerings, and determines if it is necessary to discontinue certain Sub-Accounts. The following Sub-Accounts are closed to new payment allocations and transfers:

CLOSED SUB-ACCOUNTS
Eaton Vance VT Floating-Rate Income Fund
FT VIP Franklin Small Cap Value VIP Fund Class 2
Janus Aspen Overseas Portfolio Service Shares

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     ESTIMATES - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     SUBSEQUENT EVENTS - For the year ended December 31, 2015, Commonwealth Annuity evaluated subsequent events through March 31, 2016; the issuance date of the financial statements.

SEPARATE ACCOUNT VA-K

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS - Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share ("NAV") of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain
(loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at NAV. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

     FINANCIAL INSTRUMENTS - The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

     U.S. GAAP has a three-level fair value hierarchy for disclosure of fair value measurements. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to level 1 inputs and the lowest priority to level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement. The three levels of the fair value hierarchy are described below:

                         Basis of Fair Value Measurement

     Level 1 Inputs are adjusted quoted prices in active markets to which Commonwealth Annuity had access at the measurement date for identical, unrestricted assets or liabilities.

     Level 2 Inputs to valuation techniques are observable either directly or indirectly.

     Level 3 One or more inputs to valuation techniques are both significant and unobservable.

     The open-end mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

     RECEIVABLE FROM AND PAYABLE TO COMMONWEALTH ANNUITY - These represent transactions not settled with the general account.

     ANNUITIZED CONTRACTS - Net assets allocated to Contracts in the payout phase ("Payout Reserves") involving life contingencies are computed according to either the 1983A, Annuity 2000, or 2012 IAR mortality tables. Depending on the product the assumed investment return can be 3.0, 3.5, 5.0, or 7.0 percent. The mortality risk is fully borne by Commonwealth Annuity and may result in greater amounts being transferred into the Separate Account by Commonwealth Annuity to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Commonwealth Annuity.

     UNITS OUTSTANDING AND UNIT FAIR VALUES BY DISTRIBUTION CATEGORY - The units outstanding represent the total number of units outstanding for the Sub-Account for the noted distribution category. A dash denotes the Sub-Account has no investors. The unit fair value is the measurement used in determining the value of a unit. The unit fair value varies to reflect the investment experience of the Sub-Account and any assessment of charges against the Sub-Account's net assets. A dash denotes the investment option is not available for the noted distribution category.

SEPARATE ACCOUNT VA-K

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     STATEMENTS OF CHANGES IN NET ASSETS - Contract owners may allocate their Contract values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account ("GPA"). The Fixed Account is a part of Commonwealth Annuity's General Account that guarantees principal and a fixed minimum interest rate. The GPA is included in Separate Account GPA, a non-registered Separate Account offered by Commonwealth Annuity, which offers fixed rates of interest for specified periods.

     Net purchase payments represent payments under the Contracts (excluding amounts allocated to the Fixed and GPA) reduced by applicable deductions, charges, and state premium taxes. Withdrawals are payments to Contract owners and beneficiaries made under the terms of the Contracts and amounts that Contract owners have requested to be withdrawn and paid to them. Contract charges are deductions from Contract values for optional rider benefits and annual Contract fees. Contract benefits are payments made to Contract owners and beneficiaries under the terms of the Contracts. Transfers are amounts that Contract owners have directed to be moved among variable Sub-Accounts and the GPA. Other transfers from (to) the General Account include certain transfers from and to Contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2015.

     DIVERSIFICATION REQUIREMENT - Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under
Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

     Commonwealth Annuity assesses a charge to compensate for certain mortality and expense risks it has assumed. The mortality risk assumed by Commonwealth Annuity is that annuitants may live for a longer time than anticipated, and that Commonwealth Annuity therefore will pay an aggregate amount of benefit payments greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges provided in the Contracts. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, Commonwealth Annuity will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Commonwealth Annuity. Commonwealth Annuity also assesses an administrative charge. Both of these charges are imposed during the accumulation phase and the annuity payout phase.

     A Contract fee may be deducted during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. Subject to state availability, Commonwealth Annuity offers a number of optional benefit riders. A separate charge is made for each rider. Charges vary depending upon the optional benefits selected and by the underwriting classification of the annuitant. Commonwealth Annuity may also charge other one-time fees for certain Contract transactions, which are not listed in the following table. For more detailed information about fees and charges, refer to the product prospectuses. When Contract value has been allocated to more than one investment option, Contract deductions are made from each on a pro-rata basis.

SEPARATE ACCOUNT VA-K

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

Contract fees may be waived by Commonwealth Annuity in certain cases at its discretion, and where permitted by law.

     Fees and charges may be deducted daily, monthly, or annually. They may be deducted from the net assets of each Sub-Account ("Unit Fair Value") or deducted from individual Contracts ("Individual Contract"). Current fees and charges are summarized in the following table. For more detailed information about fees and charges, refer to the product prospectuses.

                  COMMONWEALTH                                           COMMONWEALTH
                     ANNUITY        COMMONWEALTH                            ANNUITY
                 ADVANTAGE AND        ANNUITY         COMMONWEALTH      PREMIER CHOICE      COMMONWEALTH        DIRECTED
                  EXECANNUITY        IMMEDIATE          ANNUITY         (WITH OPTIONAL     ANNUITY VALUE        ADVISORY
                     PLUS            ADVANTAGE       PREMIER CHOICE          RIDER)          GENERATION         SOLUTIONS
               -----------------  ----------------  -----------------  ----------------  -----------------  ----------------
Mortality and Expense Risk
   Frequency        Daily              Daily             Daily              Daily             Daily              Daily
   Deduction   Unit Fair Value    Unit Fair Value   Unit Fair Value    Unit Fair Value   Unit Fair Value    Unit Fair Value
    Method
   Rate             1.25%              1.25%             1.30%              1.30%             0.65%              0.50%
   (Annual)

Administrative Expense
   Frequency        Daily              Daily             Daily              Daily             Daily              Daily
   Deduction   Unit Fair Value    Unit Fair Value   Unit Fair Value    Unit Fair Value   Unit Fair Value    Unit Fair Value
    Method
   Rate             0.20%              0.20%             0.20%              0.20%             0.15%              0.15%
   (Annual)

Contract Fee
   Frequency    Annually, and           N/A          Annually, and      Annually, and     Annually, and      Annually, and
                  upon full                            upon full          upon full         upon full          upon full
                 surrender of                         surrender of      surrender of       surrender of      surrender of
                 the Contract                         the Contract      the Contract       the Contract      the Contract
   Deduction      Individual            N/A            Individual        Individual         Individual        Individual
     Method        Contract                             Contract          Contract           Contract          Contract
   Maximum           $30                N/A               $35                $35               $35                $35
    Annual
    Fee

Optional Rider Fees
   Frequency       Monthly              N/A                N/A               Daily            Monthly           Monthly
   Deduction      Individual            N/A                N/A          Unit Fair Value      Individual        Individual
    Method        Contract                                                                    Contract          Contract
   Rate          0.15%-0.50%            N/A                N/A               0.25%             0.25%           0.15%-0.25%
  (Annual)

     A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged is determined by the product, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract owner or annuitant are included in certain classes exempt from these charges. The maximum charge will not exceed 8% of the amount surrendered or redeemed.

SEPARATE ACCOUNT VA-K

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

     Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

     The disclosures above include current fees and charges. There are certain other fees and charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Contract terms. Detailed descriptions of all fees and charges are available in the product prospectuses.

     The Goldman Sachs Group, Inc. ("Goldman Sachs") owns approximately 20% of the outstanding ordinary shares of GAFG, and other investors, none of whom own more than 9.9%, own the remaining approximately 80% of the outstanding ordinary shares.

     Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). During the year ended December 31, 2015, management fees of the underlying Goldman Sachs VIT funds were paid directly by the funds to GSAM in its capacity as investment manager and administrator of the Goldman Sachs VIT funds.

     The Goldman Sachs VIT funds' advisory agreement provides for each fund to pay a fee equal to an annual rate ranging from 0.23% to 0.93% of the fund's average daily net assets. In addition, according to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each Goldman Sachs VIT fund paid a fee equal to an annual rate ranging from 0.03% to 0.25% of the fund's average daily net assets.

NOTE 4 - CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding were as follows:

                                                                               YEAR ENDED DECEMBER 31,
                                                                         ----------------------------------
                                                                               2015               2014
                                                                         ---------------    ---------------
AB VPS GROWTH AND INCOME PORTFOLIO CLASS B (a)
 Issuance of Units                                                               273,880            296,045
 Redemption of Units                                                          (1,429,594)        (2,281,098)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                     (1,155,714)        (1,985,053)
                                                                         ===============    ===============

AB VPS GROWTH PORTFOLIO CLASS B (a)
 Issuance of Units                                                                    --                 --
 Redemption of Units                                                                  (5)                (4)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                             (5)                (4)
                                                                         ===============    ===============

AB VPS LARGE CAP GROWTH PORTFOLIO CLASS B (a)
 Issuance of Units                                                               318,652            766,508
 Redemption of Units                                                          (1,723,091)        (2,344,894)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                     (1,404,439)        (1,578,386)
                                                                         ===============    ===============

(a)  Name change.  See Note 1.


SEPARATE ACCOUNT VA-K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                               YEAR ENDED DECEMBER 31,
                                                                         ----------------------------------
                                                                               2015              2014
                                                                         ---------------    ---------------
AB VPS SMALL/MID CAP VALUE PORTFOLIO CLASS B (a)
 Issuance of Units                                                                59,466             68,478
 Redemption of Units                                                            (237,939)          (464,294)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                       (178,473)          (395,816)
                                                                         ===============    ===============

AB VPS VALUE PORTFOLIO CLASS B (a)
 Issuance of Units                                                                29,661             63,304
 Redemption of Units                                                             (63,407)          (149,813)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                        (33,746)           (86,509)
                                                                         ===============    ===============

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS
 Issuance of Units                                                               188,567            283,086
 Redemption of Units                                                            (638,555)          (740,461)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                       (449,988)          (457,375)
                                                                         ===============    ===============

DELAWARE VIP SMID CAP GROWTH SERIES SERVICE CLASS
 Issuance of Units                                                               157,553            231,361
 Redemption of Units                                                            (322,833)          (469,203)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                       (165,280)          (237,842)
                                                                         ===============    ===============

DEUTSCHE CAPITAL GROWTH VIP CLASS A
 Issuance of Units                                                               247,717            235,132
 Redemption of Units                                                            (548,651)          (716,214)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                       (300,934)          (481,082)
                                                                         ===============    ===============

DEUTSCHE LARGE CAP VALUE VIP CLASS A
 Issuance of Units                                                                44,825             22,045
 Redemption of Units                                                             (95,432)          (122,248)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                        (50,607)          (100,203)
                                                                         ===============    ===============

DEUTSCHE SMALL CAP INDEX VIP CLASS A
 Issuance of Units                                                                    --                 --
 Redemption of Units                                                                  (3)                (4)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                             (3)                (4)
                                                                         ===============    ===============

EATON VANCE VT FLOATING-RATE INCOME FUND
 Issuance of Units                                                                96,618            552,836
 Redemption of Units                                                            (610,191)          (620,902)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                       (513,573)           (68,066)
                                                                         ===============    ===============

(a)  Name change.  See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                               YEAR ENDED DECEMBER 31,
                                                                         ----------------------------------
                                                                               2015              2014
                                                                         ---------------    ---------------
FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO INITIAL CLASS
 Issuance of Units                                                                88,142            681,789
 Redemption of Units                                                          (1,126,489)          (895,965)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                     (1,038,347)          (214,176)
                                                                         ===============    ===============

FIDELITY VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                               216,254            455,636
 Redemption of Units                                                            (948,562)        (1,385,579)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                       (732,308)          (929,943)
                                                                         ===============    ===============

FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS
 Issuance of Units                                                               381,384            449,449
 Redemption of Units                                                          (1,966,957)        (2,138,125)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                     (1,585,573)        (1,688,676)
                                                                         ===============    ===============

FIDELITY VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                    --                 --
 Redemption of Units                                                                  (9)               (10)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                             (9)               (10)
                                                                         ===============    ===============

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                84,234            115,471
 Redemption of Units                                                            (148,662)        (1,318,314)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                        (64,428)        (1,202,843)
                                                                         ===============    ===============

FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS
 Issuance of Units                                                               321,251            382,896
 Redemption of Units                                                          (1,523,916)        (1,959,802)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                     (1,202,665)        (1,576,906)
                                                                         ===============    ===============

FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS
 Issuance of Units                                                               280,485            399,761
 Redemption of Units                                                            (754,967)          (930,034)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                       (474,482)          (530,273)
                                                                         ===============    ===============

FIDELITY VIP MID CAP PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                71,663             99,452
 Redemption of Units                                                            (360,084)          (369,757)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                       (288,421)          (270,305)
                                                                         ===============    ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                               YEAR ENDED DECEMBER 31,
                                                                         ----------------------------------
                                                                               2015              2014
                                                                         ---------------    ---------------
FIDELITY VIP OVERSEAS PORTFOLIO INITIAL CLASS
 Issuance of Units                                                               166,329            554,180
 Redemption of Units                                                            (832,373)        (1,166,103)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                       (666,044)          (611,923)
                                                                         ===============    ===============

FIDELITY VIP VALUE STRATEGIES PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                45,751             35,472
 Redemption of Units                                                            (146,174)          (168,844)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                       (100,423)          (133,372)
                                                                         ===============    ===============

FT VIP FRANKLIN GROWTH AND INCOME VIP FUND CLASS 2
 Issuance of Units                                                                27,860            151,813
 Redemption of Units                                                            (209,950)          (321,149)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                       (182,090)          (169,336)
                                                                         ===============    ===============

FT VIP FRANKLIN LARGE CAP GROWTH VIP FUND CLASS 2
 Issuance of Units                                                                45,619             31,796
 Redemption of Units                                                             (47,669)           (57,987)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                         (2,050)           (26,191)
                                                                         ===============    ===============

FT VIP FRANKLIN MUTUAL SHARES VIP FUND CLASS 2
 Issuance of Units                                                                49,233             61,083
 Redemption of Units                                                            (112,088)          (254,633)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                        (62,855)          (193,550)
                                                                         ===============    ===============

FT VIP FRANKLIN SMALL CAP VALUE VIP FUND CLASS 2
 Issuance of Units                                                                   323                147
 Redemption of Units                                                                (775)              (819)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                           (452)              (672)
                                                                         ===============    ===============

FT VIP FRANKLIN SMALL-MID CAP GROWTH VIP FUND CLASS 2
 Issuance of Units                                                               256,397            470,287
 Redemption of Units                                                            (995,697)        (1,574,663)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                       (739,300)        (1,104,376)
                                                                         ===============    ===============

FT VIP TEMPLETON FOREIGN VIP FUND CLASS 2
 Issuance of Units                                                               268,302            159,056
 Redemption of Units                                                            (342,408)          (451,386)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                        (74,106)          (292,330)
                                                                         ===============    ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                               YEAR ENDED DECEMBER 31,
                                                                         ----------------------------------
                                                                               2015              2014
                                                                         ---------------    ---------------
GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
 Issuance of Units                                                               587,221            987,360
 Redemption of Units                                                          (2,143,358)        (2,443,592)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                     (1,556,137)        (1,456,232)
                                                                         ===============    ===============

GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
 Issuance of Units                                                               501,891            438,881
 Redemption of Units                                                          (2,105,669)        (2,250,406)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                     (1,603,778)        (1,811,525)
                                                                         ===============    ===============

GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION FUND SERVICE SHARES (a)
 Issuance of Units                                                               177,242             61,656
 Redemption of Units                                                              (5,193)            (8,119)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                        172,049             53,537
                                                                         ===============    ===============

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
 Issuance of Units                                                               111,638            126,108
 Redemption of Units                                                            (695,015)          (918,622)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                       (583,377)          (792,514)
                                                                         ===============    ===============

GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND SERVICE SHARES
 Issuance of Units                                                               346,818            383,586
 Redemption of Units                                                          (1,046,678)        (1,465,076)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                       (699,860)        (1,081,490)
                                                                         ===============    ===============

GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
 Issuance of Units                                                               215,914            137,723
 Redemption of Units                                                            (884,413)          (999,996)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                       (668,499)          (862,273)
                                                                         ===============    ===============

GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
 Issuance of Units                                                             5,352,456          3,324,934
 Redemption of Units                                                          (4,872,857)        (5,193,223)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                        479,599         (1,868,289)
                                                                         ===============    ===============

GOLDMAN SACHS VIT STRATEGIC GROWTH FUND SERVICE SHARES
 Issuance of Units                                                               339,844            304,134
 Redemption of Units                                                          (2,128,252)        (2,465,987)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                     (1,788,408)        (2,161,853)
                                                                         ===============    ===============

(a)  Name change.  See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                               YEAR ENDED DECEMBER 31,
                                                                         ----------------------------------
                                                                               2015              2014
                                                                         ---------------    ---------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
 Issuance of Units                                                               524,527            659,807
 Redemption of Units                                                          (1,613,325)        (1,705,427)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                     (1,088,798)        (1,045,620)
                                                                         ===============    ===============

GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND SERVICE SHARES
 Issuance of Units                                                               568,551            369,193
 Redemption of Units                                                          (1,757,842)        (2,229,431)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                     (1,189,291)        (1,860,238)
                                                                         ===============    ===============

INVESCO V.I. AMERICAN FRANCHISE FUND SERIES I SHARES
 Issuance of Units                                                                84,525            433,546
 Redemption of Units                                                            (716,187)          (893,496)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                       (631,662)          (459,950)
                                                                         ===============    ===============

INVESCO V.I. CORE EQUITY FUND SERIES I SHARES
 Issuance of Units                                                               197,653            140,245
 Redemption of Units                                                            (571,774)          (987,401)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                       (374,121)          (847,156)
                                                                         ===============    ===============

INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES I SHARES
 Issuance of Units                                                               247,615            850,702
 Redemption of Units                                                          (1,490,116)          (451,861)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                     (1,242,501)           398,841
                                                                         ===============    ===============

INVESCO V.I. MID CAP GROWTH FUND SERIES II SHARES
 Issuance of Units                                                                38,228             23,051
 Redemption of Units                                                             (34,053)           (64,975)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                          4,175            (41,924)
                                                                         ===============    ===============

INVESCO V.I. VALUE OPPORTUNITIES FUND SERIES II SHARES
 Issuance of Units                                                                99,019             45,896
 Redemption of Units                                                            (323,010)          (454,795)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                       (223,991)          (408,899)
                                                                         ===============    ===============

JANUS ASPEN FORTY PORTFOLIO SERVICE SHARES
 Issuance of Units                                                                    --                 --
 Redemption of Units                                                                  (1)                (1)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                             (1)                (1)
                                                                         ===============    ===============


SEPARATE ACCOUNT VA-K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                               YEAR ENDED DECEMBER 31,
                                                                         ----------------------------------
                                                                               2015              2014
                                                                         ---------------    ---------------
JANUS ASPEN JANUS PORTFOLIO SERVICE SHARES
 Issuance of Units                                                               167,114             92,505
 Redemption of Units                                                            (735,153)          (720,183)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                       (568,039)          (627,678)
                                                                         ===============    ===============

JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
 Issuance of Units                                                                    --                 --
 Redemption of Units                                                                  (6)                (5)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                             (6)                (5)
                                                                         ===============    ===============

MFS(R) MID CAP GROWTH SERIES SERVICE CLASS
 Issuance of Units                                                                27,467            220,748
 Redemption of Units                                                            (104,945)          (242,114)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                        (77,478)           (21,366)
                                                                         ===============    ===============

MFS(R) NEW DISCOVERY SERIES SERVICE CLASS
 Issuance of Units                                                               137,525            134,700
 Redemption of Units                                                            (235,773)          (407,982)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                        (98,248)          (273,282)
                                                                         ===============    ===============

MFS(R) TOTAL RETURN SERIES SERVICE CLASS
 Issuance of Units                                                               134,532            524,026
 Redemption of Units                                                            (841,844)          (302,126)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                       (707,312)           221,900
                                                                         ===============    ===============

MFS(R) UTILITIES SERIES SERVICE CLASS
 Issuance of Units                                                               244,315            594,030
 Redemption of Units                                                            (729,023)          (224,415)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                       (484,708)           369,615
                                                                         ===============    ===============

OPPENHEIMER CAPITAL APPRECIATION FUND/VA SERVICE SHARES
 Issuance of Units                                                                28,942             68,316
 Redemption of Units                                                            (195,960)          (201,639)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                       (167,018)          (133,323)
                                                                         ===============    ===============

OPPENHEIMER CONSERVATIVE BALANCED FUND/VA SERVICE SHARES (a)
 Issuance of Units                                                                16,442              5,724
 Redemption of Units                                                             (90,449)          (179,784)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                        (74,007)          (174,060)
                                                                         ===============    ===============

(a)  Name change.  See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                               YEAR ENDED DECEMBER 31,
                                                                         ----------------------------------
                                                                               2015              2014
                                                                         ---------------    ---------------
OPPENHEIMER GLOBAL FUND/VA SERVICE SHARES
 Issuance of Units                                                               158,806            311,854
 Redemption of Units                                                            (246,330)          (443,255)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                        (87,524)          (131,401)
                                                                         ===============    ===============

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA SERVICE SHARES
 Issuance of Units                                                               152,827            461,582
 Redemption of Units                                                            (402,898)          (959,838)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                       (250,071)          (498,256)
                                                                         ===============    ===============

OPPENHEIMER MAIN STREET FUND(R)/VA SERVICE SHARES
 Issuance of Units                                                                74,392             58,782
 Redemption of Units                                                             (59,727)          (143,571)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                         14,665            (84,789)
                                                                         ===============    ===============

PIONEER EMERGING MARKETS VCT PORTFOLIO CLASS II
 Issuance of Units                                                               466,260            331,307
 Redemption of Units                                                            (513,894)          (864,172)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                        (47,634)          (532,865)
                                                                         ===============    ===============

PIONEER REAL ESTATE SHARES VCT PORTFOLIO CLASS II
 Issuance of Units                                                               128,907            169,617
 Redemption of Units                                                            (396,457)          (564,952)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                       (267,550)          (395,335)
                                                                         ===============    ===============

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
 Issuance of Units                                                               269,957            421,614
 Redemption of Units                                                          (1,108,509)        (1,238,156)
                                                                         ---------------    ---------------
  Net increase (decrease)                                                       (838,552)          (816,542)
                                                                         ===============    ===============

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2015 were as follows:

                   INVESTMENT PORTFOLIOS                                    PURCHASES            SALES
                   ---------------------                                    ---------            ------
AB VPS Growth and Income Portfolio Class B (a)                           $       403,890    $     2,584,179
AB VPS Growth Portfolio Class B (a)                                                2,472                 94
AB VPS Large Cap Growth Portfolio Class B (a)                                  1,140,731          1,882,135
AB VPS Small/Mid Cap Value Portfolio Class B (a)                                 867,520            638,365
AB VPS Value Portfolio Class B (a)                                                60,375            108,783
Delaware VIP International Value Equity Series Standard Class                    377,313          1,737,365

(a)  Name change.  See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                   INVESTMENT PORTFOLIOS                                    PURCHASES            SALES
                   ---------------------                                    ---------            ------
Delaware VIP Smid Cap Growth Series Service Class                        $       565,625    $       619,229
Deutsche Capital Growth VIP Class A                                              582,972            461,107
Deutsche Large Cap Value VIP Class A                                             112,542            151,207
Deutsche Small Cap Index VIP Class A                                               1,483                124
Eaton Vance VT Floating-Rate Income Fund                                         204,728            802,253
Fidelity VIP Asset Manager(SM) Portfolio Initial Class                         1,254,228          3,363,089
Fidelity VIP Contrafund(R) Portfolio Service Class 2                           1,952,907          2,324,158
Fidelity VIP Equity-Income Portfolio Initial Class                             8,680,832         10,625,163
Fidelity VIP Growth & Income Portfolio Service Class 2                            13,517              1,298
Fidelity VIP Growth Opportunities Portfolio Service Class 2                      307,683            229,870
Fidelity VIP Growth Portfolio Initial Class                                    2,499,399          8,289,187
Fidelity VIP High Income Portfolio Initial Class                               1,400,443          2,142,891
Fidelity VIP Mid Cap Portfolio Service Class 2                                   834,028          1,080,837
Fidelity VIP Overseas Portfolio Initial Class                                    279,712          2,169,231
Fidelity VIP Value Strategies Portfolio Service Class 2                          111,104            341,460
FT VIP Franklin Growth and Income VIP Fund Class 2                               188,838            397,329
FT VIP Franklin Large Cap Growth VIP Fund Class 2                                235,180             90,574
FT VIP Franklin Mutual Shares VIP Fund Class 2                                   373,914            229,862
FT VIP Franklin Small Cap Value VIP Fund Class 2                                   4,177              2,067
FT VIP Franklin Small-Mid Cap Growth VIP Fund Class 2                          2,331,847          1,320,810
FT VIP Templeton Foreign VIP Fund Class 2                                        561,134            474,606
Goldman Sachs VIT Core Fixed Income Fund Service Shares                        1,117,092          4,998,310
Goldman Sachs VIT Equity Index Fund Service Shares                             5,850,453         10,599,030
Goldman Sachs VIT Global Trends Allocation Fund Service Shares (a)               216,920              6,826
Goldman Sachs VIT Growth Opportunities Fund Service Shares                     2,518,782          4,608,207
Goldman Sachs VIT High Quality Floating Rate Fund Service Shares                 386,426          2,065,093
Goldman Sachs VIT Mid Cap Value Fund Service Shares                            2,961,608          5,285,759
Goldman Sachs VIT Money Market Fund Service Shares                             5,722,345          5,330,256
Goldman Sachs VIT Strategic Growth Fund Service Shares                         3,372,680          7,317,807
Goldman Sachs VIT Strategic International Equity Fund Service Shares             536,733          2,698,849
Goldman Sachs VIT U.S. Equity Insights Fund Service Shares                     4,105,920          6,644,163
Invesco V.I. American Franchise Fund Series I Shares                              60,648            954,304
Invesco V.I. Core Equity Fund Series I Shares                                    603,380            642,641
Invesco V.I. Global Health Care Fund Series I Shares                             790,398          3,406,801
Invesco V.I. Mid Cap Growth Fund Series II Shares                                102,966             68,293
Invesco V.I. Value Opportunities Fund Series II Shares                           412,707            433,327
Janus Aspen Forty Portfolio Service Shares                                           886                 31
Janus Aspen Janus Portfolio Service Shares                                     1,072,364            812,719
Janus Aspen Overseas Portfolio Service Shares                                        620                123
MFS(R) Mid Cap Growth Series Service Class                                       103,263            167,188
MFS(R) New Discovery Series Service Class                                        325,167            481,893
MFS(R) Total Return Series Service Class                                         469,639          1,484,409
MFS(R) Utilities Series Service Class                                          1,212,336          2,636,905
Oppenheimer Capital Appreciation Fund/VA Service Shares                          328,831            352,403
Oppenheimer Conservative Balanced Fund/VA Service Shares (a)                      33,790            126,134
Oppenheimer Global Fund/VA Service Shares                                        617,356            551,775

(a)  Name change.  See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                   INVESTMENT PORTFOLIOS                                    PURCHASES            SALES
                   ---------------------                                    ---------            ------
Oppenheimer Global Strategic Income Fund/VA Service Shares               $       100,111    $       164,173
Oppenheimer Main Street Fund(R)/VA Service Shares                                259,249            109,213
Pioneer Emerging Markets VCT Portfolio Class II                                1,339,719            620,215
Pioneer Real Estate Shares VCT Portfolio Class II                              1,184,713          1,370,218
T. Rowe Price International Stock Portfolio                                      459,883          1,933,933

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS

      Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:

                                        AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
                         --------------------------------------------  ------------------------------------------------------------
                                     UNIT FAIR  UNIT FAIR              INVESTMENT    EXPENSE     EXPENSE       TOTAL       TOTAL
                                      VALUES     VALUES                  INCOME      RATIOS       RATIOS      RETURNS     RETURNS
                                      LOWEST     HIGHEST       NET       RATIOS    LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                            UNITS     ($) (5)    ($)(5)    ASSETS ($)  (%) (1)(4)  (2)(4)(5)    (2)(4)(5)    (3)(4)(5)   (3)(4)(5)
                         ----------  ---------  ---------  ----------  ----------  ----------  -----------  ----------  -----------
AB VPS GROWTH AND INCOME PORTFOLIO CLASS B (a)
2015                      7,003,754   1.891182   1.855185  12,976,087        1.17        1.45         1.75       (0.35)       (0.04)
2014                      8,159,468   1.897778   1.855994  15,123,880        1.10        1.45         1.75        7.38         7.71
2013                     10,144,521   1.767388   1.723210  17,460,011        1.15        1.45         1.75       32.24        32.64
2012                     11,860,139   1.336527   1.299146  15,390,864        1.29        1.45         1.75       15.19        15.54
2011                     13,262,073   1.160256   1.124367  14,895,125        1.11        1.45         1.75        4.21         4.53
AB VPS GROWTH PORTFOLIO CLASS B (a)
2015                          9,037   1.516165   1.516165      13,702         N/A        0.65         0.65        8.11         8.11
2014                          9,042   1.402460   1.402460      12,680         N/A        0.65         0.65       12.22        12.22
2013                          9,046   1.249738   1.249738      11,306        0.03        0.65         0.65       32.85        32.85
2012                          9,052   0.940688   0.940688       8,515         N/A        0.65         0.65       12.84        12.84
2011                          9,058   0.833641   0.833641       7,551         N/A        0.65         0.65        0.31         0.31
AB VPS LARGE CAP GROWTH PORTFOLIO CLASS B (a)
2015                      8,780,170   1.876204   1.469302   9,969,475         N/A        1.45         1.75        8.91         9.25
2014                     10,184,609   1.722633   1.344935  10,582,923         N/A        1.45         1.75       11.85        12.19
2013                     11,762,995   1.540158   1.198814  10,892,987         N/A        1.45         1.75       34.60        35.01
2012                     13,810,742   1.144227   0.887918   9,470,180        0.03        1.45         1.75       14.09        14.44
2011                     16,640,969   1.002901   0.775891   9,970,539        0.09        1.45         1.75       (4.97)       (4.68)
AB VPS SMALL/MID CAP VALUE PORTFOLIO CLASS B (a)
2015                      1,699,653   2.499956   2.517388   4,278,548        0.51        1.45         1.50       (7.11)       (7.06)
2014                      1,878,126   2.691248   2.708633   5,086,996        0.47        1.45         1.50        7.31         7.37
2013                      2,273,942   2.507847   2.522766   5,736,482        0.41        1.45         1.50       35.57        35.64
2012                      2,613,265   1.849842   1.859905   4,860,331        0.28        1.45         1.50       16.69        16.75
2011                      3,235,557   1.585227   1.593049   5,154,323        0.26        1.45         1.50       (9.99)       (9.95)
AB VPS VALUE PORTFOLIO CLASS B (a)
2015                        626,988   1.528105   1.538741     964,638        1.91        1.45         1.50       (8.56)       (8.52)
2014                        660,734   1.671210   1.681983   1,111,210        1.65        1.45         1.50        9.11         9.17
2013                        747,243   1.531636   1.540728   1,151,181        2.01        1.45         1.50       34.44        34.51
2012                        861,747   1.139245   1.145418     986,986        1.72        1.45         1.50       13.81        13.87
2011                      1,189,459   1.001019   1.005922   1,196,443        1.20        1.45         1.50       (5.22)       (5.17)

----------
(a)  Name change.  See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
                         --------------------------------------------  ------------------------------------------------------------
                                     UNIT FAIR  UNIT FAIR              INVESTMENT    EXPENSE     EXPENSE       TOTAL       TOTAL
                                      VALUES     VALUES                  INCOME      RATIOS       RATIOS      RETURNS     RETURNS
                                      LOWEST     HIGHEST       NET       RATIOS    LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                            UNITS     ($) (5)    ($)(5)    ASSETS ($)  (%) (1)(4)  (2)(4)(5)    (2)(4)(5)    (3)(4)(5)   (3)(4)(5)
                         ----------  ---------  ---------  ----------  ----------  ----------  -----------  ----------  -----------
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS
2015                      3,785,324   1.661590   3.015971  11,363,414        1.99        1.45         1.45       (0.97)       (0.97)
2014                      4,235,312   1.677872   3.045540  12,841,450        1.34        1.45         1.45      (10.00)      (10.00)
2013                      4,692,687   1.864202   3.383757  15,813,438        1.56        1.45         1.45       21.00        21.01
2012                      5,207,308   1.540605   2.796376  14,502,818        2.53        1.45         1.45       13.53        13.53
2011                      5,910,120   1.357000   2.463119  14,498,539        1.26        1.45         1.45      (15.68)      (15.68)
DELAWARE VIP SMID CAP GROWTH SERIES SERVICE CLASS
2015                      1,892,899   3.468877   2.698849   3,787,868        0.16        1.45         1.50        5.70         5.75
2014                      2,058,179   3.281885   2.552054   3,895,795         N/A        1.45         1.50        1.33         1.38
2013                      2,296,021   3.238838   2.517303   4,285,654         N/A        1.45         1.50       38.86        38.93
2012                      2,850,236   2.332423   1.811893   3,826,269        0.01        1.45         1.50        9.05         9.11
2011                      2,662,717   2.138833   1.660683   3,276,403        0.80        1.45         1.50        6.28         6.34
DEUTSCHE CAPITAL GROWTH VIP CLASS A
2015                      3,456,164   2.265000   1.380443   2,952,227        0.70        1.45         1.50        6.99         7.04
2014                      3,757,098   2.117022   1.289598   2,998,523        0.64        1.45         1.50       11.28        11.33
2013                      4,238,180   1.902487   1.158334   3,037,963        1.27        1.45         1.50       32.63        32.69
2012                      4,791,814   1.434454   0.872936   2,588,208        0.89        1.45         1.50       14.31        14.37
2011                      5,607,548   1.254869   0.763272   2,647,751         N/A        1.45         1.50      (11.87)      (11.84)
DEUTSCHE LARGE CAP VALUE VIP CLASS A
2015                        614,987   1.418709   1.552315     951,780        1.44        1.45         1.50       (8.27)       (8.22)
2014                        665,594   1.546607   1.691401   1,122,270        1.69        1.45         1.50        9.05         9.11
2013                        765,797   1.418197   1.550174   1,183,532        1.96        1.45         1.50       28.93        29.00
2012                        827,171   1.099972   1.201723     990,947        1.90        1.45         1.50        8.14         8.20
2011                        871,205   1.017165   1.110684     964,399         N/A        1.45         1.50       (8.38)       (8.35)
DEUTSCHE SMALL CAP INDEX VIP CLASS A
2015                          6,739   2.462870   2.462870      16,597        1.03        0.65         0.65       (5.22)       (5.22)
2014                          6,742   2.598400   2.598400      17,519        0.95        0.65         0.65        4.06         4.06
2013                          6,746   2.496981   2.496981      16,844        1.61        0.65         0.65       37.74        37.74
2012                          6,750   1.812858   1.812858      12,237        0.88        0.65         0.65       15.49        15.49
2011                          6,755   1.569645   1.569645      10,602        1.03        0.65         0.65       (5.03)       (5.03)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
                         --------------------------------------------  ------------------------------------------------------------
                                     UNIT FAIR  UNIT FAIR              INVESTMENT    EXPENSE     EXPENSE       TOTAL       TOTAL
                                      VALUES     VALUES                  INCOME      RATIOS       RATIOS      RETURNS     RETURNS
                                      LOWEST     HIGHEST       NET       RATIOS    LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                            UNITS     ($) (5)    ($)(5)    ASSETS ($)  (%) (1)(4)  (2)(4)(5)    (2)(4)(5)    (3)(4)(5)   (3)(4)(5)
                         ----------  ---------  ---------  ----------  ----------  ----------  -----------  ----------  -----------
EATON VANCE VT FLOATING-RATE INCOME FUND
2015                      2,718,281   1.248100   1.262757   3,432,453        3.34        1.45         1.50       (2.48)       (2.43)
2014                      3,231,854   1.279789   1.294162   4,182,467        3.15        1.45         1.50       (0.94)       (0.89)
2013                      3,299,920   1.291893   1.305730   4,308,732        3.49        1.45         1.50        2.29         2.34
2012                      3,246,757   1.262950   1.275830   4,142,242        4.20        1.45         1.50        5.72         5.77
2011                      4,255,781   1.163904   1.206224   5,132,684        4.22        1.45         1.75        0.75         1.06
FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO INITIAL CLASS
2015                      3,885,768   1.555189   2.837768  10,976,743        1.44        1.45         1.45       (1.31)       (1.31)
2014                      4,924,115   1.575834   2.875438  14,100,354        1.50        1.45         1.45        4.30         4.30
2013                      5,138,291   1.510893   2.756945  14,097,423        1.54        1.45         1.45       14.03        14.03
2012                      5,650,659   1.325005   2.417748  13,596,104        1.46        1.45         1.45       10.85        10.85
2011                      6,567,221   1.195287   2.181075  14,253,320        1.87        1.45         1.45       (3.97)       (3.97)
FIDELITY VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
2015                      6,281,405   2.653055   2.360521  14,829,387        0.77        1.45         1.50       (1.09)       (1.04)
2014                      7,013,713   2.682300   2.385322  16,732,714        0.71        1.45         1.50        9.98        10.04
2013                      7,943,656   2.438909   2.167772  17,222,780        0.82        1.45         1.50       28.99        29.06
2012                      8,839,009   1.890788   1.679722  14,849,123        1.05        1.45         1.50       14.40        14.46
2011                     11,006,458   1.652794   1.467557  16,154,537        0.74        1.45         1.50       (4.24)       (4.20)
FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS
2015                     10,635,196   1.816973   5.644361  58,967,748        3.03        1.45         1.75       (5.65)       (5.36)
2014                     12,220,769   1.925711   5.963915  71,685,339        2.72        1.45         1.75        6.82         7.14
2013                     13,909,445   1.802841   5.566399  76,192,719        2.45        1.45         1.75       25.91        26.29
2012                     15,546,820   1.431887   4.407616  67,434,719        3.02        1.45         1.75       15.26        15.61
2011                     17,975,070   1.242358   3.812570  67,425,351        2.39        1.45         1.75       (0.80)       (0.49)
FIDELITY VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2
2015                        107,403   1.778947   1.778947     191,063        1.92        0.65         0.65       (3.17)       (3.17)
2014                        107,412   1.837208   1.837208     197,338        1.59        0.65         0.65        9.51         9.51
2013                        107,422   1.677646   1.677646     180,216        1.71        0.65         0.65       32.38        32.38
2012                        107,434   1.267272   1.267272     136,148        2.10        0.65         0.65       17.48        17.48
2011                        107,448   1.078737   1.078737     115,908        1.61        0.65         0.65        0.70         0.70

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
                         --------------------------------------------  ------------------------------------------------------------
                                     UNIT FAIR  UNIT FAIR              INVESTMENT    EXPENSE     EXPENSE       TOTAL       TOTAL
                                      VALUES     VALUES                  INCOME      RATIOS       RATIOS      RETURNS     RETURNS
                                      LOWEST     HIGHEST       NET       RATIOS    LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                            UNITS     ($) (5)    ($)(5)    ASSETS ($)  (%) (1)(4)  (2)(4)(5)    (2)(4)(5)    (3)(4)(5)   (3)(4)(5)
                         ----------  ---------  ---------  ----------  ----------  ----------  -----------  ----------  -----------
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO SERVICE CLASS 2
2015                      1,326,544   1.460556   1.789379   1,937,892        0.00        1.45         1.45        3.82         3.75
2014                      1,390,972   1.406874   1.724749   1,957,355        0.01        1.45         1.45       10.32        10.32
2013                      2,593,815   1.275216   1.563461   3,308,112        0.04        1.45         1.45       35.55        35.59
2012                      3,185,747   0.940804   1.153111   2,997,526        0.18        1.45         1.45       17.60        17.57
2011                      2,475,243   0.800035   0.980789   1,980,623         N/A        1.45         1.45        0.49         0.50
FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS
2015                     10,266,269   1.975367   6.107968  60,637,742        0.25        1.45         1.75        5.30         5.62
2014                     11,468,934   1.875958   5.782940  64,164,698        0.18        1.45         1.75        9.35         9.68
2013                     13,045,840   1.715539   5.272351  66,614,464        0.28        1.45         1.75       33.95        34.36
2012                     14,895,916   1.280705   3.924031  56,682,733        0.58        1.45         1.75       12.68        13.03
2011                     16,752,052   1.136558   3.471772  56,312,319        0.35        1.45         1.75       (1.55)       (1.25)
FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS
2015                      4,956,113   2.058111   3.161650  15,484,813        6.33        1.45         1.75       (5.31)       (5.02)
2014                      5,430,595   2.173613   3.328920  17,856,685        5.43        1.45         1.75       (0.61)       (0.31)
2013                      5,960,868   2.187053   3.339315  19,664,216        5.63        1.45         1.75        4.09         4.41
2012                      6,478,598   2.101060   3.198251  20,468,193        5.65        1.45         1.75       12.23        12.57
2011                      7,043,716   1.872097   2.841058  19,766,295        6.52        1.45         1.75        2.21         2.52
FIDELITY VIP MID CAP PORTFOLIO SERVICE CLASS 2
2015                      1,663,521   2.915715   2.936038   4,883,936        0.23        1.45         1.50       (3.10)       (3.06)
2014                      1,951,942   3.009142   3.028584   5,911,399        0.02        1.45         1.50        4.44         4.49
2013                      2,222,247   2.881188   2.898336   6,440,624        0.27        1.45         1.50       33.83        33.90
2012                      2,518,982   2.152842   2.164555   5,452,353        0.35        1.45         1.50       12.84        12.90
2011                      3,297,662   1.907792   1.917201   6,322,185        0.02        1.45         1.50      (12.19)      (12.15)
FIDELITY VIP OVERSEAS PORTFOLIO INITIAL CLASS
2015                      4,672,375   1.905737   2.755642  12,704,172        1.29        1.45         1.50        2.07         2.12
2014                      5,338,419   1.867077   2.698370  14,212,781        1.25        1.45         1.50       (9.46)       (9.41)
2013                      5,950,342   2.062083   2.978688  17,486,818        1.32        1.45         1.50       28.48        28.55
2012                      6,905,809   1.604962   2.317205  15,798,851        1.96        1.45         1.50       18.93        18.99
2011                      7,524,048   1.349505   1.947380  14,456,030        1.35        1.45         1.50      (18.41)      (18.37)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
                         --------------------------------------------  ------------------------------------------------------------
                                     UNIT FAIR  UNIT FAIR              INVESTMENT    EXPENSE     EXPENSE       TOTAL       TOTAL
                                      VALUES     VALUES                  INCOME      RATIOS       RATIOS      RETURNS     RETURNS
                                      LOWEST     HIGHEST       NET       RATIOS    LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                            UNITS     ($) (5)    ($)(5)    ASSETS ($)  (%) (1)(4)  (2)(4)(5)    (2)(4)(5)    (3)(4)(5)   (3)(4)(5)
                         ----------  ---------  ---------  ----------  ----------  ----------  -----------  ----------  -----------
FIDELITY VIP VALUE STRATEGIES PORTFOLIO SERVICE CLASS 2
2015                        706,041   2.070202   2.084613   1,471,605        0.83        1.45         1.50       (4.64)       (4.59)
2014                        806,464   2.170992   2.184991   1,761,906        0.77        1.45         1.50        4.92         4.97
2013                        939,836   2.069271   2.081561   1,956,141        0.65        1.45         1.50       28.23        28.30
2012                      1,085,336   1.613681   1.622438   1,760,772        0.36        1.45         1.50       25.16        25.22
2011                      1,251,856   1.289298   1.295635   1,621,857        0.70        1.45         1.50      (10.40)      (10.36)
FT VIP FRANKLIN GROWTH AND INCOME VIP FUND CLASS 2
2015                      1,366,609   1.477350   1.788997   2,441,380        3.44        1.45         1.45       (2.35)       (2.35)
2014                      1,548,699   1.512859   1.831969   2,827,872        2.37        1.45         1.45        7.55         7.55
2013                      1,718,035   1.406605   1.703295   2,916,877        2.67        1.45         1.45       27.73        27.73
2012                      2,045,998   1.101251   1.333553   2,720,572        2.84        1.45         1.45       10.60        10.61
2011                      1,703,557   0.995667   1.205685   2,050,579        3.37        1.45         1.45        0.92         0.92
FT VIP FRANKLIN LARGE CAP GROWTH VIP FUND CLASS 2
2015                        340,499   1.771287   1.771287     603,121        0.27        1.45         1.45        4.09         4.09
2014                        342,549   1.701653   1.701653     582,899        1.09        1.45         1.45       10.83        10.83
2013                        368,740   1.535370   1.535370     566,152        1.05        1.45         1.45       26.77        26.77
2012                        399,532   1.211153   1.211153     483,894        0.83        1.45         1.45       10.74        10.74
2011                        481,096   1.093655   1.093655     526,153        0.66        1.45         1.45       (2.94)       (2.94)
FT VIP FRANKLIN MUTUAL SHARES VIP FUND CLASS 2
2015                      1,612,691   1.723240   2.083508   2,832,676        3.07        0.65         1.50       (6.36)       (5.56)
2014                      1,675,546   1.840344   2.206061   3,138,317        1.96        0.65         1.50        5.51         6.43
2013                      1,869,096   1.744155   2.072850   3,310,697        2.03        0.65         1.50       26.34        27.43
2012                      2,238,263   1.380549   1.626692   3,130,350        1.99        0.65         1.50       12.53        13.50
2011                      2,911,545   1.226813   1.433186   3,609,291        2.30        0.65         1.50       (2.53)       (1.69)
FT VIP FRANKLIN SMALL CAP VALUE VIP FUND CLASS 2
2015                         10,411   2.050326   2.137668      21,875        0.63        1.45         1.75       (9.01)       (8.73)
2014                         10,863   2.253298   2.342119      25,055        0.61        1.45         1.75       (1.19)       (0.89)
2013                         11,535   2.280455   2.363071      26,898        1.29        1.45         1.75       33.85        34.26
2012                         12,301   1.703693   1.760043      21,405        0.79        1.45         1.75       16.32        16.67
2011                         13,074   1.464709   1.508525      19,531        0.59        1.45         1.75       (5.45)       (5.16)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
                         --------------------------------------------  ------------------------------------------------------------
                                     UNIT FAIR  UNIT FAIR              INVESTMENT    EXPENSE     EXPENSE       TOTAL       TOTAL
                                      VALUES     VALUES                  INCOME      RATIOS       RATIOS      RETURNS     RETURNS
                                      LOWEST     HIGHEST       NET       RATIOS    LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                            UNITS     ($) (5)    ($)(5)    ASSETS ($)  (%) (1)(4)  (2)(4)(5)    (2)(4)(5)    (3)(4)(5)   (3)(4)(5)
                         ----------  ---------  ---------  ----------  ----------  ----------  -----------  ----------  -----------
FT VIP FRANKLIN SMALL-MID CAP GROWTH VIP FUND CLASS 2
2015                      6,247,594   2.273324   1.679747   8,101,878         N/A        1.45         1.50       (4.12)       (4.07)
2014                      6,986,894   2.370951   1.751007   9,444,107         N/A        1.45         1.50        5.86         5.91
2013                      8,091,270   2.239707   1.653239  10,323,704         N/A        1.45         1.50       36.08        36.15
2012                      9,633,182   1.599473   1.214253   9,023,441         N/A        1.45         1.75        8.91         9.24
2011                     11,033,556   1.468596   1.111505   9,460,957         N/A        1.45         1.75       (6.50)       (6.21)
FT VIP TEMPLETON FOREIGN VIP FUND CLASS 2
2015                      2,570,269   1.440614   1.501915   3,859,958        3.18        1.45         1.75       (8.13)       (7.85)
2014                      2,644,375   1.568080   1.629830   4,309,517        1.86        1.45         1.75      (12.69)      (12.42)
2013                      2,936,705   1.795951   1.860980   5,464,780        2.42        1.45         1.75       20.82        21.19
2012                      3,442,284   1.486490   1.535627   5,285,787        3.01        1.45         1.75       16.16        16.52
2011                      3,762,924   1.279640   1.317931   4,959,039        1.72        1.45         1.75      (12.20)      (11.93)
GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
2015                      9,328,100   1.419599   2.643440  24,403,539        2.40        1.45         1.50       (1.24)       (1.19)
2014                     10,884,237   1.437412   2.675252  28,829,741        2.69        1.45         1.50        4.03         4.08
2013                     12,340,469   1.381767   2.570392  31,421,013        2.45        1.45         1.50       (2.83)       (2.78)
2012                     13,814,384   1.381993   2.643993  36,193,973        2.26        1.45         1.75        4.86         5.18
2011                     16,118,323   1.317988   2.513855  40,180,651        2.49        1.45         1.75        5.09         5.41
GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
2015                     12,335,045   2.007379   5.513390  66,695,815        1.73        1.45         1.50       (0.57)       (0.52)
2014                     13,938,823   2.018877   5.542155  75,775,769        1.59        1.45         1.50       11.52        11.58
2013                     15,750,348   1.810350   4.967193  76,766,810        1.63        1.45         1.50       29.85        29.92
2012                     17,425,219   1.394172   3.823353  65,249,031        1.77        1.45         1.50       13.82        13.87
2011                     20,184,202   1.224926   3.357513  66,406,271        1.58        1.45         1.50        0.22         0.27
GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION FUND SERVICE SHARES (a)
2015                        233,692   1.114325   1.114325     260,408        0.12        1.45         1.45       (7.18)       (7.18)
2014                         61,643   1.200575   1.200575      74,007        0.22        1.45         1.45        2.44         2.44
2013                          8,106   1.171994   1.171994       9,500        0.04        1.45         1.45       11.92        11.92
2012                         10,343   1.047135   1.047135      10,830         N/A        1.45         1.45        4.71         4.71

----------
(a)  Name change.  See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
                         --------------------------------------------  ------------------------------------------------------------
                                     UNIT FAIR  UNIT FAIR              INVESTMENT    EXPENSE     EXPENSE       TOTAL       TOTAL
                                      VALUES     VALUES                  INCOME      RATIOS       RATIOS      RETURNS     RETURNS
                                      LOWEST     HIGHEST       NET       RATIOS    LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                            UNITS     ($) (5)    ($)(5)    ASSETS ($)  (%) (1)(4)  (2)(4)(5)    (2)(4)(5)    (3)(4)(5)   (3)(4)(5)
                         ----------  ---------  ---------  ----------  ----------  ----------  -----------  ----------  -----------
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
2015                      4,405,114   3.354622   6.515085  28,524,669         N/A        1.45         1.50       (6.63)       (6.58)
2014                      4,988,491   3.592697   6.973924  34,552,611         N/A        1.45         1.50        9.43         9.49
2013                      5,781,005   3.283013   6.369544  36,576,812         N/A        1.45         1.50       30.21        30.28
2012                      6,637,600   2.521255   4.889132  32,245,587         N/A        1.45         1.50       17.64        17.70
2011                      7,479,476   2.143174   4.153867  30,854,253         N/A        1.45         1.50       (5.41)       (5.36)
GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND SERVICE SHARES
2015                      5,225,392   1.258515   2.206539  11,413,076        0.44        1.45         1.75       (2.16)       (1.87)
2014                      5,925,252   1.286356   2.248489  13,195,978        0.30        1.45         1.75       (1.84)       (1.54)
2013                      7,006,742   1.310407   2.283553  15,833,920        0.50        1.45         1.75       (1.35)       (1.05)
2012                      8,072,911   1.328388   2.307823  18,419,397        0.75        1.45         1.75        0.99         1.29
2011                      9,513,219   1.315424   2.278359  21,424,723        0.93        1.45         1.75        4.49         4.81
GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
2015                      5,504,098   2.604354   6.042120  32,982,380        0.11        1.45         1.75      (11.11)      (10.84)
2014                      6,172,597   2.929834   6.776537  41,494,530        0.75        1.45         1.75       11.30        11.64
2013                      7,034,870   2.632265   6.069767  42,366,944        0.59        1.45         1.75       30.24        30.63
2012                      8,073,485   2.021119   4.646360  37,232,788        0.92        1.45         1.75       16.12        16.47
2011                      9,458,734   1.740571   3.989232  37,434,694        0.51        1.45         1.75       (8.23)       (7.95)
GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
2015                     14,283,849   0.936728   1.374383  19,494,808        0.01        1.45         1.75       (1.75)       (1.44)
2014                     13,804,250   0.953377   1.394530  19,102,719        0.01        1.45         1.75       (1.75)       (1.44)
2013                     15,672,539   0.970309   1.414972  22,017,246        0.01        1.45         1.75       (1.74)       (1.44)
2012                     16,606,295   0.987536   1.435713  23,667,204        0.01        1.45         1.75       (1.75)       (1.45)
2011                     18,766,125   1.005090   1.456813  27,150,260        0.01        1.45         1.75       (1.74)       (1.45)
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND SERVICE SHARES
2015                     14,515,245   1.841873   3.598078  51,241,028        0.10        1.45         1.75        1.34         1.65
2014                     16,303,653   1.817598   3.539846  56,651,971        0.12        1.45         1.75       11.40        11.74
2013                     18,465,506   1.631631   3.168019  57,458,088        0.16        1.45         1.75       29.69        30.09
2012                     20,850,739   1.258080   2.435309  49,904,545        0.44        1.45         1.75       17.54        17.89
2011                     23,766,662   1.070386   2.065668  48,259,501        0.21        1.45         1.75       (4.56)       (4.27)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
                         --------------------------------------------  ------------------------------------------------------------
                                     UNIT FAIR  UNIT FAIR              INVESTMENT    EXPENSE     EXPENSE       TOTAL       TOTAL
                                      VALUES     VALUES                  INCOME      RATIOS       RATIOS      RETURNS     RETURNS
                                      LOWEST     HIGHEST       NET       RATIOS    LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                            UNITS     ($) (5)    ($)(5)    ASSETS ($)  (%) (1)(4)  (2)(4)(5)    (2)(4)(5)    (3)(4)(5)   (3)(4)(5)
                         ----------  ---------  ---------  ----------  ----------  ----------  -----------  ----------  -----------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
2015                     10,831,022   1.319987   1.840063  19,749,171        1.36        1.45         1.75       (0.99)       (0.69)
2014                     11,919,820   1.333247   1.852877  21,887,557        3.30        1.45         1.75       (9.32)       (9.04)
2013                     12,965,440   1.470216   2.037008  26,176,597        1.55        1.45         1.75       21.56        21.93
2012                     14,733,088   1.209436   1.670596  24,405,250        1.82        1.45         1.75       18.77        19.14
2011                     17,057,647   1.018272   1.402266  23,724,288        2.97        1.45         1.75      (16.65)      (16.40)
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND SERVICE SHARES
2015                     10,465,808   1.726426   4.257169  43,277,173        1.06        1.45         1.75       (2.15)       (1.85)
2014                     11,655,099   1.764344   4.337442  49,159,705        1.12        1.45         1.75       14.15        14.50
2013                     13,515,337   1.545675   3.788287  49,879,914        0.87        1.45         1.75       34.83        35.24
2012                     15,201,984   1.146415   2.801198  41,516,709        1.52        1.45         1.75       12.14        12.49
2011                     17,069,320   1.022276   2.490271  41,397,518        1.44        1.45         1.75        2.08         2.39
INVESCO V.I. AMERICAN FRANCHISE FUND SERIES I SHARES
2015                      3,316,037   1.700782   1.360639   4,528,506         N/A        1.45         1.75        3.17         3.48
2014                      3,947,699   1.648549   1.314829   5,207,204        0.04        1.45         1.75        6.54         6.87
2013                      4,407,649   1.547322   1.230328   5,438,915        0.43        1.45         1.75       37.69        38.11
2012                      5,155,177   1.123805   0.890860   4,607,938         N/A        1.45         1.75       11.74        12.08
2011                      1,197,619   1.032282   0.794828     952,394         N/A        1.45         1.50      (14.59)      (14.56)
INVESCO V.I. CORE EQUITY FUND SERIES I SHARES
2015                      3,233,234   1.543252   1.289036   3,606,562        1.11        1.45         1.75       (7.42)       (7.14)
2014                      3,607,355   1.666936   1.388101   4,332,538        0.80        1.45         1.75        6.25         6.58
2013                      4,454,511   1.568821   1.302426   5,016,504        1.36        1.45         1.75       26.99        27.38
2012                      5,493,608   1.235411   1.022505   4,854,399        1.04        1.45         1.75       11.89        12.23
2011                      5,038,450   1.104122   0.911075   3,979,927        0.93        1.45         1.75       (1.81)       (1.51)
INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES I SHARES
2015                      1,996,807   2.344435   2.293084   4,322,531         N/A        1.45         1.50        1.62         1.67
2014                      3,239,308   2.307164   2.255490   6,894,889         N/A        1.45         1.50       17.87        17.93
2013                      2,840,467   1.957306   1.912499   5,127,636        0.69        1.45         1.50       38.43        38.50
2012                      2,913,779   1.413888   1.380823   3,797,967         N/A        1.45         1.50       19.09        19.15
2011                      2,638,219   1.187269   1.158935   2,886,863         N/A        1.45         1.50        2.39         2.44

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
                         --------------------------------------------  ------------------------------------------------------------
                                     UNIT FAIR  UNIT FAIR              INVESTMENT    EXPENSE     EXPENSE       TOTAL       TOTAL
                                      VALUES     VALUES                  INCOME      RATIOS       RATIOS      RETURNS     RETURNS
                                      LOWEST     HIGHEST       NET       RATIOS    LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                            UNITS     ($) (5)    ($)(5)    ASSETS ($)  (%) (1)(4)  (2)(4)(5)    (2)(4)(5)    (3)(4)(5)   (3)(4)(5)
                         ----------  ---------  ---------  ----------  ----------  ----------  -----------  ----------  -----------
INVESCO V.I. MID CAP GROWTH FUND SERIES II SHARES
2015                        190,242   1.835142   1.835142     349,122         N/A        1.45         1.45       (0.42)       (0.42)
2014                        186,067   1.842937   1.842937     342,909         N/A        1.45         1.45        6.13         6.13
2013                        227,991   1.736486   1.736486     395,904        0.22        1.45         1.45       34.62        34.62
2012                        248,347   1.289894   1.289894     320,341         N/A        1.45         1.45       (2.70)       (2.70)
INVESCO V.I. VALUE OPPORTUNITIES FUND SERIES II SHARES
2015                      2,440,853   1.173047   1.222958   2,984,639        2.27        1.45         1.75      (12.22)      (11.95)
2014                      2,664,844   1.336340   1.388961   3,700,908        1.14        1.45         1.75        4.52         4.84
2013                      3,073,743   1.278507   1.324802   4,071,677        1.20        1.45         1.75       30.94        31.34
2012                      3,386,828   0.976407   1.008680   3,415,913        0.98        1.45         1.75       15.60        15.95
2011                      5,540,554   0.844664   0.869936   4,819,618        0.59        1.45         1.75       (5.09)       (4.80)
JANUS ASPEN FORTY PORTFOLIO SERVICE SHARES
2015                          1,982   2.248345   2.248345       4,456         N/A        0.65         0.65       11.20        11.20
2014                          1,983   2.021866   2.021866       4,009        0.03        0.65         0.65        7.76         7.76
2013                          1,984   1.876208   1.876208       3,722        0.58        0.65         0.65       30.02        30.02
2012                          1,985   1.442968   1.442968       2,864        0.58        0.65         0.65       23.05        23.05
2011                          1,986   1.172692   1.172692       2,329        0.21        0.65         0.65       (7.55)       (7.55)
JANUS ASPEN JANUS PORTFOLIO SERVICE SHARES
2015                      4,415,615   1.987618   1.371679   4,913,580        0.45        1.45         1.50        3.50         3.55
2014                      4,983,654   1.920423   1.324623   5,353,129        0.22        1.45         1.50       11.04        11.10
2013                      5,611,332   1.729445   1.192295   5,423,219        0.65        1.45         1.50       28.05        28.11
2012                      6,477,888   1.350641   0.930676   4,890,705        0.43        1.45         1.50       16.51        16.57
2011                      7,998,612   1.159241   0.798385   5,173,891        0.43        1.45         1.50       (6.96)       (6.91)
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
2015                         10,623   1.519396   1.519396      16,141        0.52        0.65         0.65       (9.39)       (9.39)
2014                         10,629   1.676933   1.676933      17,824        2.98        0.65         0.65      (12.67)      (12.67)
2013                         10,634   1.920299   1.920299      20,421        3.07        0.65         0.65       13.53        13.53
2012                         10,641   1.691405   1.691405      17,998        0.62        0.65         0.65       12.44        12.44
2011                         10,648   1.504270   1.504270      16,017        0.38        0.65         0.65      (32.78)      (32.78)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
                         --------------------------------------------  ------------------------------------------------------------
                                     UNIT FAIR  UNIT FAIR              INVESTMENT    EXPENSE     EXPENSE       TOTAL       TOTAL
                                      VALUES     VALUES                  INCOME      RATIOS       RATIOS      RETURNS     RETURNS
                                      LOWEST     HIGHEST       NET       RATIOS    LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                            UNITS     ($) (5)    ($)(5)    ASSETS ($)  (%) (1)(4)  (2)(4)(5)    (2)(4)(5)    (3)(4)(5)   (3)(4)(5)
                         ----------  ---------  ---------  ----------  ----------  ----------  -----------  ----------  -----------
MFS(R) MID CAP GROWTH SERIES SERVICE CLASS
2015                        318,507   1.586816   1.586816     505,412         N/A        1.45         1.45        2.92         2.92
2014                        395,985   1.531890   1.541838     610,526         N/A        1.45         1.50        6.93         6.98
2013                        417,351   1.432609   1.441180     601,457         N/A        1.45         1.50       35.16        35.23
2012                        441,597   1.059927   1.065728     470,606         N/A        1.45         1.50       14.68        14.74
2011                        615,170   0.924266   0.928854     571,387         N/A        1.45         1.50       (7.57)       (7.53)
MFS(R) NEW DISCOVERY SERIES SERVICE CLASS
2015                      1,189,527   1.967207   1.967577   2,340,485         N/A        1.45         1.45       (3.56)       (3.56)
2014                      1,287,775   2.039869   2.040314   2,627,464         N/A        1.45         1.45       (8.84)       (8.84)
2013                      1,561,057   2.237651   2.238059   3,493,738         N/A        1.45         1.45       39.16        39.17
2012                      1,740,793   1.607922   1.608123   2,799,408         N/A        1.45         1.45       19.15        19.15
2011                      1,989,470   1.349531   1.349718   2,685,223         N/A        1.45         1.45      (11.80)      (11.79)
MFS(R) TOTAL RETURN SERIES SERVICE CLASS
2015                      2,260,322   1.679534   1.679577   3,796,380        2.26        1.45         1.45       (2.02)       (2.02)
2014                      2,967,634   1.714172   1.714225   5,087,187        1.68        1.45         1.45        6.67         6.67
2013                      2,745,734   1.607019   1.607070   4,412,581        1.64        1.45         1.45       17.02        17.02
2012                      2,984,429   1.373330   1.373367   4,098,711        2.72        1.45         1.45        9.33         9.33
2011                      4,207,056   1.256188   1.256215   5,284,963        2.34        1.45         1.45        0.11         0.11
MFS(R) UTILITIES SERIES SERVICE CLASS
2015                        952,526   3.090706   3.091649   2,944,875        3.38        1.45         1.45      (16.01)      (15.99)
2014                      1,437,234   3.679765   3.680304   5,289,459        1.87        1.45         1.45       10.84        10.84
2013                      1,067,619   3.319874   3.320504   3,545,033        2.06        1.45         1.45       18.47        18.47
2012                      1,199,518   2.802232   2.802769   3,361,970        6.40        1.45         1.45       11.56        11.57
2011                      1,282,918   2.511910   2.512085   3,222,799        3.03        1.45         1.45        4.96         4.96
OPPENHEIMER CAPITAL APPRECIATION FUND/VA SERVICE SHARES
2015                        831,129   1.705286   1.717175   1,427,053         N/A        1.45         1.50        1.72         1.77
2014                        998,147   1.676464   1.687304   1,684,042        0.18        1.45         1.50       13.40        13.46
2013                      1,131,470   1.478359   1.487159   1,682,556        0.75        1.45         1.50       27.49        27.55
2012                      1,374,153   1.159604   1.165912   1,602,069        0.40        1.45         1.50       12.10        12.16
2011                      1,606,121   1.034442   1.039537   1,669,564        0.11        1.45         1.50       (2.86)       (2.81)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
                         --------------------------------------------  ------------------------------------------------------------
                                     UNIT FAIR  UNIT FAIR              INVESTMENT    EXPENSE     EXPENSE       TOTAL       TOTAL
                                      VALUES     VALUES                  INCOME      RATIOS       RATIOS      RETURNS     RETURNS
                                      LOWEST     HIGHEST       NET       RATIOS    LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                            UNITS     ($) (5)    ($)(5)    ASSETS ($)  (%) (1)(4)  (2)(4)(5)    (2)(4)(5)    (3)(4)(5)   (3)(4)(5)
                         ----------  ---------  ---------  ----------  ----------  ----------  -----------  ----------  -----------
OPPENHEIMER CONSERVATIVE BALANCED FUND/VA SERVICE SHARES (a)
2015                        493,043   1.286792   1.286856     634,444        2.07        1.45         1.45       (0.89)       (0.90)
2014                        567,050   1.298368   1.298545     736,240        1.77        1.45         1.45        6.45         6.45
2013                        741,110   1.219708   1.219903     903,938        2.17        1.45         1.45       11.20        11.20
2012                        798,939   1.096883   1.096990     876,343        1.43        1.45         1.45       10.48        10.48
2011                      1,695,244   0.992834   0.992927   1,683,096        2.04        1.45         1.45       (1.07)       (1.07)
OPPENHEIMER GLOBAL FUND/VA SERVICE SHARES
2015                      1,846,409   2.180223   2.195413   4,053,476        1.07        1.45         1.50        2.12         2.17
2014                      1,933,933   2.135013   2.148812   4,155,507        0.88        1.45         1.50        0.52         0.58
2013                      2,065,334   2.123878   2.136515   4,412,479        1.16        1.45         1.50       25.09        25.15
2012                      2,156,232   1.697909   1.707147   3,680,910        1.95        1.45         1.50       19.14        19.20
2011                      2,652,313   1.425164   1.432204   3,798,580        1.10        1.45         1.50       (9.90)       (9.85)
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA SERVICE SHARES
2015                      2,313,370   0.398225   0.400960     927,563        5.48        1.45         1.50       (3.95)       (3.90)
2014                      2,563,441   0.414617   0.417252   1,069,589        3.97        1.45         1.50        0.96         1.00
2013                      3,061,697   0.410681   0.413112   1,264,808        4.59        1.45         1.50       (1.86)       (1.81)
2012                      3,241,738   0.418465   0.420736   1,363,887         N/A        1.45         1.50        1.48         1.49
OPPENHEIMER MAIN STREET FUND(R)/VA SERVICE SHARES
2015                        457,628   1.824110   1.836760     840,416        0.65        1.45         1.50        1.56         1.61
2014                        442,963   1.796085   1.807637     800,585        0.59        1.45         1.50        8.74         8.80
2013                        527,752   1.651656   1.661438     876,711        0.88        1.45         1.50       29.47        29.53
2012                        556,292   1.275717   1.282621     713,440        0.65        1.45         1.50       14.86        14.92
2011                        748,477   1.110659   1.116107     835,322        0.66        1.45         1.50       (1.81)       (1.76)
PIONEER EMERGING MARKETS VCT PORTFOLIO CLASS II
2015                      2,944,376   2.345944   1.991674   4,220,287        3.80        1.45         1.50      (16.83)      (16.79)
2014                      2,992,010   2.820681   2.393523   5,152,660        0.20        1.45         1.50      (14.11)      (14.06)
2013                      3,524,875   3.283966   2.785220   7,059,116        0.92        1.45         1.50       (3.66)       (3.61)
2012                      3,739,283   3.408670   2.889504   7,767,951        0.21        1.45         1.50        9.99        10.04
2011                      4,712,969   3.099205   2.625856   8,893,123         N/A        1.45         1.50      (24.76)      (24.73)

----------
(a)  Name change.  See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
                         --------------------------------------------  ------------------------------------------------------------
                                     UNIT FAIR  UNIT FAIR              INVESTMENT    EXPENSE     EXPENSE       TOTAL       TOTAL
                                      VALUES     VALUES                  INCOME      RATIOS       RATIOS      RETURNS     RETURNS
                                      LOWEST     HIGHEST       NET       RATIOS    LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                            UNITS     ($) (5)    ($)(5)    ASSETS ($)  (%) (1)(4)  (2)(4)(5)    (2)(4)(5)    (3)(4)(5)   (3)(4)(5)
                         ----------  ---------  ---------  ----------  ----------  ----------  -----------  ----------  -----------
PIONEER REAL ESTATE SHARES VCT PORTFOLIO CLASS II
2015                      1,644,132   3.779933   3.807466   6,216,243        2.03        1.45         1.45        3.00         3.00
2014                      1,911,682   3.669767   3.696493   7,017,069        2.30        1.45         1.45       28.67        28.67
2013                      2,307,017   2.852156   2.872920   6,581,351        2.13        1.45         1.45        0.07         0.07
2012                      2,405,426   2.850291   2.871040   6,857,654        2.13        1.45         1.45       14.41        14.41
2011                      2,707,585   2.491365   2.509494   6,746,961        2.21        1.45         1.45        8.16         8.16
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
2015                      6,419,206   1.735729   1.813183  11,590,257        0.89        1.45         1.50       (2.39)       (2.34)
2014                      7,257,758   1.778195   1.856599  13,416,611        1.01        1.45         1.50       (2.72)       (2.67)
2013                      8,074,300   1.827928   1.907554  15,335,362        0.84        1.45         1.50       12.34        12.40
2012                      8,845,022   1.581319   1.697109  14,945,426        1.20        1.45         1.75       16.37        16.72
2011                     10,274,151   1.358899   1.453972  14,875,353        1.47        1.45         1.75      (14.36)      (14.10)

----------
(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest. Investment income has been annualized for periods less than one year.

(2) These ratios represent the annualized Contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. See Note 3 for a list of all unit fair value charges. Charges made directly to Contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total return has not been annualized for periods less than one year.

(4) Investment income ratios, expense ratios, and total returns for closed or liquidated Sub-Accounts with periods less than one year are calculated using the net assets prior to the final withdrawal.

(5) The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio.

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)           FINANCIAL STATEMENTS

              Financial Statements Included in Part A
              None

              Financial Statements for Commonwealth Annuity and Life Insurance Company (the "Company" and "Depositor") and Financial
              Statements forSeparate Account VA-K of Commonwealth Annuity and Life Insurance Company

              Financial Statements Included in Part C
              None

(b)          EXHIBITS

EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated November 1, 1990 was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

EXHIBIT 3 (a)    Consolidated Underwriting and Administrative Service Agreement
                 dated April 30, 2010 between and among Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc was previously filed on April 30, 2010 in Registrant's Post-Effective
                 Amendment No. 31 (Registration Statement No.
                 33-39702/811-6293), and is incorporated by reference herein.

           (b) Form of Service Agreement among Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and the "Broker-Dealer" was previously filed on April 25, 2008 in Registrant's Post- Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

           (c) Service Agreement dated March 13, 2012 by and between Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, se2, Inc. and Security Distributors, Inc. was previously filed on April 25, 2012 in Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

           (d) Shared Service Agreement dated August 5, 2010 by and between Commonwealth Annuity and Epoch Securities was previously filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

           (e) Amendment No. 1 dated January 1, 2014 to Shared Services Agreement between Epoch Securities Inc. and Commonwealth was previously filed on April 30, 2015 in Post-Effective Amendment No. 36 (Registration Statement No. 033-39702/811-06293), and is incorporated by reference herein. .

EXHIBIT 4  (a)   Specimen Application Form A was previously filed on April 24,
                 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein. Specimen Application Form B was previously filed on April 30, 1996 in Post-Effective Amendment
                 No. 11, and is incorporated by reference herein.

                 Minimum Guaranteed Annuity Payout Rider was filed on December 29, 1998 in Post-Effective Amendment No. 15, and is incorporated by reference herein. Policy Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                 Specimen Policy Form B was previously filed on April 30, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein. EER Rider (Form 3240-01) and EDB Rider (Form 3241-01) were previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registration

                 Statement (File Nos. 333-78245, 811-6632), and are incorporated by reference herein.

                 TSA Endorsement 4012-07 (Rev. 12-08) was previously filed on April 30, 2010 in Registrant's Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

EXHIBIT 5 Specimen Application Form A was previously filed on April 24, 1998 in Post- Effective Amendment No. 14, and is incorporated by reference herein. Specimen Application Form B was previously filed on April 30, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

EXHIBIT 6 Articles of Organization and Bylaws, as amended of the Company, effective as of September 1, 2006 were previously filed on February 28, 2007 in Post-Effective Amendment No. 32 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein.

EXHIBIT 7  (a)   Variable Annuity GMDB Reinsurance Agreement between
                 Commonwealth Annuity and Life Insurance Company and (Canada
                 Life) effective as of December 31, 2012 was previously filed on April 25, 2013 in Post-Effective Amendment No. 34
                 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

           (b) Variable Annuity GMDB Reinsurance Agreement between Commonwealth Annuity and Life Insurance Company and (Canada
                 Life) effective as of March 31, 2012 was previously filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

           (c) Recapture and Release Agreement by and between Commonwealth Annuity and Life Insurance Company and Ariel Capital Reinsurance Company Limited dated April 1, 2013 is filed herewith.

           (d) Coinsurance and Modified Coinsurance Agreement by and between Commonwealth Annuity and Life Insurance Company and Commonwealth Annuity and Life Reinsurance Company Limited dated May 1, 2013 is filed herewith.

EXHIBIT 8  (a)   Third Party Administrator Agreement (TPA) between se2, Inc.,
                 Security Distributors, Inc. and Commonwealth Annuity and Life
                 Insurance Company dated April 1, 2013 was previously filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration
                 Statement No. 33-39702/811-06293), and is incorporated by reference herein.

           (b) Work Assignment dated April 1, 2013 by and between se2, Inc., Security Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

           (c)   Directors' Powers of Attorney are filed herewith.

EXHIBIT 9        Opinion of Counsel is filed herewith.

EXHIBIT 10 Consent of Independent Registered Public Accounting Firm is filed herewith.

EXHIBIT 11       None.

EXHIBIT 12       None.

EXHIBIT 13 (a)   Amendment to the Delaware VIP Trust Participation Agreement
                 dated December 31, 2007 was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration
                 Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                 Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration

                 Statement No. 33-39702/811- 6293, and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund and Amendment was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

           (b)   Amendment dated May 1, 2013 to the Participation Agreement with
                 T. Rowe Price was previously filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                 Amendment to Schedule A dated October 1, 2000 of the Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

           (c) Amendment No. 2 dated April 30, 2010 and Amendment No. 1 dated February 21, 2008 to the Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Commonwealth Annuity and Life Insurance Company dated July 31, 2007 were previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and are incorporated by reference herein.

                 Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Commonwealth Annuity and Life Insurance Company dated July 31, 2007 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

           (d) Amendment No. 1 dated April 30, 2010 and Amendment to the Participation Agreement dated May 1, 2008 to Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein

                 Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

           (e) Amendment dated January 15, 2013 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                 Amendment dated August 16, 2010 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                 Amendment No. 2 dated May 1, 2009 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                 Amendment No. 1 dated June 5, 2007 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                 Amended and Restated Participation Agreement dated September 25, 2006 with Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 27, 2007 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

           (f) Amendment dated October 31, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                 Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                 Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

           (g) Amendment dated August 1, 2007 to the Participation Agreement with Janus Aspen Series was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                 Amendment dated February 25, 2000 to the Participation Agreement with Janus was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                 Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

           (h) Supplement dated April 29, 2012 to Participation Agreements (SVS I and SVS II) dated May 1, 2002 with Deutsche Investment Management Americas Inc (formerly Scudder Investments Inc.) and DWS Investments Distributors, Inc. (formerly Scudder Distributors) was previously filed on April 25, 2012 in Registrant's Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                 Participation Agreements (SVS I and SVS II) dated May 1, 2002 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein ..

           (i) Amendment 1 dated April 30, 2010 to the Participation Agreement dated September 18, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity and Life Insurance Company Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. was filed on April 29, 2010 in Post-Effective Amendment No. 4 (Registration Statement No. 33-141019/811-22024), and is incorporated by reference herein.

                 Participation Agreement dated September 19, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity and Life Insurance Company Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. was previously filed on April 25, 2008 in Post-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

           (j) Eaton Vance Participation Agreement dated February 15, 2001 was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

           (k) Amendment dated April 30, 2010 to Participation Agreement with MFS Variable Insurance Trust dated May 1, 2002 was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No.
                 33-39702/811-06293), and is incorporated by reference herein.

                 Amendment dated June 1, 2009 to the Participation Agreement with MFS Variable Insurance Trust dated May 1, 2002 was previously filed on June 12, 2009 in Pre- Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                 Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                 Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

           (l) Oppenheimer Fund/SERV and Networking Supplement dated April 14, 2008 to the Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company dated May 1, 2000 was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                 Amendment dated April 30, 2010 to the Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company dated May 1, 2000 was filed on April 30, 2010 Post- Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                 Amendment dated August 28, 2007 to the Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                 Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811- 6293), and is incorporated by reference herein.

                 The Amended and Restated Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 (Registration Statement No. 333-11377/811-7799), and is incorporated by reference herein.

           (m) Amendment dated May 1, 2012, Amendment dated May 1, 2011, Amendment No. 3 dated February 11, 2011, Amendment dated September 1, 2010 and Fund/SERV and Networking Supplement dated August 12, 2008 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2012 in Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and are incorporated by reference herein.

                 Amendment No. 1 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth

                 Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                 Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

           (n) First Amendment dated April 30, 2010 to the Amended and Restated Participation Agreement with Fidelity Variable Insurance Products Funds dated April 30, 2010 and Amended and Restated Participation Agreement dated April 30, 2010 were previously filed on April 30, 2010 in Registrant's Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and are incorporated by reference herein.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Unless otherwise indicated, the principal business address of each of the following Directors and Officers is:

         7 World Trade Center
         250 Greenwich Street
         New York, NY 10007

*Denotes Board of Directors

(1)   82 Hopmeadow Street, Second Floor, Simsbury, CT 06089
(2)   P.O. Box 1842, Wilson, WY 83014
(3)   132 Turnpike Road, Suite 210, Southborough, MA 01772
(4)   19 Par-La-Ville Road, Hamilton HM 11, Bermuda
(5)   One Forethought Center, Batesville, IN 47006
(6)   300 N. Meridian Street, Suite 1800, Indianapolis, IN 46204
(7)   3200 Southwest Freeway, Suite 1300, Houston, TX 77027
(8)   215 10th Street, 11th Floor, Des Moines, IA 50309

NAME                                                      POSITION OR OFFICE WITH DEPOSITOR
--------------------------------------------------------- ------------------------------------------------------------------------
Allan Levine*                                             Chairman of the Board
Nicholas H. von Moltke*                                   Director, President and Chief Executive Officer
Hanben Kim Lee*                                           Director and Executive Vice President
Gilles M. Dellaert*                                       Director, Executive Vice President and Chief Investment Officer
Kathleen M. Redgate*                                      Director, Executive Vice President and Chief Accounting Officer
Richard V. Spencer* (2)                                   Director
Michael Reardon* (3)                                      Director and Executive Vice President
Samuel  Ramos                                             Executive Vice President, General Counsel and Secretary
Scott D. Silverman (4)                                    Senior Vice President and Assistant Secretary
John J. Fowler (3)                                        Senior Vice President, Chief Financial Officer and Treasurer
Peter Cai                                                 Chief Risk Officer
Joel Volcy (3)                                            Senior Vice President and Chief Operating Officer
Brian Hendry                                              Senior Vice President
Jonathan Hecht                                            Senior Vice President
Robert E. Winawer (3)                                     Senior Vice President
Robert J. Egan (3)                                        Senior Vice President and Chief Actuary and Valuation Actuary

NAME                                                      POSITION OR OFFICE WITH DEPOSITOR
--------------------------------------------------------- ------------------------------------------------------------------------
Jane S. Grosso (3)                                        Senior Vice President and Controller
Deva Mishra                                               Senior Vice President
Phillip Sherrill                                          Senior Vice President
Kevin Leavey (3)                                          Vice President and Product Actuary
Justin MacNeil (3)                                        Senior Vice President
Jason Roach (3)                                           Senior Vice President
Margot K. Wallin (3)                                      Vice President, Chief Compliance Officer, SIU Officer, and AML Officer
Elizabeth Gioia (1)                                       Vice President and 38a-1 Chief Compliance Officer
Virginia H. Johnson (3)                                   Senior Vice President, Associate General Counsel and Assistant Secretary
Gary Silber                                               Senior Vice President, Assistant General Counsel and Assistant Secretary
Kevin Kimmerling (5)                                      Vice President, Assistant General Counsel and Assistant Secretary
Sarah Patterson (1)                                       Senior Vice President, Associate General Counsel and Assistant Secretary
Larry E. Mitzman (6)                                      Senior Vice President
Craig A. Anderson (7)                                     Senior Vice President
Kathy Bauer (8)                                           Senior Vice President
Cathy L. Wildt (5)                                        Senior Vice President
Mark Buono                                                Senior Vice President
Dean Pentikis                                             Senior Vice President
Kurt Bernlohr (8)                                         Vice President, Assistant General Counsel and Assistant Secretary

ITEM 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT

[GLOBAL ATLANTIC FINANCIAL GROUP LIMITED]

                                          -----------------
                                          |  THE GOLDMAN  |          -------------
                                          |  SACHS GROUP, |          | 3RD PARTY |
                                          | INC.(Delaware)|          | INVESTORS |
                                          -----------------          -------------
                                                   |                       |
                                                   |                       |
                                                   ---22%--          --78%-
                                                           |         |
                                                           |         |
                                                    ---------------------------
                                                    |      GLOBAL ATLANTIC    |
                                                    | FINANCIAL GROUP LIMITED |
                                                    |        (Bermuda)        |
                                                    ---------------------------
                                                                 |
                                                                 |
                                                         --100%---
                                                         |
                                                         |
                                                    ------------
                                                    |  GLOBAL  |
                                                    | ATLANTIC |
                                                    | FINANCIAL|-----------------------
                                                    |   LIFE   |                      |
                                                    |  LIMITED |                      |
                                                    | (Bermuda)|                      |
                                                    ------------                      |
                                                          |                           |
                                                         100%                         |
                                                          |                           |
                                                           ------------               |
                                                           |  GLOBAL  |               |
                                                           | ATLANTIC |               |
                          ---------------------------------|  (FIN)   |--------      100%
                          |                                | COMPANY  |       |       |
                        100%                               |(Delaware)|       |       |
                          |                                ------------       |       |
                   ---------------                                    |       |       |
                   | FORETHOUGHT |                                   21%      |       |
                   |  FINANCIAL  |                                    |       |       |
                   |   GROUP,    |                                    |       |       |
                   |     INC.    |                                    |       |       |
                   | (Delaware)  |                                    |       |       |
                   ---------------                                    |       |       |
                          |                                           |       |       |
                          |                                           |       |       |
     -------------------------------------------------------          |       |       |
     |                |                  |                 |          |       |       |
    100%             100%               100%             100%         |       |    ----------------
     |                |                  |                 |          |       |    | COMMONWEALTH |
--------------- ------------------ ------------------ --------------- |       |    |   RE MIDCO   |
| FORETHOUGHT | |GLOBAL ATLANTIC | |GLOBAL ATLANTIC | | FORETHOUGHT | |       |    |    LIMITED   |
|    CAPITAL  | |   INVESTMENT   | | DISTRIBUTORS,  | |  SERVICES,  | |       |    |   (Bermuda)  |
|   FUNDING,  | |   ADVISORS,    | |     LLC        | |     LLC     | |       |    ----------------
|     INC.    | |      LLC       | |  (Delaware)    | |  (Delaware) | |       |         |
|  (Delaware) | |   (Indiana)    | |                | |             | |       |        100%
--------------- ------------------ ------------------ --------------- |       |         |
                                                   |   |              |       |   ----------------
                                                   |  79%             |       |   | COMMONWEALTH |
                                                   |   |  -----------------   |   |    ANNUITY   |
                                                   |   |  | COMMONWEALTH  |   |   |   AND LIFE   |
                                                   |   |--|   ANNUITY &   |   |   |  REINSURANCE |
                                                   |      |     LIFE      |   |   |    COMPANY   |
     -----------------------------------------------      |   INSURANCE   |   |   |    LIMITED   |
     |           |                 |                      |    COMPANY    |   |   |   (Bermuda)  |
     |           |                 |                      |(Massachusetts)|   |   ----------------
     |           |                 |                      -----------------   |---------------------
     |           |                 |                                |                   |          |
     |           |     ------------^-------------------------------------------         |          |
     |           |     |           |        |               |                 |         |          |
    100%        5%    95%          5%      95%             100%              100%       |          |
     |           |     |           |        |               |                 |         |          |
------------ ---------------      ---------------   -----------------   ------------    |          |
| FORELIFE | | FORETHOUGHT |      | FORETHOUGHT |   |     FIRST      |  | ACCORDIA |    |          |
|  AGENCY, | |    LIFE     |      |  NATIONAL   |   |   ALLMERICA    |  | LIFE AND |    |          |
|   INC.   | |  INSURANCE  |      |    LIFE     |   |   FINANCIAL    |  | ANNUITY  |    |          |
|(Indiana) | |   COMPANY   |      |  INSURANCE  |   | LIFE INSURANCE |  | COMPANY  |    |        100% ------------
------------ | (Indiana)   |      |   COMPANY   |   |    COMPANY     |  |  (Iowa)  |    |          |  |  GLOBAL  |
             ---------------      |   (Texas)   |   |(Massachusetts) |  ------------    |          ---| ATLANTIC |
                    |             ---------------   ------------------        |         |          |  |   RISK   |
                    |                    |                                    |         |          |  | ADVISORS,|
                   100%                  |                                    |         |          |  |   L.P.   |
                    |                   100%                                  |         |          |  |(Delaware)|
                    |                    |                                    |         |          |  ------------
        -------------------      ---------------                              |        10%         |  ------------
        | FLIC PROPERTIES,|      | FORETHOUGHT |                              |         |        100% | GA RISK  |
        |       LLC       |      |  HOLDINGS,  |                              |         |          |  | ADVISORS,|
        |    (Indiana)    |      |     LLC     |                              |         |          ---|   INC.   |
        -------------------      |  (Indiana)  |                              |         |          |  |(Delaware)|
                                 ---------------                              |         |          |  ------------
                                                                              |         |          |  ------------
                                                                              |         |        100% |  GLOBAL  |
          ---------------------------------------------------------------------         |          |  | ATLANTIC |
          |           |             |           |           |             |             |          ---|   RISK   |
         100%        100%          100%        100%        100%          90%            |          |  | SERVICES,|
          |           |             |           |           |             |             |          |  |    LLC   |
  -------------  ------------  ----------  -----------  ------------  ------------------------     |  |(Delaware)|
  |  TAPIOCA  |  |  GOTHAM  |  |  CAPE  |  |  CAPE   |  |  CAPE    |  |    GOTHAM ISSUER,    |     |  ------------
  | VIEW, LLC |  | RE, INC. |  | VERITY |  | VERITY  |  | VERITY   |  |         LLC          |     |  ------------
  |(Delaware) |  |(Vermont) |  | I,INC. |  | II,INC. |  | III,INC. |  |     (Delaware)       |   100% | GLOBAL   |
  -------------  ------------  | (Iowa) |  | (Iowa)  |  | (Iowa)   |  ------------------------     |  | ATLANTIC |
                               ----------  -----------  ------------                               ---| FINANCIAL|
                                                                                                      | COMPANY  |
                                                                                                      |(Delaware)|
                                                                                                      ------------









-----------------
|  THE GOLDMAN  |          -------------
|  SACHS GROUP, |          | 3RD PARTY |
| INC.(Delaware)|          | INVESTORS |
-----------------          -------------
         |                       |
         |                       |
         ---22%---         --78%--
                 |         |
                 |         |
---------------------------
|      GLOBAL ATLANTIC    |
| FINANCIAL GROUP LIMITED |
|        (Bermuda)        |
---------------------------
             |
             |
-----------------------------100%---------------
                                               |
                                               |
                                          --------------------------------
                                          |  ARIEL RE (HOLDINGS) LIMITED |
                                          |           (Bermuda)          |
                                          --------------------------------

------------------------------------------------------------------------------------------------------------------------------------
LEGAL ENTITY NAME          BUSINESS DESCRIPTION    PARENT 1                 OWNERSHIP INTEREST  PARENT 2          OWNERSHIP INTEREST
------------------------------------------------------------------------------------------------------------------------------------
Accordia Life and Annuity  Life insurance company  Commonwealth Annuity                   100%
Company                                            and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
Ariel Re (Holdings)        Former holding company  Global Atlantic                        100%
Limited                    of divested P&C         Financial Group Limited
                           business
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity I, Inc.        Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity II, Inc.       Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity III, Inc.      Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Annuity and   Life insurance company  Forethought Services,                   79%  Global Atlantic                  21%
Life Insurance Company                             LLC                                          (Fin) Co
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Annuity and   Reinsurance company     Commonwealth Re Midco                  100%
Life Reinsurance Company                           Limited
Limited
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Re Midco      Intermediate holding    Global Atlantic                        100%
Limited                    company for L&A         Financial Life Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
First Allmerica Financial  Life insurance company  Commonwealth Annuity                   100%
Life Insurance Company                             and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
FLIC Properties            Title holder of         Forethought Life                       100%
                           certain real estate     Insurance Company
                           properties on behalf
                           of FLIC
------------------------------------------------------------------------------------------------------------------------------------
ForeLife Agency, Inc.      Holder of Texas         Forethought Services,                  100%
                           preneed permit          LLC
                           enabling FLIC to sell
                           preneed life insurance
                           in Texas
------------------------------------------------------------------------------------------------------------------------------------
Forethought Capital        Insurance policy        Forethought Financial                  100%
Funding, Inc               assignment business     Group, Inc
                           (for deceased
                           policyholders only)
                           assignment business
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic            Securities              Forethought Financial                  100%
Distributors, LLC          Broker-dealer           Group, Inc
                           registered with SEC
                           and FINRA
------------------------------------------------------------------------------------------------------------------------------------
Forethought Financial      Forethought Group       Global Atlantic (Fin)                  100%
Group, Inc                 holding company;        Co
                           parent company of life
                           insurance holding
                           company system
------------------------------------------------------------------------------------------------------------------------------------
Forethought Holdings, LLC  Marketing Company for   Forethought National                   100%
                           affiliates' products    Life Insurance Company
                           and services
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic            Investment advisor      Forethought Financial                  100%
Investment                 registered with SEC     Group, Inc
Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Forethought Life           Issuer of life          Commonwealth Annuity                    95%  Forethought                       5%
Insurance Company          insurance and           and Life Insurance                           Services, LLC
                           annuities contracts     Company
------------------------------------------------------------------------------------------------------------------------------------
Forethought National Life  Issuer of life          Commonwealth Annuity                    95%  Forethought                       5%
Insurance Company          insurance and           and Life Insurance                           Services, LLC
                           reinsurer of annuity    Company
                           contracts
------------------------------------------------------------------------------------------------------------------------------------
Forethought Services, LLC  Intermediate holding    Forethought Financial                  100%
                           company of life         Group, Inc
                           insurance holding
                           company system;
                           paymaster for
                           employees of FFG
                           entities
------------------------------------------------------------------------------------------------------------------------------------
GA Risk Advisors, Inc.     General partner of      Global Atlantic (Fin)                  100%
                           Global Atlantic Risk    Co
                           Advisors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic (Fin)      Intermediate holding    Global Atlantic                        100%
Company                    company for L&A         Financial Life Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Service company and     Global Atlantic (Fin)                  100%
Company                    common employer for     Co
                           the L&A business of
                           GAFG
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Ultimate parent and     The Goldman Sachs                       22%  Third-party                      78%
Group Limited              holding company         Group, Inc.                                  Investors
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Parent and holding      Global Atlantic                        100%
Life Limited               company for L&A         Financial Group Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Risk       Reinsurance             Global Atlantic (Fin)                  100%
Advisors, L.P.             intermediary            Co
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Risk       Insurance producer      Global Atlantic (Fin)                  100%
Services, LLC              and reinsurance         Co
                           intermediary
------------------------------------------------------------------------------------------------------------------------------------
Gotham Issuer, LLC         "Limited Liability      Accordia Life and                      100%
                           company with limited    Annuity Company
                           purpose of issuing
                           notes related to
                           Gotham Re, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Gotham Re, Inc.            Vermont special         Accordia Life and                      100%
                           purpose financial       Annuity Company
                           insurance company
------------------------------------------------------------------------------------------------------------------------------------
Tapioca View, LLC          Limited liability       Accordia Life and                      100%
                           company with limited    Annuity Company
                           purpose of making note
                           payments and any
                           applicable early
                           termination fees
                           related to Cape Verity
                           I, LLC.

ITEM 27.          NUMBER OF CONTRACT OWNERS

As of February 29, 2016, there were 12,069 Contract holders of qualified Contracts and 4,809 Contract holders of non-qualified Contracts.

ITEM 28.          INDEMNIFICATION

Article VI of the Company's Bylaws states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person or such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by -law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 29. PRINCIPAL UNDERWRITERS

      (a) Global Atlantic Distributors, LLC also acts as a principal underwriter for the following:

            - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Commonwealth Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, Commonwealth Annuity Select Separate Account, and Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company

            - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

      (b) Unless otherwise indicated, the principal business address of each of the following Directors and Officers is:

                 7 World Trade Center
                 250 Greenwich Street
                 New York, NY 10007

(1) 132 Turnpike Road, Suite 210, Southborough, MA  01772
(2) 19 Par-La-Ville Road, Hamilton HM 11, Bermuda
(3) 4405 Cox Road, Suite 150, Glen Allen, VA  23060

             NAME                                              POSITION OR OFFICE WITH UNDERWRITER
------------------------------------------------------- --------------------------------------------------------
Robert M. Arena, Jr. (2)                                President, Manager
Michael A. Reardon (1)                                  Head of Principal Underwriter, Manager
Jeffrey Harpel (3)                                      Chief Financial Officer (FINOP)
Margot K. Wallin (1)                                    Senior Vice President and Chief Compliance Officer
Samuel Ramos                                            General Counsel and Secretary
Virginia H. Johnson (1)                                 Assistant Secretary
Sarah Patterson (2)                                     Assistant Secretary
John J. Fowler (1)                                      Treasurer
Justin MacNeil (1)                                      Assistant Treasurer
Paula Nelson (2)                                        Executive Vice President - Distribution
Peter Seroka (2)                                        Vice President
Dean Siegel (2)                                         Vice President
Ronald Hensel (2)                                       Vice President
Mary L. Cavanaugh (1)                                   Manager

      (c) As indicated in Part B (Statement of Additional Information), the following commissions and other compensation were received by Epoch Securities, Inc., directly or indirectly, from the Registrant during the Registrant's last fiscal year.

(1) NAME OF                       (2) NET UNDERWRITING        (3) COMPENSATION
PRINCIPAL                             DISCOUNTS AND                    ON             (4) BROKERAGE        (5) OTHER
UNDERWRITER                            COMMISSIONS                 REDEMPTION          COMMISSIONS        COMPENSATION
-----------------------------     --------------------        -----------------       -------------       ------------
Global Atlantic Distributors,             None                      None                   N/A                N/A
 LLC

As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Global Atlantic Distributors, LLC, the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2015. No other commission or other compensation was received by Global Atlantic Distributors, LLC, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

      Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained for the Company by the Registrant through Global Atlantic Financial Life & Annuity, at its office at 82 Hopmeadow Street, Suite 200, Simsbury, CT 06089.

ITEM 31. MANAGEMENT SERVICES

      The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

      (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

      (b) The Registrant hereby undertakes to include in the prospectus a toll-free number to obtain a Statement of Additional Information.

      (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

      (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

      (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

      Registrant, a separate account of Commonwealth Annuity and Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP- 6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code

      Section 403(b)(11).

      Registrant has taken the following steps in reliance on the letter:

1. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

2. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

4. A signed statement acknowledging the participant's understanding of (I) the restrictions on withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southborough, and Commonwealth of Massachusetts, on the 25th day of April, 2016.

                            SEPARATE ACCOUNT VA-K OF
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                By: /s/ Sarah M. Patterson
                --------------------------------------
                Sarah M. Patterson, Senior Vice
                President, Associate General Counsel,
                and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                                                            TITLE                                DATE
----------                                                            -----                                ----
/s/ John J. Fowler                             Senior Vice President, Chief Financial Officer and    April 25, 2016
-----------------------------------------      Treasurer
John J. Fowler

Allan S. Levine*                               Chairman of the Board
-----------------------------------------

Kathleen M. Redgate*                           Director, Executive Vice President and Chief
-----------------------------------------      Accounting Officer

SIGNATURES                                                            TITLE                                DATE
----------                                                            -----                                ----
Nicholas H. von Moltke*                        Director, President and Chief Executive Officer
-----------------------------------------

Richard V. Spencer*                            Director
-----------------------------------------

Hanben Kim Lee*                                Director and Executive Vice President
-----------------------------------------

Gilles M. Dellaert*                            Director, Executive Vice President and Chief
-----------------------------------------      Investment Officer

Michael A. Reardon*                            Director and Executive Vice President
-----------------------------------------

*Sarah M. Patterson, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated April 20, 2016 duly executed by such persons.

/s/ Sarah M. Patterson
-----------------------------------------
Sarah M. Patterson, Attorney-in-Fact

(33-39702) Exec Annuity Plus/Allmerica Advantage

                                 EXHIBIT TABLE

Exhibit 8(c)           Directors' Powers of Attorney

Exhibit 9              Opinion of Counsel

Exhibit 10             Consent of Independent Registered Public Accounting Firm